NYLIM Balanced Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 26.6%
Asset-Backed Securities 2.9%
Automobile Asset-Backed Securities 1.8%
American Credit Acceptance Receivables Trust (a)
Series 2026-2, Class D
5.18%, due 6/8/32	$ 470,000	$ 465,157
Series 2024-4, Class D
5.34%, due 8/12/31	380,000	381,930
AutoNation Finance Trust
Series 2026-1A, Class C
4.56%, due 10/14/31 (a)	340,000	335,364
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2023-1A, Class A
5.25%, due 4/20/29	350,000	352,653
Series 2024-1A, Class B
5.85%, due 6/20/30	480,000	486,672
Series 2023-6A, Class B
6.40%, due 12/20/29	310,000	317,320
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class D
4.99%, due 11/17/31	330,000	324,839
Series 2025-4, Class D
5.41%, due 8/15/31	440,000	439,161
Series 2025-2, Class D
5.62%, due 3/17/31	450,000	453,328
Exeter Automobile Receivables Trust
Series 2025-5A, Class D
5.16%, due 3/15/32	380,000	377,021
Series 2026-3A, Class D
5.44%, due 10/15/32	370,000	368,839
First Investors Auto Owner Trust
Series 2025-1A, Class C
4.75%, due 12/15/31 (a)	370,000	367,491
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class A1
4.06%, due 9/15/30	400,000	395,850
GLS Auto Receivables Issuer Trust
Series 2026-2A, Class D
5.38%, due 1/15/32 (a)	380,000	377,899
GLS Auto Select Receivables Trust
Series 2024-2A, Class D
6.37%, due 8/15/31 (a)	225,000	231,157
GM Financial Revolving Receivables Trust
Series 2025-1, Class A
4.64%, due 12/11/37 (a)	370,000	368,926
Hertz Vehicle Financing LLC
Series 2022-2A, Class A
2.33%, due 6/26/28 (a)	395,000	388,572

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
LAD Auto Receivables Trust
Series 2026-1A, Class A3
3.92%, due 4/15/31 (a)	$ 600,000	$ 591,581
M&T Bank Auto Receivables Trust
Series 2025-1A, Class A4
4.89%, due 7/15/32 (a)	500,000	501,998
Santander Drive Auto Receivables Trust
Series 2026-1, Class D
4.75%, due 4/15/32	400,000	391,450
		7,917,208
Credit Card Asset-Backed Securities 0.1%
Capital One Multi-Asset Execution Trust
Series 2026-A2, Class A
5.11%, due 7/15/38	370,000	367,330
First National Master Note Trust
Series 2024-1, Class A
5.34%, due 5/15/30	350,000	352,646
		719,976
Home Equity Asset-Backed Security 0.1%
J.P. Morgan Mortgage Trust ACES
Series 2026-ACES1, Class A2
5.161%, due 4/25/66 (a)(b)	450,000	438,813
Other Asset-Backed Securities 0.9%
American Airlines Pass-Through Trust
Series 2026-2, Class B
6.30%, due 8/20/35	330,000	329,295
Dell Equipment Finance Trust
Series 2026-1A, Class A3
4.32%, due 12/22/31 (a)	380,000	378,417
FirstKey Homes Trust
Series 2022-SFR2, Class C
4.50%, due 7/17/39 (a)	368,586	364,677
Navient Refinance Loan Trust (a)
Series 2025-B, Class A
4.72%, due 9/15/55	460,296	454,380
Series 2026-B, Class A
5.07%, due 6/15/56	370,000	367,998
Point Broadband Funding LLC
Series 2025-1A, Class A2
5.336%, due 7/20/55 (a)	400,000	393,669
Shentel Issuer LLC
Series 2025-1A, Class A2
5.64%, due 12/20/55 (a)	330,000	330,405

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Tricon Residential Trust
Series 2024-SFR1, Class A
4.65%, due 4/17/41 (a)	$ 499,293	$ 492,666
Verizon Master Trust
Series 2024-7, Class A
4.35%, due 8/20/32 (a)	300,000	297,015
Zayo Issuer LLC (a)
Series 2026-1A, Class A2
5.546%, due 4/20/56	240,000	237,441
Series 2025-2A, Class A2
5.953%, due 6/20/55	400,000	402,587
		4,048,550
Total Asset-Backed Securities (Cost $13,201,874)		13,124,547
Corporate Bonds 8.6%
Agriculture 0.1%
Altria Group, Inc.
2.45%, due 2/4/32	365,000	317,865
Auto Manufacturers 0.3%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	325,000	327,309
Ford Motor Credit Co. LLC
5.73%, due 9/5/30	600,000	600,260
5.875%, due 11/7/29	305,000	307,524
Hyundai Capital America
4.875%, due 6/23/27 (a)	335,000	336,167
		1,571,260
Banks 1.6%
Banco Bilbao Vizcaya Argentaria SA
5.127%, due 3/3/36 (c)	400,000	381,657
Bank of America Corp.
5.518%, due 10/25/35 (d)	505,000	499,355
Barclays plc
4.521%, due 2/24/32 (d)	330,000	318,925
BPCE SA
5.184%, due 6/2/32 (a)(d)	330,000	326,170
Citizens Financial Group, Inc.
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (e)	390,000	381,809
Goldman Sachs Group, Inc. (The) (d)
4.516%, due 1/21/32	555,000	538,674
5.065%, due 1/21/37	190,000	180,966
HSBC Holdings plc
7.39%, due 11/3/28 (d)	470,000	484,612

	Principal Amount	Value
Corporate Bonds
Banks
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (d)	$ 390,000	$ 379,448
Intesa Sanpaolo SpA
5.20% (1 Year Treasury Constant Maturity Rate + 0.95%), due 6/29/32 (a)(e)	205,000	202,703
Morgan Stanley (d)
Series I
4.356%, due 10/22/31	310,000	300,316
Series I
4.892%, due 10/22/36	185,000	175,384
5.17%, due 7/14/32	295,000	293,886
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (d)	385,000	380,028
PNC Financial Services Group, Inc. (The)
6.615%, due 10/20/27 (d)	545,000	547,314
Santander Holdings USA, Inc.
5.22%, due 6/5/32 (d)	445,000	439,118
U.S. Bancorp
5.47%, due 7/27/37 (d)	330,000	326,729
Wells Fargo & Co.
4.844%, due 5/20/32 (d)	415,000	409,350
Zions Bancorp NA
5.239%, due 10/1/29 (d)	435,000	435,172
		7,001,616
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	300,000	302,309
Building Materials 0.1%
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	300,000	304,919
Chemicals 0.1%
Dow Chemical Co. (The)
4.80%, due 1/15/31	390,000	383,260
Olin Corp.
5.00%, due 2/1/30	320,000	307,322
		690,582
Commercial Services 0.3%
Brink's Co. (The)
6.50%, due 6/15/29 (a)	295,000	300,333
Equifax, Inc.
5.65%, due 8/15/33	360,000	361,182
Global Payments, Inc.
2.15%, due 1/15/27	400,000	395,980

	Principal Amount	Value
Corporate Bonds
Commercial Services
Sunbelt Rentals Holdings, Inc.
4.95%, due 8/12/30 (a)	$ 440,000	$ 436,445
		1,493,940
Computers 0.1%
Booz Allen Hamilton, Inc.
5.90%, due 1/30/34	330,000	326,361
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	270,000	267,076
		593,437
Cosmetics & Personal Care 0.1%
Edgewell Personal Care Co.
4.125%, due 4/1/29 (a)	330,000	317,542
Diversified Financial Services 0.6%
Aircastle Ltd.
5.00%, due 5/15/31 (a)	445,000	437,438
Ally Financial, Inc.
5.548%, due 7/31/33 (d)	395,000	389,173
Bread Financial Holdings, Inc.
6.75%, due 5/15/31 (a)	310,000	316,030
Capital One Financial Corp.
6.183%, due 1/30/36 (d)	335,000	335,970
Equitable America Global Funding
4.95%, due 6/9/30 (a)	390,000	386,562
OneMain Finance Corp.
6.625%, due 5/15/29	310,000	313,793
Synchrony Financial (d)
5.45%, due 10/15/30	345,000	345,458
5.45%, due 3/6/31	320,000	318,832
		2,843,256
Electric 1.6%
Arizona Public Service Co.
5.55%, due 8/1/33	415,000	418,438
Duke Energy Carolinas LLC
4.95%, due 1/15/33	195,000	193,299
Duke Energy Corp.
4.50%, due 8/15/32	140,000	135,228
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	70,000	70,094
5.30%, due 6/15/35	700,000	692,255
Entergy Arkansas LLC
5.15%, due 1/15/33	220,000	219,538
Entergy Louisiana LLC
5.15%, due 9/15/34	375,000	371,327

	Principal Amount	Value
Corporate Bonds
Electric
Evergy Kansas Central, Inc.
5.30%, due 7/1/36	$ 410,000	$ 403,169
National Rural Utilities Cooperative Finance Corp.
4.30%, due 12/10/30 (c)	345,000	336,881
Pacific Gas and Electric Co.
5.25%, due 2/1/32	410,000	408,695
5.45%, due 6/15/27	400,000	402,345
5.60%, due 8/15/36	330,000	323,698
6.10%, due 1/15/29	240,000	246,275
6.40%, due 6/15/33	110,000	115,043
PECO Energy Co.
4.90%, due 6/15/33 (c)	310,000	307,281
Public Service Co. of Oklahoma
5.45%, due 1/15/36	305,000	301,373
Southern California Edison Co.
4.95%, due 9/15/31	445,000	439,755
Southern Co. (The)
5.70%, due 10/15/32	100,000	102,905
Southwestern Public Service Co.
5.30%, due 8/15/36	325,000	316,322
Virginia Electric and Power Co.
5.05%, due 8/15/34	375,000	367,156
Vistra Operations Co. LLC
5.25%, due 4/30/33 (a)	300,000	293,320
Xcel Energy, Inc.
5.50%, due 3/15/34	290,000	289,482
XPLR Infrastructure Operating Partners LP
7.25%, due 1/15/29 (a)(c)	295,000	304,230
		7,058,109
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	360,000	331,247
Insurance 0.3%
GA Global Funding Trust
5.40%, due 1/13/30 (a)	645,000	642,808
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	430,000	431,600
RGA Global Funding
6.00%, due 11/21/28 (a)	445,000	455,419
		1,529,827
Internet 0.4%
Amazon.com, Inc.
2.10%, due 5/12/31	430,000	378,201
Go Daddy Operating Co. LLC
3.50%, due 3/1/29 (a)	330,000	308,762

	Principal Amount	Value
Corporate Bonds
Internet
Match Group Holdings II LLC
4.125%, due 8/1/30 (a)	$ 330,000	$ 308,759
Meta Platforms, Inc.
4.60%, due 11/15/32	640,000	616,065
		1,611,787
Leisure Time 0.1%
Carnival Corp. Ltd.
4.00%, due 8/1/28 (a)	395,000	386,921
Media 0.4%
CCO Holdings LLC
5.375%, due 6/1/29 (a)	310,000	301,061
Charter Communications Operating LLC
2.80%, due 4/1/31 (c)	765,000	669,681
6.384%, due 10/23/35	370,000	358,052
Sirius XM Radio LLC
4.125%, due 7/1/30 (a)	330,000	308,448
		1,637,242
Oil & Gas 0.2%
Antero Resources Corp.
5.40%, due 2/1/36	330,000	317,516
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	310,000	309,393
SM Energy Co.
6.75%, due 8/1/29 (a)	300,000	304,353
		931,262
Pipelines 0.6%
Columbia Pipelines Holding Co. LLC
5.097%, due 10/1/31 (a)	320,000	316,869
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	270,000	278,701
Energy Transfer LP
3.75%, due 5/15/30	185,000	177,110
5.75%, due 2/15/33	205,000	209,300
MPLX LP
5.50%, due 6/1/34	385,000	383,443
Plains All American Pipeline LP
4.70%, due 1/15/31	400,000	393,232
Targa Resources Partners LP
5.50%, due 3/1/30	755,000	759,741
		2,518,396
Real Estate Investment Trusts 0.3%
American Tower Corp.
2.10%, due 6/15/30	660,000	591,893

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
GLP Capital LP
4.00%, due 1/15/30	$ 400,000	$ 381,779
XHR LP
6.625%, due 5/15/30 (a)	305,000	311,506
		1,285,178
Retail 0.1%
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (a)	320,000	312,144
Nordstrom, Inc.
4.375%, due 4/1/30	330,000	315,391
		627,535
Semiconductors 0.2%
Broadcom, Inc.
2.60%, due 2/15/33	120,000	101,071
5.05%, due 4/15/30	460,000	458,913
Foundry JV Holdco LLC
5.90%, due 1/25/33 (a)	310,000	315,720
		875,704
Software 0.2%
Fiserv, Inc.
4.55%, due 2/15/31	595,000	576,133
Oracle Corp.
4.80%, due 9/26/32	275,000	253,110
		829,243
Telecommunications 0.7%
AT&T, Inc.
2.25%, due 2/1/32	415,000	356,385
4.35%, due 3/1/29	955,000	943,278
4.55%, due 11/1/32	500,000	480,301
PR RNO Property Owner 1 LLC
6.50%, due 5/1/31 (a)	315,000	296,610
Verizon Communications, Inc.
4.75%, due 1/15/33	700,000	678,038
6.20% (5 Year Treasury Constant Maturity Rate + 2.042%), due 5/14/56 (e)	490,000	479,541
		3,234,153
Total Corporate Bonds (Cost $38,564,542)		38,293,330
Mortgage-Backed Securities 3.4%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.5%
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class A
4.185%, due 8/15/46 (a)(f)	420,000	377,223

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A
2.843%, due 3/9/44 (a)	$ 560,000	$ 515,362
BX Trust (a)
Series 2019-OC11, Class C
3.856%, due 12/9/41	360,000	340,252
Series 2025-ARIA, Class A
5.031%, due 12/13/42 (f)	380,000	377,475
Series 2025-VLT7, Class A
5.376% (1 Month SOFR + 1.70%), due 7/15/44 (e)	385,000	383,917
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	1,000,000	915,714
Series 2026-MFAM1, Class AS
6.087%, due 7/15/59 (f)	330,000	337,208
CSMC Trust
Series 2017-TIME, Class A
3.646%, due 11/13/39 (a)	250,000	239,472
Durst Commercial Mortgage Trust
Series 2025-151, Class A
5.145%, due 8/10/42 (a)(f)	400,000	398,844
ESTN Trust
Series 2026-TOWN, Class B
5.553%, due 5/12/46 (a)(f)	400,000	395,692
GNMA
REMIC, Series 2025-125, Class JA
5.00%, due 11/16/50 (f)	442,008	439,313
Grace Trust (a)
Series 2020-GRCE, Class A
2.347%, due 12/10/40	355,000	314,455
Series 2020-GRCE, Class D
2.68%, due 12/10/40 (f)	360,000	315,013
Houston Galleria Mall Trust
Series 2025-HGLR, Class A
5.462%, due 2/5/45 (a)(f)	500,000	500,855
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-NLP, Class A
4.523% (1 Month SOFR + 0.847%), due 4/15/37 (a)(e)	385,103	381,974
JPMF1 Multifamily Mortgage Trust
Series 2026-FX1, Class AS
5.617%, due 5/15/59 (f)	490,000	491,898
LBTY Commercial Mortgage Trust
Series 2026-225L, Class B
4.885%, due 2/10/43 (a)(f)	330,000	321,777
LONG Trust
Series 2026-ISL, Class A
5.376% (1 Month SOFR + 1.70%), due 6/15/43 (a)(e)	330,000	329,427

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Manhattan West Mortgage Trust (a)(f)
Series 2020-1MW, Class C
2.335%, due 9/10/39	$ 520,000	$ 502,829
Series 2026-2MW, Class B
5.534%, due 6/10/48	400,000	394,270
NJ Trust
Series 2025-WBRK, Class A
5.867%, due 3/5/35 (a)(f)	450,000	456,095
NYC Commercial Mortgage Trust
Series 2025-28L, Class B
5.007%, due 11/5/38 (a)(f)	353,000	350,447
NYC Trust
Series 2026-9W57, Class A
4.89%, due 6/6/40 (a)(f)	500,000	492,752
PFDR Trust
Series 2026-DLVR, Class B
5.776% (1 Month SOFR + 2.10%), due 6/15/43 (a)(e)	260,000	260,163
RFR Trust
Series 2025-SGRM, Class A
5.379%, due 3/11/41 (a)(f)	380,000	380,201
SLG Office Trust
Series 2021-OVA, Class B
2.707%, due 7/15/41 (a)	500,000	439,726
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A
5.119% (1 Month SOFR + 1.443%), due 2/15/42 (a)(e)	470,000	466,487
		11,118,841
Whole Loan (Collateralized Mortgage Obligations) 0.9%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(g)	232,902	232,910
Citigroup Mortgage Loan Trust
Series 2026-LTV1, Class A1
5.759%, due 5/25/66 (a)(b)	490,000	489,211
CLIP Trust
Series 2026-NQM1, Class A1
5.221%, due 5/25/71 (a)(b)	432,669	429,213
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M2
7.466% (SOFR 30A + 3.85%), due 5/25/42 (a)(e)	620,000	634,096
FHLMC STACR REMIC Trust
Series 2022-HQA3, Class M1B
7.166% (SOFR 30A + 3.55%), due 8/25/42 (a)(e)	650,000	667,496
OBX Trust
Series 2026-NQM8, Class A1
5.297%, due 5/25/66 (a)(b)	324,899	323,454

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Sequoia Mortgage Trust
Series 2026-5, Class A26F
5.316% (SOFR 30A + 1.70%), due 5/25/56 (a)(e)	$ 492,130	$ 491,397
SG Residential Mortgage Trust
Series 2026-1, Class A1
4.782%, due 1/25/66 (a)(b)	419,822	414,004
Structured Agency Credit Risk
Series 2026-DNA1, Class M2
4.916% (SOFR 30A + 1.30%), due 2/25/46 (a)(e)	330,000	330,378
		4,012,159
Total Mortgage-Backed Securities (Cost $15,347,509)		15,131,000
U.S. Government & Federal Agencies 11.7%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.3%
UMBS Pool, 30 Year
5.50%, due 2/1/55	1,224,136	1,212,474
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA
4.50% (1 Year Treasury Constant Maturity Rate + 1.50%), due 5/20/56 (e)	308,874	303,936
United States Treasury Notes 11.4%
U.S. Treasury Notes
4.125%, due 7/15/29	9,403,600	9,350,705
4.25%, due 7/31/28	14,785,000	14,779,802
4.375%, due 7/31/31	8,960,000	8,939,700
4.375%, due 7/31/33	15,135,000	14,962,366
4.375%, due 5/15/36	3,142,400	3,059,912
		51,092,485
Total U.S. Government & Federal Agencies (Cost $52,762,686)		52,608,895
Total Long-Term Bonds (Cost $119,876,611)		119,157,772

	Shares

Common Stocks 63.2%
Aerospace & Defense 0.9%
L3Harris Technologies, Inc.	14,173	3,926,771
Automobile Components 0.7%
Gentex Corp.	130,363	3,045,280

	Shares	Value
Common Stocks
Banks 5.1%
Huntington Bancshares, Inc.	257,258	$ 4,383,676
JPMorgan Chase & Co.	28,903	10,167,787
M&T Bank Corp.	18,156	4,471,641
PNC Financial Services Group, Inc. (The)	15,776	3,941,949
		22,965,053
Beverages 0.8%
Keurig Dr Pepper, Inc.	122,310	3,806,287
Biotechnology 1.0%
Gilead Sciences, Inc.	33,568	4,370,889
Building Products 1.0%
Johnson Controls International plc	29,511	4,328,083
Capital Markets 7.0%
Ares Management Corp.	30,364	3,889,325
Intercontinental Exchange, Inc.	33,065	5,041,751
KKR & Co., Inc.	45,158	4,580,376
LPL Financial Holdings, Inc.	13,219	4,675,560
Nasdaq, Inc.	44,275	4,170,262
Raymond James Financial, Inc.	25,634	4,511,072
S&P Global, Inc.	10,639	4,382,523
		31,250,869
Communications Equipment 2.2%
Cisco Systems, Inc.	53,883	6,249,889
F5, Inc. (h)	9,121	3,671,841
		9,921,730
Consumer Staples Distribution & Retail 1.1%
U.S. Foods Holding Corp. (h)	48,403	4,868,858
Diversified Consumer Services 0.7%
H&R Block, Inc.	71,705	3,157,171
Electric Utilities 0.8%
American Electric Power Co., Inc.	29,065	3,715,960
Electrical Equipment 1.8%
Eaton Corp. plc	10,346	4,295,659
Emerson Electric Co.	25,448	3,812,620
		8,108,279
Food Products 0.8%
Archer-Daniels-Midland Co.	43,465	3,445,471

	Shares	Value
Common Stocks
Gas Utilities 0.8%
Atmos Energy Corp.	20,397	$ 3,524,194
Health Care Equipment & Supplies 0.8%
Stryker Corp.	11,378	3,705,815
Health Care Providers & Services 2.5%
Elevance Health, Inc.	13,612	5,115,934
UnitedHealth Group, Inc.	15,091	6,253,711
		11,369,645
Industrial Conglomerates 0.9%
3M Co.	22,753	4,010,899
Insurance 4.9%
American International Group, Inc.	52,391	4,116,885
Chubb Ltd.	11,523	4,040,886
Marsh & McLennan Cos., Inc.	24,560	4,658,786
MetLife, Inc.	45,807	4,403,427
Progressive Corp. (The)	22,186	4,690,564
		21,910,548
Interactive Media & Services 0.8%
Alphabet, Inc., Class C	9,602	3,424,553
IT Services 0.7%
Amdocs Ltd.	57,449	3,201,058
Machinery 1.5%
Middleby Corp. (The) (h)	26,068	3,482,163
PACCAR, Inc.	26,211	3,477,676
		6,959,839
Metals & Mining 0.8%
Freeport-McMoRan, Inc.	60,130	3,765,942
Multi-Utilities 1.0%
Sempra	50,488	4,470,712
Oil, Gas & Consumable Fuels 3.6%
Antero Resources Corp. (h)	94,925	3,430,589
Diamondback Energy, Inc.	25,081	5,090,189
Marathon Petroleum Corp.	11,095	3,511,235
Targa Resources Corp.	15,216	4,113,950
		16,145,963

	Shares	Value
Common Stocks
Personal Care Products 1.0%
Unilever plc, Sponsored ADR (United Kingdom)	68,363	$ 4,334,898
Pharmaceuticals 6.7%
AstraZeneca plc (United Kingdom)	17,822	3,023,324
Eli Lilly & Co.	2,398	2,754,918
Johnson & Johnson	29,726	7,620,260
Merck & Co., Inc.	54,788	7,133,398
Pfizer, Inc.	180,768	4,521,008
Roche Holding AG	5,778	2,526,326
Zoetis, Inc.	32,784	2,533,875
		30,113,109
Semiconductors & Semiconductor Equipment 2.6%
Broadcom, Inc.	11,102	4,321,786
NVIDIA Corp.	20,508	4,116,981
NXP Semiconductors NV (Netherlands)	13,854	3,174,783
		11,613,550
Software 4.2%
Microsoft Corp.	40,431	18,789,094
Specialized REITs 1.5%
Crown Castle, Inc.	43,259	3,300,662
Gaming and Leisure Properties, Inc.	74,290	3,327,449
		6,628,111
Specialty Retail 1.8%
Dick's Sporting Goods, Inc.	19,477	3,815,739
Industria de Diseno Textil SA, ADR (Spain) (c)	263,593	4,307,110
		8,122,849
Technology Hardware, Storage & Peripherals 0.9%
NetApp, Inc.	21,811	3,893,264
Trading Companies & Distributors 0.8%
Ferguson Enterprises, Inc.	16,492	3,864,570
Water Utilities 0.7%
American Water Works Co., Inc.	25,514	3,423,213
Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.	21,144	3,651,780
Total Common Stocks (Cost $211,604,338)		283,834,307

	Shares	Value
Exchange-Traded Funds 9.1%
iShares Intermediate Government/Credit Bond ETF (c)	159,088	$ 16,751,171
Vanguard Intermediate-Term Treasury ETF	275,234	16,059,904
Vanguard Russell 1000 Value ETF	74,684	8,246,607
Total Exchange-Traded Funds (Cost $38,837,847)		41,057,682
Short-Term Investments 0.8%
Affiliated Investment Company 0.6%
NYLIM U.S. Government Liquidity Fund, 3.585% (i)	2,522,085	2,522,085
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 3.742% (i)(j)	972,610	972,610
Total Short-Term Investments (Cost $3,494,695)		3,494,695
Total Investments (Cost $373,813,491)	99.7%	447,544,456
Other Assets, Less Liabilities	0.3	1,258,202
Net Assets	100.0%	$ 448,802,658

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(c)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $952,465; the total market value of collateral held by the Fund was $985,059. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $12,449. The Fund received cash collateral with a value of $972,610.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2026.
(e)	Floating rate—Rate shown was the rate in effect as of July 31, 2026.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2026.
(g)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.
(h)	Non-income producing security.
(i)	Current yield as of July 31, 2026.
(j)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 3,127	$ 38,755	$ (39,360)	$ —	$ —	$ 2,522	$ 63	$ —	2,522

Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corp.
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 13,124,547	$ —	$ 13,124,547
Corporate Bonds	—	38,293,330	—	38,293,330
Mortgage-Backed Securities	—	15,131,000	—	15,131,000
U.S. Government & Federal Agencies	—	52,608,895	—	52,608,895
Total Long-Term Bonds	—	119,157,772	—	119,157,772
Common Stocks
Pharmaceuticals	27,586,783	2,526,326	—	30,113,109
All Other Industries	253,721,198	—	—	253,721,198
Total Common Stocks	281,307,981	2,526,326	—	283,834,307
Exchange-Traded Funds	41,057,682	—	—	41,057,682
Short-Term Investments
Affiliated Investment Company	2,522,085	—	—	2,522,085
Unaffiliated Investment Company	972,610	—	—	972,610
Total Short-Term Investments	3,494,695	—	—	3,494,695
Total Investments in Securities	$ 325,860,358	$ 121,684,098	$ —	$ 447,544,456

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM Candriam Emerging Markets Equity Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 92.6%
Argentina 2.6%
Banco BBVA Argentina SA, ADR (Banks)	36,000	$ 681,480
Pampa Energia SA, Sponsored ADR (Electric Utilities) (a)	10,000	883,200
Vista Energy SAB de CV, ADR (Oil, Gas & Consumable Fuels) (a)	3,000	211,350
YPF SA, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	27,000	1,418,580
		3,194,610
Brazil 1.9%
Banco BTG Pactual SA (Capital Markets)	45,000	504,226
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	80,000	437,154
Localiza Rent a Car SA (Ground Transportation)	30,000	222,582
NU Holdings Ltd., Class A (Banks) (a)	18,000	257,940
PRIO SA (Oil, Gas & Consumable Fuels) (a)	80,000	960,319
		2,382,221
Chile 0.2%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals)	3,000	201,180
China 24.1%
Agricultural Bank of China Ltd., Class H (Banks)	1,400,000	1,127,066
Airtac International Group (Machinery)	14,000	565,895
Alibaba Group Holding Ltd. (Broadline Retail)	220,000	3,360,386
Baidu, Inc., Class A (Interactive Media & Services) (a)	26,000	360,007
Cambricon Technologies Corp. Ltd., Class A (Semiconductors & Semiconductor Equipment)	2,200	359,132
China Construction Bank Corp., Class H (Banks)	1,580,000	1,856,362
China Life Insurance Co. Ltd., Class H (Insurance)	280,000	1,044,874
China Taiping Insurance Holdings Co. Ltd. (Insurance)	280,000	787,381
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	470,000	393,171
CMOC Group Ltd., Class H (Metals & Mining)	280,000	605,369
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	16,000	940,273
Geely Automobile Holdings Ltd. (Automobiles)	420,000	1,061,948
Industrial & Commercial Bank of China Ltd., Class H (Banks)	1,260,000	1,206,965
JD.com, Inc., Class A (Broadline Retail)	74,000	1,219,747
KE Holdings, Inc., Class A (Real Estate Management & Development)	112,000	630,029
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	280,000	861,058
Meituan (Hotels, Restaurants & Leisure) (a)(b)	146,000	1,732,886
NetEase, Inc. (Entertainment)	30,000	800,967
Ningbo Deye Technology Corp., Class A (Electrical Equipment)	6,000	72,695
PDD Holdings, Inc., ADR (Broadline Retail) (a)	8,000	708,480
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	112,000	838,599
Piotech, Inc., Class A (Semiconductors & Semiconductor Equipment)	5,600	549,182
Shanghai Iluvatar CoreX Semiconductor Co. Ltd., Class H (Semiconductors & Semiconductor Equipment) (a)(c)	8,000	427,630
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	10,000	252,366
Tencent Holdings Ltd. (Interactive Media & Services)	74,000	4,487,530
Verisilicon Microelectronics Shanghai Co. Ltd., Class A (Semiconductors & Semiconductor Equipment) (a)	5,000	142,160
Western Mining Co. Ltd., Class A (Metals & Mining)	156,000	893,262
WUS Printed Circuit Kunshan Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	26,000	397,369
WuXi AppTec Co. Ltd., Class H (Life Sciences Tools & Services) (b)(c)	32,000	656,273
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	248,000	908,121

	Shares	Value
Common Stocks
China
Yuanjie Semiconductor Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	2,200	$ 354,141
Zhongji Innolight Co. Ltd., Class A (Communications Equipment)	3,600	478,247
		30,079,571
Hungary 1.0%
OTP Bank Nyrt. (Banks)	8,800	1,301,635
India 11.5%
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	11,200	1,050,991
Axis Bank Ltd. (Banks)	58,000	747,614
Bharti Airtel Ltd. (Wireless Telecommunication Services)	28,000	578,845
BSE Ltd. (Capital Markets)	16,000	613,137
Coforge Ltd. (IT Services)	85,000	1,533,675
Data Patterns India Ltd. (Aerospace & Defense)	20,000	897,748
Eternal Ltd. (Hotels, Restaurants & Leisure) (a)	310,000	983,216
Fortis Healthcare Ltd. (Health Care Providers & Services)	64,000	635,099
FSN E-Commerce Ventures Ltd. (Specialty Retail) (a)	310,000	1,084,877
GE Vernova T&D India Ltd. (Electrical Equipment)	10,000	451,792
HDFC Bank Ltd. (Banks)	140,000	1,097,908
ICICI Bank Ltd. (Banks)	66,000	993,251
Multi Commodity Exchange of India Ltd. (Capital Markets)	12,000	339,488
Navin Fluorine International Ltd. (Chemicals)	12,800	1,014,960
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	64,000	877,528
Shriram Finance Ltd. (Consumer Finance)	100,000	1,097,605
State Bank of India (Banks)	37,000	399,297
		14,397,031
Nigeria 0.5%
Airtel Africa plc (Wireless Telecommunication Services) (b)	146,000	656,107
Peru 1.8%
Cia de Minas Buenaventura SAA, ADR (Metals & Mining)	13,300	402,724
Credicorp Ltd. (Banks)	3,200	1,281,856
Intercorp Financial Services, Inc. (Banks)	10,000	583,100
		2,267,680
Philippines 1.0%
International Container Terminal Services, Inc. (Transportation Infrastructure)	83,000	1,301,239
Poland 0.9%
Bank Millennium SA (Banks) (a)	212,000	1,172,226
Republic of Korea 16.8%
APR Corp. (Personal Care Products)	3,400	758,511
Doosan Co. Ltd. (Industrial Conglomerates)	160	128,926
Hana Financial Group, Inc. (Banks)	13,200	1,161,096
KB Financial Group, Inc. (Banks)	11,600	1,371,480

	Shares	Value
Common Stocks
Republic of Korea
Samsung C&T Corp. (Industrial Conglomerates)	1,500	$ 363,723
Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	700	559,182
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	44,000	7,924,295
Samsung Life Insurance Co. Ltd. (Insurance)	1,400	302,204
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	1,000	278,261
Samyang Foods Co. Ltd. (Food Products)	480	393,497
SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	4,600	5,053,889
SK Square Co. Ltd. (Industrial Conglomerates)	2,600	1,844,058
SK, Inc. (Industrial Conglomerates)	2,000	767,059
		20,906,181
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (a)(d)	6,769	—
Saudi Arabia 1.2%
Al Rajhi Bank (Banks)	88,000	1,466,712
South Africa 1.8%
Gold Fields Ltd. (Metals & Mining)	8,000	262,501
MTN Group Ltd. (Wireless Telecommunication Services)	94,000	1,165,917
Naspers Ltd., Class N (Broadline Retail)	15,000	789,640
		2,218,058
Taiwan 23.8%
Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	58,000	1,005,981
ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	76,000	1,322,858
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	600	263,303
Bizlink Holding, Inc. (Electrical Equipment)	9,000	567,835
Chailease Holding Co. Ltd. (Financial Services)	295,400	1,014,222
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	7,000	447,979
CTBC Financial Holding Co. Ltd. (Banks)	597,000	1,200,464
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	24,000	1,184,384
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	48,000	277,758
E.Sun Financial Holding Co. Ltd. (Banks)	1,000,000	1,190,341
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	5,800	827,153
Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	2,400	281,013
Grand Process Technology Corp. (Semiconductors & Semiconductor Equipment)	2,400	175,290
Hon Precision, Inc. (Semiconductors & Semiconductor Equipment)	1,800	342,639
Kaori Heat Treatment Co. Ltd. (Machinery)	7,800	201,141
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	21,600	2,311,747
MPI Corp. (Semiconductors & Semiconductor Equipment)	3,200	509,357
Nan Ya Plastics Corp. (Chemicals)	108,000	520,136
Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	102,000	905,822
Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	140,000	486,604
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	164,000	12,264,219
Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	28,000	318,515
Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	29,300	690,114
Wistron Corp. (Technology Hardware, Storage & Peripherals)	176,000	943,172

	Shares	Value
Common Stocks
Taiwan
Yageo Corp. (Electronic Equipment, Instruments & Components)	26,000	$ 391,886
		29,643,933
Thailand 0.6%
PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	620,000	715,253
Turkey 2.3%
Aselsan Elektronik Sanayi ve Ticaret A/S (Aerospace & Defense) (c)	96,000	691,131
Coca-Cola Icecek A/S (Beverages)	460,000	883,301
Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	204,000	1,268,004
		2,842,436
United States 0.6%
Laureate Education, Inc. (Diversified Consumer Services) (a)	21,000	804,510
Total Common Stocks (Cost $91,047,457)		115,550,583
Preferred Stocks 3.8%
Brazil 1.4%
Itau Unibanco Holding SA (Banks)	62,000	524,581
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels) 2.69%	146,000	1,250,569
		1,775,150
Colombia 0.8%
Grupo Cibest SA, ADR (Banks)	11,000	1,017,720
Republic of Korea 1.6%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	16,000	2,008,866
Total Preferred Stocks (Cost $3,006,268)		4,801,736
Short-Term Investment 0.7%
Unaffiliated Investment Company 0.7%
United States 0.7%
Invesco Government & Agency Portfolio, 3.742% (e)(f)	846,329	846,329
Total Short-Term Investment (Cost $846,329)		846,329
Total Investments (Cost $94,900,054)	97.1%	121,198,648
Other Assets, Less Liabilities	2.9	3,624,571
Net Assets	100.0%	$ 124,823,219

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $1,372,475; the total market value of collateral held by the Fund was $1,395,444. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $549,115. The Fund received cash collateral with a value of $846,329.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of July 31, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ 708,480	$ 29,371,091	$ —	$ 30,079,571
Hungary	—	1,301,635	—	1,301,635
India	—	14,397,031	—	14,397,031
Nigeria	—	656,107	—	656,107
Philippines	—	1,301,239	—	1,301,239
Poland	—	1,172,226	—	1,172,226
Republic of Korea	—	20,906,181	—	20,906,181
Saudi Arabia	—	1,466,712	—	1,466,712
South Africa	—	2,218,058	—	2,218,058
Taiwan	—	29,643,933	—	29,643,933
Thailand	—	715,253	—	715,253
Turkey	—	2,842,436	—	2,842,436
All Other Countries	8,850,201	—	—	8,850,201
Total Common Stocks	9,558,681	105,991,902	—	115,550,583
Preferred Stocks	2,792,870	2,008,866	—	4,801,736
Short-Term Investment
Unaffiliated Investment Company	846,329	—	—	846,329
Total Investments in Securities	$ 13,197,880	$ 108,000,768	$ —	$ 121,198,648

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM Conservative Allocation Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.1%
Equity Funds 36.0%
NYLIM Candriam Emerging Markets Equity Fund Class R6	325,899	$ 5,232,735
NYLIM Candriam International Equity ETF	235,385	9,019,082
NYLIM Candriam U.S. Large Cap Equity ETF	195,622	11,996,930
NYLIM Candriam U.S. Mid Cap Equity ETF	316,636	12,410,801
NYLIM Epoch Capital Growth Fund Class I	76,063	1,269,806
NYLIM Epoch International Choice Fund Class I	144,017	8,089,734
NYLIM Epoch U.S. Equity Yield Fund Class R6	187,414	4,929,584
NYLIM Fiera SMID Growth Fund Class R6	102,075	1,842,549
NYLIM FTSE International Equity Currency Neutral ETF	193,827	7,243,315
NYLIM PineStone International Equity Fund Class R6	24,715	463,076
NYLIM PineStone U.S. Equity Fund Class R6	90,800	1,897,305
NYLIM S&P 500 Index Fund Class I	111,633	9,130,149
NYLIM U.S. Large Cap R&D Leaders ETF (a)	452,177	20,340,188
NYLIM Winslow Large Cap Growth ETF	111,295	6,080,124
NYLIM WMC Enduring Capital Fund Class R6	49,265	1,895,437
NYLIM WMC Growth Fund Class R6 (a)	178,307	10,097,638
NYLIM WMC International Research Equity Fund Class I	474,969	5,576,798
NYLIM WMC Small Companies Fund Class I	174,811	6,618,020
NYLIM WMC Value Fund Class R6	135,760	5,189,180
Total Equity Funds (Cost $86,797,302)		129,322,451
Fixed Income Funds 54.1%
NYLIM Floating Rate Fund Class R6 (a)	3,203,232	27,285,127
NYLIM Investment Grade CLO ETF	72,162	1,813,792
NYLIM MacKay Core Plus Bond ETF (a)	1,888,452	38,892,669
NYLIM MacKay High Income ETF (a)	525,246	13,464,681
NYLIM MacKay High Yield Corporate Bond Fund Class R6	2,664,566	13,571,701
NYLIM MacKay Securitized Income ETF (a)	1,208,122	30,145,060
NYLIM MacKay Total Return Bond Fund Class R6 (a)	4,347,654	39,049,324
NYLIM MacKay U.S. Infrastructure Bond Fund Class R6 (a)	4,035,863	30,316,192
Total Fixed Income Funds (Cost $199,179,530)		194,538,546
Total Affiliated Investment Companies (Cost $285,976,832)		323,860,997
Short-Term Investment 9.4%
Affiliated Investment Company 9.4%
NYLIM U.S. Government Liquidity Fund, 3.585% (b)	33,560,165	33,560,165
Total Short-Term Investment (Cost $33,560,165)	9.4%	33,560,165
Total Investments (Cost $319,536,997)	99.5%	357,421,162
Other Assets, Less Liabilities	0.5	1,881,215
Net Assets	100.0%	$ 359,302,377

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM Candriam Emerging Markets Debt Fund Class I	$ 7,428	$ 89	$ (7,508)	$ 350	$ (359)	$ 0	$ 90	$ —	—
NYLIM Candriam Emerging Markets Equity Fund Class R6	5,657	421	(1,758)	613	300	5,233	70	228	326
NYLIM Candriam International Equity ETF	5,859	3,870	(1,396)	61	625	9,019	190	—	235
NYLIM Candriam U.S. Large Cap Equity ETF	10,940	4,667	(5,061)	1,251	200	11,997	84	—	196
NYLIM Candriam U.S. Mid Cap Equity ETF	7,881	5,155	(2,076)	101	1,350	12,411	89	—	317
NYLIM Epoch Capital Growth Fund Class I	1,300	102	(130)	8	(10)	1,270	5	96	76
NYLIM Epoch International Choice Fund Class I	6,618	1,132	(912)	142	1,110	8,090	136	—	144
NYLIM Epoch U.S. Equity Yield Fund Class R6	9,854	549	(6,203)	2,166	(1,436)	4,930	104	444	187
NYLIM Fiera SMID Growth Fund Class R6	7,945	473	(6,441)	593	(727)	1,843	—	198	102
NYLIM Floating Rate Fund Class R6	27,431	2,491	(1,937)	(118)	(582)	27,285	1,414	—	3,203
NYLIM FTSE International Equity Currency Neutral ETF	7,487	84	(1,489)	607	554	7,243	228	—	194
NYLIM Investment Grade CLO ETF	—	1,818	(1)	—	(3)	1,814	11	—	72
NYLIM MacKay Core Plus Bond ETF	38,966	3,046	(1,645)	(94)	(1,381)	38,892	1,752	—	1,888
NYLIM MacKay High Income ETF	10,092	4,405	(599)	(11)	(422)	13,465	688	91	525
NYLIM MacKay High Yield Corporate Bond Fund Class R6	10,075	4,568	(786)	(12)	(273)	13,572	604	—	2,665
NYLIM MacKay Securitized Income ETF	30,271	2,794	(1,428)	(2)	(1,490)	30,145	1,347	251	1,208
NYLIM MacKay Total Return Bond Fund Class R6	39,119	3,583	(2,329)	(353)	(971)	39,049	1,442	—	4,348
NYLIM MacKay U.S. Infrastructure Bond Fund Class R6	30,295	2,737	(1,780)	4	(940)	30,316	1,048	—	4,036
NYLIM PineStone International Equity Fund Class R6	4,188	709	(4,545)	857	(746)	463	38	15	25
NYLIM PineStone U.S. Equity Fund Class R6	10,274	146	(8,558)	1,730	(1,695)	1,897	50	72	91
NYLIM S&P 500 Index Fund Class I	—	9,503	(1,279)	93	813	9,130	—	—	112
NYLIM U.S. Government Liquidity Fund	38,835	54,993	(60,268)	—	—	33,560	970	—	33,560
NYLIM U.S. Large Cap R&D Leaders ETF	—	21,088	(3,240)	37	2,455	20,340	38	—	452
NYLIM Winslow Large Cap Growth ETF	11,619	3,266	(8,228)	780	(1,357)	6,080	—(a)	—	111
NYLIM WMC Enduring Capital Fund Class R6	9,160	357	(7,762)	1,094	(954)	1,895	56	300	49
NYLIM WMC Growth Fund Class R6	11,730	4,623	(5,515)	594	(1,334)	10,098	—	403	178
NYLIM WMC International Research Equity Fund Class I	6,753	2,206	(4,395)	851	162	5,577	187	—	475
NYLIM WMC Small Companies Fund Class I	6,765	3,221	(5,319)	1,190	761	6,618	14	—	175
NYLIM WMC Value Fund Class R6	9,472	632	(5,534)	947	(328)	5,189	139	494	136
	$366,014	$142,728	$(158,122)	$13,479	$(6,678)	$357,421	$10,794	$2,592

(a)	Less than $500.

Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	7,958	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.55%	12/1/26	Daily	1,918	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	1,601	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.42%	4/8/27	Daily	2,714	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	13,176	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	6,018	—
						$ —

1.	As of July 31, 2026, cash in the amount of $2,912,791 was pledged to brokers for OTC swap contracts.
2.	Fund receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2026.

Abbreviation(s):
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 129,322,451	$ —	$ —	$ 129,322,451
Fixed Income Funds	194,538,546	—	—	194,538,546
Total Affiliated Investment Companies	323,860,997	—	—	323,860,997
Short-Term Investment
Affiliated Investment Company	33,560,165	—	—	33,560,165
Total Investments in Securities	357,421,162	—	—	357,421,162
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 357,421,162	$ —	$ —	$ 357,421,162

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM Epoch Capital Growth Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
Australia 1.5%
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	19,240	$ 868,902
Pro Medicus Ltd. (Health Care Technology)	10,200	1,153,766
		2,022,668
Brazil 0.8%
WEG SA (Electrical Equipment)	114,700	1,067,998
Denmark 0.7%
Novo Nordisk A/S, Class B (Pharmaceuticals)	20,222	952,810
France 1.4%
Gaztransport Et Technigaz SA (Oil, Gas & Consumable Fuels)	5,474	1,239,134
Hermes International SCA (Textiles, Apparel & Luxury Goods)	348	616,088
		1,855,222
Indonesia 0.4%
Bank Central Asia Tbk. PT (Banks)	1,563,900	549,996
Japan 4.8%
BayCurrent, Inc. (Professional Services)	32,400	1,456,532
Daifuku Co. Ltd. (Machinery)	14,600	538,507
Disco Corp. (Semiconductors & Semiconductor Equipment)	3,100	1,114,591
Hoya Corp. (Health Care Equipment & Supplies)	12,400	1,900,852
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,100	1,384,104
		6,394,586
Mexico 0.5%
Grupo Financiero Banorte SAB de CV, Class O (Banks)	30,502	353,249
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	103,522	300,354
		653,603
Netherlands 2.4%
ASM International NV (Semiconductors & Semiconductor Equipment)	950	875,920
ASML Holding NV (Semiconductors & Semiconductor Equipment)	824	1,347,434
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	3,953	917,485
		3,140,839
Portugal 0.4%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	25,512	510,949
Singapore 0.7%
Singapore Exchange Ltd. (Capital Markets)	46,300	883,646
Spain 2.3%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	16,180	1,005,654
Industria de Diseno Textil SA (Specialty Retail)	31,530	2,066,684
		3,072,338

	Shares	Value
Common Stocks
Sweden 1.6%
Atlas Copco AB, Class B (Machinery)	29,826	$ 552,132
Evolution AB (Hotels, Restaurants & Leisure)	20,413	1,570,763
		2,122,895
Switzerland 1.5%
Belimo Holding AG (Registered) (Building Products)	900	938,481
Partners Group Holding AG (Capital Markets)	1,254	1,042,829
		1,981,310
Taiwan 3.4%
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	9,000	444,144
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	11,000	844,918
Fortune Electric Co. Ltd. (Electrical Equipment)	24,000	525,103
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	37,000	2,766,928
		4,581,093
Thailand 1.1%
Fabrinet (Electronic Equipment, Instruments & Components) (a)	3,522	1,533,514
United Arab Emirates 0.6%
Emaar Properties PJSC (Real Estate Management & Development)	288,052	856,594
United Kingdom 4.2%
AstraZeneca plc (Pharmaceuticals)	7,336	1,252,019
Games Workshop Group plc (Leisure Products)	2,629	677,202
Howden Joinery Group plc (Trading Companies & Distributors)	44,257	471,082
RELX plc (Professional Services)	48,394	1,705,412
Rightmove plc (Interactive Media & Services)	126,741	798,573
Wise Group plc, Class A (Financial Services) (a)	64,092	768,768
		5,673,056
United States 70.5%
AbbVie, Inc. (Biotechnology)	8,437	2,117,181
Accenture plc, Class A (IT Services)	7,380	1,224,490
Alphabet, Inc., Class A (Interactive Media & Services)	6,627	2,360,073
Ameriprise Financial, Inc. (Capital Markets)	2,699	1,473,222
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,928	3,375,768
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,624	2,347,466
AppLovin Corp., Class A (Media) (a)	1,844	730,040
Argan, Inc. (Construction & Engineering)	2,509	1,431,209
Arista Networks, Inc. (Communications Equipment) (a)	10,219	1,842,997
Automatic Data Processing, Inc. (Professional Services)	2,882	767,938
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	3,997	771,021
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	5,892	2,293,638
CH Robinson Worldwide, Inc. (Air Freight & Logistics)	4,446	656,808
Chemed Corp. (Health Care Providers & Services)	2,768	1,473,268
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	24,929	927,857
Copart, Inc. (Commercial Services & Supplies) (a)	33,342	970,919

	Shares	Value
Common Stocks
United States
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,419	$ 1,350,732
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (a)	15,736	1,524,504
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	1,634	567,717
Donaldson Co., Inc. (Machinery)	6,886	648,937
Eagle Materials, Inc. (Construction Materials)	4,650	952,971
Eli Lilly & Co. (Pharmaceuticals)	1,197	1,375,161
EMCOR Group, Inc. (Construction & Engineering)	2,832	2,258,322
Expeditors International of Washington, Inc. (Air Freight & Logistics)	4,308	723,270
Fastenal Co. (Trading Companies & Distributors)	32,702	1,560,212
Halozyme Therapeutics, Inc. (Biotechnology) (a)	14,077	1,161,916
Hess Midstream LP, Class A (Oil, Gas & Consumable Fuels)	24,441	997,926
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	1,825	1,020,303
Jack Henry & Associates, Inc. (Financial Services)	9,591	1,477,398
KLA Corp. (Semiconductors & Semiconductor Equipment)	11,023	2,015,225
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	7,051	2,066,084
LPL Financial Holdings, Inc. (Capital Markets)	5,619	1,987,440
Magnolia Oil & Gas Corp., Class A (Oil, Gas & Consumable Fuels)	40,627	1,044,520
Manhattan Associates, Inc. (Software) (a)	9,522	1,822,130
Marsh & McLennan Cos., Inc. (Insurance)	5,531	1,049,175
Mastercard, Inc., Class A (Financial Services)	3,389	1,942,236
Medpace Holdings, Inc. (Life Sciences Tools & Services) (a)	3,814	2,201,097
Meta Platforms, Inc., Class A (Interactive Media & Services)	2,642	1,470,828
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	1,495	2,117,368
Microsoft Corp. (Software)	3,301	1,534,041
Monster Beverage Corp. (Beverages) (a)	25,746	2,481,399
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	8,863	1,582,045
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	26,050	5,229,537
NVR, Inc. (Household Durables) (a)	38	233,588
Old Dominion Freight Line, Inc. (Ground Transportation)	4,473	948,902
O'Reilly Automotive, Inc. (Specialty Retail) (a)	8,578	766,444
PACCAR, Inc. (Machinery)	10,371	1,376,024
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	6,094	899,535
Regeneron Pharmaceuticals, Inc. (Biotechnology)	2,065	1,574,831
Rollins, Inc. (Commercial Services & Supplies)	14,812	562,412
ServiceNow, Inc. (Software) (a)	3,446	383,299
Spotify Technology SA (Entertainment) (a)	2,921	1,460,325
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	3,611	1,453,716
TJX Cos., Inc. (The) (Specialty Retail)	8,685	1,366,498
TKO Group Holdings, Inc. (Entertainment)	4,929	896,141
Uber Technologies, Inc. (Ground Transportation) (a)	13,906	978,426
Ulta Beauty, Inc. (Specialty Retail) (a)	2,243	1,150,278
United Therapeutics Corp. (Biotechnology) (a)	1,159	600,026
VeriSign, Inc. (IT Services)	4,504	1,306,250
Verisk Analytics, Inc. (Professional Services)	5,163	1,006,011
Visa, Inc., Class A (Financial Services)	5,417	1,983,326
Vistra Corp. (Independent Power and Renewable Electricity Producers)	4,004	593,353
Waters Corp. (Life Sciences Tools & Services) (a)	2,971	1,120,988
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	6,904	2,353,988

	Shares	Value
Common Stocks
United States
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	10,181	$ 1,560,544
Zoetis, Inc. (Pharmaceuticals)	10,364	801,034
		94,302,328
Total Common Stocks (Cost $88,967,953)		132,155,445

	Number of Warrants

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (a)(b)	721	—
Total Warrants (Cost $0)		—

	Shares

Short-Term Investment 1.0%
Affiliated Investment Company 1.0%
United States 1.0%
NYLIM U.S. Government Liquidity Fund, 3.585% (c)	1,311,955	1,311,955
Total Short-Term Investment (Cost $1,311,955)		1,311,955
Total Investments (Cost $90,279,908)	99.8%	133,467,400
Other Assets, Less Liabilities	0.2	231,954
Net Assets	100.0%	$ 133,699,354

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Current yield as of July 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 1,317	$ 20,766	$ (20,771)	$ —	$ —	$ 1,312	$ 19	$ —	1,312

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 2,022,668	$ —	$ 2,022,668
Denmark	—	952,810	—	952,810
France	—	1,855,222	—	1,855,222
Indonesia	—	549,996	—	549,996
Japan	—	6,394,586	—	6,394,586
Netherlands	—	3,140,839	—	3,140,839
Portugal	—	510,949	—	510,949
Singapore	—	883,646	—	883,646
Spain	—	3,072,338	—	3,072,338
Sweden	—	2,122,895	—	2,122,895
Switzerland	—	1,981,310	—	1,981,310
Taiwan	—	4,581,093	—	4,581,093
United Arab Emirates	—	856,594	—	856,594
United Kingdom	—	5,673,056	—	5,673,056
All Other Countries	97,557,443	—	—	97,557,443
Total Common Stocks	97,557,443	34,598,002	—	132,155,445
Warrants	—	—	—	—
Short-Term Investment
Affiliated Investment Company	1,311,955	—	—	1,311,955
Total Investments in Securities	$ 98,869,398	$ 34,598,002	$ —	$ 133,467,400

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM Epoch Global Equity Yield Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.4%
Canada 4.0%
Bank of Nova Scotia (The) (Banks)	67,095	$ 5,885,560
Manulife Financial Corp. (Insurance)	315,205	13,999,118
Nutrien Ltd. (Chemicals)	87,206	6,023,318
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	107,451	7,953,523
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	165,353	5,598,069
		39,459,588
France 4.9%
AXA SA (Insurance)	221,054	11,467,682
Cie Generale des Etablissements Michelin SCA (Automobile Components)	146,254	5,906,694
Orange SA (Diversified Telecommunication Services)	549,427	10,500,016
Sanofi SA (Pharmaceuticals)	89,203	7,674,057
TotalEnergies SE (Oil, Gas & Consumable Fuels)	81,367	7,227,109
Vinci SA (Construction & Engineering)	40,539	5,739,562
		48,515,120
Germany 4.0%
Allianz SE (Registered) (Insurance)	19,493	9,729,412
Deutsche Post AG (Air Freight & Logistics)	148,335	9,875,329
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	168,619	5,205,818
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	9,849	5,934,273
Siemens AG (Registered) (Industrial Conglomerates)	27,071	8,824,814
		39,569,646
Hong Kong 0.6%
AIA Group Ltd. (Insurance)	622,400	6,302,951
Italy 1.4%
Snam SpA (Gas Utilities)	1,274,668	8,644,859
Terna - Rete Elettrica Nazionale (Electric Utilities)	461,660	5,312,060
		13,956,919
Japan 1.7%
Astellas Pharma, Inc. (Pharmaceuticals)	405,200	5,572,582
SoftBank Corp. (Wireless Telecommunication Services)	4,105,600	5,764,679
Toyota Motor Corp. (Automobiles)	268,700	5,105,066
		16,442,327
Netherlands 1.1%
Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	132,559	5,231,831
NN Group NV (Insurance)	61,628	5,796,786
		11,028,617
Norway 1.2%
Equinor ASA (Oil, Gas & Consumable Fuels)	157,596	6,477,664
Telenor ASA (Diversified Telecommunication Services)	357,376	5,032,074
		11,509,738

	Shares	Value
Common Stocks
Republic of Korea 1.3%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	3,100	$ 13,098,282
Singapore 0.6%
DBS Group Holdings Ltd. (Banks)	109,000	6,284,404
Switzerland 1.0%
Nestle SA (Registered) (Food Products)	49,894	4,983,169
Partners Group Holding AG (Capital Markets)	5,837	4,854,060
		9,837,229
Taiwan 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	51,926	20,991,086
United Kingdom 8.3%
BAE Systems plc (Aerospace & Defense)	325,576	9,204,641
British American Tobacco plc (Tobacco)	79,086	4,801,379
Coca-Cola Europacific Partners plc (Beverages)	58,922	6,449,602
Croda International plc (Chemicals)	138,758	6,007,323
DCC Energy plc (Oil, Gas & Consumable Fuels)	64,938	5,570,587
GSK plc (Pharmaceuticals)	352,853	9,136,337
Imperial Brands plc (Tobacco)	222,122	8,430,918
Intertek Group plc (Professional Services)	69,845	5,505,654
Legal & General Group plc (Insurance)	1,266,444	5,124,203
Lloyds Banking Group plc (Banks)	3,888,862	6,025,601
National Grid plc (Multi-Utilities)	299,562	4,793,244
Reckitt Benckiser Group plc (Household Products)	89,909	6,346,432
Unilever plc (Personal Care Products)	87,717	5,571,131
		82,967,052
United States 67.2%
AbbVie, Inc. (Biotechnology)	52,491	13,172,092
Accenture plc, Class A (IT Services)	46,219	7,668,656
Alphabet, Inc., Class C (Interactive Media & Services)	22,229	7,927,973
American Electric Power Co., Inc. (Electric Utilities)	94,422	12,071,853
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	49,888	18,329,350
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,536	10,668,516
AT&T, Inc. (Diversified Telecommunication Services)	390,605	9,081,566
Bank of America Corp. (Banks)	172,209	10,668,348
Best Buy Co., Inc. (Specialty Retail)	92,174	7,950,929
BlackRock, Inc. (Capital Markets)	5,046	5,502,108
Bristol-Myers Squibb Co. (Pharmaceuticals)	112,796	7,366,707
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	52,953	20,613,544
Chevron Corp. (Oil, Gas & Consumable Fuels)	48,132	9,473,822
Cisco Systems, Inc. (Communications Equipment)	192,721	22,353,709
Coca-Cola Co. (The) (Beverages)	128,274	11,235,520
Columbia Banking System, Inc. (Banks)	223,448	6,987,219
CubeSmart (Specialized REITs)	132,875	5,508,998

	Shares	Value
Common Stocks
United States
CVS Health Corp. (Health Care Providers & Services)	202,398	$ 21,136,423
Dell Technologies, Inc., Class C (Technology Hardware, Storage & Peripherals)	52,973	21,473,665
Duke Energy Corp. (Electric Utilities)	38,951	4,885,624
Eaton Corp. plc (Electrical Equipment)	13,112	5,444,102
Eli Lilly & Co. (Pharmaceuticals)	5,069	5,823,470
Entergy Corp. (Electric Utilities)	77,232	8,311,708
Essential Utilities, Inc. (Water Utilities)	128,359	5,115,106
General Dynamics Corp. (Aerospace & Defense)	14,898	5,712,191
Hasbro, Inc. (Leisure Products)	133,106	12,503,978
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	486,912	23,323,085
Home Depot, Inc. (The) (Specialty Retail)	21,668	7,192,909
Honeywell International, Inc. (Industrial Conglomerates)	21,650	5,262,033
Hormel Foods Corp. (Food Products)	213,675	5,344,012
International Business Machines Corp. (IT Services)	55,516	12,416,153
Johnson & Johnson (Pharmaceuticals)	33,634	8,622,076
JPMorgan Chase & Co. (Banks)	35,163	12,369,992
Kimberly-Clark Corp. (Household Products)	55,175	6,031,179
Lamar Advertising Co., Class A (Specialized REITs)	34,409	5,504,064
Lazard, Inc. (Capital Markets)	132,632	5,620,944
Linde plc (Chemicals)	10,569	5,055,998
McCormick & Co., Inc. (Non-Voting) (Food Products)	106,521	5,421,919
McDonald's Corp. (Hotels, Restaurants & Leisure)	34,481	9,331,938
Medtronic plc (Health Care Equipment & Supplies)	67,217	5,739,660
Merck & Co., Inc. (Pharmaceuticals)	70,313	9,154,753
Meta Platforms, Inc., Class A (Interactive Media & Services)	13,963	7,773,342
MetLife, Inc. (Insurance)	137,456	13,213,645
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	184,798	13,728,643
Microsoft Corp. (Software)	49,248	22,886,531
Mondelez International, Inc., Class A (Food Products)	89,594	5,582,602
MPLX LP (Oil, Gas & Consumable Fuels)	162,469	9,496,313
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	90,259	11,137,961
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	71,372	12,739,902
Nexstar Media Group, Inc. (Media)	35,933	6,846,314
NextEra Energy, Inc. (Electric Utilities)	83,524	7,259,906
NiSource, Inc. (Multi-Utilities)	173,884	7,725,666
NNN REIT, Inc. (Retail REITs)	110,820	5,266,166
Novartis AG (Registered) (Pharmaceuticals)	50,999	7,961,352
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	32,394	6,503,095
Omnicom Group, Inc. (Media)	73,245	5,764,382
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	76,152	6,915,363
PepsiCo, Inc. (Beverages)	33,516	4,677,493
Pfizer, Inc. (Pharmaceuticals)	226,636	5,668,166
Philip Morris International, Inc. (Tobacco)	45,638	8,708,643
Pinnacle West Capital Corp. (Electric Utilities)	65,873	6,652,514
Regions Financial Corp. (Banks)	176,175	5,452,616
Scotts Miracle-Gro Co. (The) (Chemicals)	124,373	8,168,819
Sonoco Products Co. (Containers & Packaging)	133,800	7,540,968
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	67,123	18,508,496

	Shares	Value
Common Stocks
United States
Toro Co. (The) (Machinery)	57,940	$ 5,322,948
Truist Financial Corp. (Banks)	119,985	6,220,022
U.S. Bancorp (Banks)	143,414	9,036,516
United Parcel Service, Inc., Class B (Air Freight & Logistics)	48,101	5,013,086
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) (a)	36,484	5,449,980
Verizon Communications, Inc. (Diversified Telecommunication Services)	172,540	8,076,597
VICI Properties, Inc. (Specialized REITs)	211,989	5,585,910
Watsco, Inc. (Trading Companies & Distributors)	16,008	4,951,274
		669,213,123
Total Common Stocks (Cost $628,065,940)		989,176,082
Short-Term Investments 0.9%
Affiliated Investment Company 0.4%
United States 0.4%
NYLIM U.S. Government Liquidity Fund, 3.585% (b)	3,895,174	3,895,174
Unaffiliated Investment Company 0.5%
United States 0.5%
Invesco Government & Agency Portfolio, 3.742% (b)(c)	5,344,560	5,344,560
Total Short-Term Investments (Cost $9,239,734)		9,239,734
Total Investments (Cost $637,305,674)	100.3%	998,415,816
Other Assets, Less Liabilities	(0.3)	(2,703,273)
Net Assets	100.0%	$ 995,712,543

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $5,358,559; the total market value of collateral held by the Fund was $5,618,542. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $273,982. The Fund received cash collateral with a value of $5,344,560.
(b)	Current yield as of July 31, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 3,095	$ 148,611	$ (147,811)	$ —	$ —	$ 3,895	$ 266	$ —	3,895

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
France	$ —	$ 48,515,120	$ —	$ 48,515,120
Germany	—	39,569,646	—	39,569,646
Hong Kong	—	6,302,951	—	6,302,951
Italy	—	13,956,919	—	13,956,919
Japan	—	16,442,327	—	16,442,327
Netherlands	—	11,028,617	—	11,028,617
Norway	—	11,509,738	—	11,509,738
Republic of Korea	—	13,098,282	—	13,098,282
Singapore	—	6,284,404	—	6,284,404
Switzerland	—	9,837,229	—	9,837,229
United Kingdom	6,449,602	76,517,450	—	82,967,052
United States	661,251,771	7,961,352	—	669,213,123
All Other Countries	60,450,674	—	—	60,450,674
Total Common Stocks	728,152,047	261,024,035	—	989,176,082
Short-Term Investments
Affiliated Investment Company	3,895,174	—	—	3,895,174
Unaffiliated Investment Company	5,344,560	—	—	5,344,560
Total Short-Term Investments	9,239,734	—	—	9,239,734
Total Investments in Securities	$ 737,391,781	$ 261,024,035	$ —	$ 998,415,816

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM Epoch International Choice Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 96.1%
Finland 3.4%
Nordea Bank Abp (Banks)	530,051	$ 10,702,493
France 16.6%
Airbus SE (Aerospace & Defense)	32,845	7,678,195
AXA SA (Insurance)	223,522	11,595,715
BNP Paribas SA (Banks)	74,297	9,419,001
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	7,949	4,358,811
Sanofi SA (Pharmaceuticals)	102,317	8,802,244
TotalEnergies SE (Oil, Gas & Consumable Fuels)	114,630	10,181,567
		52,035,533
Germany 11.0%
Deutsche Boerse AG (Capital Markets)	35,735	10,808,626
Deutsche Post AG (Air Freight & Logistics)	170,180	11,329,650
Siemens AG (Registered) (Industrial Conglomerates)	9,226	3,007,563
Vonovia SE (Real Estate Management & Development)	379,139	9,203,965
		34,349,804
Japan 18.8%
Capcom Co. Ltd. (Entertainment) (a)	384,200	9,576,540
Hitachi Ltd. (Industrial Conglomerates)	172,800	5,735,168
Keyence Corp. (Electronic Equipment, Instruments & Components) (a)	25,500	12,814,286
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	13,200	3,047,722
Mitsubishi UFJ Financial Group, Inc. (Banks)	514,500	11,534,796
Sony Group Corp. (Household Durables)	408,400	9,565,191
Suzuki Motor Corp. (Automobiles)	495,000	6,503,085
		58,776,788
Netherlands 6.5%
ING Groep NV (Banks)	341,462	11,939,179
NN Group NV (Insurance)	91,177	8,576,191
		20,515,370
Republic of Korea 2.9%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	2,136	9,025,139
Sweden 5.3%
Atlas Copco AB, Class A (Machinery)	552,668	11,697,535
Epiroc AB, Class A (Machinery)	192,821	4,942,390
		16,639,925
Taiwan 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	30,771	12,439,177
United Kingdom 21.6%
AstraZeneca plc (Pharmaceuticals)	61,150	10,373,486
BAE Systems plc (Aerospace & Defense)	171,559	4,850,293
British American Tobacco plc (Tobacco)	99,876	6,063,557

	Shares	Value
Common Stocks
United Kingdom
Coca-Cola Europacific Partners plc (Beverages)	44,530	$ 4,874,254
Compass Group plc (Hotels, Restaurants & Leisure)	292,194	9,276,322
Lloyds Banking Group plc (Banks)	4,924,662	7,630,523
RELX plc (Professional Services)	364,011	12,827,806
Severn Trent plc (Water Utilities)	105,741	4,294,470
Unilever plc (Personal Care Products)	118,467	7,524,142
		67,714,853
United States 6.0%
Linde plc (Chemicals)	23,552	11,266,806
Sunbelt Rentals Holdings, Inc. (Trading Companies & Distributors)	104,330	7,517,608
		18,784,414
Total Common Stocks (Cost $248,042,717)		300,983,496
Short-Term Investments 3.5%
Affiliated Investment Company 2.9%
United States 2.9%
NYLIM U.S. Government Liquidity Fund, 3.585% (b)	9,183,770	9,183,770
Unaffiliated Investment Company 0.6%
United States 0.6%
Invesco Government & Agency Portfolio, 3.742% (b)(c)	1,914,228	1,914,228
Total Short-Term Investments (Cost $11,097,998)		11,097,998
Total Investments (Cost $259,140,715)	99.6%	312,081,494
Other Assets, Less Liabilities	0.4	1,292,398
Net Assets	100.0%	$ 313,373,892

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $10,417,384; the total market value of collateral held by the Fund was $12,042,194. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $10,127,966. The Fund received cash collateral with a value of $1,914,228.

(b)	Current yield as of July 31, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 4,405	$ 67,491	$ (62,712)	$ —	$ —	$ 9,184	$ 239	$ —	9,184

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Finland	$ —	$ 10,702,493	$ —	$ 10,702,493
France	—	52,035,533	—	52,035,533
Germany	—	34,349,804	—	34,349,804
Japan	—	58,776,788	—	58,776,788
Netherlands	—	20,515,370	—	20,515,370
Republic of Korea	—	9,025,139	—	9,025,139
Sweden	—	16,639,925	—	16,639,925
United Kingdom	15,247,740	52,467,113	—	67,714,853
United States	11,266,806	7,517,608	—	18,784,414
All Other Countries	12,439,177	—	—	12,439,177
Total Common Stocks	38,953,723	262,029,773	—	300,983,496
Short-Term Investments
Affiliated Investment Company	9,183,770	—	—	9,183,770
Unaffiliated Investment Company	1,914,228	—	—	1,914,228
Total Short-Term Investments	11,097,998	—	—	11,097,998
Total Investments in Securities	$ 50,051,721	$ 262,029,773	$ —	$ 312,081,494

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM Epoch U.S. Equity Yield Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 2.2%
General Dynamics Corp.	21,935	$ 8,410,318
Lockheed Martin Corp.	14,637	8,529,565
RTX Corp.	46,907	10,095,325
		27,035,208
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	68,039	7,091,025
Automobile Components 0.6%
Lear Corp.	57,937	7,568,890
Banks 8.9%
Bank of America Corp.	437,475	27,101,576
Columbia Banking System, Inc.	287,065	8,976,523
JPMorgan Chase & Co.	77,831	27,380,166
Regions Financial Corp.	249,255	7,714,442
Truist Financial Corp.	128,621	6,667,713
U.S. Bancorp	223,188	14,063,076
Wells Fargo & Co.	172,986	14,954,640
		106,858,136
Beverages 2.1%
Coca-Cola Co. (The)	107,225	9,391,838
Coca-Cola Europacific Partners plc	79,579	8,710,717
PepsiCo, Inc.	54,847	7,654,447
		25,757,002
Biotechnology 3.0%
AbbVie, Inc.	85,618	21,484,981
Amgen, Inc.	18,752	7,222,520
Gilead Sciences, Inc.	52,351	6,816,624
		35,524,125
Capital Markets 2.4%
BlackRock, Inc.	13,884	15,138,974
CME Group, Inc.	28,643	7,670,309
Lazard, Inc.	157,610	6,679,512
		29,488,795
Chemicals 3.2%
Linde plc	22,298	10,666,917
Nutrien Ltd.	154,498	10,671,177
PPG Industries, Inc.	68,907	7,615,602
Scotts Miracle-Gro Co. (The)	141,166	9,271,783
		38,225,479
Commercial Services & Supplies 0.7%
Republic Services, Inc.	39,341	8,283,247

	Shares	Value
Common Stocks
Communications Equipment 2.2%
Cisco Systems, Inc.	228,341	$ 26,485,273
Consumer Staples Distribution & Retail 1.4%
Walmart, Inc.	148,146	16,473,835
Containers & Packaging 0.6%
Sonoco Products Co.	127,462	7,183,758
Diversified Telecommunication Services 2.4%
AT&T, Inc.	442,302	10,283,522
Comcast Corp., Class A	257,574	6,171,473
Verizon Communications, Inc.	255,747	11,971,517
		28,426,512
Electric Utilities 5.3%
Alliant Energy Corp.	99,116	7,015,431
American Electric Power Co., Inc.	135,224	17,288,388
Duke Energy Corp.	51,416	6,449,109
Entergy Corp.	130,329	14,026,007
NextEra Energy, Inc.	75,144	6,531,516
OGE Energy Corp.	128,417	6,080,545
Pinnacle West Capital Corp.	66,934	6,759,665
		64,150,661
Electrical Equipment 3.0%
Eaton Corp. plc	32,352	13,432,550
Emerson Electric Co.	101,391	15,190,400
Hubbell, Inc.	15,220	7,192,211
		35,815,161
Financial Services 1.5%
Equitable Holdings, Inc.	140,301	6,685,343
Voya Financial, Inc.	109,150	10,852,784
		17,538,127
Food Products 1.8%
Hormel Foods Corp.	289,770	7,247,148
McCormick & Co., Inc. (Non-Voting)	137,313	6,989,232
Mondelez International, Inc., Class A	114,011	7,104,025
		21,340,405
Health Care Equipment & Supplies 1.2%
Medtronic plc	169,435	14,468,055
Health Care Providers & Services 3.3%
CVS Health Corp.	223,873	23,379,057

	Shares	Value
Common Stocks
Health Care Providers & Services
UnitedHealth Group, Inc.	38,121	$ 15,797,343
		39,176,400
Hotels, Restaurants & Leisure 2.2%
McDonald's Corp.	39,836	10,781,215
Starbucks Corp.	74,489	7,839,967
Vail Resorts, Inc. (a)	50,452	7,536,520
		26,157,702
Household Products 2.1%
Colgate-Palmolive Co.	92,453	8,440,959
Kimberly-Clark Corp.	63,348	6,924,570
Procter & Gamble Co. (The)	71,687	10,358,054
		25,723,583
Industrial Conglomerates 0.6%
Honeywell International, Inc.	28,541	6,936,890
Industrial REITs 0.9%
Prologis, Inc.	76,134	11,009,738
Insurance 3.5%
MetLife, Inc.	234,551	22,547,388
Travelers Cos., Inc. (The)	29,212	10,935,804
Unum Group	101,611	8,749,723
		42,232,915
Interactive Media & Services 1.7%
Alphabet, Inc., Class C	32,325	11,528,711
Meta Platforms, Inc., Class A	15,078	8,394,074
		19,922,785
IT Services 1.7%
Accenture plc, Class A	54,336	9,015,429
International Business Machines Corp.	52,236	11,682,581
		20,698,010
Leisure Products 1.4%
Hasbro, Inc.	176,532	16,583,416
Machinery 2.3%
Cummins, Inc.	19,274	12,223,571
Snap-on, Inc.	20,732	8,508,620
Toro Co. (The)	75,347	6,922,129
		27,654,320
Media 1.4%
Nexstar Media Group, Inc.	35,924	6,844,600

	Shares	Value
Common Stocks
Media
Omnicom Group, Inc.	119,875	$ 9,434,162
		16,278,762
Multi-Utilities 2.3%
Ameren Corp.	58,664	6,430,161
CMS Energy Corp.	92,195	6,637,118
NiSource, Inc.	190,787	8,476,666
WEC Energy Group, Inc.	60,680	6,639,606
		28,183,551
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp.	96,527	18,999,409
Enterprise Products Partners LP	320,198	12,183,534
MPLX LP	147,257	8,607,172
Plains All American Pipeline LP	287,618	7,066,774
TotalEnergies SE	116,391	10,226,113
		57,083,002
Pharmaceuticals 5.8%
Bristol-Myers Squibb Co.	131,482	8,587,089
Eli Lilly & Co.	9,027	10,370,579
Johnson & Johnson	95,125	24,385,294
Merck & Co., Inc.	143,895	18,735,129
Pfizer, Inc.	302,793	7,572,853
		69,650,944
Retail REITs 1.1%
NNN REIT, Inc.	136,621	6,492,230
Realty Income Corp.	108,937	6,957,806
		13,450,036
Semiconductors & Semiconductor Equipment 6.4%
Analog Devices, Inc.	43,497	15,981,233
Broadcom, Inc.	57,834	22,513,620
KLA Corp.	52,440	9,587,081
Microchip Technology, Inc.	109,611	8,143,001
NVIDIA Corp.	33,844	6,794,183
Texas Instruments, Inc.	52,629	14,511,920
		77,531,038
Software 2.1%
Microsoft Corp.	38,209	17,756,487
Salesforce, Inc.	42,723	7,861,886
		25,618,373
Specialized REITs 2.3%
American Tower Corp.	44,228	7,667,366
CubeSmart	161,693	6,703,792
Lamar Advertising Co., Class A	41,871	6,697,685

	Shares	Value
Common Stocks
Specialized REITs
VICI Properties, Inc.	246,489	$ 6,494,985
		27,563,828
Specialty Retail 1.6%
Best Buy Co., Inc.	121,340	10,466,789
Home Depot, Inc. (The)	26,515	8,801,919
		19,268,708
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	28,026	8,657,512
Dell Technologies, Inc., Class C	63,927	25,914,088
Hewlett Packard Enterprise Co.	432,906	20,736,197
NetApp, Inc.	84,597	15,100,564
		70,408,361
Tobacco 1.1%
Philip Morris International, Inc.	72,117	13,761,366
Trading Companies & Distributors 1.6%
MSC Industrial Direct Co., Inc., Class A	106,004	13,080,894
Watsco, Inc.	21,138	6,537,983
		19,618,877
Water Utilities 0.6%
Essential Utilities, Inc.	172,083	6,857,508
Total Common Stocks (Cost $712,734,935)		1,199,083,807
Short-Term Investments 0.9%
Affiliated Investment Company 0.8%
NYLIM U.S. Government Liquidity Fund, 3.585% (b)	9,133,429	9,133,429
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 3.742% (b)(c)	1,267,500	1,267,500
Total Short-Term Investments (Cost $10,400,929)		10,400,929
Total Investments (Cost $723,135,864)	100.5%	1,209,484,736
Other Assets, Less Liabilities	(0.5)	(5,501,105)
Net Assets	100.0%	$ 1,203,983,631

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $1,213,713. The Fund received cash collateral with a value of $1,267,500.

(b)	Current yield as of July 31, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 15,373	$ 183,128	$ (189,368)	$ —	$ —	$ 9,133	$ 346	$ —	9,133

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,199,083,807	$ —	$ —	$ 1,199,083,807
Short-Term Investments
Affiliated Investment Company	9,133,429	—	—	9,133,429
Unaffiliated Investment Company	1,267,500	—	—	1,267,500
Total Short-Term Investments	10,400,929	—	—	10,400,929
Total Investments in Securities	$ 1,209,484,736	$ —	$ —	$ 1,209,484,736

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM Equity Allocation Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 96.0%
Equity Funds 96.0%
NYLIM Candriam Emerging Markets Equity Fund Class R6 (a)	1,605,598	$ 25,779,967
NYLIM Candriam International Equity ETF (a)	810,822	31,067,699
NYLIM Candriam U.S. Large Cap Equity ETF (a)	672,687	41,253,943
NYLIM Candriam U.S. Mid Cap Equity ETF (a)	1,344,373	52,693,775
NYLIM Epoch Capital Growth Fund Class I	106,124	1,771,652
NYLIM Epoch International Choice Fund Class I (a)	509,765	28,634,580
NYLIM Epoch U.S. Equity Yield Fund Class R6 (a)	1,022,176	26,886,503
NYLIM Fiera SMID Growth Fund Class R6 (a)	632,470	11,416,720
NYLIM FTSE International Equity Currency Neutral ETF	273,695	10,227,982
NYLIM PineStone International Equity Fund Class R6	211,509	3,962,954
NYLIM PineStone U.S. Equity Fund Class R6 (a)	570,338	11,917,439
NYLIM S&P 500 Index Fund Class I (a)	361,332	29,552,227
NYLIM U.S. Large Cap R&D Leaders ETF (a)	960,978	43,227,481
NYLIM Winslow Large Cap Growth ETF (a)	420,888	22,993,406
NYLIM WMC Enduring Capital Fund Class R6 (a)	306,556	11,794,544
NYLIM WMC Growth Fund Class R6 (a)	668,547	37,860,297
NYLIM WMC International Research Equity Fund Class I (a)	2,225,515	26,130,661
NYLIM WMC Small Companies Fund Class I (a)	973,447	36,852,940
NYLIM WMC Value Fund Class R6 (a)	736,991	28,170,073
Total Affiliated Investment Companies (Cost $326,387,043)		482,194,843
Short-Term Investment 3.7%
Affiliated Investment Company 3.7%
NYLIM U.S. Government Liquidity Fund, 3.585% (b)	18,265,460	18,265,460
Total Short-Term Investment (Cost $18,265,460)	3.7%	18,265,460
Total Investments (Cost $344,652,503)	99.7%	500,460,303
Other Assets, Less Liabilities	0.3	1,699,194
Net Assets	100.0%	$ 502,159,497

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2026.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM Candriam Emerging Markets Equity Fund Class R6	$ 24,229	$ 2,000	$ (4,311)	$ 965	$ 2,897	$ 25,780	$ 310	$ 1,004	1,606
NYLIM Candriam International Equity ETF	21,192	8,476	(1,035)	95	2,340	31,068	633	—	811
NYLIM Candriam U.S. Large Cap Equity ETF	34,215	7,317	(5,015)	2,301	2,436	41,254	277	—	673
NYLIM Candriam U.S. Mid Cap Equity ETF	33,599	13,931	(689)	34	5,819	52,694	358	—	1,344
NYLIM Epoch Capital Growth Fund Class I	1,672	138	(39)	2	(1)	1,772	7	124	106
NYLIM Epoch International Choice Fund Class I	23,524	1,089	(585)	52	4,555	28,635	482	—	510
NYLIM Epoch U.S. Equity Yield Fund Class R6	33,472	1,891	(11,987)	3,162	349	26,887	423	1,467	1,022
NYLIM Fiera SMID Growth Fund Class R6	33,915	3,069	(25,161)	1,790	(2,196)	11,417	—	870	632
NYLIM FTSE International Equity Currency Neutral ETF	9,623	—	(929)	414	1,120	10,228	302	—	274
NYLIM PineStone International Equity Fund Class R6	16,072	339	(12,747)	2,413	(2,114)	3,963	147	56	212
NYLIM PineStone U.S. Equity Fund Class R6	33,110	382	(21,548)	3,338	(3,365)	11,917	155	227	570
NYLIM S&P 500 Index Fund Class I	—	27,073	—	—	2,479	29,552	—	—	361
NYLIM U.S. Government Liquidity Fund	16,663	91,366	(89,764)	—	—	18,265	429	—	18,265
NYLIM U.S. Large Cap R&D Leaders ETF	—	42,478	(2,744)	(44)	3,537	43,227	61	—	961
NYLIM Winslow Large Cap Growth ETF	34,600	6,647	(16,688)	(205)	(1,361)	22,993	1	—	421
NYLIM WMC Enduring Capital Fund Class R6	32,801	1,251	(22,524)	2,047	(1,781)	11,794	198	1,054	307
NYLIM WMC Growth Fund Class R6	34,402	10,779	(4,953)	(63)	(2,305)	37,860	—	1,193	669
NYLIM WMC International Research Equity Fund Class I	24,001	4,394	(5,913)	626	3,023	26,131	679	—	2,226
NYLIM WMC Small Companies Fund Class I	33,752	1,576	(9,189)	2,124	8,590	36,853	63	—	973
NYLIM WMC Value Fund Class R6	33,211	2,176	(10,316)	1,401	1,698	28,170	477	1,699	737
	$474,053	$226,372	$(246,137)	$20,452	$25,720	$500,460	$5,002	$7,694

Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF minus 2.00%	12/1/26	Daily	(9,892)	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/26	Daily	(1,349)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	1,074	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.42%	4/8/27	Daily	4,339	—
Citibank NA	S&P 500 Energy Sector Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	7,719	—
Citibank NA	S&P 500 Financials Sector Total Return Index	1 day FEDF plus 1.05%	12/1/26	Daily	6,907	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	5,515	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	6,571	—
						$ —

1.	As of July 31, 2026, cash in the amount of $1,852,841 was pledged to brokers for OTC swap contracts.
2.	Fund receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2026.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 482,194,843	$ —	$ —	$ 482,194,843
Short-Term Investment
Affiliated Investment Company	18,265,460	—	—	18,265,460
Total Investments in Securities	500,460,303	—	—	500,460,303
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 500,460,303	$ —	$ —	$ 500,460,303

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM Fiera SMID Growth Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 4.5%
BWX Technologies, Inc.	31,441	$ 5,304,097
Curtiss-Wright Corp.	5,319	3,850,956
		9,155,053
Automobile Components 1.9%
Dorman Products, Inc. (a)	18,779	2,500,612
Patrick Industries, Inc.	15,719	1,297,603
		3,798,215
Banks 4.4%
Cullen	13,451	2,237,439
East West Bancorp, Inc.	22,298	2,921,038
Wintrust Financial Corp.	23,123	3,689,044
		8,847,521
Biotechnology 19.5%
Argenx SE, ADR (a)	4,926	4,205,917
Ascendis Pharma A/S (a)	10,085	2,459,832
Biohaven Ltd. (a)	29,830	402,705
Bridgebio Pharma, Inc. (a)	37,633	3,014,027
Celcuity, Inc. (a)	16,857	1,456,108
Cogent Biosciences, Inc. (a)	36,921	1,437,335
Dyne Therapeutics, Inc. (a)	104,869	2,640,601
Ideaya Biosciences, Inc. (a)	103,416	3,671,268
Insmed, Inc. (a)	41,692	4,110,831
Madrigal Pharmaceuticals, Inc. (a)	7,113	3,324,047
Neurocrine Biosciences, Inc. (a)	27,398	4,569,986
Spyre Therapeutics, Inc. (a)	16,723	1,644,373
Travere Therapeutics, Inc. (a)	36,233	2,025,062
uniQure NV (a)	54,482	2,377,050
Xenon Pharmaceuticals, Inc. (a)	29,562	1,852,651
		39,191,793
Broadline Retail 1.5%
Etsy, Inc. (a)	37,248	3,042,417
Building Products 2.2%
Builders FirstSource, Inc. (a)	22,431	1,490,316
Lennox International, Inc.	4,955	2,060,685
Modine Manufacturing Co. (a)	4,849	974,940
		4,525,941
Capital Markets 5.1%
FactSet Research Systems, Inc.	9,509	2,502,769
Houlihan Lokey, Inc.	15,078	1,892,138
Piper Sandler Cos.	18,065	1,369,327
Stifel Financial Corp.	54,096	4,485,099
		10,249,333

	Shares	Value
Common Stocks
Chemicals 1.0%
Avient Corp.	34,167	$ 1,240,945
Cabot Corp.	9,240	813,305
		2,054,250
Commercial Services & Supplies 1.3%
OPENLANE, Inc. (a)	67,431	2,681,057
Construction & Engineering 3.8%
Comfort Systems USA, Inc.	1,599	2,765,774
EMCOR Group, Inc.	6,050	4,824,452
		7,590,226
Consumer Staples Distribution & Retail 1.9%
Dollar Tree, Inc. (a)	29,651	3,771,904
Diversified Consumer Services 0.7%
Bright Horizons Family Solutions, Inc. (a)	17,930	1,336,502
Electrical Equipment 1.8%
Hubbell, Inc.	7,572	3,578,149
Financial Services 1.0%
Toast, Inc., Class A (a)	62,152	2,005,645
Ground Transportation 0.8%
Knight-Swift Transportation Holdings, Inc.	23,263	1,617,476
Health Care Equipment & Supplies 0.5%
PROCEPT BioRobotics Corp. (a)	53,557	997,231
Health Care Providers & Services 1.3%
Molina Healthcare, Inc. (a)	13,927	2,724,400
Hotels, Restaurants & Leisure 3.3%
Expedia Group, Inc.	13,677	4,031,159
Hyatt Hotels Corp., Class A (b)	15,447	2,688,705
		6,719,864
Insurance 0.6%
Baldwin Insurance Group, Inc. (The) (a)	43,968	1,219,672
IT Services 3.6%
MongoDB, Inc. (a)	12,666	4,274,522
Twilio, Inc., Class A (a)	14,889	2,938,344
		7,212,866

	Shares	Value
Common Stocks
Machinery 5.2%
Lincoln Electric Holdings, Inc.	13,369	$ 3,493,453
Mueller Industries, Inc.	52,378	3,478,423
Nordson Corp.	11,742	3,496,533
		10,468,409
Oil, Gas & Consumable Fuels 2.5%
Antero Midstream Corp.	74,620	1,639,401
EQT Corp.	63,789	3,399,316
		5,038,717
Pharmaceuticals 0.8%
Ligand Pharmaceuticals, Inc. (a)	5,537	1,592,109
Real Estate Management & Development 1.3%
CoStar Group, Inc. (a)	93,561	2,690,814
Semiconductors & Semiconductor Equipment 6.3%
Entegris, Inc.	28,295	3,368,520
Impinj, Inc. (a)	8,219	1,244,028
Lattice Semiconductor Corp. (a)	31,948	3,970,178
MACOM Technology Solutions Holdings, Inc. (a)	9,393	2,361,776
Semtech Corp. (a)	13,972	1,646,181
		12,590,683
Software 14.4%
Appfolio, Inc., Class A (a)	9,510	1,713,607
Docusign, Inc. (a)	52,463	2,876,546
HubSpot, Inc. (a)	11,652	2,765,719
JFrog Ltd. (a)	93,636	7,471,216
Klaviyo, Inc., Class A (a)	102,070	1,820,929
Pegasystems, Inc. (b)	46,036	1,406,400
Procore Technologies, Inc. (a)	38,066	2,084,875
Rubrik, Inc., Class A (a)	53,364	3,861,419
Samsara, Inc., Class A (a)	75,971	2,831,439
Tyler Technologies, Inc. (a)	6,667	2,064,103
		28,896,253
Specialty Retail 4.6%
Boot Barn Holdings, Inc. (a)	12,105	1,803,524
Chewy, Inc., Class A (a)	109,187	2,467,626
Murphy USA, Inc.	5,828	3,542,026
National Vision Holdings, Inc. (a)	62,182	1,370,491
		9,183,667
Textiles, Apparel & Luxury Goods 0.7%
On Holding AG, Class A (a)	39,264	1,422,927

	Shares	Value
Common Stocks
Trading Companies & Distributors 2.3%
Applied Industrial Technologies, Inc.	7,917	$ 2,733,028
QXO, Inc. (a)	140,571	1,869,594
		4,602,622
Total Common Stocks (Cost $152,730,040)		198,805,716
Short-Term Investments 2.6%
Affiliated Investment Company 1.2%
NYLIM U.S. Government Liquidity Fund, 3.585% (c)	2,411,148	2,411,148
Unaffiliated Investment Company 1.4%
Invesco Government & Agency Portfolio, 3.742% (c)(d)	2,918,233	2,918,233
Total Short-Term Investments (Cost $5,329,381)		5,329,381
Total Investments (Cost $158,059,421)	101.4%	204,135,097
Other Assets, Less Liabilities	(1.4)	(2,835,828)
Net Assets	100.0%	$ 201,299,269

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $2,824,861. The Fund received cash collateral with a value of $2,918,233.
(c)	Current yield as of July 31, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 1,205	$ 74,323	$ (73,117)	$ —	$ —	$ 2,411	$ 123	$ —	2,411

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 198,805,716	$ —	$ —	$ 198,805,716
Short-Term Investments
Affiliated Investment Company	2,411,148	—	—	2,411,148
Unaffiliated Investment Company	2,918,233	—	—	2,918,233
Total Short-Term Investments	5,329,381	—	—	5,329,381
Total Investments in Securities	$ 204,135,097	$ —	$ —	$ 204,135,097

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM Floating Rate Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.8%
Asset-Backed Securities 2.4%
Other Asset-Backed Securities 2.4%
720 East CLO IV Ltd.
Series 2024-1A, Class D1R
6.572% (3 Month SOFR + 2.90%), due 7/15/39 (a)(b)	$ 1,000,000	$ 997,043
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
5.379% (3 Month SOFR + 1.65%), due 1/20/38	694,433	695,531
Series 2024-3A, Class D2
7.829% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,234,716
720 East CLO VIII Ltd.
Series 2025-8A, Class D1
6.529% (3 Month SOFR + 2.80%), due 7/20/38 (a)(b)	2,000,000	1,977,964
AGL CLO 44 Ltd.
Series 2025-44A, Class D1
6.233% (3 Month SOFR + 2.50%), due 10/22/37 (a)(b)	1,850,000	1,844,877
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D1R2
6.205% (3 Month SOFR + 2.45%), due 7/17/39 (a)(b)	1,000,000	1,002,628
AIMCO CLO 20 Ltd.
Series 2023-20A, Class D1R
6.393% (3 Month SOFR + 2.60%), due 10/16/38 (a)(b)	2,000,000	2,003,586
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class C1R
7.56% (3 Month SOFR + 3.75%), due 4/25/38 (a)(b)	2,000,000	2,003,208
CIFC Funding Ltd.
Series 2020-2A, Class BR2
5.243% (3 Month SOFR + 1.45%), due 4/16/39 (a)(b)	275,000	275,090
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
5.379% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	1,001,241
Series 2024-11A, Class D2
7.729% (3 Month SOFR + 4.00%), due 10/18/37	600,000	601,283
Elmwood CLO 45 Ltd.
Series 2025-8A, Class D
6.35% (3 Month SOFR + 2.60%), due 10/17/38 (a)(b)	2,500,000	2,503,420
Empower CLO Ltd. (a)(b)
Series 2022-1A, Class BR
5.479% (3 Month SOFR + 1.75%), due 10/20/37	1,250,000	1,252,631
Series 2023-2A, Class D1R
6.553% (3 Month SOFR + 2.80%), due 10/15/38	1,250,000	1,245,765
Series 2022-1A, Class D1R
6.729% (3 Month SOFR + 3.00%), due 10/20/37	1,250,000	1,218,063
Galaxy 31 CLO Ltd.
Series 2023-31A, Class BR
5.553% (3 Month SOFR + 1.80%), due 7/15/38 (a)(b)	750,000	751,772
Oaktree CLO Ltd.
Series 2024-25A, Class DR
6.429% (3 Month SOFR + 2.70%), due 4/20/39 (a)(b)	2,000,000	1,970,792

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Palmer Square CLO Ltd. (a)(b)
Series 2025-1A, Class C
5.429% (3 Month SOFR + 1.70%), due 4/20/38	$ 150,000	$ 150,375
Series 2022-2A, Class D1R
6.729% (3 Month SOFR + 3.00%), due 7/20/37	1,875,000	1,867,016
Series 2022-2A, Class D2R
7.929% (3 Month SOFR + 4.20%), due 7/20/37	1,875,000	1,859,284
Palmer Square Loan Funding Ltd.
Series 2025-3A, Class C
6.153% (3 Month SOFR + 2.40%), due 1/15/34 (a)(b)	2,000,000	1,999,996
Sixth Street CLO 27 Ltd.
Series 2024-27A, Class D2
7.75% (3 Month SOFR + 4.00%), due 1/17/38 (a)(b)	1,875,000	1,861,116
Texas Debt Capital CLO Ltd.
Series 2023-1A, Class D1R
6.479% (3 Month SOFR + 2.75%), due 7/20/38 (a)(b)	1,000,000	1,001,881
Total Asset-Backed Securities (Cost $31,447,101)		31,319,278
Corporate Bonds 6.8%
Aerospace & Defense 0.0% ‡
TransDigm, Inc.
6.75%, due 1/31/34 (a)	450,000	457,323
Airlines 0.3%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,800,000	2,436,403
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	2,000,000	2,031,008
		4,467,411
Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,051,467
Auto Parts & Equipment 0.3%
Adient Global Holdings Ltd. (a)
7.50%, due 2/15/33	2,600,000	2,683,273
8.25%, due 4/15/31	1,000,000	1,039,773
American Axle & Manufacturing, Inc.
6.875%, due 7/1/28	624,000	624,000
		4,347,046
Building Materials 0.3%
CP Atlas Buyer, Inc.
9.75%, due 7/15/30 (a)	2,700,000	2,431,615

	Principal Amount	Value
Corporate Bonds
Building Materials
JELD-WEN, Inc.
4.875%, due 12/15/27 (a)	$ 780,000	$ 627,738
Wilsonart LLC
11.00%, due 8/15/32 (a)	500,000	384,806
		3,444,159
Chemicals 0.0% ‡
ASP Unifrax Holdings, Inc.
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29 (a)(c)(d)(e)	557,843	56
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	642,679
		642,735
Commercial Services 0.3%
Clarivate Science Holdings Corp.
4.875%, due 7/1/29 (a)	700,000	644,571
ION Platform Finance US, Inc.
7.875%, due 9/30/32 (a)	1,400,000	1,108,818
WEX, Inc.
6.50%, due 3/15/33 (a)	1,600,000	1,589,781
		3,343,170
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	510,000	523,970
Distribution & Wholesale 0.2%
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	2,170,000	2,150,594
Diversified Financial Services 0.6%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,293,754
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	1,650,000	1,632,684
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	2,000,000	1,987,500
GGAM Finance Ltd.
6.875%, due 4/15/29 (a)	840,000	853,652
TrueNoord Capital DAC
8.75%, due 3/1/30 (a)	2,300,000	2,383,504
		8,151,094
Electric 0.2%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,499,498

	Principal Amount	Value
Corporate Bonds
Electric
XPLR Infrastructure Operating Partners LP
8.625%, due 3/15/33 (a)	$ 1,450,000	$ 1,549,158
		3,048,656
Entertainment 0.1%
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,400,000	1,413,409
Food 0.0% ‡
US Foods, Inc.
7.25%, due 1/15/32 (a)	500,000	516,622
Forest Products & Paper 0.2%
Magnera Corp.
7.25%, due 11/15/31 (a)	2,250,000	2,202,187
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	470,000	465,605
Healthcare-Services 0.4%
Concentra Health Services, Inc.
6.875%, due 7/15/32 (a)	1,500,000	1,542,446
LifePoint Health, Inc. (a)
8.375%, due 2/15/32	1,250,000	1,258,491
10.00%, due 6/1/32	2,000,000	1,920,136
		4,721,073
Housewares 0.2%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	2,500,000	2,609,337
Insurance 0.4%
Acrisure LLC
8.25%, due 2/1/29 (a)	1,110,000	1,064,340
CRC Insurance Group LLC
7.125%, due 6/1/31 (a)	4,000,000	3,992,467
		5,056,807
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	1,320,000	1,322,031
Machinery-Diversified 0.0% ‡
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	430,000	258,041

	Principal Amount	Value
Corporate Bonds
Media 0.4%
Gray Media, Inc.
10.50%, due 7/15/29 (a)	$ 1,746,000	$ 1,841,262
Univision Communications, Inc.
8.50%, due 7/31/31 (a)	3,250,000	3,242,806
VZ Secured Financing BV
7.50%, due 1/15/33 (a)	700,000	628,282
		5,712,350
Mining 0.1%
Novelis Corp.
6.875%, due 1/30/30 (a)	1,300,000	1,333,831
Miscellaneous—Manufacturing 0.1%
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	2,100,000	1,469,704
Oil & Gas 0.4%
SM Energy Co. (a)
6.75%, due 8/1/29	1,350,000	1,369,587
7.00%, due 8/1/32	1,350,000	1,371,568
8.625%, due 11/1/30	2,270,000	2,382,905
		5,124,060
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	990,000	1,011,028
Packaging & Containers 0.2%
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	900,000	860,134
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	1,180,000	1,152,527
		2,012,661
Pharmaceuticals 0.2%
1261229 B.C. Ltd.
10.00%, due 4/15/32 (a)	750,000	766,686
Endo Finance Holdings LP
8.50%, due 4/15/31 (a)	1,737,000	1,829,269
		2,595,955
Pipelines 0.2%
Global Partners LP
8.25%, due 1/15/32 (a)	1,000,000	1,042,479
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	1,000,000	1,025,083
		2,067,562

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 0.1%
RHP Hotel Properties LP
7.25%, due 7/15/28 (a)	$ 1,100,000	$ 1,120,289
Retail 0.3%
Global Auto Holdings Ltd.
8.375%, due 1/15/29 (a)	3,250,000	3,224,913
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,281,538
		4,506,451
Software 0.6%
Central Parent LLC
8.00%, due 6/15/29 (a)	1,500,000	787,500
Cloud Software Group LLC
8.25%, due 6/30/32 (a)	1,670,000	1,579,800
CoreWeave, Inc. (a)
9.25%, due 6/1/30	1,000,000	934,556
9.75%, due 10/1/31	900,000	816,627
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	3,500,000	3,464,253
		7,582,736
Telecommunications 0.1%
Altice France SA
6.50%, due 10/15/31 (a)	1,500,000	1,447,472
Transportation 0.1%
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	1,670,000	1,721,358
Trucking & Leasing 0.1%
FTAI Aviation Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,174,178
Total Corporate Bonds (Cost $92,981,285)		90,072,372
Loan Assignments 88.6%
Aerospace & Defense 3.5%
AAdvantage Loyalty IP Ltd.
First Lien 2025 Incremental Term Loan
6.479% (3 Month SOFR + 2.75%), due 5/28/32 (b)	3,765,000	3,762,312
Arcline FM Holdings LLC
First Lien 2025-1 New Term Loan
6.596% (6 Month SOFR + 2.75%), due 6/24/30 (b)	4,690,017	4,700,068

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
5.502%, due 9/6/27	$ 3,544,685	$ 3,540,254
Chromalloy Corp.
First Lien Term Loan
6.484% (3 Month SOFR + 2.75%), due 3/27/31 (b)	5,164,761	5,173,799
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
7.791% (6 Month SOFR + 3.75%), due 8/3/29 (b)	2,460,119	2,467,807
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B1
5.731% (1 Month SOFR + 2.00%), due 10/31/31	737,364	738,931
First Lien Initial Term Loan B2
5.731% (1 Month SOFR + 2.00%), due 10/31/31	280,468	281,074
Engineering Research and Consulting LLC
First Lien Term Loan B
8.732% (3 Month SOFR + 5.00%), due 8/15/31 (b)	2,364,000	1,964,089
Galileo Parent, Inc.
First Lien Initial Term Loan
8.118% (6 Month SOFR + 4.50%), due 3/3/33 (b)	3,500,000	3,513,125
Goat Holdco LLC
First Lien Term Loan B
6.231% (1 Month SOFR + 2.50%), due 1/27/32 (b)	3,914,302	3,919,194
Kaman Corp.
First Lien 2026-1 New Term Loan
5.67% (3 Month SOFR + 2.00%), due 2/26/32 (b)	1,195,092	1,193,598
PAC DAC LLC
First Lien Term Loan B
6.981% (1 Month SOFR + 3.25%), due 10/28/30 (b)	1,990,000	1,984,404
TransDigm, Inc. (b)
First Lien Tranche Term Loan K
5.981% (1 Month SOFR + 2.25%), due 3/22/30	8,671,423	8,672,099
First Lien Tranche Term Loan L
6.231% (1 Month SOFR + 2.50%), due 1/19/32	982,500	983,728
First Lien Term Loan N
6.231% (1 Month SOFR + 2.50%), due 2/14/33	598,500	599,072
Vista Management Holding, Inc.
First Lien Initial Term Loan
7.475% (3 Month SOFR + 3.75%), due 4/1/31 (b)	2,474,807	2,476,134
		45,969,688
Animal Food 0.3%
Alltech, Inc.
First Lien Term Loan B2
8.095% (1 Month SOFR + 4.25%), due 8/13/30 (b)	4,379,750	4,392,526

	Principal Amount	Value
Loan Assignments
Automobile 3.2%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.232% (3 Month SOFR + 4.50%), due 5/28/32 (b)	$ 4,240,809	$ 4,242,577
American Axle & Manufacturing, Inc.
First Lien Tranche Term Loan C 6.915% - 6.925%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 2/3/33 (b)	972,538	976,185
Autokiniton US Holdings, Inc.
First Lien Term Loan B
7.845% (1 Month SOFR + 4.00%), due 4/6/28 (b)	1,911,378	1,909,287
Clarios Global LP (b)
First Lien 2024 Dollar Term Loan
6.231% (1 Month SOFR + 2.50%), due 5/6/30	4,350,153	4,355,591
First Lien Amendment No. 7 Dollar Term Loan
6.231% (1 Month SOFR + 2.50%), due 1/28/32	4,477,500	4,483,097
Gates Corp.
First Lien Initial Dollar Term Loan B5
5.481% (1 Month SOFR + 1.75%), due 6/4/31 (b)	4,396,377	4,389,646
LSF12 Helix Parent LLC
First Lien Term Loan B
7.231% (1 Month SOFR + 3.50%), due 2/10/33 (b)	3,882,333	3,836,576
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
6.669% (6 Month SOFR + 3.00%), due 5/4/28 (b)	6,186,173	6,170,002
OPENLANE, Inc.
First Lien 2025 Incremental Term Loan
6.148% (3 Month SOFR + 2.50%), due 10/8/32 (b)	1,990,000	1,990,000
Stonepeak Nile Parent LLC
First Lien Amendment No. 3 Term Loan
5.657% (3 Month SOFR + 2.00%), due 4/9/32 (b)	4,169,375	4,156,346
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.231% (1 Month SOFR + 2.50%), due 1/30/31 (b)	5,960,811	5,973,853
		42,483,160
Banking 0.6%
Jane Street Group LLC
First Lien Extended Term Loan
5.666% (3 Month SOFR + 2.00%), due 12/15/31 (b)	7,431,991	7,399,476
Beverage, Food & Tobacco 2.4%
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
6.845% (1 Month SOFR + 3.00%), due 12/8/28 (b)	4,130,690	4,137,575
Chobani LLC
First Lien Closing Date Term Loan
5.981% (1 Month SOFR + 2.25%), due 10/28/32 (b)	1,990,000	1,996,965

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.426% (1 Month SOFR + 3.75%), due 12/9/31 (b)	$ 2,992,424	$ 2,925,095
Froneri International Ltd.
First Lien Facility Term Loan B4
5.877% (6 Month SOFR + 2.25%), due 9/30/31 (b)	2,850,777	2,833,233
Froneri US, Inc.
First Lien Facility Term Loan B6
6.454% (6 Month SOFR + 2.50%), due 9/30/32 (b)	4,477,500	4,450,805
Naked Juice LLC (b)
First Lien Second Out Term Loan
7.082% (3 Month SOFR + 3.25%), due 1/24/29	301,981	203,963
First Lien First Out Term Loan
9.232% (3 Month SOFR + 5.50%), due 1/24/29	1,057,931	1,073,359
Pegasus Bidco BV
First Lien 2026-1 Dollar Term Loan
6.167% (3 Month SOFR + 2.50%), due 7/12/32 (b)	4,258,723	4,262,718
Primo Brands Corp.
First Lien 2026 Refinancing Term Loan
6.482% (3 Month SOFR + 2.75%), due 3/31/31 (b)	4,655,000	4,671,399
Sazerac Co., Inc.
First Lien Term Loan B2
5.68% (1 Month SOFR + 2.00%), due 7/9/32 (b)	1,487,500	1,485,434
TreeHouse Foods, Inc.
First Lien Initial Term Loan
7.981% (1 Month SOFR + 4.25%), due 2/11/33 (b)	4,000,000	4,006,000
		32,046,546
Broadcasting & Entertainment 1.7%
Altice France SA
First Lien USD Term Loan B14
10.616% (3 Month SOFR + 6.875%), due 5/30/31 (b)	2,658,154	2,702,179
Charter Communications Operating LLC
First Lien Term Loan B5
5.975% (3 Month SOFR + 2.25%), due 12/15/31 (b)	4,447,374	4,268,861
CMG Media Corp.
First Lien Facility Term Loan
7.332% (3 Month SOFR + 3.50%), due 6/18/29 (b)	2,512,583	2,342,983
Creative Artists Agency LLC
First Lien Term Loan
6.231% (1 Month SOFR + 2.50%), due 10/1/31 (b)	6,657,470	6,649,148
Gray Media, Inc.
First Lien Term Loan D
6.82% (1 Month SOFR + 3.00%), due 12/1/28 (b)	1,231,122	1,233,640
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.095% (1 Month SOFR + 3.25%), due 1/31/29	4,313,429	4,255,918

	Principal Amount	Value
Loan Assignments
Broadcasting & Entertainment
Univision Communications, Inc. (b)
First Lien 2022 Incremental Term Loan
7.982% (3 Month SOFR + 4.25%), due 6/25/29	$ 900,000	$ 894,656
		22,347,385
Buildings & Real Estate 1.4%
Allspring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
6.75% (3 Month SOFR + 3.00%), due 11/1/30 (b)	2,086,215	2,094,038
Core & Main LP
First Lien Tranche Term Loan F
5.475% (3 Month SOFR + 1.75%), due 7/1/33 (b)	2,500,000	2,501,563
Cornerstone Building Brands, Inc.
First Lien New Term Loan B
7.014% (3 Month SOFR + 3.25%), due 4/12/28 (b)	4,275,976	2,152,240
Cushman & Wakefield US Borrower LLC
First Lien 2025-3 Term Loan
6.231% (1 Month SOFR + 2.50%), due 1/31/30 (b)	3,449,253	3,450,692
LSF12 Crown US Commercial Bidco LLC
First Lien Term Loan B
6.243% (1 Year SOFR + 2.50%), due 12/2/31 (b)	5,222,375	5,224,986
WEC US Holdings, Inc.
First Lien Initial Term Loan
5.647% (1 Month SOFR + 2.00%), due 1/27/31 (b)	1,407,237	1,404,989
Wilsonart LLC
First Lien Initial Term Loan
7.982% (3 Month SOFR + 4.25%), due 8/5/31 (b)	1,903,257	1,718,030
		18,546,538
Capital Equipment 1.2%
Discovery Energy Holding Corp.
First Lien 2026 Dollar Term Loan
6.732% (3 Month SOFR + 3.00%), due 5/1/31 (b)	5,258,833	5,275,267
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.073% (3 Month SOFR + 2.25%), due 8/4/31 (b)	1,970,075	1,969,291
Engineered Machinery Holdings, Inc.
First Lien 2026 USD Refinancing Term Loan
6.491% (3 Month SOFR + 2.75%), due 11/26/32 (b)	1,000,000	1,002,292
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
6.481% (1 Month SOFR + 2.75%), due 3/28/31 (b)	3,076,319	3,029,476
Resilience Parent LLC
First Lien Initial Term Loan
6.232% (3 Month SOFR + 2.50%), due 2/28/33 (b)	3,500,000	3,493,437

	Principal Amount	Value
Loan Assignments
Capital Equipment
TK Elevator Midco GmbH
First Lien Facility Term Loan B2
6.48% (3 Month SOFR + 2.75%), due 4/30/30 (b)	$ 1,870,313	$ 1,877,661
		16,647,424
Cargo Transport 0.3%
Pods LLC
First Lien Initial Term Loan
8.176% (1 Month SOFR + 4.50%), due 5/14/31 (b)	2,500,000	2,415,625
Venture Global Calcasieu Pass LLC
First Lien Initial Term Loan
6.954% (6 Month SOFR + 3.25%), due 4/11/33 (b)	1,250,000	1,257,187
		3,672,812
Chemicals, Plastics & Rubber 5.7%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
7.766% (3 Month SOFR + 4.00%), due 11/24/27	1,249,034	1,172,009
First Lien 2022 Incremental Term Loan
8.416% (3 Month SOFR + 4.75%), due 11/24/27	1,447,500	1,358,237
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
7.482% (3 Month SOFR + 3.75%), due 12/23/31 (b)	2,196,407	2,196,014
Bond US Bidco 1, Inc.
First Lien Initial Term Loan B1
7.244% (1 Year SOFR + 3.50%), due 6/29/33 (b)	3,000,000	3,012,501
Clydesdale Acquisition Holdings, Inc. (b)
First Lien Term Loan B
6.906% (1 Month SOFR + 3.175%), due 4/13/29	5,054,416	4,931,214
First Lien 2025 Incremental Closing Date Term Loan B
6.981% (1 Month SOFR + 3.25%), due 4/1/32	4,027,777	3,841,996
Fortis 333, Inc.
First Lien Dollar Term Loan B
6.982% (3 Month SOFR + 3.25%), due 3/29/32 (b)	927,824	925,505
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
6.981% (1 Month SOFR + 3.25%), due 2/18/30 (b)	3,273,722	3,110,036
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.081% (1 Month SOFR + 4.25%), due 4/2/29 (b)	2,411,729	2,078,609
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.095% (1 Month SOFR + 4.25%), due 3/16/29 (b)	3,126,491	3,012,374
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.981% (1 Month SOFR + 2.25%), due 5/5/28 (b)	3,580,130	3,587,838

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Koppers, Inc.
First Lien 2023 Term Loan B2
6.24% (1 Month SOFR + 2.50%), due 4/10/30 (b)	$ 2,381,357	$ 2,385,326
Lonza Group AG
First Lien USD Facility Term Loan B
7.757% (3 Month SOFR + 3.925%), due 7/3/28 (b)	2,247,331	2,134,965
Magnera Corp.
First Lien Term Loan
8.073% (3 Month SOFR + 4.25%), due 11/4/31 (b)	3,750,742	3,722,612
Nouryon Finance BV
First Lien 2026 Dollar Term Loan 7.167% - 7.23%
(1 Month SOFR + 3.50%, 3 Month SOFR + 3.50%), due 7/8/31 (b)	3,821,272	3,818,089
Olympus Water US Holding Corp.
First Lien Dollar Term Loan B6
6.732% (3 Month SOFR + 3.00%), due 6/23/31 (b)	2,415,720	2,412,449
OQ Chemicals International Holding GmbH
First Lien Tranche Term Loan B2
8.60% (7.03% PIK) (3 Month SOFR + 4.75%), due 4/8/31 (b)(e)	3,585,322	2,336,086
Pasadena Performance Products LLC
First Lien 2025-1 Reprising Term Loan
6.982% (3 Month SOFR + 3.25%), due 2/27/32 (b)	1,796,053	1,796,054
SCIH Salt Holdings, Inc. (b)
First Lien Term Loan B1
6.35% (6 Month SOFR + 2.75%), due 1/31/29	7,574,089	7,573,036
First Lien Term Loan B
6.583% (1 Year SOFR + 3.00%), due 7/30/31	8,500,000	8,449,527
Sparta US HoldCo LLC
First Lien Term Loan
6.657% (3 Month SOFR + 3.00%), due 8/2/30 (b)	2,005,500	2,001,112
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
6.981% (1 Month SOFR + 3.25%), due 3/3/31 (b)	4,958,387	4,466,267
Tronox Finance LLC
First Lien 2024 Term Loan B2
5.982% (3 Month SOFR + 2.25%), due 4/4/29 (b)	1,002,481	796,346
Windsor Holdings III LLC
First Lien 2025 Refinancing Term Loan B
6.481% (1 Month SOFR + 2.75%), due 8/1/30 (b)	3,871,172	3,872,786
WR Grace Holdings LLC
First Lien Term Loan B1
6.732% (3 Month SOFR + 3.00%), due 8/19/32 (b)	1,371,217	1,370,360
		76,361,348
Commercial Services 0.6%
Champions Financing, Inc.
First Lien Initial Term Loan
8.416% (3 Month SOFR + 4.75%), due 2/6/29 (b)	1,964,912	1,905,613

	Principal Amount	Value
Loan Assignments
Commercial Services
Multi-Color Corp.
First Lien Takeback Term Loan
6.136% (3 Month SOFR + 2.375%), due 5/11/33 (b)	$ 1,295,902	$ 1,080,458
Prime Security Services Borrower LLC
First Lien 2024-1 Refinancing Term Loan B1
5.664% (1 Month SOFR + 2.00%), due 10/15/30 (b)	4,398,913	4,384,481
		7,370,552
Construction & Buildings 0.3%
CoorsTek, Inc.
First Lien Term Loan B
6.228% (3 Month SOFR + 2.50%), due 10/28/32 (b)	2,743,125	2,755,126
Star Holding LLC
First Lien Term Loan B
8.231% (1 Month SOFR + 4.50%), due 7/31/31 (b)	1,375,500	1,376,876
		4,132,002
Consumer Durables 0.1%
SWF Holdings I Corp. (b)
First Lien Delayed Draw Term Loan
8.231% (1 Month SOFR + 4.50%), due 12/19/29	857,143	846,965
First Lien Tranche Term Loan A1
8.231% (1 Month SOFR + 4.50%), due 12/19/29	642,857	635,223
		1,482,188
Containers, Packaging & Glass 1.7%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B 5.731% - 5.823%
(1 Month SOFR + 2.00%, 3 Month SOFR + 2.00%), due 8/19/31 (b)	1,518,072	1,518,784
Charter Next Generation, Inc.
First Lien Initial Term Loan
6.167% (1 Month SOFR + 2.50%), due 11/29/30 (b)	4,342,289	4,345,303
Graham Packaging Co., Inc.
First Lien Initial Term Loan
5.981% (1 Month SOFR + 2.25%), due 1/26/33 (b)	2,955,000	2,953,992
Owens-Brockway Glass Container, Inc.
First Lien Tranche Term Loan B1
6.731% (1 Month SOFR + 3.00%), due 9/30/32 (b)	1,760,385	1,736,729
ProAmpac PG Borrower LLC
First Lien Initial USD Term Loan 7.666% - 7.823%
(3 Month SOFR + 4.00%), due 3/7/33 (b)	5,085,827	4,968,217
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.334% (3 Month SOFR + 4.25%), due 7/7/28 (b)	4,775,000	1,867,025
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
7.482% (3 Month SOFR + 3.75%), due 9/15/28 (b)	4,952,401	4,641,638
		22,031,688

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing 1.6%
Allied Universal Holdco LLC
First Lien Amendment No. 7 Replacement US Dollar Term Loan
6.981% (1 Month SOFR + 3.25%), due 8/20/32 (b)	$ 9,131,000	$ 9,154,266
Filtration Group Corp.
First Lien 2025 Incremental Dollar Term Loan B
6.231% (1 Month SOFR + 2.50%), due 10/23/28 (b)	2,359,366	2,359,857
Iron Mountain, Inc.
First Lien Amendment No. 1 Incremental Term Loan
5.731% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,618,986	1,613,926
Quikrete Holdings, Inc. (b)
First Lien Term Loan B1
5.981% (1 Month SOFR + 2.25%), due 4/14/31	3,861,257	3,863,450
First Lien Term Loan B3
5.981% (1 Month SOFR + 2.25%), due 2/10/32	3,950,000	3,952,880
		20,944,379
Diversified/Conglomerate Service 0.9%
Genesys Cloud Services, Inc.
First Lien 2025 Dollar Term Loan
6.231% (1 Month SOFR + 2.50%), due 1/30/32 (b)	6,388,694	6,146,453
MKS Instruments, Inc.
First Lien 2026-1 Dollar Term Loan B
5.417% (1 Month SOFR + 1.75%), due 2/4/33 (b)	1,554,229	1,552,935
TruGreen LP
First Lien Term Loan B
7.766% (3 Month SOFR + 4.00%), due 11/2/27 (b)	5,159,764	4,850,178
		12,549,566
Ecological 0.6%
Discovery Purchaser Corp.
First Lien Term Loan
7.483% (3 Month SOFR + 3.75%), due 10/4/29 (b)	3,456,468	3,439,186
GFL Environmental Services, Inc.
First Lien Initial Term Loan
6.156% (3 Month SOFR + 2.50%), due 3/3/32 (b)	4,168,500	4,171,105
		7,610,291
Electronics 3.7%
Camelot US Acquisition LLC (b)
First Lien Incremental Term Loan B
6.481% (1 Month SOFR + 2.75%), due 1/31/31	4,187,730	3,893,542
First Lien Incremental Term Loan
6.981% (1 Month SOFR + 3.25%), due 1/31/31	1,500,000	1,400,625
Castle US Holding Corp. (b)
First Lien Second Out Dollar Term Loan B1
8.334% (3 Month SOFR + 4.25%), due 5/31/30	149,762	72,260
First Lien Initial First Out Dollar Term Loan
8.732% (1.00% PIK) (3 Month SOFR + 5.00%), due 4/29/30 (e)	977,474	971,636

	Principal Amount	Value
Loan Assignments
Electronics
CoreLogic, Inc.
First Lien Term Loan B
7.974% (1 Month SOFR + 4.25%), due 7/25/31 (b)	$ 2,500,000	$ 2,397,655
Eagle Parent Corp.
First Lien Initial Term Loan
7.982% (3 Month SOFR + 4.25%), due 4/2/29 (b)	2,696,246	2,711,652
Epicor Software Corp.
First Lien Term Loan E
6.481% (1 Month SOFR + 2.75%), due 5/30/31 (b)	7,135,539	6,801,953
Gainwell Acquisition Corp.
First Lien Term Loan B
7.832% (3 Month SOFR + 4.00%), due 10/1/27 (b)	3,024,357	2,991,845
MH Sub I LLC (b)
First Lien Term Loan
7.981% (1 Month SOFR + 4.25%), due 5/3/28	2,046,526	1,983,302
First Lien 2024 December New Term Loan
7.981% (1 Month SOFR + 4.25%), due 12/31/31	1,412,523	1,253,615
Project Alpha Intermediate Holding, Inc.
First Lien Second Amendment Refinancing Term Loan
6.982% (3 Month SOFR + 3.25%), due 10/28/30 (b)	5,365,669	4,166,442
Proofpoint, Inc.
First Lien 2024 Refinancing Term Loan
6.732% (3 Month SOFR + 3.00%), due 8/31/28 (b)	6,141,783	6,101,204
Rocket Software, Inc.
First Lien Term Loan
7.481% (1 Month SOFR + 3.75%), due 11/28/28 (b)	2,530,537	2,433,916
Sharp Services LLC
First Lien New Term Loan E
6.732% (3 Month SOFR + 3.00%), due 9/29/32 (b)	5,007,527	5,023,176
SS&C Technologies, Inc.
First Lien Term Loan B8
5.731% (1 Month SOFR + 2.00%), due 5/9/31 (b)	4,624,794	4,618,842
Tempo Acquisition LLC
First Lien Seventh Incremental Term Loan
5.481% (1 Month SOFR + 1.75%), due 8/31/28 (b)	2,987,374	2,554,205
		49,375,870
Energy (Electricity) 1.0%
ACI Rover Parent LLC
First Lien Initial Term Loan
5.982% (3 Month SOFR + 2.25%), due 6/9/33 (b)	2,750,000	2,746,562
Cogentrix Finance Holdco I LLC
First Lien Repricing Term Loan
5.981% (1 Month SOFR + 2.25%), due 2/26/32 (b)	3,031,500	3,032,446
Lightning Power LLC
First Lien Initial Term Loan B
5.749% (1 Month SOFR + 2.00%), due 8/18/31 (b)	4,428,712	4,429,504

	Principal Amount	Value
Loan Assignments
Energy (Electricity)
Reworld Holding Corp. (b)
First Lien Twelfth Amendment Term Loan B
5.917% (1 Month SOFR + 2.25%), due 1/15/31	$ 532,000	$ 531,834
First Lien Twelfth Amendment Term Loan C
5.917% (1 Month SOFR + 2.25%), due 1/15/31	86,666	86,640
First Lien Term Loan B
5.974% (1 Month SOFR + 2.25%), due 11/30/28	2,053,702	2,054,343
		12,881,329
Entertainment 2.7%
Alterra Mountain Co. (b)
First Lien Term Loan B9
6.231% (1 Month SOFR + 2.50%), due 8/17/28	3,741,167	3,743,506
First Lien Commitment Term Loan B8
6.231% (1 Month SOFR + 2.50%), due 5/31/30	3,452,964	3,452,964
Delta 2 (Lux) SARL
First Lien Term Loan B
5.482% (3 Month SOFR + 1.75%), due 9/30/31 (b)	2,999,999	2,999,249
EOC Borrower LLC
First Lien Term Loan B
6.481% (1 Month SOFR + 2.75%), due 3/24/32 (b)	6,441,203	6,453,280
Fertitta Entertainment LLC
First Lien Initial Term Loan B
6.981% (1 Month SOFR + 3.25%), due 1/29/29 (b)	4,812,950	4,812,401
Great Canadian Gaming Corp.
First Lien Term Loan B
8.427% (3 Month SOFR + 4.75%), due 11/1/29 (b)	1,550,274	1,534,771
J&J Ventures Gaming LLC
First Lien 2025 Term Loan
7.231% (1 Month SOFR + 3.50%), due 4/26/30 (b)	3,245,509	3,226,237
OAK-Eagle Acquireco, Inc.
First Lien Term Loan B1
7.251% (1 Year SOFR + 3.50%), due 3/23/33 (b)	3,437,500	3,455,547
TKO Worldwide Holdings LLC
First Lien Term Loan B7
5.412% (3 Month SOFR + 1.75%), due 11/21/31 (b)	6,272,381	6,257,679
		35,935,634
Finance 9.4%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
5.979% (3 Month SOFR + 2.25%), due 4/20/28 (b)	3,189,625	3,184,975
ADMI Corp. (b)
First Lien Amendment No. 4 Refinancing Term Loan
7.22% (1 Month SOFR + 3.375%), due 12/23/27	899,758	834,525
First Lien Amendment No. 5 Term Loan
7.595% (1 Month SOFR + 3.75%), due 12/23/27	3,571,875	3,330,773

	Principal Amount	Value
Loan Assignments
Finance
AlixPartners LLP
First Lien 2025 Dollar Term Loan
5.731% (1 Month SOFR + 2.00%), due 8/12/32 (b)	$ 3,291,483	$ 3,279,140
Arches Buyer, Inc.
First Lien Term Loan B
8.217% (1 Year SOFR + 4.25%), due 7/28/31 (b)	2,000,000	1,967,500
Armor Holdco, Inc.
First Lien 2025 Refinancing Term Loan
7.596% (6 Month SOFR + 3.75%), due 12/11/31 (b)	5,540,370	5,535,755
Ascensus Holdings, Inc.
First Lien 2024 Term Loan B
6.731% (1 Month SOFR + 3.00%), due 11/25/32 (b)	2,766,395	2,705,880
Azorra SOAR Finance Ltd.
First Lien Initial Term Loan
6.164% (3 Month SOFR + 2.50%), due 10/18/29 (b)	2,947,560	2,954,929
Belron Finance 2019 LLC
First Lien Term Loan B
5.657% (3 Month SOFR + 2.00%), due 10/16/31 (b)	6,046,768	6,035,430
Boxer Parent Co., Inc.
First Lien 2031 Replacement Dollar Term Loan
6.416% (3 Month SOFR + 2.75%), due 7/30/31 (b)	6,241,677	5,670,389
Carrix, Inc.
First Lien Term Loan B
5.81% (1 Year SOFR + 2.00%), due 7/18/33 (b)	7,500,000	7,481,250
Citadel Securities LP
First Lien 2026-1 Term Loan
5.661% (3 Month SOFR + 2.00%), due 6/10/33 (b)	5,000,000	4,994,375
CoreWeave Financing V LLC
First Lien Delayed Draw Loan Commitment Term Loan
8.12% (1 Day SOFR + 4.50%), due 11/17/31 (b)	953,806	957,681
Covia Holdings LLC
First Lien First Amendment Term Loan
6.50% (3 Month SOFR + 2.75%), due 2/26/32 (b)	2,673,000	2,669,659
Darktrace Finco US LLC
First Lien Initial Term Loan
6.988% (3 Month SOFR + 3.25%), due 10/9/31 (b)	3,764,925	3,441,374
Edelman Financial Engines Center LLC (The)
First Lien Initial Term Loan
7.731% (1 Month SOFR + 4.00%), due 12/1/31 (b)	3,471,467	3,481,881
First Eagle Holdings, Inc.
First Lien Initial Term Loan
7.232% (3 Month SOFR + 3.50%), due 8/16/32 (b)	2,549,688	2,548,979
Focus Financial Partners LLC
First Lien Incremental Tranche Term Loan B
6.231% (1 Month SOFR + 2.50%), due 9/15/31 (b)	2,376,549	2,342,521
GTCR Everest Borrower LLC
First Lien 2026-1 Term Loan
5.982% (3 Month SOFR + 2.25%), due 9/5/31 (b)	2,132,310	2,127,979

	Principal Amount	Value
Loan Assignments
Finance
Jupiter Borrower, Inc.
First Lien Initial Term Loan
6.482% (3 Month SOFR + 2.75%), due 6/30/33 (b)	$ 2,500,000	$ 2,507,813
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
7.574% (1 Month SOFR + 3.75%), due 6/6/31 (b)	3,024,553	2,412,081
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
6.24% (1 Month SOFR + 2.50%), due 6/14/30 (b)	5,396,036	5,382,546
MX Holdings US, Inc.
First Lien Senior USD Facility Term Loan B
5.731% (1 Month SOFR + 2.00%), due 3/17/32 (b)	2,036,648	2,044,286
Park River Holdings, Inc.
First Lien 2025 Refinancing Term Loan
8.225% (3 Month SOFR + 4.50%), due 3/17/31 (b)	3,358,125	3,355,835
Peraton Corp.
First Lien Term Loan B
7.513% (3 Month SOFR + 3.75%), due 2/1/28 (b)	6,807,145	6,184,291
Pluto Acquisition I, Inc.
First Lien Term Loan A
9.228% (3 Month SOFR + 5.50%), due 6/20/28 (b)	1,860,294	1,880,060
QTS Thunder Managing Issuer LLC
First Lien Term Loan B
6.025% (1 Year SOFR + 2.25%), due 7/22/33 (b)	12,000,000	11,811,000
Rand Parent LLC
First Lien Add-on Term Loan B
7.004% (1 Year SOFR + 3.00%), due 3/18/30 (b)	3,400,000	3,400,000
RealPage, Inc.
First Lien Initial Term Loan
6.994% (3 Month SOFR + 3.00%), due 4/24/28 (b)	6,110,982	5,829,046
RealTruck Group, Inc. (b)
First Lien Second Out Tranche Term Loan A
8.648% (3 Month SOFR + 4.75%), due 1/31/31	3,754,191	2,238,436
First Lien FLFO New Money Term Loan
9.386% (3 Month SOFR + 5.75%), due 1/31/31	594,942	609,444
SCIL USA Holdings LLC
First Lien Facility Term Loan B-2
7.653% (3 Month SOFR + 4.00%), due 11/8/32 (b)	1,679,560	1,683,759
Speed Midco 3 SARL
First Lien USD Facility Term Loan B
6.195% (6 Month SOFR + 2.50%), due 10/7/32 (b)	1,393,000	1,393,000
Stonepeak Bayou Holdings LP
First Lien Initial Term Loan
6.482% (3 Month SOFR + 2.75%), due 10/1/32 (b)	1,995,000	1,990,844
WCG Intermediate Corp.
First Lien 2026 Refinancing Term Loan
6.481% (1 Month SOFR + 2.75%), due 2/25/32 (b)	6,435,162	6,401,378
		124,668,814

	Principal Amount	Value
Loan Assignments
Healthcare 1.1%
AHP Health Partners, Inc.
First Lien 2025 Term Loan B
5.981% (1 Month SOFR + 2.25%), due 9/20/32 (b)	$ 1,714,820	$ 1,718,035
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.731% (1 Month SOFR + 3.00%), due 9/8/32 (b)	5,386,848	5,389,542
ICU Medical, Inc.
First Lien Tranche Term Loan B
6.132% (3 Month SOFR + 2.25%), due 1/8/29 (b)	2,566,233	2,573,290
LSCS Holdings, Inc.
First Lien Term Loan
8.232% (3 Month SOFR + 4.50%), due 2/20/32 (b)	3,105,357	3,051,982
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
7.761% (1 Month SOFR + 4.00%), due 10/2/28 (b)	1,846,978	1,849,030
		14,581,879
Healthcare & Pharmaceuticals 2.9%
Bausch + Lomb Corp.
First Lien 2025-2 Refinancing Term Loan
7.481% (1 Month SOFR + 3.75%), due 1/15/31 (b)	3,656,998	3,666,141
BioMarin Pharmaceutical, Inc.
First Lien Initial Term Loan B
5.428% (6 Month SOFR + 1.75%), due 4/27/33 (b)	2,800,000	2,796,500
Concentra Health Services, Inc.
First Lien Tranche Term Loan B1
5.731% (1 Month SOFR + 2.00%), due 7/28/31 (b)	923,467	922,889
Embecta Corp.
First Lien Initial Term Loan
6.732% (3 Month SOFR + 3.00%), due 3/30/29 (b)	2,885,498	2,243,475
Ensemble RCM LLC
First Lien Closing Date Term Loan
6.823% (3 Month SOFR + 3.00%), due 2/9/33 (b)	4,300,000	4,280,650
Global Medical Response, Inc.
First Lien Initial Term Loan
6.917% (1 Month SOFR + 3.25%), due 10/1/32 (b)	2,831,111	2,841,728
Hologic, Inc.
First Lien Term Loan B
5.995% (3 Month SOFR + 2.25%), due 4/7/33 (b)	8,833,333	8,685,772
McKesson Medical-Surgical Top Holdings, Inc.
First Lien Amendment No. 1 Term Loan B
5.982% (3 Month SOFR + 2.25%), due 6/9/32 (b)	5,312,500	5,315,820
Owens & Minor, Inc.
First Lien Initial Term Loan B1
7.581% (1 Month SOFR + 3.75%), due 3/29/29 (b)	2,406,667	2,258,657
Physician Partners LLC (b)(e)
First Lien Initial Tranche Term Loan B1
5.382% (2.50% PIK) (3 Month SOFR + 1.50%), due 12/31/29	1,382,332	1,217,527

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals
Physician Partners LLC (b)(e)
First Lien Tranche Term Loan C
5.382% (4.00% PIK) (3 Month SOFR + 1.50%), due 12/31/30	$ 874,683	$ 678,560
QuidelOrtho Corp.
First Lien Term Loan B
7.731% (1 Month SOFR + 4.00%), due 8/20/32 (b)	4,019,625	3,981,941
		38,889,660
Healthcare, Education & Childcare 2.1%
Agiliti Health, Inc.
First Lien Term Loan
6.752% (3 Month SOFR + 3.00%), due 5/1/30 (b)	3,227,128	3,122,247
Amneal Pharmaceuticals LLC
First Lien Amendment No. 2 Term Loan
6.731% (1 Month SOFR + 3.00%), due 8/2/32 (b)	4,960,044	4,970,376
AthenaHealth Group, Inc.
First Lien Fourth Amendment Term Loan
6.981% (1 Month SOFR + 3.25%), due 2/16/32 (b)	9,647,806	9,567,411
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
5.731% (1 Month SOFR + 2.00%), due 6/12/31 (b)	796,445	794,620
Elanco Animal Health, Inc.
First Lien 2025 Refinancing Term Loan B
5.456% (1 Month SOFR + 1.75%), due 10/29/32 (b)	742,468	741,771
Journey Personal Care Corp.
First Lien Term Loan B
7.573% (3 Month SOFR + 3.75%), due 3/1/28 (b)	4,764,968	4,739,657
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
5.981% (1 Month SOFR + 2.25%), due 5/19/31 (b)	2,795,581	2,790,920
Select Medical Corp.
First Lien Tranche Term Loan B3
6.731% (1 Month SOFR + 3.00%), due 12/3/31 (b)	922,667	923,820
		27,650,822
High Tech Industries 3.6%
Altar Bidco, Inc.
First Lien Term Loan B
6.858% (1 Year SOFR + 3.35%), due 2/1/29 (b)	3,949,118	3,952,203
Central Parent LLC
First Lien 2024 Refinancing Term Loan
6.982% (3 Month SOFR + 3.25%), due 7/6/29 (b)	2,959,937	1,468,869
CompoSecure Holdings LLC
First Lien Initial Term Loan
5.918% (3 Month SOFR + 2.25%), due 1/14/33 (b)	4,428,571	4,414,732
Dayforce Bidco LLC
First Lien Initial Term Loan
6.823% (3 Month SOFR + 3.00%), due 2/4/33 (b)	6,166,667	5,731,571

	Principal Amount	Value
Loan Assignments
High Tech Industries
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.414% (3 Month SOFR + 2.75%), due 9/13/32 (b)	$ 4,448,850	$ 4,455,799
Javelin Buyer, Inc.
First Lien Term Loan
6.573% (3 Month SOFR + 2.75%), due 12/5/31 (b)	1,933,141	1,836,484
KnowBe4, Inc.
First Lien Term Loan
7.573% (3 Month SOFR + 3.75%), due 7/23/32 (b)	2,902,083	2,166,890
Modena Buyer LLC
First Lien Initial Term Loan
8.073% (3 Month SOFR + 4.25%), due 7/1/31 (b)	3,438,750	3,181,704
Neon Maple US Debt Mergersub, Inc.
First Lien Tranche Term Loan B1
6.231% (1 Month SOFR + 2.50%), due 11/17/31 (b)	3,540,156	3,447,227
Open Text Corp.
First Lien Term Loan B
5.481% (1 Month SOFR + 1.75%), due 1/31/30 (b)	1,137,428	1,125,343
Plusgrade, Inc.
First Lien 2025 Replacement Initial Term Loan
7.323% (3 Month SOFR + 3.50%), due 3/3/31 (b)	3,327,536	3,265,144
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
6.752% (1 Month SOFR + 3.00%, 3 Month SOFR + 3.00%), due 4/4/29 (b)	1,216,178	1,189,574
Shift4 Payments LLC
First Lien Amendment No. 3 Refinancing Term Loan
5.732% (3 Month SOFR + 2.00%), due 7/6/32 (b)	2,245,253	2,242,446
Sophos Holdings LLC
First Lien Dollar Tranche Term Loan
7.345% (1 Month SOFR + 3.50%), due 3/5/27 (b)	2,406,761	2,266,868
Star Parent, Inc.
First Lien Term Loan
7.732% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,551,473	4,563,798
Trans Union LLC
First Lien 2024 Refinancing Term Loan B9
5.481% (1 Month SOFR + 1.75%), due 6/24/31 (b)	2,487,374	2,480,118
		47,788,770
Hotel, Gaming & Leisure 1.6%
Bingo Holdings I LLC
First Lien Term Loan
8.482% (3 Month SOFR + 4.75%), due 6/30/32 (b)	3,095,448	3,088,263
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B
5.982% (3 Month SOFR + 2.25%), due 10/31/29 (b)	557,494	557,594
Flutter Financing BV (b)
First Lien 2024 Refinancing Term Loan B
5.482% (3 Month SOFR + 1.75%), due 12/2/30	2,925,000	2,894,837

	Principal Amount	Value
Loan Assignments
Hotel, Gaming & Leisure
Flutter Financing BV (b)
First Lien Third Amendment Term Loan B
5.732% (3 Month SOFR + 2.00%), due 6/4/32	$ 866,250	$ 861,649
Ontario Gaming GTA LP
First Lien Term Loan B
7.982% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,271,244	2,170,812
Pioneer OpCo LLC
First Lien Term Loan B
6.999% (1 Month SOFR + 3.25%), due 5/16/33 (b)	2,375,000	2,385,885
Tacala Investment Corp.
First Lien Term Loan B
6.731% (1 Month SOFR + 3.00%), due 1/31/31 (b)	4,529,260	4,528,553
Voyager Parent LLC
First Lien 2026 Refinancing Term Loan B
7.982% (3 Month SOFR + 4.25%), due 7/1/32 (b)	4,960,075	4,962,833
		21,450,426
Hotels, Motels, Inns & Gaming 2.2%
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
5.981% (1 Month SOFR + 2.25%), due 2/6/30	1,695,750	1,634,279
First Lien Term Loan B1
5.981% (1 Month SOFR + 2.25%), due 2/6/31	2,052,750	1,953,534
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B5
5.982% (3 Month SOFR + 2.25%), due 7/30/32 (b)	3,598,956	3,596,387
Light & Wonder International, Inc.
First Lien Term Loan B3
5.667% (1 Month SOFR + 2.00%), due 4/16/29 (b)	5,799,704	5,705,459
Oceankey US II Corp.
First Lien Initial Term Loan
7.231% (1 Month SOFR + 3.50%), due 12/15/28 (b)	2,467,866	2,372,236
Penn Entertainment, Inc.
First Lien Term Loan B
5.731% (1 Month SOFR + 2.00%), due 5/30/33 (b)	1,920,000	1,914,900
Travel + Leisure Co.
First Lien 2024 Incremental Term Loan
5.731% (1 Month SOFR + 2.00%), due 12/14/29 (b)	2,200,151	2,200,494
Whatabrands LLC (b)
First Lien 2024-2 Refinancing Term Loan B
6.231% (1 Month SOFR + 2.50%), due 8/3/28	6,373,959	6,372,430
First Lien Term Loan B
6.591% (1 Year SOFR + 3.00%), due 8/15/33	3,600,000	3,591,000
		29,340,719

	Principal Amount	Value
Loan Assignments
Insurance 4.2%
Acrisure LLC (b)
First Lien Term Loan B6
6.731% (1 Month SOFR + 3.00%), due 11/6/30	$ 4,237,323	$ 3,866,557
First Lien 2025 Refinancing Term Loan B
6.981% (1 Month SOFR + 3.25%), due 6/21/32	2,902,274	2,612,047
Alera Group, Inc.
First Lien 2026-1 New Term Loan
6.481% (1 Month SOFR + 2.75%), due 5/31/32 (b)	6,285,913	6,105,192
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
6.231% (1 Month SOFR + 2.50%), due 9/19/31 (b)	5,255,032	5,232,041
AmWINS Group, Inc.
First Lien 2026 Refinancing Term Loan
5.732% (3 Month SOFR + 2.00%), due 1/30/32 (b)	994,949	985,717
Asurion LLC (b)
First Lien New Term Loan B14
7.573% (3 Month SOFR + 3.75%), due 2/23/33	3,195,396	2,992,489
First Lien New Term Loan B12
8.073% (3 Month SOFR + 4.25%), due 9/19/30	4,566,414	4,449,400
First Lien New Term Loan B13
8.073% (3 Month SOFR + 4.25%), due 9/19/30	1,159,964	1,130,240
Second Lien New Term Loan B4
9.334% (3 Month SOFR + 5.25%), due 1/19/29	1,373,832	1,360,830
Broadstreet Partners Group LLC
First Lien 2024 Term Loan B
6.231% (1 Month SOFR + 2.50%), due 6/16/31 (b)	5,568,874	5,472,577
CRC Insurance Group LLC
First Lien Term Loan B
6.482% (3 Month SOFR + 2.75%), due 5/6/31 (b)	3,058,710	3,005,182
Goosehead Insurance Holdings LLC
First Lien Term Loan B
6.67% (1 Month SOFR + 3.00%), due 1/8/32 (b)	1,982,522	1,957,740
HUB International Ltd.
First Lien 2025 Incremental Term Loan
5.984% (3 Month SOFR + 2.25%), due 6/20/30 (b)	1,976,510	1,977,054
Liberty Co Insurance Brokers LLC (The)
First Lien Initial Term Loan
7.621% (6 Month SOFR + 3.75%), due 10/15/32 (b)	1,990,000	1,850,700
Ryan Specialty LLC
First Lien Term Loan B1
5.731% (1 Month SOFR + 2.00%), due 9/15/31 (b)	1,858,252	1,857,091
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
6.231% (1 Month SOFR + 2.50%), due 7/31/31 (b)	6,016,699	5,973,451
Trucordia Insurance Holdings LLC
First Lien Initial Term Loan
6.982% (3 Month SOFR + 3.25%), due 6/17/32 (b)	3,970,000	3,513,450

	Principal Amount	Value
Loan Assignments
Insurance
USI, Inc.
First Lien 2024 Term Loan D
5.982% (3 Month SOFR + 2.25%), due 11/21/29 (b)	$ 1,979,849	$ 1,977,065
		56,318,823
Leisure, Amusement, Motion Pictures & Entertainment 0.7%
Bombardier Recreational Products, Inc.
First Lien 2024 Extended Term Loan
5.981% (1 Month SOFR + 2.25%), due 1/22/31 (b)	4,082,717	4,082,081
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
5.981% (1 Month SOFR + 2.25%), due 4/1/31 (b)	2,852,223	2,853,113
TripAdvisor, Inc.
First Lien Initial Term Loan B
6.481% (1 Month SOFR + 2.75%), due 7/8/31 (b)	2,111,352	2,032,176
		8,967,370
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.232% (3 Month SOFR + 3.50%), due 2/3/33 (b)	2,515,784	2,522,073
Manufacturing 2.4%
ADI Global Distribution Funding LLC
First Lien Term Loan B
6.457% (1 Year SOFR + 2.75%), due 7/1/33 (b)	2,166,667	2,166,667
Belden, Inc.
First Lien Initial Term Loan
5.981% (1 Month SOFR + 2.25%), due 7/1/33 (b)	4,500,000	4,516,875
ESCO Technologies, Inc.
First Lien Term Loan B
5.592% (1 Year SOFR + 1.75%), due 6/1/33 (b)	3,000,000	2,992,500
FCG Acquisitions, Inc.
First Lien Initial Term Loan
6.981% (1 Month SOFR + 3.25%), due 3/4/33 (b)	4,033,044	4,050,689
Madison IAQ LLC
First Lien 2026 Repriced Term Loan
5.47% (6 Month SOFR + 1.75%), due 5/6/32 (b)	2,493,876	2,490,312
Pinnacle Buyer LLC
First Lien Initial Term Loan B
6.234% (3 Month SOFR + 2.50%), due 10/1/32 (b)	732,036	734,629
Pro Mach Group, Inc.
First Lien Amendment No. 8 Refinancing Term Loan
6.231% (1 Month SOFR + 2.50%), due 10/15/32 (b)	6,169,039	6,179,063
Skyshield US Bidco Ltd.
First Lien USD Facility Term Loan B
6.37% (6 Month SOFR + 2.50%), due 6/2/33 (b)	4,000,572	3,998,071

	Principal Amount	Value
Loan Assignments
Manufacturing
Sword Purchaser LLC
First Lien Initial Dollar Term Loan
7.731% (1 Month SOFR + 4.00%), due 4/11/33 (b)	$ 2,500,000	$ 2,402,083
Weber-Stephen Products LLC
First Lien Initial Term Loan B
7.475% (3 Month SOFR + 3.75%), due 10/1/32 (b)	2,493,750	2,469,331
		32,000,220
Media 1.1%
Apple Bidco LLC
First Lien Term Loan
6.231% (1 Month SOFR + 2.50%), due 9/23/31 (b)	2,945,051	2,950,940
COGECO Financing 2 LP
First Lien Term Loan B
6.345% (1 Month SOFR + 2.50%), due 9/1/28 (b)	3,937,355	3,546,081
Discovery Global Holdings, Inc.
First Lien Initial Dollar Term Loan
6.231% (1 Month SOFR + 2.50%), due 6/3/33 (b)	4,903,846	4,903,846
Radiate Holdco LLC
First Lien First Out Term Loan
7.345% (1.50% PIK) (1 Month SOFR + 3.50%), due 9/25/29 (b)(e)	1,294	1,143
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
6.967% (6 Month SOFR + 3.175%), due 3/31/31 (b)	3,166,667	2,653,667
		14,055,677
Mining, Steel, Iron & Non-Precious Metals 1.2%
American Rock Salt Co. LLC (b)
First Lien Initial Term Loan
7.994% (3 Month SOFR + 4.00%), due 6/9/28	3,318,807	3,069,897
First Lien First Out Term Loan
10.994% (3 Month SOFR + 7.00%), due 6/11/28	2,157,351	2,171,734
Arsenal AIC Parent LLC
First Lien 2025 Refinancing Term Loan B
6.481% (1 Month SOFR + 2.75%), due 8/19/30 (b)	1,476,797	1,480,950
GrafTech Global Enterprises, Inc. (b)
First Lien Delayed Draw Commitment Term Loan
9.733% (3 Month SOFR + 6.00%), due 12/21/29	1,826,770	1,753,699
First Lien Initial Term Loan
9.81% (3 Month SOFR + 6.00%), due 12/21/29	3,196,846	3,074,966
Zekelman Industries, Inc.
First Lien 2024 Term Loan
5.981% (1 Month SOFR + 2.25%), due 1/24/31 (b)	3,896,781	3,890,519
		15,441,765
Oil & Gas 1.5%
Compass Power Generation LLC
First Lien Term Loan B5
6.231% (1 Month SOFR + 2.50%), due 4/16/29 (b)	3,097,272	3,095,336

	Principal Amount	Value
Loan Assignments
Oil & Gas
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
7.232% (3 Month SOFR + 3.50%), due 6/22/29 (b)	$ 2,702,420	$ 2,709,176
EPZ T1 Finance Co. LLC
First Lien Initial Term Loan
5.991% (3 Month SOFR + 2.25%), due 7/14/33 (b)	2,057,143	2,054,572
Fleet US Bidco, Inc.
First Lien Term Loan B2
6.499% (1 Month SOFR + 2.75%), due 2/21/31 (b)	5,888,225	5,888,225
GIP Pilot Acquisition Partners LP
First Lien Term Loan B
5.641% (3 Month SOFR + 2.00%), due 5/19/33 (b)	2,707,056	2,703,672
NGL Energy Operating LLC
First Lien Initial Term Loan
7.176% (1 Month SOFR + 3.50%), due 3/11/33 (b)	831,250	835,147
Prairie Acquiror LP
First Lien Term Loan B5
6.981% (1 Month SOFR + 3.25%), due 8/1/29 (b)	3,169,596	3,185,444
		20,471,572
Packaging 0.4%
Berlin Packaging LLC
First Lien 2025 Replacement Term Loan 6.982% - 6.984%
(3 Month SOFR + 3.25%), due 6/9/31 (b)	6,036,403	6,006,221
Personal & Nondurable Consumer Products 1.5%
ABG Intermediate Holdings 2 LLC (b)
First Lien Term Loan B1
5.981% (1 Month SOFR + 2.25%), due 12/21/28	6,826,567	6,833,393
First Lien 2025 Delayed Draw Term Loan
5.981% (1 Month SOFR + 2.25%), due 2/13/32	1,580,000	1,579,259
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
6.732% (3 Month SOFR + 3.00%), due 1/16/32 (b)	3,350,551	3,345,317
Leslie's Poolmart, Inc.
First Lien Term Loan B
6.595% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,978,813	760,195
Prestige Brands, Inc.
First Lien Term Loan B
5.731% (1 Month SOFR + 2.00%), due 6/13/33 (b)	3,075,000	3,083,456
Stonepeak Motion Finco LLC
First Lien Term Loan B
6.342% (1 Year SOFR + 2.50%), due 6/24/33 (b)	5,000,000	4,995,835
		20,597,455

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products (Manufacturing Only) 0.8%
SRAM LLC
First Lien Initial Term Loan
5.731% (1 Month SOFR + 2.00%), due 2/27/32 (b)	$ 4,352,447	$ 4,352,447
Varsity Brands, Inc.
First Lien 2026 Replacement Term Loan
6.484% (3 Month SOFR + 2.75%), due 8/26/31 (b)	6,094,217	6,094,217
		10,446,664
Personal, Food & Miscellaneous Services 0.6%
IRB Holding Corp.
First Lien 2025 Replacement Term Loan B
6.231% (1 Month SOFR + 2.50%), due 12/16/30 (b)	5,641,757	5,651,551
KFC Holding Co.
First Lien 2021 Term Loan B
5.534% (1 Month SOFR + 1.75%), due 3/15/28 (b)	2,100,688	2,103,314
		7,754,865
Pharmaceuticals 0.3%
Padagis LLC
First Lien Term Loan B
8.742% (3 Month SOFR + 4.75%), due 7/6/28 (b)	3,924,409	3,757,621
Retail 1.1%
Chewy, Inc.
First Lien Initial Term Loan
5.446% (3 Month SOFR + 1.75%), due 6/23/33 (b)	5,000,000	4,987,500
Great Outdoors Group LLC
First Lien Term Loan B
6.981% (1 Month SOFR + 3.25%), due 1/23/32 (b)	5,880,367	5,901,367
Peer Holding III BV (b)
First Lien Facility Term Loan B8
5.982% (3 Month SOFR + 2.25%), due 9/29/32	1,496,250	1,495,783
First Lien Facility Term Loan B5B
6.232% (3 Month SOFR + 2.50%), due 7/1/31	1,987,393	1,991,119
		14,375,769
Retail Store 0.9%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
5.981% (1 Month SOFR + 2.25%), due 6/11/31 (b)	5,159,627	5,153,177
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
6.981% (1 Month SOFR + 3.25%), due 10/19/29 (b)	6,204,478	6,192,200
		11,345,377

	Principal Amount	Value
Loan Assignments
Services: Business 6.8%
Arcwood Environmental, Inc.
First Lien Initial Term Loan
6.823% (3 Month SOFR + 3.00%), due 4/1/33 (b)	$ 1,833,333	$ 1,840,208
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.481% (1 Month SOFR + 2.75%), due 9/13/32 (b)	3,878,031	3,893,380
Bella Holding Co. LLC
First Lien Initial Term Loan
6.981% (1 Month SOFR + 3.25%), due 6/16/33 (b)	4,000,000	3,995,000
Brown Group Holding LLC
First Lien Incremental Term Loan B2 6.166% - 6.323%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/1/31 (b)	2,672,946	2,677,957
CHG Healthcare Services, Inc.
First Lien Amendment No. 8 Refinancing Term Loan
6.823% (3 Month SOFR + 3.00%), due 9/29/31 (b)	3,916,656	3,910,201
ConnectWise LLC
First Lien Initial Term Loan
7.494% (3 Month SOFR + 3.50%), due 9/29/28 (b)	3,829,795	3,584,048
DXP Enterprises, Inc.
First Lien Initial Term Loan
6.981% (1 Month SOFR + 3.25%), due 10/11/30 (b)	744,375	747,166
Emma Buyer LLC
First Lien Term Loan
7.159% (1 Year SOFR + 3.50%), due 7/14/33 (b)	1,510,172	1,507,341
Examworks Bidco, Inc.
First Lien 2026 Incremental Term Loan
6.231% (1 Month SOFR + 2.50%), due 2/7/33 (b)	5,918,331	5,936,300
Gaia Purchaser, Inc.
First Lien 2026 Term Loan B
7.836% (1 Year SOFR + 4.00%), due 6/23/33 (b)	2,000,000	1,995,834
Grant Thornton Advisors LLC
First Lien 2025 Incremental Term Loan
6.481% (1 Month SOFR + 2.75%), due 6/2/31 (b)	5,037,456	4,722,615
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
5.732% (3 Month SOFR + 2.00%), due 7/3/28 (b)	751,496	752,226
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.082% (3 Month SOFR + 4.25%), due 8/21/28 (b)	4,577,000	4,439,690
Maximus, Inc.
First Lien Tranche Term Loan B
5.731% (1 Month SOFR + 2.00%), due 5/30/31 (b)	2,870,228	2,863,053
Mitchell International, Inc.
First Lien Initial Term Loan
6.731% (1 Month SOFR + 3.00%), due 6/17/31 (b)	4,912,812	4,769,265
Orion US Finco, Inc.
First Lien Initial Term Loan
7.263% (3 Month SOFR + 3.50%), due 10/8/32 (b)	4,987,500	5,002,642

	Principal Amount	Value
Loan Assignments
Services: Business
Osaic Holdings, Inc.
First Lien Term Loan B1
6.232% (3 Month SOFR + 2.50%), due 7/30/32 (b)	$ 2,990,000	$ 2,969,818
Ovg Business Services LLC
First Lien Initial Term Loan
6.731% (1 Month SOFR + 3.00%), due 6/25/31 (b)	2,333,437	2,337,813
PAREXEL International Corp.
First Lien Seventh Amendment Term Loan
6.231% (1 Month SOFR + 2.50%), due 12/12/31 (b)	5,914,335	5,924,685
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.232% (3 Month SOFR + 3.50%), due 10/2/31 (b)	2,271,250	1,771,575
PRA Health Sciences, Inc.
First Lien Term Loan B
5.732% (3 Month SOFR + 2.00%), due 7/3/28 (b)	187,236	187,418
Project Boost Purchaser LLC
First Lien Initial Term Loan
6.482% (3 Month SOFR + 2.75%), due 7/16/31 (b)	5,712,196	5,581,889
Prometric Holdings, Inc.
First Lien Initial Term Loan
7.481% (1 Month SOFR + 3.75%), due 6/25/32 (b)	3,428,497	3,426,659
Pye-Barker Fire & Safety LLC (b)
First Lien Closing Date Term Loan
6.232% (3 Month SOFR + 2.50%), due 12/16/32	1,450,000	1,454,920
First Lien Initial Delayed Draw Term Loan
6.232% (3 Month SOFR + 2.50%), due 12/16/32	34,000	34,115
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.731% (1 Month SOFR + 3.00%), due 11/19/31 (b)	4,533,502	4,502,075
Ryan LLC
First Lien 2025 Refinancing Term Loan
7.231% (1 Month SOFR + 3.50%), due 11/5/32 (b)	4,836,252	4,838,671
Vestis Corp.
First Lien Term Loan B1
5.916% (3 Month SOFR + 2.25%), due 2/24/31 (b)	2,149,875	2,126,585
WMB Holdings, Inc.
First Lien USD Tranche Term Loan B
5.731% (1 Month SOFR + 2.00%), due 11/5/29 (b)	2,220,997	2,218,221
		90,011,370
Services: Consumer 1.3%
Aggreko Holdings, Inc.
First Lien 2025 Amended US Dollar Term Loan
6.632% (3 Month SOFR + 3.00%), due 5/21/31 (b)	1,989,950	1,995,754
AI Aqua Merger Sub, Inc.
First Lien USD Initial Term Loan B
6.152% (1 Month SOFR + 2.50%), due 7/5/33 (b)	6,500,000	6,501,014

	Principal Amount	Value
Loan Assignments
Services: Consumer
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.916% (3 Month SOFR + 5.25%), due 11/3/32 (b)	$ 2,985,000	$ 2,932,763
Ping Identity Holding Corp.
First Lien Initial Term Loan
6.426% (1 Month SOFR + 2.75%), due 11/15/32 (b)	3,823,750	3,747,275
Planet US Buyer LLC
First Lien Term Loan
6.656% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,452,457	2,462,093
		17,638,899
Software 5.0%
Cloud Software Group LLC (b)
First Lien Incremental Term Loan B
6.982% (3 Month SOFR + 3.25%), due 3/21/31	2,222,832	2,010,620
First Lien Initial Dollar Term Loan B
6.982% (3 Month SOFR + 3.25%), due 8/16/32	3,876,660	3,457,981
Cotiviti, Inc. (b)
First Lien New Term Loan B
6.456% (1 Month SOFR + 2.75%), due 5/1/31	2,202,523	2,063,030
First Lien Amendment No. 2 Term Loan
6.456% (1 Month SOFR + 2.75%), due 3/26/32	2,720,019	2,534,152
Delta Topco, Inc.
First Lien Fourth Amendment Refinancing Term Loan
6.402% (3 Month SOFR + 2.75%), due 11/30/29 (b)	4,627,641	4,419,397
Disco Parent, Inc.
First Lien Term Loan
6.666% (3 Month SOFR + 3.00%), due 8/6/32 (b)	1,791,000	1,759,658
DS Admiral Bidco LLC
First Lien Initial Term Loan
7.982% (3 Month SOFR + 4.25%), due 6/26/31 (b)	3,594,239	3,408,535
ECI Macola/Max Holding LLC
First Lien 2025 Repricing Term Loan
6.482% (3 Month SOFR + 2.75%), due 5/9/30 (b)	3,310,524	3,149,964
Ellucian Holdings, Inc.
First Lien Term Loan B1
6.231% (1 Month SOFR + 2.50%), due 10/9/29 (b)	4,228,458	4,061,083
Gen Digital, Inc.
First Lien Term Loan B
5.481% (1 Month SOFR + 1.75%), due 9/12/29 (b)	3,213,771	3,185,075
Isolved, Inc.
First Lien Term Loan B3
6.481% (1 Month SOFR + 2.75%), due 10/14/30 (b)	2,320,074	2,183,770
McAfee Corp.
First Lien Tranche Term Loan B1
6.731% (1 Month SOFR + 3.00%), due 3/1/29 (b)	6,804,479	6,130,414

	Principal Amount	Value
Loan Assignments
Software
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
8.673% (3 Month SOFR + 4.75%), due 5/2/29 (b)	$ 1,906,725	$ 565,662
OPAL US LLC
First Lien Facility Term Loan B6
6.232% (3 Month SOFR + 2.50%), due 4/28/32 (b)	6,947,587	6,959,169
Sovos Compliance LLC
First Lien Amendment No. 3 Replacement Term Loan
6.981% (1 Month SOFR + 3.25%), due 8/13/29 (b)	2,858,798	2,735,513
Starlight Parent LLC
First Lien Initial Term Loan
7.67% (3 Month SOFR + 4.00%), due 4/16/32 (b)	5,210,625	4,038,234
UKG, Inc.
First Lien Initial Term Loan
6.073% (3 Month SOFR + 2.25%), due 2/10/31 (b)	7,207,302	6,909,100
Vision Solutions, Inc.
First Lien New Term Loan B
8.084% (3 Month SOFR + 4.00%), due 4/24/28 (b)	2,668,644	2,142,921
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
6.073% (3 Month SOFR + 2.25%), due 4/14/31 (b)	5,007,302	4,813,269
		66,527,547
Telecommunications 1.5%
CSC Holdings LLC
First Lien Term Loan B5
8.25% (PRIME + 1.50%), due 4/15/27 (b)	4,271,328	2,693,072
Cushman & Wakefield US Borrower LLC
First Lien Amendment No. 14 Term Loan
5.981% (1 Month SOFR + 2.25%), due 6/13/33 (b)	176,562	176,673
Indy US Holdco LLC
First Lien Thirteenth Amendment Refinancing Term Loan
5.981% (1 Month SOFR + 2.25%), due 10/31/30 (b)	8,803,974	8,627,895
Level 3 Financing, Inc.
First Lien Term Loan B5
6.481% (1 Month SOFR + 2.75%), due 3/29/32 (b)	2,400,000	2,406,900
WS Audiology A/S
First Lien Facility Term Loan B11 6.984% - 7.022%
(3 Month SOFR + 3.25%, 6 Month SOFR + 3.25%), due 2/27/32 (b)	2,977,538	2,981,260
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan
6.845% (0.50% PIK) (1 Month SOFR + 3.00%), due 3/11/30 (b)(e)	2,671,978	2,663,293
		19,549,093
Utilities 0.7%
Astoria Energy LLC
First Lien Advance Term Loan B 5.981% - 5.982%
(1 Month SOFR + 2.25%, 3 Month SOFR + 2.25%), due 6/23/32 (b)	2,327,083	2,327,665

	Principal Amount	Value
Loan Assignments
Utilities
Hamilton Projects Acquiror LLC
First Lien Initial Term Loan
6.231% (1 Month SOFR + 2.50%), due 5/30/31 (b)	$ 2,406,696	$ 2,409,329
Pathfinder Power LLC
First Lien Term Loan B
5.707% (1 Year SOFR + 2.00%), due 6/22/33 (b)	4,666,667	4,655,000
		9,391,994
Total Loan Assignments (Cost $1,206,281,673)		1,175,731,867
Total Long-Term Bonds (Cost $1,330,710,059)		1,297,123,517

	Shares

Affiliated Investment Company 0.5%
Fixed Income Fund 0.5%
NYLIM MacKay High Yield Corporate Bond Fund Class I	1,299,065	6,642,120
Total Affiliated Investment Company (Cost $7,308,299)		6,642,120
Common Stocks 0.2%
Commercial Services & Supplies 0.0% ‡
Multi-Color Corp. (f)	596	470,840
Containers & Packaging 0.0% ‡
Labels Buyer LLC (f)(g)	916	75,112
Diversified Telecommunication Services 0.0% ‡
Altice France SA (f)(g)	15,948	305,741
Hotels, Restaurants & Leisure 0.1%
Aimbridge Acquisition Co., Inc. (f)(g)	28,438	1,393,462
Machinery 0.0% ‡
Ameriforge Group, Inc. (f)(g)	60,753	2,430
Technology Hardware, Storage & Peripherals 0.1%
Diebold Nixdorf, Inc. (f)	11,878	874,102
Total Common Stocks (Cost $5,070,903)		3,121,687

	Number of Warrants	Value

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (f)(g)(h)	26	$ 0
Containers & Packaging 0.0% ‡
Labels Buyer LLC
Expires 4/29/33 (f)(g)	488	976
Total Warrants (Cost $976)		976

	Principal Amount

Short-Term Investments 5.8%
U.S. Treasury Debt 5.8%
U.S. Treasury Bills (i)
3.643%, due 9/8/26	$ 105,000	104,619
3.667%, due 9/22/26	12,591,000	12,526,583
3.698%, due 10/13/26	7,947,000	7,889,677
3.74%, due 10/15/26	3,050,000	3,027,227
3.773%, due 11/10/26	5,217,000	5,163,824
3.788%, due 11/27/26	5,990,000	5,917,411
3.796%, due 10/20/26	20,332,000	20,170,180
3.812%, due 10/27/26	8,307,000	8,235,204
3.865%, due 11/24/26	14,175,000	14,007,110
Total Short-Term Investments (Cost $77,019,568)		77,041,835
Total Investments (Cost $1,420,109,805)	104.3%	1,383,930,135
Other Assets, Less Liabilities	(4.3)	(56,991,692)
Net Assets	100.0%	$ 1,326,938,443

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2026.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(f)	Non-income producing security.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	Less than $1.
(i)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM MacKay High Yield Corporate Bond Fund Class I	$ 6,775	$ —	$ —	$ —	$ (133)	$ 6,642	$ 306	$ —	1,299

Abbreviation(s):
CLO—Collateralized Loan Obligation
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 31,319,278	$ —	$ 31,319,278
Corporate Bonds	—	90,072,372	—	90,072,372
Loan Assignments	—	1,175,731,867	—	1,175,731,867
Total Long-Term Bonds	—	1,297,123,517	—	1,297,123,517
Affiliated Investment Company
Fixed Income Fund	6,642,120	—	—	6,642,120
Common Stocks	874,102	470,840	1,776,745	3,121,687
Warrants	—	—	976	976
Short-Term Investments
U.S. Treasury Debt	—	77,041,835	—	77,041,835
Total Investments in Securities	$ 7,516,222	$ 1,374,636,192	$ 1,777,721	$ 1,383,930,135

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM Growth Allocation Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.2%
Equity Funds 76.1%
NYLIM Candriam Emerging Markets Equity Fund Class R6 (a)	1,951,075	$ 31,327,052
NYLIM Candriam International Equity ETF (a)	1,177,440	45,115,144
NYLIM Candriam U.S. Large Cap Equity ETF (a)	980,626	60,138,949
NYLIM Candriam U.S. Mid Cap Equity ETF (a)	1,943,010	76,157,831
NYLIM Epoch Capital Growth Fund Class I (a)	188,970	3,154,685
NYLIM Epoch International Choice Fund Class I (a)	749,286	42,088,944
NYLIM Epoch U.S. Equity Yield Fund Class R6 (a)	1,335,899	35,138,410
NYLIM Fiera SMID Growth Fund Class R6 (a)	734,282	13,254,533
NYLIM FTSE International Equity Currency Neutral ETF	516,042	19,284,490
NYLIM PineStone International Equity Fund Class R6	231,627	4,339,901
NYLIM PineStone U.S. Equity Fund Class R6 (a)	657,013	13,728,546
NYLIM S&P 500 Index Fund Class I (a)	550,127	44,993,214
NYLIM U.S. Large Cap R&D Leaders ETF (a)	1,708,446	76,850,685
NYLIM Winslow Large Cap Growth ETF (a)	532,827	29,108,712
NYLIM WMC Enduring Capital Fund Class R6 (a)	356,056	13,699,052
NYLIM WMC Growth Fund Class R6 (a)	892,891	50,565,049
NYLIM WMC International Research Equity Fund Class I (a)	3,164,197	37,152,099
NYLIM WMC Small Companies Fund Class I (a)	1,262,683	47,802,900
NYLIM WMC Value Fund Class R6 (a)	964,440	36,863,884
Total Equity Funds (Cost $455,344,410)		680,764,080
Fixed Income Funds 14.1%
NYLIM Floating Rate Fund Class R6 (a)	5,327,184	45,376,950
NYLIM Investment Grade CLO ETF (a)	180,019	4,524,778
NYLIM MacKay Core Plus Bond ETF	429,054	8,836,367
NYLIM MacKay High Income ETF (a)	873,528	22,392,890
NYLIM MacKay High Yield Corporate Bond Fund Class R6	4,431,443	22,571,111
NYLIM MacKay Securitized Income ETF	274,603	6,851,894
NYLIM MacKay Total Return Bond Fund Class R6	987,133	8,866,133
NYLIM MacKay U.S. Infrastructure Bond Fund Class R6	916,556	6,884,895
Total Fixed Income Funds (Cost $126,725,085)		126,305,018
Total Affiliated Investment Companies (Cost $582,069,495)		807,069,098
Short-Term Investment 9.5%
Affiliated Investment Company 9.5%
NYLIM U.S. Government Liquidity Fund, 3.585% (a)(b)	84,691,396	84,691,396
Total Short-Term Investment (Cost $84,691,396)	9.5%	84,691,396
Total Investments (Cost $666,760,891)	99.7%	891,760,494
Other Assets, Less Liabilities	0.3	2,496,632
Net Assets	100.0%	$ 894,257,126

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM Candriam Emerging Markets Debt Fund Class I	$ 17,205	$ 210	$ (17,394)	$ 801	$ (822)	$ —	$ 209	$ —	—
NYLIM Candriam Emerging Markets Equity Fund Class R6	30,572	2,115	(6,610)	2,078	3,172	31,327	386	1,251	1,951
NYLIM Candriam International Equity ETF	30,715	11,363	(583)	35	3,585	45,115	955	—	1,177
NYLIM Candriam U.S. Large Cap Equity ETF	49,757	11,463	(8,053)	3,574	3,398	60,139	402	—	981
NYLIM Candriam U.S. Mid Cap Equity ETF	47,006	22,464	(1,830)	144	8,374	76,158	508	—	1,943
NYLIM Epoch Capital Growth Fund Class I	3,010	235	(91)	7	(6)	3,155	13	222	189
NYLIM Epoch International Choice Fund Class I	34,163	1,414	(178)	13	6,677	42,089	704	—	749
NYLIM Epoch U.S. Equity Yield Fund Class R6	48,101	2,852	(20,613)	5,849	(1,051)	35,138	612	2,241	1,336
NYLIM Fiera SMID Growth Fund Class R6	47,433	2,101	(35,435)	2,917	(3,761)	13,255	—	1,164	734
NYLIM Floating Rate Fund Class R6	42,443	7,568	(3,518)	(195)	(921)	45,377	2,245	—	5,327
NYLIM FTSE International Equity Currency Neutral ETF	17,345	—	(877)	414	2,402	19,284	551	—	516
NYLIM Investment Grade CLO ETF	—	4,532	—	—	(7)	4,525	27	—	180
NYLIM MacKay Core Plus Bond ETF	7,122	2,494	(461)	(7)	(312)	8,836	365	—	429
NYLIM MacKay High Income ETF	12,753	11,580	(1,242)	(26)	(672)	22,393	1,057	132	874
NYLIM MacKay High Yield Corporate Bond Fund Class R6	12,732	11,816	(1,502)	(23)	(452)	22,571	943	—	4,431
NYLIM MacKay Securitized Income ETF	5,537	2,019	(391)	(5)	(308)	6,852	279	47	275
NYLIM MacKay Total Return Bond Fund Class R6	7,138	2,593	(576)	(4)	(285)	8,866	305	—	987
NYLIM MacKay U.S. Infrastructure Bond Fund Class R6	5,526	2,005	(447)	(1)	(198)	6,885	218	—	917
NYLIM PineStone International Equity Fund Class R6	23,105	501	(19,698)	3,795	(3,363)	4,340	211	80	232
NYLIM PineStone U.S. Equity Fund Class R6	47,200	577	(33,987)	5,923	(5,984)	13,729	234	342	657
NYLIM S&P 500 Index Fund Class I	—	41,277	(345)	16	4,045	44,993	—	—	550
NYLIM U.S. Government Liquidity Fund	89,999	167,400	(172,708)	—	—	84,691	2,314	—	84,691
NYLIM U.S. Large Cap R&D Leaders ETF	—	75,501	(4,906)	(79)	6,335	76,851	108	—	1,708
NYLIM Winslow Large Cap Growth ETF	50,586	4,976	(24,177)	1,241	(3,517)	29,109	1	—	533
NYLIM WMC Enduring Capital Fund Class R6	45,236	1,892	(33,730)	3,621	(3,320)	13,699	299	1,593	356
NYLIM WMC Growth Fund Class R6	49,479	11,457	(6,902)	(123)	(3,346)	50,565	—	1,670	893
NYLIM WMC International Research Equity Fund Class I	34,858	4,971	(7,812)	1,015	4,120	37,152	982	—	3,164
NYLIM WMC Small Companies Fund Class I	46,260	84	(12,964)	3,630	10,792	47,802	84	—	1,263
NYLIM WMC Value Fund Class R6	47,700	3,241	(18,353)	2,643	1,633	36,864	710	2,530	964
	$852,981	$410,701	$(435,383)	$37,253	$26,208	$891,760	$14,722	$11,272

Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF minus 2.00%	12/1/26	Daily	(13,245)	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	19,855	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.55%	12/1/26	Daily	4,613	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	4,028	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.42%	4/8/27	Daily	6,451	—
Citibank NA	S&P 500 Energy Sector Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	6,000	—
Citibank NA	S&P 500 Financials Sector Total Return Index	1 day FEDF plus 1.05%	12/1/26	Daily	8,031	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	29,872	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	18,022	—
						$ —

1.	As of July 31, 2026, cash in the amount of $4,311,850 was pledged to brokers for OTC swap contracts.
2.	Fund receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2026.

Abbreviation(s):
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 680,764,080	$ —	$ —	$ 680,764,080
Fixed Income Funds	126,305,018	—	—	126,305,018
Total Affiliated Investment Companies	807,069,098	—	—	807,069,098
Short-Term Investment
Affiliated Investment Company	84,691,396	—	—	84,691,396
Total Investments in Securities	891,760,494	—	—	891,760,494
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 891,760,494	$ —	$ —	$ 891,760,494

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM MacKay Arizona Muni Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.1%
Long-Term Municipal Bonds 97.8%
Education 8.5%
Arizona Board of Regents, Arizona State University SPEED, Revenue Bonds
Series A, Insured: BAM
3.125%, due 8/1/39	$ 1,000,000	$ 877,042
Series B
5.00%, due 8/1/46	1,230,000	1,290,289
Arizona Industrial Development Authority, Academies of Math & Science Projects, Revenue Bonds (a)
Series A
5.00%, due 7/1/36	475,000	481,824
Series A
5.25%, due 7/1/46	750,000	739,855
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/38	1,065,000	1,035,158
Series A
5.00%, due 11/1/28	1,000,000	1,033,978
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds
5.00%, due 7/1/49 (a)	175,000	145,836
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
3.75%, due 12/15/29 (a)	290,000	285,959
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
4.00%, due 7/1/46 (b)	1,500,000	1,434,703
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/36	1,010,000	1,011,626
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Insured: SD CRED PROG
4.00%, due 7/1/33	700,000	697,525
Student & Academic Services LLC, Northern Arizona Capital Facilities Finance Corp., Revenue Bonds
Insured: BAM
5.00%, due 6/1/43	2,050,000	2,149,240
		11,183,035
General 2.0%
Buckeye Jackrabbit Trail Sanitary Sewer Improvement District, Special Assessment
6.25%, due 1/1/29	74,000	74,882
City of Goodyear, McDowell Road Commercial Corridor Improvement District, Special Assessment
Insured: BAM
3.25%, due 1/1/27	670,000	671,320
City of Tempe, Pier at Town Lake Improvement District, Special Assessment
5.00%, due 1/1/29	770,000	771,295
Estrella Mountain Ranch Community Facilities District, Montecito Assessment District No. 4, Special Assessment
4.60%, due 7/1/35	665,000	660,223
5.05%, due 7/1/40	420,000	418,790
		2,596,510

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation 26.6%
Apache County School District No. 10 Round Valley, Round Valley Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/29	$ 350,000	$ 366,091
Series B
5.00%, due 7/1/30	275,000	290,304
Series B
5.00%, due 7/1/31	275,000	292,542
Series B
5.00%, due 7/1/32	250,000	266,970
Series B
5.00%, due 7/1/33	250,000	268,883
City of Buckeye, Unlimited General Obligation
5.00%, due 7/1/38	1,000,000	1,101,113
5.00%, due 7/1/41	1,085,000	1,172,926
City of Glendale, Unlimited General Obligation
5.00%, due 7/1/41	1,250,000	1,348,253
City of Goodyear, Unlimited General Obligation
3.00%, due 7/1/40	1,000,000	847,208
City of Lake Havasu City, Wastewater System, Limited General Obligation, Senior Lien
5.00%, due 7/1/42	1,000,000	1,076,787
City of Mesa, Unlimited General Obligation
5.00%, due 7/1/43	1,500,000	1,600,517
City of Peoria, Unlimited General Obligation
2.00%, due 7/15/36	3,235,000	2,615,481
2.00%, due 7/15/39	2,000,000	1,476,788
City of Tempe, Unlimited General Obligation
Series A
5.00%, due 7/1/32	750,000	829,826
Series A
5.00%, due 7/1/35	1,750,000	1,979,480
5.00%, due 7/1/44	1,750,000	1,862,942
Series A
5.00%, due 7/1/45	1,500,000	1,605,443
Coconino County Unified School District No. 1 Flagstaff, Project of 2022, Unlimited General Obligation
Series C
5.00%, due 7/1/38	1,185,000	1,304,617
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,238,143	883,724
(zero coupon), due 11/1/51	948,823	693,827
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
5.625%, due 7/1/27	249,335	254,315
Estrella Mountain Ranch Community Facilities District, Unlimited General Obligation
Insured: AG
5.00%, due 7/15/32	155,000	157,536
Goodyear Community Facilities Utilities District No. 1, Limited General Obligation
4.00%, due 7/15/28	500,000	500,260

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Maricopa County Special Health Care District, Maricopa Integrated Health System, Unlimited General Obligation
Series C
5.00%, due 7/1/32	$ 1,500,000	$ 1,551,017
Series C
5.00%, due 7/1/34	1,500,000	1,546,770
Maricopa County Unified School District No. 48, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 7/1/34	1,500,000	1,428,689
Maricopa County Union High School District No. 210, Phoenix, Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/32	1,500,000	1,655,379
Maricopa County Union High School District No. 216, Agua Fria, Project of 2023 and 2024, Unlimited General Obligation
5.00%, due 7/1/44	1,000,000	1,063,842
Mystic Lake Pleasant Heights Community Facilities District, Unlimited General Obligation
Insured: BAM
3.00%, due 7/15/28	200,000	199,471
Pima County Unified School District No. 1, Tucson, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 7/1/42	1,100,000	1,172,395
Pima County Unified School District No. 1, Tucson Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/34	1,000,000	1,118,124
Series B
5.00%, due 7/1/35	1,100,000	1,237,911
Series B
5.00%, due 7/1/38	1,100,000	1,206,839
		34,976,270
Hospital 7.6%
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds
Series A, Insured: BAM
3.00%, due 2/1/45	1,000,000	801,506
Industrial Development Authority of the City of Phoenix Arizona (The), Mayo/Brooks Rehabilitation Facility, Revenue Bonds
Series A
5.00%, due 10/31/44	2,000,000	2,095,742
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series F
4.00%, due 1/1/45	750,000	689,898
Series A
5.00%, due 1/1/32	1,520,000	1,533,467
Series A
5.00%, due 1/1/34	2,000,000	2,191,641
Maricopa County Industrial Development Authority, HonorHealth Obligated Group, Revenue Bonds
Series D
5.00%, due 12/1/45	1,000,000	1,032,285

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Yuma Industrial Development Authority, Regional Medical Center, Revenue Bonds
Series A, Insured: AG-CR
5.00%, due 8/1/39	$ 1,530,000	$ 1,627,215
		9,971,754
Other Revenue 45.1%
Arizona Industrial Development Authority, Revenue Bonds
Insured: FNMA
2.12%, due 7/1/37	4,516,706	3,573,249
Series 2, Class A
3.625%, due 5/20/33	424,464	420,163
Arizona Industrial Development Authority, Copper World LLC Project, Revenue Bonds
Series A
4.50%, due 7/1/46 (a)(b)(c)	1,000,000	997,516
Arizona Industrial Development Authority, Ironwood Ranch Apartments LP, Revenue Bonds
5.00%, due 2/1/58 (c)	2,000,000	2,002,788
Arizona Industrial Development Authority, Senior Living Project, Revenue Bonds, Second Tier
Series B
5.125%, due 1/1/59	3,163,712	2,436,650
Arizona Industrial Development Authority, Single Family Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/40	1,000,000	1,005,202
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/55	1,000,000	1,090,428
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series E
5.00%, due 7/1/29	1,250,000	1,290,275
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (b)(c)
4.00%, due 6/1/49	2,205,000	2,222,659
Series 2
5.00%, due 9/1/52	2,000,000	2,019,239
City of Cottonwood, Pledged, Revenue Bonds
Insured: AG
5.00%, due 7/1/30	500,000	500,680
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/1/36	1,000,000	1,122,013
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/35 (b)	1,000,000	1,024,488
City of Yuma, Pledged, Revenue Bonds
Series A
5.00%, due 7/1/42	1,000,000	1,069,811
County of Pinal, Revenue Bonds
Insured: BAM
5.00%, due 8/1/43	1,000,000	1,069,118
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series A-1
5.50%, due 11/1/53 (c)	950,000	1,003,752

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	$ 187,455	$ 185,302
Industrial Development Authority of the City of Phoenix Arizona (The), Broadway Farms at Hurley Station Phase I Project, Revenue Bonds
3.10%, due 2/1/59 (c)	2,500,000	2,498,413
Industrial Development Authority of the City of Phoenix Arizona (The), Broadway Farms at Hurley Station Phase II Project, Revenue Bonds
3.00%, due 2/1/60 (c)	1,770,000	1,754,599
Industrial Development Authority of the County of Pima (The), Revenue Bonds
Series D-1, Insured: GNMA
5.50%, due 7/1/55	1,900,000	2,030,084
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA
6.00%, due 9/1/56	985,000	1,079,383
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	1,820,000	2,001,496
Series A, Insured: GNMA
6.50%, due 3/1/55	955,000	1,053,220
Maricopa County & Phoenix Industrial Development Authorities, Single Family Mortgage, Revenue Bonds
Series A, Insured: GNMA
5.75%, due 3/1/56	1,475,000	1,594,516
Maricopa County Industrial Development Authority, Verrado Marketplace Project, Revenue Bonds
4.375%, due 5/1/33 (a)	1,370,000	1,333,910
Maricopa County Pollution Control Corp., El Paso Electric Co. Palo Verde Project, Revenue Bonds
Series A
4.50%, due 8/1/42	1,000,000	959,402
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,600,000	1,643,100
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
4.22%, due 11/20/42 (c)	1,336,709	1,268,556
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds
Series A
5.50%, due 10/1/33 (a)(b)(d)	1,500,000	1,572,147
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,248,000	1,219,924
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	547,000	542,048
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/44	2,000,000	2,137,185
Salt Verde Financial Corp., Revenue Bonds
Series 1
5.25%, due 12/1/28	3,000,000	3,109,124

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
State of Arizona, State of Arizona Department of Revenue, Revenue Bonds
Series B, Insured: BHAC-CR
5.50%, due 7/1/27	$ 2,000,000	$ 2,051,908
Tempe Industrial Development Authority, Friendship Village of Tempe Project, Revenue Bonds
Series B-2
3.50%, due 12/1/30	1,000,000	989,206
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/31	1,000,000	1,052,898
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	800,000	787,778
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (c)	2,350,000	2,466,302
Tucson Industrial Development Authority, Revenue Bonds
Series A-1, Insured: GNMA
5.50%, due 1/1/56	1,980,000	2,121,680
Tucson Industrial Development Authority, Lariat Village Project, Revenue Bonds
Series B
3.05%, due 10/1/44 (c)	1,000,000	997,005
		59,297,217
Transportation 0.1%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series A
5.00%, due 10/1/34 (b)	100,000	105,651
Utility 2.4%
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	3,465,000	3,129,893
Water & Sewer 5.5%
City of Bullhead, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/27	250,000	253,920
5.00%, due 7/1/29	170,000	176,781
5.00%, due 7/1/31	175,000	184,730
5.00%, due 7/1/33	160,000	170,090
5.00%, due 7/1/35	245,000	261,519
5.00%, due 7/1/41	625,000	641,827
5.00%, due 7/1/46	500,000	500,716
5.25%, due 7/1/51	825,000	829,929
City of Glendale, Water & Sewer, Revenue Bonds, Senior Lien
5.00%, due 7/1/38	875,000	961,379
5.00%, due 7/1/41	1,480,000	1,596,469

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AG
5.00%, due 7/1/42	$ 1,500,000	$ 1,592,038
		7,169,398
Total Long-Term Municipal Bonds (Cost $127,886,009)		128,429,728
Short-Term Municipal Notes 1.3%
Hospital 1.3%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series C
3.05%, due 1/1/46 (e)	500,000	500,000
Industrial Development Authority of the City of Phoenix Arizona (The), Mayo Clinic, Revenue Bonds
Series B
2.85%, due 11/15/52 (e)	1,300,000	1,300,000
		1,800,000
Total Short-Term Municipal Notes (Cost $1,800,000)		1,800,000
Total Municipal Bonds (Cost $129,686,009)		130,229,728

	Shares
Short-Term Investment 1.0%
Unaffiliated Investment Company 1.0%
BNY Dreyfus Government Cash Management - Institutional Shares, 3.552% (f)	1,279,347	1,279,347
Total Short-Term Investment (Cost $1,279,347)		1,279,347
Total Investments (Cost $130,965,356)	100.1%	131,509,075
Other Assets, Less Liabilities	(0.1)	(188,850)
Net Assets	100.0%	$ 131,320,225

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.

(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of July 31, 2026.
Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(35)	September 2026	$ (3,871,705)	$ (3,790,938)	$ 80,767

1.	As of July 31, 2026, cash in the amount of $129,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
SD CRED PROG—School District Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 128,429,728	$ —	$ 128,429,728
Short-Term Municipal Notes	—	1,800,000	—	1,800,000
Total Municipal Bonds	—	130,229,728	—	130,229,728
Short-Term Investment
Unaffiliated Investment Company	1,279,347	—	—	1,279,347
Total Investments in Securities	1,279,347	130,229,728	—	131,509,075
Other Financial Instruments
Futures Contracts (b)	80,767	—	—	80,767
Total Investments in Securities and Other Financial Instruments	$ 1,360,114	$ 130,229,728	$ —	$ 131,589,842

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM MacKay California Muni Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.4%
Long-Term Municipal Bonds 97.6%
Certificate of Participation/Lease 0.9%
California Municipal Finance Authority, Palomar Health Obligated Group
Series A, Insured: AG
5.25%, due 11/1/52	$ 6,380,000	$ 6,356,294
Moulton-Niguel Water District Public Facilities Corp.
5.00%, due 9/1/53	5,340,000	5,634,683
		11,990,977
Education 7.8%
California Educational Facilities Authority, Stanford University, Revenue Bonds
Series V-1
5.00%, due 5/1/49	10,000,000	11,180,945
California Educational Facilities Authority, University of Southern California, Revenue Bonds
Series A
5.00%, due 10/1/55	1,900,000	1,987,772
California Enterprise Development Authority, Campbell Hall Episcopal Project, Revenue Bonds
Series A
4.00%, due 8/1/40	3,500,000	3,403,096
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	2,540,000	2,175,564
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.00%, due 11/1/35 (a)	1,250,000	1,297,170
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (a)
Series A
5.00%, due 5/1/36	1,020,000	986,453
Series A
5.00%, due 5/1/46	1,325,000	1,253,950
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (a)
5.00%, due 8/1/27	475,000	475,167
5.00%, due 8/1/28	650,000	650,364
5.00%, due 8/1/46	4,120,000	3,930,532
California School Finance Authority, Classical Academies Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/37	1,485,000	1,489,606
Series A
5.00%, due 10/1/50	3,000,000	2,790,200
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds (a)
Series A
4.25%, due 7/1/28	450,000	450,069
Series A
5.00%, due 7/1/46	750,000	736,889
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/37	500,000	501,296
Series A
5.00%, due 7/1/49	500,000	478,600

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California School Finance Authority, Partnerships to Uplift Communities, Revenue Bonds
5.50%, due 8/1/47 (a)	$ 525,000	$ 496,297
California School Finance Authority, Rex & Margaret Fortune School of Education, Revenue Bonds (a)
Series A
5.00%, due 6/1/54	1,350,000	1,075,154
Series A
5.125%, due 6/1/59	1,500,000	1,193,662
California School Finance Authority, Teach Public Schools, Revenue Bonds (a)
Series A
5.00%, due 6/1/39	740,000	733,679
Series A
5.00%, due 6/1/58	600,000	535,025
California State University, Revenue Bonds
Series A
5.00%, due 11/1/34	2,500,000	2,839,103
Series A
5.00%, due 11/1/42	2,000,000	2,193,988
Series A
5.00%, due 11/1/46	4,000,000	4,323,414
Series A
5.00%, due 11/1/47	2,825,000	3,030,971
California State University, Systemwide, Revenue Bonds
Series A
5.50%, due 11/1/55	11,000,000	11,850,728
University of California, Revenue Bonds
Series BE
2.50%, due 5/15/50	8,000,000	5,263,182
Series BS
5.00%, due 5/15/37	8,150,000	9,000,129
Series CF
5.00%, due 11/15/45	1,650,000	1,778,508
Series CD
5.25%, due 5/15/40	3,685,000	4,266,248
Series CF
5.25%, due 11/15/41	13,000,000	14,478,428
Series CD
5.50%, due 5/15/40	4,000,000	4,550,514
		101,396,703
General 2.2%
California Municipal Finance Authority, Special Tax
Series B
4.00%, due 9/1/43	1,070,000	989,284
Series D-2
5.00%, due 9/1/55	2,000,000	1,925,331
Series B
5.125%, due 9/1/55	1,725,000	1,735,519

	Principal Amount	Value
Long-Term Municipal Bonds
General
California Statewide Communities Development Authority, Special Assessment
Series A
4.00%, due 9/2/50	$ 1,000,000	$ 831,735
California Statewide Communities Development Authority, Community Facilities District No. 2021-02, Special Tax
5.00%, due 9/1/53	1,000,000	984,151
California Statewide Communities Development Authority, Statewide Community Infrastructure Program, Special Assessment
Series R-1, Insured: AG
5.00%, due 9/2/41	845,000	907,716
Series R-1, Insured: AG
5.00%, due 9/2/43	445,000	475,341
Series R-1, Insured: AG
5.00%, due 9/2/44	500,000	532,418
Series D
5.50%, due 9/2/53	1,000,000	1,016,444
City of Irvine, Community Facilities District No. 2013-3 Improvement Area No. 8, Special Tax
Insured: BAM
(zero coupon), due 9/1/53	1,000,000	265,875
Insured: BAM
(zero coupon), due 9/1/55	1,000,000	237,317
Insured: BAM
(zero coupon), due 9/1/57	1,350,000	287,338
Insured: BAM
5.00%, due 9/1/51	1,750,000	1,838,373
City of Roseville, Ranch at Sierra Vista Community Facilities District No. 1, Special Tax
4.00%, due 9/1/40	1,000,000	946,191
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.25%, due 9/1/55	1,500,000	1,521,396
Folsom Ranch Financing Authority, Community Facilities District No. 19, Special Tax
5.00%, due 9/1/39	1,130,000	1,147,117
Folsom Ranch Financing Authority, Community Facilities District No. 23, Special Tax
4.00%, due 9/1/40	1,245,000	1,155,885
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AG
5.00%, due 8/1/36	1,645,000	1,696,032
Orange County Community Facilities District, Community Facilities District No. 2025-1 Improvement Area 1, Special Tax
Series A
5.00%, due 8/15/56	2,500,000	2,503,016
River Islands Public Financing Authority, Community Facilities District No. 2023-1 Improvement Area No. 3, Special Tax
4.75%, due 9/1/45	2,000,000	1,932,190
Romoland School District, Community Facilities District No. 2017-1 Improvement Area 2, Special Tax
5.00%, due 9/1/54	1,600,000	1,552,944
Southern California Logistics Airport Authority, Tax Allocation, Junior Lien
Series A, Insured: AG
5.00%, due 12/1/41	1,200,000	1,315,744
Series A, Insured: AG
5.00%, due 12/1/42	1,150,000	1,252,938

	Principal Amount	Value
Long-Term Municipal Bonds
General
Tracy Community Facilities District, Community Facilities District No. 2016-01 Improvement Area No. 2, Special Tax
5.75%, due 9/1/48	$ 1,000,000	$ 1,045,809
		28,096,104
General Obligation 25.6%
Alameda Unified School District-Alameda County, Unlimited General Obligation
Series 2
5.00%, due 8/1/39	3,000,000	3,349,534
Alhambra Unified School District, Unlimited General Obligation
Series B
5.25%, due 8/1/48	3,000,000	3,178,142
Alum Rock Union Elementary School District, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/26	3,095,000	3,095,000
Series B, Insured: BAM
5.00%, due 8/1/28	2,360,000	2,474,935
Series B, Insured: BAM
5.00%, due 8/1/31	2,240,000	2,463,961
Series A, Insured: BAM
5.00%, due 8/1/38	1,220,000	1,358,400
Cerritos Community College District, Election of 2022, Unlimited General Obligation
Series B
5.00%, due 8/1/56	12,800,000	13,517,080
Chaffey Community College District, Election of 2018, Unlimited General Obligation
Series B-1
5.50%, due 6/1/49	7,000,000	7,644,167
City of Berkeley, Unlimited General Obligation
2.00%, due 9/1/39	1,560,000	1,139,873
2.00%, due 9/1/40	1,590,000	1,126,062
City of Oakland, Measure KK, Unlimited General Obligation
Series B-1, Insured: BAM
3.00%, due 1/15/50	2,770,000	2,017,273
Clovis Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/42	1,000,000	1,057,899
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	4,206,600	3,002,461
(zero coupon), due 11/1/51	5,888,558	4,306,008
(zero coupon), due 11/1/51	4,355,517	2,324,757
(zero coupon), due 11/1/51	6,679,240	4,399,950
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	10,000,000	10,006,967
Series A-1
4.00%, due 7/1/35	3,350,000	3,322,871
Series A-1
5.625%, due 7/1/27	3,989,348	4,069,029

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
5.625%, due 7/1/29	$ 2,000,000	$ 2,112,347
Series A-1
5.75%, due 7/1/31	1,800,000	1,943,359
Cupertino Union School District, Unlimited General Obligation
Series B
5.00%, due 8/1/39	4,405,000	4,995,744
Series B
5.00%, due 8/1/40	4,000,000	4,547,607
Cupertino Union School District, Election of 2024, Unlimited General Obligation
Series A
5.75%, due 8/1/41	1,260,000	1,458,854
Series A
5.75%, due 8/1/45	1,165,000	1,327,361
Series A
5.75%, due 8/1/50	1,500,000	1,665,856
Davis Joint Unified School District, Unlimited General Obligation
Insured: BAM
3.00%, due 8/1/43	2,095,000	1,691,685
Denair Unified School District, Election of 2007, Unlimited General Obligation
Insured: AG
(zero coupon), due 8/1/41	4,260,000	2,144,479
El Monte Union High School District, Election of 2018, Unlimited General Obligation
Series D
5.25%, due 6/1/44	350,000	385,152
Series D
5.25%, due 6/1/45	500,000	546,145
Elk Grove Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	3,690,000	2,612,905
Fremont Unified School District, Unlimited General Obligation
Series D
2.00%, due 8/1/35	3,500,000	2,878,791
Fullerton Joint Union High School District, Election of 2024, Unlimited General Obligation
Series A
4.00%, due 8/1/43	3,830,000	3,763,000
Series B
6.75%, due 8/1/39	2,270,000	2,889,621
Glendale Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/47	4,500,000	3,415,757
Hayward Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 8/1/41	845,000	911,411
Series B, Insured: BAM
5.00%, due 8/1/41	1,300,000	1,418,557
Series B, Insured: BAM
5.00%, due 8/1/44	1,750,000	1,887,409

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Hayward Unified School District, Election of 2024, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/46	$ 1,875,000	$ 2,001,094
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.00%, due 8/1/34	1,000,000	1,123,949
Series B
5.00%, due 8/1/35	1,000,000	1,126,620
Series B
5.50%, due 8/1/39	2,300,000	2,595,308
Kern Community College District, Election of 2016, Unlimited General Obligation
Series C
3.00%, due 8/1/46	5,000,000	3,892,160
Series D
5.25%, due 8/1/38	2,000,000	2,200,525
Series D
5.25%, due 8/1/39	1,400,000	1,529,771
Long Beach Community College District, Unlimited General Obligation
Series E
5.00%, due 8/1/42	1,000,000	1,095,639
Series E
5.00%, due 8/1/43	2,000,000	2,180,695
Series E
5.00%, due 8/1/45	1,250,000	1,343,832
Los Angeles Unified School District, Unlimited General Obligation
Series QRR
5.25%, due 7/1/40	3,500,000	3,844,088
Series QRR
5.25%, due 7/1/47	7,500,000	7,951,455
Series QRR
5.25%, due 7/1/49	7,500,000	7,993,108
Mt. San Antonio Community College District, Election of 2024, Unlimited General Obligation
Series A
5.00%, due 8/1/44	2,000,000	2,183,965
Series A
5.00%, due 8/1/46	1,000,000	1,079,767
Needles Unified School District, Capital Appreciation, Election of 2008, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/45 (b)	1,250,000	1,107,713
Oakland Unified School District, Alameda County, Unlimited General Obligation
Series A, Insured: AG
5.25%, due 8/1/39	4,470,000	4,887,447
Series A, Insured: AG
5.25%, due 8/1/40	1,600,000	1,743,908
Series A, Insured: AG
5.25%, due 8/1/43	3,000,000	3,225,950

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AG
3.00%, due 8/1/47	$ 3,040,000	$ 2,330,727
Ojai Unified School District, Unlimited General Obligation
Series B, Insured: AG
5.25%, due 8/1/48	1,100,000	1,161,224
Series B, Insured: AG
5.50%, due 8/1/53	1,750,000	1,848,807
Oxnard School District, Unlimited General Obligation
(zero coupon), due 2/1/31	2,750,000	2,355,046
Oxnard Union High School District, Election of 2024, Unlimited General Obligation
Series A
5.00%, due 8/1/43	1,300,000	1,417,452
Series A
5.00%, due 8/1/44	1,395,000	1,512,246
Series A
5.00%, due 8/1/45	1,750,000	1,881,364
Pacific Grove Unified School District, Election of 2024, Unlimited General Obligation
Series A
5.00%, due 8/1/51	4,075,000	4,293,056
Pajaro Valley Health Care District, Unlimited General Obligation
Series A
5.00%, due 9/1/46	1,000,000	960,984
Series A
5.00%, due 9/1/54	7,960,000	7,425,953
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series B
6.20%, due 8/1/39 (b)	2,000,000	2,425,443
Pasadena Unified School District, Election of 2020, Unlimited General Obligation
Series D
5.25%, due 8/1/45	4,000,000	4,403,758
Patterson Joint Unified School District, Election of 2022, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/45	640,000	684,037
Series B, Insured: BAM
5.00%, due 8/1/46	740,000	785,760
Peralta Community College District, Unlimited General Obligation
Series B
5.50%, due 8/1/52	2,000,000	2,110,965
Peralta Community College District, Election of 2018, Unlimited General Obligation
Series C-1
5.00%, due 8/1/54	8,360,000	8,660,089
Sacramento City Unified School District, Election of 2002, Unlimited General Obligation
Insured: AG
(zero coupon), due 7/1/32	4,000,000	3,162,144
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series C, Insured: AG
5.00%, due 8/1/38	2,690,000	2,875,236

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Sacramento City Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 8/1/42	$ 4,535,000	$ 4,749,643
Series A, Insured: AG
5.00%, due 8/1/43	2,720,000	2,837,138
Series A, Insured: AG
5.00%, due 8/1/44	3,100,000	3,214,988
San Diego Unified School District, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (b)	4,360,000	4,508,124
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series ZR-7
5.00%, due 7/1/45	4,600,000	5,240,284
San Diego Unified School District, Election of 2018, Unlimited General Obligation
Series F-2
5.00%, due 7/1/40	3,020,000	3,249,973
San Diego Unified School District, Election of 2022, Unlimited General Obligation
Series C-3
5.00%, due 7/1/46	3,000,000	3,223,343
Series A-3
5.00%, due 7/1/48	4,255,000	4,467,796
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series E-1
5.00%, due 8/1/35	4,630,000	5,324,805
Series E-1
5.00%, due 8/1/36	2,850,000	3,255,773
Series E-1
5.00%, due 8/1/41	2,550,000	2,823,552
San Leandro Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/48	8,675,000	9,163,013
Sanger Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/51	5,045,000	3,719,294
Santa Barbara Community College District, Election of 2024, Unlimited General Obligation
Series A
6.00%, due 8/1/41	1,200,000	1,416,217
Series A
6.00%, due 8/1/55	5,000,000	5,608,068
Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
Series A
7.00%, due 8/1/36 (b)	1,000,000	1,241,532
Southwestern Community College District, Election of 2024, Unlimited General Obligation
Series A
5.25%, due 8/1/55	3,000,000	3,171,385
State of California, Unlimited General Obligation
5.00%, due 8/1/37	2,180,000	2,420,683
5.00%, due 10/1/43	3,500,000	3,826,606

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
State of California, Unlimited General Obligation
5.00%, due 8/1/45	$ 4,015,000	$ 4,332,126
5.00%, due 10/1/45	5,800,000	6,285,789
5.50%, due 8/1/49	4,000,000	4,364,420
5.50%, due 8/1/54	250,000	270,817
7.30%, due 10/1/39	1,500,000	1,669,208
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 10/1/36	1,000,000	1,021,926
4.00%, due 10/1/37	4,445,000	4,523,047
Stockton Unified School District, Election of 2022, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/36	1,405,000	1,602,678
Ukiah Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AG
5.50%, due 8/1/53	2,500,000	2,639,688
Washington Township Health Care District, Unlimited General Obligation
Series B
5.25%, due 8/1/36	500,000	551,637
Series B
5.25%, due 8/1/40	880,000	942,945
Series B
5.25%, due 8/1/48	500,000	521,695
Series B
5.50%, due 8/1/53	2,000,000	2,110,471
West Contra Costa Unified School District, Unlimited General Obligation
Series D, Insured: NATL-RE
(zero coupon), due 8/1/26	2,850,000	2,850,000
West Valley-Mission Community College District, Election of 2018, Unlimited General Obligation
Series C
4.00%, due 8/1/50	2,750,000	2,604,595
Series C
5.00%, due 8/1/47	2,500,000	2,682,927
		332,287,880
Hospital 3.8%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series A
4.00%, due 3/1/33	3,780,000	3,779,871
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Revenue Bonds
Series B
4.00%, due 8/15/36	8,980,000	8,979,725
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds
Insured: AG-CR
5.00%, due 11/15/34	2,045,000	2,286,531
California Health Facilities Financing Authority, Providence St. Joseph Health, Revenue Bonds
Series A, Insured: BAM
4.00%, due 10/1/47	4,010,000	3,577,554

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
Series B
5.00%, due 11/15/46	$ 2,915,000	$ 2,918,002
California Infrastructure & Economic Development Bank, PIH Health Energy Projects, Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	4,500,000	4,350,895
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.50%, due 12/1/45	1,500,000	1,565,699
California Municipal Finance Authority, Gracelight Community Health, Revenue Bonds
Series A
5.375%, due 6/1/56	1,900,000	1,845,081
California Municipal Finance Authority, SAC Health System, Revenue Bonds
5.50%, due 9/1/46 (c)	2,825,000	2,963,189
6.00%, due 9/1/56	2,350,000	2,500,523
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	4,575,000	4,199,659
California Public Finance Authority, PIH Health, Revenue Bonds
Series A
5.00%, due 6/1/32	1,180,000	1,271,719
California Statewide Communities Development Authority, Adventist Health System, Revenue Bonds
Series A
5.00%, due 3/1/35	600,000	600,310
California Statewide Communities Development Authority, Enloe Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/15/42	1,000,000	1,020,422
Regents of the University of California Medical Center, Revenue Bonds
Series P
5.00%, due 5/15/39	4,000,000	4,286,040
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	1,380,000	1,286,452
Series A
5.00%, due 7/1/41	400,000	396,516
Series A
5.00%, due 7/1/42	380,000	375,139
Series A
5.00%, due 7/1/43	300,000	295,132
Series A
5.75%, due 7/1/48	300,000	313,187
		48,811,646
Housing 0.9%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/27	280,000	283,814
5.00%, due 5/1/28	250,000	257,681
5.00%, due 5/1/29	1,470,000	1,511,510

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
California Municipal Finance Authority, CHF-Aptos LLC Cabrillo College Project, Revenue Bonds
Series A
5.25%, due 7/1/45 (a)	$ 2,500,000	$ 2,515,266
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/36 (a)	2,000,000	1,900,150
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61 (a)	5,450,000	4,947,373
		11,415,794
Other Revenue 30.0%
California Community Choice Financing Authority, Revenue Bonds
Series G
5.00%, due 10/1/34	13,735,000	14,532,321
Series A-1
5.00%, due 4/1/56 (d)	1,270,000	1,332,203
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series A-2
3.895%, due 4/1/56	6,750,000	6,708,146
Series B-1
4.00%, due 2/1/52 (d)	4,725,000	4,723,780
Series E-2
4.115%, due 2/1/54	4,250,000	4,318,536
Series F
5.00%, due 11/1/33	12,500,000	13,242,104
Series E
5.00%, due 7/1/35	11,225,000	12,137,915
Series A
5.00%, due 5/1/54 (d)	10,000,000	10,439,164
Series D
5.00%, due 2/1/55 (d)	12,550,000	13,383,926
Series E
5.00%, due 2/1/55 (d)	16,900,000	17,699,686
Series C
5.00%, due 12/1/55 (d)	2,350,000	2,420,885
Series E
5.00%, due 10/1/56 (d)	12,060,000	12,737,243
Series C
5.25%, due 2/1/36	20,595,000	21,928,763
Series C
5.25%, due 1/1/54 (d)	10,325,000	10,826,695
Series F
5.50%, due 10/1/54 (d)	7,150,000	7,710,927
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	6,285,000	4,995,578

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	$ 2,700,000	$ 1,808,646
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	500,000	332,424
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Revenue Bonds
Series B-2
(zero coupon), due 6/1/55	965,000	160,945
California Infrastructure & Economic Development Bank, California Academy of Sciences, Revenue Bonds
Series A
3.25%, due 8/1/29	2,000,000	2,001,937
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (d)	3,295,000	3,294,724
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Natural History Foundation, Revenue Bonds
5.50%, due 7/1/56	3,750,000	3,993,519
California Municipal Finance Authority, Revenue Bonds (d)
Series 1, Class A-1
3.537%, due 2/20/41	4,933,475	4,469,312
Series 1, Class A-1
4.05%, due 7/20/41	17,529,409	16,564,964
Series 2, Class A-1
4.326%, due 11/20/40	3,478,047	3,387,380
California Municipal Finance Authority, Plummer Village Apartments, Revenue Bonds
Series A, Insured: FHLMC
4.25%, due 7/1/42	3,450,000	3,306,891
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
4.375%, due 9/1/53 (d)(e)	5,000,000	5,174,466
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (e)	6,000,000	6,033,947
California State Public Works Board, May Lee State Office Complex, Revenue Bonds
Series A
5.00%, due 4/1/45	3,245,000	3,448,744
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series A
5.00%, due 9/1/35	3,000,000	3,413,391
Series D
5.00%, due 11/1/36	3,190,000	3,562,898
Series A
5.00%, due 9/1/44	3,525,000	3,792,719
Series C
5.00%, due 11/1/44	2,750,000	2,961,957
Series D
5.00%, due 11/1/46	5,000,000	5,273,442

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series A
5.00%, due 9/1/50	$ 2,075,000	$ 2,167,688
California Statewide Communities Development Authority, Front Porch Communities & Services Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/42	2,000,000	1,871,656
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,230,000	1,252,018
City of Victorville, Electric, Revenue Bonds
Series A
5.00%, due 5/1/38	1,115,000	1,185,426
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,000,000	1,338,851
CSCDA Community Improvement Authority, Acacia on Santa Rosa Creek, Revenue Bonds, Senior Lien
Series A
4.00%, due 10/1/56 (a)	2,000,000	1,619,756
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,002,880
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.50%, due 6/1/50	3,175,000	3,398,552
Series B, Insured: AG
5.50%, due 6/1/55	3,230,000	3,412,415
Golden State Connect Authority, Broadband Project, Revenue Bonds
6.50%, due 12/1/60 (a)	3,750,000	3,632,491
Inglewood Joint Powers Authority, Inglewood Main Library Renovation Project, Revenue Bonds
Insured: BAM
5.00%, due 8/1/44	1,565,000	1,673,234
Los Angeles County Public Works Financing Authority, Revenue Bonds
Series H
5.50%, due 12/1/53	6,125,000	6,617,440
Series J
5.50%, due 12/1/54	6,000,000	6,514,429
Los Angeles County Public Works Financing Authority, County of Los Angeles, Revenue Bonds
Series H
5.50%, due 12/1/49	10,005,000	10,911,003
Marina Joint Powers Financing Authority, Preston Park Apartments, Revenue Bonds
Insured: FNMA
3.40%, due 3/1/36	2,875,000	2,836,452
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	4,310,000	4,479,244
Series A
5.00%, due 10/1/32	3,140,000	3,304,336

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	$ 3,495,000	$ 3,589,147
Mountain View Capital Improvements Financing Authority, Public Safety Building Project, Revenue Bonds
5.00%, due 5/1/46	805,000	868,835
M-S-R Energy Authority, Revenue Bonds
Series A
6.50%, due 11/1/39	5,310,000	6,268,757
M-S-R Energy Authority, Santa Clara, Revenue Bonds
Series B
7.00%, due 11/1/34	950,000	1,111,235
Municipal Improvement Corp. of Los Angeles, Los Angeles Convention Center, Revenue Bonds
Series A
5.50%, due 5/1/55	7,000,000	7,432,699
New Hampshire Business Finance Authority, Revenue Bonds
Series 4, Class A
3.923%, due 7/20/39 (d)	2,341,559	2,213,948
Northern California Sanitation Agencies Financing Authority, Sacramento Area Sewer District, Revenue Bonds
3.00%, due 12/1/34	1,000,000	961,965
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	4,750,000	4,933,231
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/27	2,664,000	2,589,521
Series A-1
(zero coupon), due 7/1/46	12,530,000	4,582,043
Series A-1
(zero coupon), due 7/1/51	5,390,000	1,432,151
Series A-2B
4.55%, due 7/1/40	1,871,000	1,854,061
Series A-1
4.75%, due 7/1/53	5,866,000	5,577,373
Series A-2
4.784%, due 7/1/58	4,707,000	4,456,379
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	4,659,000	4,554,186
Series A-1
5.00%, due 7/1/58	2,991,078	2,878,296
San Francisco Bay Area Rapid Transit District, Revenue Bonds
Series A
3.00%, due 7/1/44	6,900,000	5,575,481
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series A, Insured: AG
5.00%, due 9/1/40	2,435,000	2,521,094

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Southern California Public Power Authority, Clean Energy II Project, Revenue Bonds
Series A
5.00%, due 11/1/33	$ 19,715,000	$ 20,658,296
Southern California Public Power Authority, National Gas Project, Revenue Bonds
Series A
4.10%, due 11/1/38	2,500,000	2,432,004
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,561,895
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/34	4,800,000	5,127,483
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/49	3,000,000	2,586,823
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	10,000,000	1,764,995
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,200,000	1,203,132
Series A
5.00%, due 10/1/32	950,000	950,149
		389,023,228
Transportation 13.9%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	3,000,000	2,027,320
Bay Area Toll Authority, Revenue Bonds
Series SSL-1
5.00%, due 4/1/46	3,700,000	3,988,295
Bay Area Toll Authority, Toll Bridge, Revenue Bonds
Series F-1
5.00%, due 4/1/44	3,775,000	4,288,883
Series F-1
5.00%, due 4/1/48	5,465,000	5,791,893
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds, Senior Lien (e)
Series B
5.25%, due 7/1/44	4,250,000	4,490,762
Series B
5.25%, due 7/1/54	6,000,000	6,155,846
Series B, Insured: AG
5.50%, due 7/1/55	10,400,000	10,958,661

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project, Revenue Bonds
Series A
5.50%, due 9/1/56	$ 7,420,000	$ 7,923,833
City of Long Beach, Airport, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/34	410,000	452,043
Series A, Insured: AG
5.00%, due 6/1/36	800,000	873,681
Series A, Insured: AG
5.00%, due 6/1/38	750,000	810,802
Series A, Insured: AG
5.00%, due 6/1/39	500,000	537,503
City of Long Beach, Alamitos Bay Marina Project, Revenue Bonds
5.00%, due 5/15/27	1,265,000	1,287,871
5.00%, due 5/15/28	1,430,000	1,487,488
5.00%, due 5/15/29	1,000,000	1,056,198
5.00%, due 5/15/41	1,000,000	1,065,054
5.00%, due 5/15/42	1,200,000	1,270,840
City of Los Angeles, Department of Airports, Revenue Bonds
Series F
5.00%, due 5/15/29 (e)	9,095,000	9,571,210
Series D
5.00%, due 5/15/30 (e)	3,000,000	3,143,916
Series B
5.00%, due 5/15/34 (e)	4,625,000	4,744,428
Series D
5.00%, due 5/15/42	9,000,000	9,822,045
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (e)
Series C
5.00%, due 5/15/29	5,000,000	5,261,798
Series G
5.50%, due 5/15/35	1,750,000	1,913,100
Series G
5.50%, due 5/15/39	1,375,000	1,471,755
Series G
5.50%, due 5/15/40	4,000,000	4,268,920
Series H
5.50%, due 5/15/47	4,100,000	4,282,825
County of Sacramento, Airport System, Revenue Bonds
Series B
5.00%, due 7/1/39	1,535,000	1,694,842
Series B
5.00%, due 7/1/40	5,295,000	5,817,754
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A, Insured: AG
5.50%, due 1/15/31 (b)	2,000,000	2,221,576

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/30 (e)	$ 1,855,000	$ 1,965,436
Port of Oakland, Revenue Bonds
Series H
5.00%, due 5/1/29 (e)	5,000	5,285
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (e)
Series B
5.00%, due 7/1/31	3,500,000	3,764,088
Series B
5.25%, due 7/1/36	3,370,000	3,683,730
Series B
5.50%, due 7/1/55	8,650,000	9,077,035
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (e)
Series E
5.00%, due 5/1/50	3,460,000	3,468,752
Series A
5.25%, due 5/1/42	5,000,000	5,337,533
Series A
5.25%, due 5/1/44	6,340,000	6,701,130
Series A
5.50%, due 5/1/55	7,000,000	7,355,424
Series D
5.50%, due 5/1/55	12,500,000	13,134,685
Series C
5.75%, due 5/1/48	14,300,000	15,320,790
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	1,660,000	1,660,598
Series B
5.25%, due 1/15/49	300,000	300,100
		180,455,728
Utilities 5.9%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/27	1,230,000	1,251,743
Series A
5.00%, due 10/1/33	1,000,000	1,011,408
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/31	1,500,000	1,621,656
Series A
5.00%, due 7/1/32	1,500,000	1,635,052
Series A
5.00%, due 7/1/33	1,900,000	2,084,717
Series B
5.25%, due 7/1/53	8,055,000	8,257,820

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series D
5.25%, due 7/1/54	$ 5,500,000	$ 5,661,064
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/40	1,690,000	1,691,758
Moreno Valley Public Financing Authority, Electric System, Revenue Bonds
Series A, Insured: AG
5.25%, due 5/1/51	4,000,000	4,278,141
Series A, Insured: AG
5.25%, due 5/1/56	3,000,000	3,185,154
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
4.25%, due 7/1/27	460,000	460,294
Series TT
5.00%, due 7/1/37 (f)(g)	4,200,000	3,060,750
Series A
5.00%, due 7/1/42 (f)(g)	4,000,000	2,915,000
Series XX
5.25%, due 7/1/40 (f)(g)	1,000,000	728,750
Sacramento Municipal Utility District, Revenue Bonds
Series H
5.00%, due 8/15/38	4,340,000	4,609,314
Series M
5.00%, due 11/15/44	2,750,000	2,956,222
Series K
5.00%, due 8/15/48	2,880,000	3,031,674
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1, Insured: BAM
5.25%, due 7/1/46	5,855,000	6,201,008
Series 1, Insured: BAM
5.25%, due 7/1/49	7,500,000	7,896,521
Series 1
5.25%, due 7/1/53	13,400,000	14,077,298
		76,615,344
Water & Sewer 6.6%
City of Los Angeles, Wastewater System, Revenue Bonds
Series C
5.00%, due 6/1/34	4,500,000	5,118,716
Series A
5.00%, due 6/1/43	5,130,000	5,606,104
City of Riverside, Sewer, Revenue Bonds
Series A
5.00%, due 8/1/35	1,600,000	1,845,540
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series A
5.00%, due 11/1/39	1,000,000	1,105,986

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series F
5.00%, due 11/1/39	$ 4,000,000	$ 4,605,177
Series A
5.00%, due 11/1/43	400,000	435,269
Series A
5.25%, due 11/1/48	4,000,000	4,267,634
Series E
5.25%, due 11/1/55	5,000,000	5,318,991
Guam Government Waterworks Authority, Revenue Bonds
Series A
5.00%, due 7/1/34	780,000	842,272
Series A
5.50%, due 7/1/44	1,000,000	1,060,771
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 1/1/50	1,500,000	1,525,743
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (a)	1,330,000	1,405,858
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	8,000,000	8,325,204
Series A
5.00%, due 7/1/37	4,800,000	5,039,687
Series A
5.00%, due 7/1/47	16,295,000	16,436,856
San Diego Public Facilities Financing Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/1/49	3,380,000	3,573,223
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/1/47	475,000	508,172
Series A
5.00%, due 8/1/51	2,500,000	2,648,347
Santa Clara Valley Water District, Revenue Bonds
Series A
5.00%, due 6/1/42	4,995,000	5,484,687
Series A
5.00%, due 6/1/43	4,000,000	4,374,376
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,030,906
State of California Department of Water Resources, 2026 General Bond Resolution, Revenue Bonds
Series A
5.00%, due 12/1/46	2,445,000	2,635,994

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
State of California Department of Water Resources, Central Valley Project, Revenue Bonds
Series A
5.00%, due 12/1/45	$ 2,000,000	$ 2,170,849
		86,366,362
Total Long-Term Municipal Bonds (Cost $1,258,441,861)		1,266,459,766
Short-Term Municipal Notes 1.8%
General 0.8%
Nuveen California AMT-Free Quality Municipal Income Fund
Series A
2.61%, due 10/1/47 (a)(h)	10,900,000	10,900,000
Hospital 0.4%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series B
2.85%, due 3/1/41 (h)	5,100,000	5,100,000
Utilities 0.6%
Southern California Public Power Authority, Magnolia Power Project A, Revenue Bonds
Series 3
2.60%, due 7/1/36 (h)	6,400,000	6,400,000
Tender Option Bond Trust Receipts, Revenue Bonds
Insured: BAM
2.19%, due 7/1/46 (a)(h)	1,320,000	1,320,000
		7,720,000
Total Short-Term Municipal Notes (Cost $23,720,000)		23,720,000
Total Municipal Bonds (Cost $1,282,161,861)		1,290,179,766

	Shares
Short-Term Investment 1.1%
Unaffiliated Investment Company 1.1%
BNY Dreyfus Government Cash Management - Institutional Shares, 3.552% (i)	14,493,067	14,493,067
Total Short-Term Investment (Cost $14,493,067)		14,493,067
Total Investments (Cost $1,296,654,928)	100.5%	1,304,672,833
Other Assets, Less Liabilities	(0.5)	(6,762,511)
Net Assets	100.0%	$ 1,297,910,322

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.
(c)	Delayed delivery security.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(e)	Interest on these securities is subject to alternative minimum tax.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of July 31, 2026.
Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(290)	September 2026	$ (33,122,771)	$ (31,410,625)	$ 1,712,146

1.	As of July 31, 2026, cash in the amount of $1,073,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,266,459,766	$ —	$ 1,266,459,766
Short-Term Municipal Notes	—	23,720,000	—	23,720,000
Total Municipal Bonds	—	1,290,179,766	—	1,290,179,766
Short-Term Investment
Unaffiliated Investment Company	14,493,067	—	—	14,493,067
Total Investments in Securities	14,493,067	1,290,179,766	—	1,304,672,833
Other Financial Instruments
Futures Contracts (b)	1,712,146	—	—	1,712,146
Total Investments in Securities and Other Financial Instruments	$ 16,205,213	$ 1,290,179,766	$ —	$ 1,306,384,979

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM MacKay Colorado Muni Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.1%
Long-Term Municipal Bonds 98.4%
Certificate of Participation/Lease 9.3%
Adams & Arapahoe Counties Joint School District 28J, Aurora
Insured: BAM
5.00%, due 12/1/34	$ 300,000	$ 328,988
Insured: BAM
5.25%, due 12/1/43	650,000	697,377
Adams County School District No. 1
Insured: BAM
5.00%, due 12/1/36	1,000,000	1,074,591
City of Boulder
5.00%, due 11/1/42	1,445,000	1,547,807
City of Fort Lupton
5.00%, due 12/1/33	500,000	529,254
Colorado Higher Education
Series A
5.00%, due 11/1/26	1,690,000	1,698,812
Foothills Park & Recreation District
Insured: AG
5.00%, due 12/1/26	705,000	706,102
Town of Castle Rock
5.25%, due 12/1/42	1,125,000	1,227,289
Town of Frederick, Public Works Facility Project (The)
5.00%, due 12/1/41	1,250,000	1,345,083
Weld County School District No. 6, Greeley
Insured: AG
5.00%, due 12/1/40	300,000	310,457
Insured: AG
5.25%, due 12/1/42	275,000	286,998
Insured: AG
5.25%, due 12/1/43	275,000	286,253
Insured: AG
5.25%, due 12/1/45	425,000	440,111
		10,479,122
Education 8.8%
Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc. Project, Revenue Bonds
Series A, Insured: State Higher Education Intercept Program
4.75%, due 4/1/36 (a)	1,000,000	970,672
Colorado Educational & Cultural Facilities Authority, Firestone Charter Academy Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 6/1/30	160,000	169,418
Series A, Insured: BAM Moral Obligation
5.00%, due 6/1/32	350,000	376,059
Series A, Insured: BAM Moral Obligation
5.00%, due 6/1/34	290,000	315,108
Series A, Insured: BAM Moral Obligation
5.00%, due 6/1/36	430,000	467,497

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Colorado Educational & Cultural Facilities Authority, Firestone Charter Academy Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 6/1/46	$ 750,000	$ 770,780
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/31 (a)	450,000	431,564
Colorado Educational & Cultural Facilities Authority, Roosevelt Charter Academy Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 7/1/45	450,000	458,466
Colorado School of Mines, Revenue Bonds
Series C
5.00%, due 12/1/38	700,000	752,066
Metropolitan State University of Denver, Student Housing & Event Center Project, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 12/1/37	1,170,000	1,290,750
Series A, Insured: State Intercept
5.00%, due 12/1/41	1,000,000	1,066,661
University of Colorado, Revenue Bonds
Series C-2
5.00%, due 6/1/42	1,155,000	1,247,343
University of Northern Colorado, Revenue Bonds
Insured: State Higher Education Intercept Program
5.00%, due 6/1/45	1,450,000	1,531,988
		9,848,372
General 1.0%
Prairie Point Community Authority Board Special Improvement District No. 1, Special Assessment
5.00%, due 12/1/35	1,100,000	1,105,238
General Obligation 23.9%
Adams & Weld Counties School District No. 27J, Brighton, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.50%, due 12/1/34	500,000	581,557
Series A, Insured: State Aid Withholding
5.50%, due 12/1/39	500,000	574,679
Adams 12 Five Star Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/44	1,350,000	1,473,129
Adams County School District No. 14, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/34	1,250,000	1,404,733
Insured: State Aid Withholding
5.50%, due 12/1/35	1,230,000	1,419,995
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AG
4.25%, due 12/1/54	1,335,000	1,200,107

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Berthoud-Heritage Metropolitan District No. 1, Limited General Obligation
Insured: AG
5.00%, due 12/1/33	$ 250,000	$ 268,776
Insured: AG
5.00%, due 12/1/34	250,000	267,072
Insured: AG
5.00%, due 12/1/35	250,000	265,508
Insured: AG
5.00%, due 12/1/36	250,000	264,147
Insured: AG
5.00%, due 12/1/37	250,000	262,920
Insured: AG
5.00%, due 12/1/38	150,000	157,064
Boulder Larimer & Weld Counties, St. Vrain Valley School District Re-1J, Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.00%, due 12/15/28	2,000,000	2,017,223
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	956,571	682,753
(zero coupon), due 11/1/51	706,393	516,550
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
5.625%, due 7/1/27	249,334	254,314
Denver City & County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 12/1/43	1,350,000	1,077,981
Series C, Insured: State Aid Withholding
5.50%, due 12/1/47	2,000,000	2,179,085
Douglas County School District No. Re-1, Douglas & Elbert Counties, Unlimited General Obligation
Insured: State Aid Withholding
5.50%, due 12/15/44	1,425,000	1,595,373
Grand River Hospital District, Unlimited General Obligation
Insured: AG
6.00%, due 12/1/43	1,250,000	1,415,441
Hyland Hills Park & Recreation District, Unlimited General Obligation
5.00%, due 12/15/35	375,000	412,497
Kinston Metropolitan District No. 5, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/35 (a)	810,000	834,091
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A, Insured: AG
5.00%, due 12/1/34	300,000	320,093
Pitkin County School District No. 1, Aspen, Unlimited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/48	1,000,000	1,090,505
Prairie Center Metropolitan District No. 7, Limited General Obligation
4.875%, due 12/15/44	725,000	722,079
Southglenn Metropolitan District, Limited General Obligation
5.00%, due 12/1/30	1,500,000	1,500,085

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
STC Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A-1, Insured: AG
5.00%, due 12/1/27	$ 1,760,000	$ 1,806,397
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	1,000,000	994,759
Wyndham Hill Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A, Insured: BAM
4.00%, due 12/1/49	1,500,000	1,302,488
		26,861,401
Hospital 7.6%
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/43	1,000,000	937,009
Series A
4.00%, due 11/15/46	1,000,000	911,593
Series A
5.00%, due 11/15/60 (b)	2,500,000	2,686,161
Colorado Health Facilities Authority, Children's Hospital of Colorado Project, Revenue Bonds
Series A
5.00%, due 12/1/39	1,500,000	1,614,206
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.25%, due 11/1/35	1,200,000	1,299,303
Colorado Health Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,042,082
		8,490,354
Other Revenue 38.3%
Adams County Housing Authority, Verrbena Project, Revenue Bonds
Series A
4.00%, due 4/1/29	1,400,000	1,408,792
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series E
5.00%, due 7/1/28	850,000	872,256
Series G
5.00%, due 6/1/31	1,250,000	1,305,187
Series F
5.00%, due 12/1/32	1,000,000	1,044,582
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	1,000,000	1,048,590
Centerra South Metropolitan District No. 1, Revenue Bonds
Series A
5.00%, due 12/1/36 (a)	1,000,000	987,576

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
4.00%, due 8/1/36	$ 1,000,000	$ 1,003,665
City of Colorado Springs, Bradley Ridge Apartments Project, Revenue Bonds
3.15%, due 12/1/45 (b)	1,500,000	1,480,150
City of Colorado Springs, Utilities System, Revenue Bonds
Series A
5.00%, due 11/15/40	1,000,000	1,087,780
City of Fort Collins, Electric Utility Enterprise, Revenue Bonds
5.00%, due 12/1/37	1,000,000	1,085,874
Colorado Health Facilities Authority, Bethesda Project, Revenue Bonds
Series A-1
5.00%, due 9/15/48	500,000	489,125
Colorado Health Facilities Authority, Frasier, Revenue Bonds
Series A
5.00%, due 5/15/33	665,000	707,453
Colorado Housing and Finance Authority, Revenue Bonds
Series H, Class I, Insured: GNMA
2.10%, due 11/1/35	1,000,000	836,903
Series H, Class I, Insured: GNMA
2.20%, due 11/1/38	1,355,000	1,032,221
Series B, Class I
2.20%, due 10/1/40	1,000,000	750,266
Series B
3.75%, due 5/1/50	635,000	634,958
Series K, Insured: GNMA
3.875%, due 5/1/50	585,000	587,476
Series J, Class III, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	1,000,000	1,104,580
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	665,000	655,828
Eagle County Housing & Development Authority, Eagle Villas Project, Revenue Bonds
3.55%, due 12/1/45 (b)	2,000,000	2,004,649
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	472,431	467,005
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/31	595,000	633,908
Insured: BAM
5.00%, due 6/1/32	625,000	669,835
Insured: BAM
5.00%, due 6/1/33	985,000	1,062,013
Hyland Hills Park & Recreation District, Revenue Bonds
5.00%, due 12/15/34	400,000	439,171
5.00%, due 12/15/37	500,000	544,870
5.00%, due 12/15/38	425,000	459,252

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Jefferson Center Metropolitan District No. 2, Revenue Bonds
Series A
5.00%, due 12/1/36 (a)	$ 1,000,000	$ 987,576
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,280,000	1,314,480
Midcities Metropolitan District No. 2, Revenue Bonds
Insured: AG
5.00%, due 12/1/31	2,365,000	2,521,951
New Hampshire Business Finance Authority, Revenue Bonds
(zero coupon), due 12/15/41	1,500,000	566,527
Series 2, Class A-1
4.22%, due 11/20/42 (b)	990,155	939,671
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 12/1/35	1,000,000	1,002,706
Park Creek Metropolitan District, Westerly Creek District Service Area, Tax Allocation, Senior Lien
Insured: AG
5.00%, due 12/1/42	1,000,000	1,045,292
Prairie Center Metropolitan District No. 3, Revenue Bonds
Series A
5.00%, due 12/15/41 (a)	1,000,000	1,000,395
Public Authority for Colorado Energy, Revenue Bonds
6.50%, due 11/15/38	2,950,000	3,425,742
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,040,000	1,016,603
Tennergy Corp., Revenue Bonds
Series A
4.00%, due 12/1/51 (b)	1,000,000	1,007,426
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/32	1,500,000	1,589,079
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (b)	1,000,000	1,049,490
Town of Bennett, Revenue Bonds
Insured: AG
5.00%, due 12/1/46	1,000,000	1,041,030
		42,911,933
Transportation 5.2%
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AG
5.00%, due 12/1/37	1,050,000	1,145,735
Series A, Insured: AG
5.25%, due 12/1/39	1,000,000	1,093,489

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
E-470 Public Highway Authority, Revenue Bonds
Series B
3.146%, due 9/1/39	$ 2,000,000	$ 1,995,774
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/40	1,485,000	1,593,961
		5,828,959
Water & Sewer 4.3%
Central Weld County Water District, Revenue Bonds
Insured: BAM
5.00%, due 12/1/45	1,000,000	1,044,807
City of Fort Morgan, Wastewater, Revenue Bonds
Insured: BAM
5.00%, due 12/1/37	500,000	545,641
Insured: BAM
5.00%, due 12/1/44	375,000	393,317
Insured: BAM
5.00%, due 12/1/45	300,000	312,808
Insured: BAM
5.00%, due 12/1/46	225,000	233,088
City of Thornton, Water, Revenue Bonds
3.00%, due 12/1/39	1,000,000	851,707
Denver Wastewater Management Division Department of Public Works, Revenue Bonds
4.00%, due 11/1/41	1,500,000	1,452,457
		4,833,825
Total Long-Term Municipal Bonds (Cost $109,779,473)		110,359,204
Short-Term Municipal Notes 0.7%
Hospital 0.2%
Colorado Health Facilities Authority, Children's Hospital, Revenue Bonds
Series A
3.05%, due 12/1/52 (c)	210,000	210,000
Other Revenue 0.5%
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, Revenue Bonds
Series A-12
3.05%, due 2/1/38 (c)	525,000	525,000
Total Short-Term Municipal Notes (Cost $735,000)		735,000
Total Municipal Bonds (Cost $110,514,473)		111,094,204

	Shares	Value
Short-Term Investment 0.2%
Unaffiliated Investment Company 0.2%
BNY Dreyfus Government Cash Management - Institutional Shares, 3.552% (d)	247,049	$ 247,049
Total Short-Term Investment (Cost $247,049)		247,049
Total Investments (Cost $110,761,522)	99.3%	111,341,253
Other Assets, Less Liabilities	0.7	776,299
Net Assets	100.0%	$ 112,117,552

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(c)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(d)	Current yield as of July 31, 2026.
Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(20)	September 2026	$ (2,212,403)	$ (2,166,250)	$ 46,153

1.	As of July 31, 2026, cash in the amount of $74,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 110,359,204	$ —	$ 110,359,204
Short-Term Municipal Notes	—	735,000	—	735,000
Total Municipal Bonds	—	111,094,204	—	111,094,204
Short-Term Investment
Unaffiliated Investment Company	247,049	—	—	247,049
Total Investments in Securities	247,049	111,094,204	—	111,341,253
Other Financial Instruments
Futures Contracts (b)	46,153	—	—	46,153
Total Investments in Securities and Other Financial Instruments	$ 293,202	$ 111,094,204	$ —	$ 111,387,406

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM MacKay High Yield Muni Bond Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 96.6%
Long-Term Municipal Bonds 93.0%
Alabama 3.5%
Alabama Special Care Facilities Financing Authority, Methodist Home for the Aging, Revenue Bonds
Series 1
5.75%, due 6/1/45	$ 1,250,000	$ 1,216,613
Series 1
6.00%, due 6/1/50	2,000,000	1,937,977
Baldwin County Industrial Development Authority, Novelis Corp. Project, Revenue Bonds (a)(b)(c)
Series A
4.30%, due 3/1/56	14,375,000	14,260,837
Series A
5.00%, due 6/1/55	17,500,000	18,040,647
Black Belt Energy Gas District, Gas Project No. 7, Revenue Bonds
Series C-2
2.51%, due 10/1/52	22,720,000	22,710,221
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series H-2-2
3.795%, due 12/1/31	15,000,000	14,970,054
Series A
5.00%, due 12/1/34	15,000,000	15,517,249
Chelsea Park Cooperative District, Special Assessment
5.00%, due 5/1/48	1,620,000	1,587,872
Cooper Green Mercy Health Services Authority, County of Jefferson Indigent Care Fund, Revenue Bonds
Series A
5.25%, due 9/1/42	4,950,000	5,236,163
County of Jefferson, Sewer, Revenue Bonds
5.25%, due 10/1/41	3,535,000	3,777,064
5.25%, due 10/1/43	3,150,000	3,343,308
5.25%, due 10/1/44	17,100,000	18,075,204
5.25%, due 10/1/49	8,970,000	9,263,320
5.50%, due 10/1/53	15,975,000	16,605,182
Homewood Educational Building Authority, CHF - Horizons II LLC, Revenue Bonds
Series C
5.00%, due 10/1/56	1,000,000	945,769
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (b)(c)	3,140,000	3,445,344
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	17,360,000	17,628,099
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds (b)
Series B
4.75%, due 12/1/54	71,475,000	66,891,037
Series A
5.00%, due 6/1/54	13,500,000	13,030,848
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	4,780,000	4,483,836
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49 (d)(e)	6,000,000	3,780,000

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (c)	$ 8,400,000	$ 8,353,998
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 1/1/56 (c)	9,000,000	9,041,269
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	65,633,673	66,519,886
		340,661,797
Alaska 0.2%
Alaska Industrial Development & Export Authority, Dena' Nena' Henash, Revenue Bonds
Series A
4.00%, due 10/1/49	15,440,000	13,346,429
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	1,821,551
Series A
5.00%, due 6/1/50	3,485,000	3,412,930
		18,580,910
Arizona 1.2%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	4,265,000	3,158,166
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,525,000	6,390,214
Arizona Industrial Development Authority, Provident Group-NCCU Properties LLC, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,348,979
Series A, Insured: BAM
5.00%, due 6/1/49	1,345,000	1,355,147
Series A, Insured: BAM
5.00%, due 6/1/54	4,155,000	4,167,942
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	5,470,000	5,002,413
Series A
4.00%, due 11/1/46	1,000,000	904,518
Series A
4.00%, due 11/1/49	4,865,000	4,237,189
Series A
4.00%, due 11/1/51	3,405,000	2,895,870
Series A
4.25%, due 11/1/52	2,000,000	1,769,758

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	$ 1,000,000	$ 794,913
Series A
5.00%, due 10/1/45	1,875,000	1,790,720
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/51	4,230,000	3,333,960
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/51	1,420,000	1,119,202
Series B
4.00%, due 7/1/61	1,000,000	745,521
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada, Revenue Bonds
Series A
4.50%, due 7/15/29 (a)	1,000,000	973,825
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds (a)
Series A
4.75%, due 7/1/29	1,450,000	1,445,086
5.00%, due 7/1/54	7,165,000	5,727,204
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (a)
Series B
5.00%, due 3/1/37	3,030,000	2,992,239
Series B
5.00%, due 3/1/42	3,185,000	3,035,234
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
5.00%, due 12/15/49 (a)	1,900,000	1,728,468
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (a)	1,500,000	1,365,939
Arizona Industrial Development Authority, Heritage Academy Gateway & Laveen Projects, Revenue Bonds
Series C
6.00%, due 7/1/29 (a)	1,600,000	1,578,343
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (a)
6.00%, due 7/1/37	2,465,000	2,498,366
6.00%, due 7/1/47	7,010,000	7,059,531
City of Phoenix, Basis Schools Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	3,820,000	3,625,448
City of Phoenix, Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/59	2,370,000	2,244,105
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	720,000	710,644

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (b)	$ 1,823,141	$ 1,510,731
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,150,000	7,165,584
Industrial Development Authority of the City of Phoenix Arizona (The), Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/54	1,330,000	1,273,996
Industrial Development Authority of the County of Pima (The), American Leadership Academy Project, Revenue Bonds (a)
4.00%, due 6/15/51	3,815,000	2,819,663
4.00%, due 6/15/57	5,685,000	4,043,354
5.625%, due 6/15/45	810,000	784,761
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	700,000	700,094
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds (a)
Series A
4.00%, due 7/1/51	530,000	418,932
Series A
4.00%, due 7/1/56	1,220,000	937,560
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,000,657
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series B
3.60%, due 4/1/40	8,650,000	7,811,940
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (b)(f)
Series A
5.50%, due 10/1/33 (a)	7,673,000	8,042,055
Series B
5.50%, due 10/1/33	2,000,000	2,096,196
		115,604,467
Arkansas 0.9%
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	594,409
Arkansas Development Finance Authority, United States Steel Corp. Project, Revenue Bonds (b)
Series B
4.25%, due 9/1/46 (a)(c)	70,000,000	69,692,322
5.70%, due 5/1/53	7,900,000	8,111,787
Fayetteville Public Facilities Board, Butterfield Trail Village Project, Revenue Bonds
5.25%, due 12/1/46	860,000	879,282
5.50%, due 12/1/54	1,000,000	1,017,747
5.50%, due 12/1/60	2,025,000	2,041,609
		82,337,156

	Principal Amount	Value
Long-Term Municipal Bonds
California 5.4%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	$ 3,440,000	$ 2,438,188
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	1,071,807
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	999,701
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds
Series B, Insured: AG
4.625%, due 7/1/51 (b)	4,000,000	3,879,207
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B
5.00%, due 3/1/36	19,900,000	20,438,500
Series C
5.25%, due 1/1/54 (c)	5,350,000	5,609,958
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	3,500,000	2,326,969
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	34,500,000	27,422,025
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (a)	856,741	16,278
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Revenue Bonds
Series B-2
(zero coupon), due 6/1/55	9,935,000	1,656,980
California Enterprise Development Authority, Provident Group-Pomona Properties LLC, Revenue Bonds
Series A
5.00%, due 1/15/39	650,000	671,210
Series A
5.00%, due 1/15/45	1,000,000	1,005,028
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	250,000	260,612
Series A
4.00%, due 4/1/49	7,005,000	6,239,170
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/46	3,060,000	2,805,200
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	3,225,000	2,762,281
California Municipal Finance Authority, Ochard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/51	3,095,000	2,283,521

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, Ochard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/54	$ 1,500,000	$ 1,071,634
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (b)
Series A, Insured: AG
3.25%, due 12/31/32	3,660,000	3,469,865
Series A, Insured: AG
4.00%, due 12/31/47	9,380,000	8,511,644
Series A
5.00%, due 12/31/43	5,645,000	5,693,324
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds (b)(c)
Series A
3.875%, due 3/1/54	15,500,000	15,518,753
Series A
4.375%, due 9/1/53	3,750,000	3,880,850
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
4.00%, due 10/1/49	1,785,000	1,539,611
California Municipal Finance Authority, Revenue Bonds
Series 1, Class A-2
4.05%, due 7/20/41 (c)	4,144,506	3,711,108
California Municipal Finance Authority, William Jessup University, Revenue Bonds (a)
5.00%, due 8/1/28	950,000	896,748
5.00%, due 8/1/48	2,675,000	1,765,567
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	2,665,000	2,529,272
California Municipal Finance Authority, Gateways Hospital and Mental Health Center, Revenue Bonds
Series A
5.00%, due 9/1/46	1,350,000	1,341,795
Series A
5.25%, due 9/1/55	1,875,000	1,884,893
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/48	19,250,000	19,368,436
Insured: BAM
5.00%, due 5/15/51	15,570,000	15,627,260
California Municipal Finance Authority, Baptist University, Revenue Bonds
Series A
5.375%, due 11/1/40 (a)	3,000,000	2,996,904
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.75%, due 12/1/55	3,000,000	3,115,642
California Public Finance Authority, Enso Village Project, Revenue Bonds
Series A
5.00%, due 11/15/46 (a)	750,000	703,995
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	5,265,000	5,431,026

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
Series B
7.50%, due 7/1/36 (a)	$ 7,470,000	$ 7,456,801
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (a)	2,910,000	2,293,188
California School Finance Authority, Hawking STEAM Charter Schools, Inc., Revenue Bonds
Series A
5.00%, due 7/1/42 (a)	1,360,000	1,363,848
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (a)	3,000,000	2,871,600
California School Finance Authority, Teach Public Schools, Revenue Bonds
Series A
5.00%, due 6/1/58 (a)	2,000,000	1,783,417
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/59 (a)	1,800,000	1,627,262
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	7,200,000	6,764,552
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/41	1,000,000	913,441
Series A
4.00%, due 9/2/51	995,000	833,056
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,095,275
5.00%, due 1/1/48	7,150,000	7,216,271
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/36	2,250,000	2,250,580
Series A
5.00%, due 6/1/46	2,000,000	1,962,025
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds (a)
Series A
5.00%, due 12/1/46	17,190,000	17,190,804
Series A
5.25%, due 12/1/56	3,970,000	3,970,252
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,085,000	1,085,000
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
5.00%, due 5/15/47 (b)	6,000,000	6,099,872
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	1,500,000	1,490,056

	Principal Amount	Value
Long-Term Municipal Bonds
California
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	$ 1,500,000	$ 1,004,138
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (a)	5,500,000	3,814,196
County of Placer, Community Facilities District No. 2017-1, Area No. 1, Special Tax
3.00%, due 9/1/41	1,000,000	786,895
4.00%, due 9/1/51	3,270,000	2,749,975
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (a)	2,750,000	1,891,177
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (a)	11,100,000	7,634,561
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (a)	10,060,000	7,646,057
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A-2
4.00%, due 10/1/56 (a)	9,100,000	6,932,338
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds
Series A-2
4.00%, due 6/1/58 (a)	4,750,000	3,641,330
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AG-CR
3.50%, due 1/15/53	13,265,000	10,631,493
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C, Insured: AG-CR
4.00%, due 1/15/43	16,904,000	16,457,160
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	11,059,000	10,214,319
Series A, Insured: AG-CR
4.00%, due 1/15/46	27,795,000	26,184,113
Golden State Connect Authority, Broadband Project, Revenue Bonds
6.50%, due 12/1/60 (a)	5,000,000	4,843,321
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	272,155,000	25,538,127
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B-1
3.85%, due 6/1/50	11,130,000	10,063,245
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/45	11,880,000	11,535,810
Series A
5.00%, due 7/1/61	58,600,000	53,195,609

	Principal Amount	Value
Long-Term Municipal Bonds
California
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	$ 246,450,000	$ 20,387,527
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
3.391%, due 7/1/27	6,350,000	6,324,050
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	1,945,000	1,505,821
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/42	1,000,000	505,706
Series B, Insured: AG
(zero coupon), due 8/1/47	1,000,000	387,275
San Diego County Regional Airport Authority, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 7/1/56 (b)	11,160,000	9,491,818
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A, Insured: AG-CR
4.00%, due 1/15/50	4,550,000	4,131,895
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/47	24,400,000	8,661,295
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,465,443
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AG
(zero coupon), due 8/1/42	8,780,000	4,556,778
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	18,500,000	3,265,241
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	5,620,000	4,666,326
		521,325,301
Colorado 3.0%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	1,921,085
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,450,000	2,280,222
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	6,900,000	6,987,130
Series A
5.00%, due 10/1/43	7,025,000	7,088,051

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Bent Grass Metropolitan District, Limited General Obligation
5.75%, due 12/1/54 (a)	$ 4,250,000	$ 4,342,419
Broadway Park North Metropolitan District No. 2, Limited General Obligation (a)
5.00%, due 12/1/40	1,000,000	1,000,993
5.00%, due 12/1/49	1,000,000	946,961
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,070,003
Centerra South Metropolitan District No. 1, Revenue Bonds (a)
Series A
5.625%, due 12/1/46	12,480,000	12,048,465
Series A
6.25%, due 12/1/55	5,000,000	5,028,362
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	3,300,000	3,103,351
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 11/15/47	8,500,000	8,618,453
Series A
5.50%, due 11/15/53	7,700,000	7,993,689
City of Fruita Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (a)	9,650,000	9,173,120
Colorado Educational & Cultural Facilities Authority, Denver School of Science & Technology, Inc., Revenue Bonds
Insured: BAM Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,285,462
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (a)	3,050,000	2,481,120
Colorado Educational & Cultural Facilities Authority, New Vision Chater School, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/42	2,635,000	2,376,332
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/52	4,700,000	3,911,500
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/56	6,255,000	5,119,825
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.25%, due 1/15/64	21,105,000	18,075,892
Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc. Project, Revenue Bonds
Series A, Insured: State Higher Education Intercept Program
4.75%, due 4/1/36 (a)	9,000,000	8,736,044
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2, Insured: BAM
3.25%, due 8/1/49	11,600,000	9,018,420
Series A-1
4.00%, due 8/1/44	4,750,000	4,336,226

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
4.00%, due 8/1/49	$ 21,105,000	$ 18,215,707
Series A-2
5.00%, due 8/1/44	11,425,000	11,607,629
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
Series A
5.00%, due 12/1/48	10,565,000	10,522,999
Colorado Health Facilities Authority, Bethesda Project, Revenue Bonds
Series A-1
5.00%, due 9/15/53	12,500,000	11,859,925
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,750,000	3,753,758
Cottonwood Creek Metropolitan District No. 5, Limited General Obligation
(zero coupon), due 12/1/55 (a)(f)	5,000,000	4,041,375
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	1,718,060
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,250,738
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	4,119,151
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	440,872
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,428,547
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	672,968
Series A
(zero coupon), due 9/1/39	1,800,000	1,040,328
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	267,656
Series A
(zero coupon), due 9/1/40	3,450,000	1,887,469
Series A
(zero coupon), due 9/1/41	3,925,000	2,038,234
Evan's Place Metropolitan District, Limited General Obligation
Series A-3
5.00%, due 12/1/50	2,660,000	2,499,578
Flying Horse North Metropolitan District No. 5, Limited General Obligation
Series A
(zero coupon), due 12/1/55 (f)	3,870,000	2,916,531
Granary Metropolitan District No. 9, Special Assessment
5.45%, due 12/1/44 (a)	3,040,000	3,077,769
Green Gables Metropolitan District No. 2, Limited General Obligation
Series A, Insured: BAM
5.125%, due 12/1/53	675,000	675,060

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Green Gables Metropolitan District No. 2, Limited General Obligation
Series A, Insured: BAM
5.25%, due 12/1/58	$ 575,000	$ 576,887
Green Valley Ranch East Metropolitan District No. 6, Limited General Obligation
Series A-3
5.875%, due 12/1/50	3,550,000	3,591,580
Green Valley Ranch East Metropolitan District No. 9, Limited General Obligation
Series A
(zero coupon), due 12/1/55 (f)	1,615,000	1,338,695
Jefferson Center Metropolitan District No. 2, Revenue Bonds
Series A
6.00%, due 12/1/56 (a)	7,500,000	7,484,343
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	16,811,000	16,341,573
Jones District Community Authority Board, Revenue Bonds
Series A
5.75%, due 12/1/50 (f)	2,825,000	2,766,838
Lafferty Canyon Metropolitan District, Limited General Obligation
Series A
5.625%, due 12/1/55	1,500,000	1,512,967
North Range Metropolitan District No. 3, Limited General Obligation
Series A-3
5.25%, due 12/1/50	1,000,000	1,003,834
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 12/1/37	2,790,000	2,747,497
Series A, Insured: AG
4.00%, due 12/1/46	10,000,000	9,196,753
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series A
5.875%, due 12/15/46	2,125,000	2,229,907
Prairie Ridge Metropolitan District No. 1, Limited General Obligation
Series A
6.125%, due 12/1/55	3,545,000	3,553,174
Schmer Farm Metropolitan District, Limited General Obligation
6.25%, due 12/1/56	2,095,000	2,073,874
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	1,987,303
Tailholt Metropolitan District No. 3, Limited General Obligation
Series A-2
(zero coupon), due 12/1/54 (f)	4,000,000	3,400,612
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	746,069
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A, Insured: AG-CR
4.125%, due 12/1/51 (a)	17,949,000	15,598,966
		292,128,351

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut 0.4%
City of New Haven, Unlimited General Obligation
Series A
4.00%, due 8/1/40	$ 2,000,000	$ 1,859,999
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 9/15/41	1,130,000	1,075,580
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,550,000	4,805,523
Series N
4.00%, due 7/1/44	3,500,000	2,889,646
Series N
4.00%, due 7/1/49	500,000	386,930
Series N
5.00%, due 7/1/31	575,000	579,787
Series N
5.00%, due 7/1/33	475,000	476,153
Series N
5.00%, due 7/1/34	700,000	700,708
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	999,936
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds
Series A
5.00%, due 1/1/30 (a)	400,000	401,638
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	5,085,000	4,660,777
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (a)	1,750,000	1,581,046
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (a)	2,235,000	2,111,672
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Issue, Revenue Bonds
Series A-1
5.00%, due 10/1/54 (a)	1,000,000	802,671
Connecticut State Health & Educational Facilities Authority, Fairview Issue, Revenue Bonds
Series A
5.875%, due 12/15/46	1,805,000	1,816,323
Series A
6.25%, due 12/15/53	2,000,000	2,017,605
Series A
6.375%, due 12/15/61	2,235,000	2,253,439
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B, Insured: BAM
3.25%, due 11/15/35 (b)	3,420,000	3,105,094

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	$ 1,370,000	$ 1,370,866
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (a)
4.00%, due 4/1/31	700,000	695,846
4.00%, due 4/1/36	1,090,000	1,040,373
4.00%, due 4/1/41	1,785,000	1,610,035
4.00%, due 4/1/51	1,250,000	983,941
		38,225,588
Delaware 0.4%
County of Kent, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,050,000	1,048,006
Series A
5.00%, due 7/1/48	2,735,000	2,580,662
Series A
5.00%, due 7/1/53	4,040,000	3,690,540
Series A
5.00%, due 7/1/58	8,100,000	7,243,894
Delaware State Economic Development Authority, Newark Charter School, Inc., Revenue Bonds
4.00%, due 9/1/51	1,600,000	1,297,072
5.00%, due 9/1/50	2,100,000	2,021,020
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.25%, due 11/15/53	4,790,000	4,823,934
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,135,000	2,020,331
5.00%, due 6/1/37	1,000,000	1,012,338
Delaware State Health Facilities Authority, Beebe Medical Center, Inc., Revenue Bonds
Insured: BAM
4.375%, due 6/1/48	9,300,000	8,261,357
Town of Bridgeville, Heritage Shores Special Development District, Special Tax
5.625%, due 7/1/53 (a)	3,000,000	3,033,623
		37,032,777
District of Columbia 1.5%
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	3,420,000	2,854,279
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,030,000	1,030,005
5.00%, due 10/1/45	5,055,000	4,767,059
District of Columbia, International School Obligated Group, Revenue Bonds
5.00%, due 7/1/54	2,550,000	2,403,661
District of Columbia, Revenue Bonds
5.00%, due 6/1/55	4,110,000	3,635,358

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	$ 5,005,000	$ 2,711,515
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	90,710,000	78,239,815
Metropolitan Washington Airports Authority, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
4.00%, due 10/1/49	9,185,000	8,153,096
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 10/1/52	4,000,000	3,450,303
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AG
4.00%, due 10/1/53	12,950,000	11,106,772
Metropolitan Washington Airports Authority, Dulles Metrorail and Capital Improvement Projects, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/53	1,000,000	834,242
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (b)
Series A
5.00%, due 10/1/32	15,750,000	15,783,051
Series A
5.00%, due 10/1/46	7,795,000	7,901,225
		142,870,381
Florida 3.5%
Babcock Ranch Community Independent Special District, 2022 Project, Special Assessment
5.00%, due 5/1/53	7,335,000	6,886,956
Brightshore Community Development District, Special Assessment
5.30%, due 5/1/46	1,250,000	1,213,280
5.70%, due 5/1/57	4,295,000	4,147,170
Buckhead Trails II Community Development District, Project, Special Assessment
5.50%, due 5/1/46	500,000	500,106
5.80%, due 5/1/56	1,000,000	987,171
Capital Projects Finance Authority, Provident Group - Continuum Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 11/1/53	3,125,000	2,812,651
Capital Trust Agency, Inc., Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	1,414,302
Series A-1
5.00%, due 1/1/55 (a)	1,750,000	1,478,148
Capital Trust Agency, Inc., Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (a)	2,000,000	2,001,785

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Capital Trust Authority Educational Facilities, St. Johns Classical Academy, Inc. Project, Revenue Bonds
Series A
5.25%, due 6/15/59 (a)	$ 1,000,000	$ 896,198
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	483,976
4.00%, due 5/1/51	845,000	680,009
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	160,183
4.00%, due 5/1/51	290,000	228,073
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue Bonds
5.00%, due 10/1/49 (a)	1,700,000	1,631,053
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	2,938,965
Series B
5.625%, due 11/15/43	1,500,000	1,500,986
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,155,000	9,001,973
City of Pompano Beach, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	650,000	537,561
Series A
4.00%, due 9/1/56	4,915,000	3,950,250
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	7,900,000	6,508,420
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41	725,000	579,293
County of Osceola, Transportation, Revenue Bonds
Series A-1, Insured: AG-CR
4.00%, due 10/1/54	4,345,000	3,750,846
Series A-1
5.00%, due 10/1/44	11,000,000	11,058,661
County of Palm Beach, Palm Beach Atlantic University Project, Revenue Bonds
Series A
5.75%, due 10/1/65 (a)	10,500,000	10,705,473
Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment
5.625%, due 5/1/43	895,000	916,302
5.875%, due 5/1/53	715,000	724,435
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	1,090,000	975,589
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	3,030,000	2,491,403
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	1,385,000	1,175,981

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Escambia County Health Facilities Authority, Baptist Hospital, Inc., Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 8/15/50	$ 4,865,000	$ 4,196,558
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 2/1/52	14,005,000	11,697,808
Series A
5.00%, due 2/1/40	2,600,000	2,616,990
Series A
5.00%, due 2/1/52	1,650,000	1,511,082
Florida Development Finance Corp., River City Education Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/55	1,375,000	1,037,483
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (a)	4,755,000	4,716,515
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/47	1,700,000	1,664,655
Series A
5.00%, due 6/15/50	3,000,000	2,885,502
Series A
5.00%, due 6/15/52	1,275,000	1,219,813
Series A
5.00%, due 6/15/55	25,510,000	24,211,663
Florida Development Finance Corp., Cornerstone Classical Academy, Inc. Project, Revenue Bonds
Series A
5.25%, due 6/1/44 (a)	3,185,000	3,101,176
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
5.00%, due 3/1/47	4,750,000	4,398,932
Florida Higher Educational Facilities Financing Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	6,515,000	5,176,473
Florida Higher Educational Facilities Financing Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,058,969
5.00%, due 3/1/49	1,630,000	1,173,221
Groves at Lake Marion Community Development District, Special Assessment
5.60%, due 12/15/55 (a)	700,000	686,467
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
3.50%, due 8/1/55	3,800,000	2,860,513
Series A
4.00%, due 8/1/50	13,005,000	11,203,481
Series A, Insured: BAM
4.00%, due 8/1/50	40,340,000	35,522,508
Series A
4.00%, due 8/1/55	52,185,000	43,878,896
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	545,000	442,453

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
4.00%, due 5/1/52	$ 655,000	$ 531,695
Laurel Road Community Development District, Special Assessment
5.30%, due 5/1/46	2,400,000	2,304,472
Lee County Industrial Development Authority, Revenue Bonds
Series A-1
4.00%, due 4/1/49	4,015,000	3,427,323
Lee County Industrial Development Authority, Cypress Cove at Healthpark Florida Obligated Group, Revenue Bonds
Series A
5.25%, due 10/1/52	1,850,000	1,737,879
Madeira Community Development District, Assessment Area No. 2, Special Assessment
5.50%, due 5/1/45	875,000	878,399
5.80%, due 5/1/55	1,660,000	1,632,756
Miami Beach Health Facilities Authority, Mt Sinai Medical Center, Revenue Bonds
Series B
3.00%, due 11/15/51	4,190,000	2,964,451
Middleton Community Development District A, 2024 Assessment Area, Special Assessment
4.55%, due 5/1/44	600,000	572,741
4.75%, due 5/1/55	1,150,000	1,040,058
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	495,000	459,573
3.50%, due 5/1/41	975,000	804,482
Mirada II Community Development District 2021, Capital Improvement, Special Assessment
4.00%, due 5/1/51	1,865,000	1,505,189
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	297,772
4.125%, due 5/1/52	365,000	299,972
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	441,054
4.00%, due 5/1/51	1,075,000	878,986
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
6.00%, due 10/1/36 (f)	3,700,000	4,177,175
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	4,000,000	3,791,025
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc., Revenue Bonds
Series B
5.625%, due 5/15/61	4,000,000	4,008,042
PBR Community Development District, Special Assessment
Series A-1
5.00%, due 3/1/48	1,000,000	975,408
Series A-2
5.125%, due 3/1/56	645,000	617,170
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	3,030,000	2,866,257

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/39	$ 1,750,000	$ 1,756,558
Series A
5.00%, due 1/1/55	800,000	752,100
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	1,825,000	1,630,901
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
5.625%, due 5/1/44	1,500,000	1,511,863
6.00%, due 5/1/56	1,500,000	1,505,250
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,527,417
4.25%, due 5/1/53	3,000,000	2,512,589
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	884,042
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	17,550,000	12,483,434
Southern Groves Community Development District No. 5, Series 2024 Assessment Area, Special Assessment
5.70%, due 5/1/50	920,000	944,926
Stillwater Community Development District, 2021 Project, Special Assessment (a)
3.00%, due 6/15/31	385,000	359,128
3.50%, due 6/15/41	2,285,000	1,902,058
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,423,647
Tradition Community Development District No. 9, Community Infrastructure, Special Assessment
5.40%, due 5/1/45	710,000	713,757
5.65%, due 5/1/56	880,000	864,837
Two Lakes Community Development District, Special Assessment
5.00%, due 5/1/55	1,500,000	1,437,783
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	1,500,000	1,486,170
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	925,933
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (a)	235,000	209,153
Viera Stewardship District, Village 2 Project, Special Assessment
Series 2
5.30%, due 5/1/43	2,335,000	2,371,761
Series 2
5.50%, due 5/1/54	3,300,000	3,232,028
Village Community Development District No. 15, Special Assessment (a)
4.55%, due 5/1/44	985,000	944,749
4.80%, due 5/1/55	3,220,000	2,993,045
5.00%, due 5/1/43	840,000	849,816
5.25%, due 5/1/54	2,630,000	2,611,846

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	$ 1,765,000	$ 1,559,606
4.25%, due 5/1/52	2,205,000	1,834,159
		335,038,792
Georgia 1.5%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (a)	5,355,000	4,639,028
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/49	9,600,000	8,654,566
Columbia County Hospital Authority, WellStar Health System, Revenue Bonds
Series A
5.75%, due 4/1/53	10,500,000	11,120,960
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue Bonds
Series A
5.00%, due 6/1/50	300,000	281,804
Series A
5.00%, due 6/1/55	400,000	367,352
Series A
5.00%, due 6/1/63	1,315,000	1,174,831
Development Authority of Burke County (The), Oglethorpe Power Corp. Vogtle Project, Revenue Bonds
Series C
4.125%, due 11/1/45	18,145,000	17,071,308
Series D
4.125%, due 11/1/45	7,000,000	6,568,739
Development Authority of Cobb County Student Housing, KSU Housing Real Estate Foundations Projects, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/15/57	1,000,000	1,012,038
Development Authority of Cobb County Student Housing, KSU Housing Real Estate Foundations Projects, Revenue Bonds
Series B
5.25%, due 6/15/57	750,000	751,994
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/42	1,150,000	1,150,134
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	525,000
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds
Series A
4.00%, due 1/1/54	4,750,000	3,926,091
Series B
5.00%, due 1/1/54 (a)	4,000,000	3,770,487
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	2,225,000	2,093,332
Series A
5.00%, due 5/15/38	3,500,000	3,643,072

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	$ 14,150,000	$ 12,733,030
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	11,335,000	9,943,256
Series B, Insured: BAM
4.00%, due 1/1/49	56,515,000	50,855,633
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 1/1/59	5,000,000	4,276,796
Series A, Insured: AG
5.00%, due 7/1/52	1,500,000	1,520,169
		146,079,620
Guam 0.2%
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	970,000	962,657
Series A
5.00%, due 2/1/40	4,825,000	4,742,323
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	230,000	230,683
Series A
5.00%, due 1/1/50	7,370,000	7,496,485
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	2,350,000	2,361,207
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	5,820,000	5,731,085
		21,524,440
Hawaii 0.4%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	2,300,000	2,236,015
5.00%, due 5/15/49	4,250,000	4,137,561
5.00%, due 5/15/51	5,585,000	5,372,121
State of Hawaii, Department of Budget & Finance, Revenue Bonds
3.20%, due 7/1/39	2,750,000	2,329,881
State of Hawaii, Airports System, Revenue Bonds
Series A
5.50%, due 7/1/54 (b)	5,000,000	5,251,099
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AG-CR
3.50%, due 10/1/49 (b)	25,800,000	21,375,519

	Principal Amount	Value
Long-Term Municipal Bonds
Hawaii
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (a)	$ 1,500,000	$ 1,338,587
		42,040,783
Idaho 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Ltd., Revenue Bonds
Series A, Insured: AG-CR
3.00%, due 3/1/51	4,000,000	2,781,045
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	2,100,000	2,077,310
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	4,315,000	3,449,282
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment
6.25%, due 9/1/54 (a)	4,000,000	4,072,638
		12,380,275
Illinois 8.6%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds
Series A, Insured: BAM
5.00%, due 12/1/42	7,150,000	7,212,854
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,125,000	4,886,112
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	12,900,000	10,862,655
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	136,742
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	880,779
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	3,750,000	3,278,867
Series A
4.00%, due 12/1/42	2,965,000	2,513,279
Series A
4.00%, due 12/1/43	4,000,000	3,343,702
Series A, Insured: BAM
4.00%, due 12/1/47	43,945,000	37,028,598
Series A
5.00%, due 12/1/30	3,500,000	3,546,646
Series B
5.00%, due 12/1/31	4,650,000	4,713,761
Series A
5.00%, due 12/1/37	13,405,000	13,158,446
Series A
5.00%, due 12/1/38	5,150,000	5,002,483

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series A
5.00%, due 12/1/42	$ 10,205,000	$ 9,725,602
Series D
5.00%, due 12/1/46	11,600,000	10,500,914
Series D
5.00%, due 12/1/46	1,500,000	1,367,890
Series H
5.00%, due 12/1/46	6,470,000	5,856,975
Series A
5.00%, due 12/1/47	33,695,000	30,103,184
Series A
5.75%, due 12/1/50	15,000,000	15,073,989
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,272,400
Series H
5.00%, due 12/1/36	1,915,000	1,897,249
Series G
5.00%, due 12/1/44	2,785,000	2,569,180
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,637,132
5.00%, due 4/1/36	1,270,000	1,285,292
Insured: BAM
5.00%, due 4/1/42	3,500,000	3,507,126
5.00%, due 4/1/46	4,650,000	4,559,338
5.75%, due 4/1/48	5,750,000	6,019,084
6.00%, due 4/1/46	41,400,000	41,859,594
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (b)	1,500,000	1,518,473
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AG
5.50%, due 1/1/53 (b)	4,690,000	4,802,359
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
5.50%, due 1/1/55 (b)	1,750,000	1,786,666
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	219,199
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/44	5,575,000	5,322,924
Series A
5.50%, due 1/1/49	495,000	495,523
Series A
6.00%, due 1/1/38	35,215,000	35,368,090
City of Marion, STAR Bond District Project Area No. 1, Revenue Bonds
6.625%, due 6/1/55	7,160,000	7,190,109

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (b)	$ 500,000	$ 430,176
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,850,000	11,632,443
4.00%, due 10/1/55	14,590,000	11,897,617
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	1,600,000	1,332,777
4.00%, due 11/1/56	750,000	609,181
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,546,317
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (d)(e)
5.00%, due 2/15/37	6,576,870	197,306
5.125%, due 2/15/45	5,096,517	152,896
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,650,000	8,994,752
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40 (d)(e)	381,519	3,815
Illinois Finance Authority, Navy Pier, Inc., Revenue Bonds
Series B
5.00%, due 10/1/44 (a)	750,000	738,973
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	1,155,000	1,103,074
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	2,856,314
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
Series C
5.00%, due 8/1/49	1,300,000	1,211,066
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	7,985,000	7,248,782
Illinois Finance Authority, Roosevelt University, Revenue Bonds (a)
Series A
6.00%, due 4/1/38	2,680,000	2,709,088
Series A
6.125%, due 4/1/49	900,000	894,704
Series A
6.125%, due 4/1/58	1,455,000	1,413,441
Macon County School District No. 61, Unlimited General Obligation
Series C, Insured: AG
4.00%, due 1/1/40	2,500,000	2,367,984
Series C, Insured: AG
4.00%, due 1/1/45	2,875,000	2,666,669

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AG-CR NATL-RE
(zero coupon), due 6/15/30	$ 5,675,000	$ 4,973,552
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	37,700,000	29,717,270
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	1,165,000	897,463
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	2,250,000	1,695,788
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,315,000	33,369,336
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	33,795,000	22,039,173
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	6,000,000	3,804,072
Series A
(zero coupon), due 6/15/37	3,000,000	1,885,916
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	29,910,000	18,468,689
Series A, Insured: NATL-RE
(zero coupon), due 6/15/38	14,365,000	8,614,850
Series A
(zero coupon), due 12/15/39	3,500,000	1,899,522
Series A, Insured: AG-CR NATL-RE
(zero coupon), due 12/15/40	27,700,000	14,635,115
Series B-1, Insured: AG
(zero coupon), due 6/15/43	32,130,000	14,933,896
Series B-1, Insured: AG
(zero coupon), due 6/15/44	13,660,000	5,994,003
Series B-1, Insured: AG
(zero coupon), due 6/15/47	6,270,000	2,297,503
Series B
(zero coupon), due 12/15/50	37,865,000	10,897,365
Series B
(zero coupon), due 12/15/51	57,100,000	15,509,759
Series A, Insured: AG
(zero coupon), due 12/15/52	6,180,000	1,639,811
Series B, Insured: BAM
(zero coupon), due 12/15/54	56,510,000	13,430,732
Series A, Insured: BAM
(zero coupon), due 12/15/56	51,050,000	10,885,555
Series B, Insured: AG
(zero coupon), due 12/15/56	32,250,000	6,876,771
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,364,725
Series A
4.00%, due 6/15/50	23,900,000	20,285,536

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
4.00%, due 6/15/52	$ 29,500,000	$ 24,566,051
Series B
5.00%, due 6/15/42	1,430,000	1,457,404
Series A
5.00%, due 6/15/50	12,825,000	12,731,054
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	2,162,802
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B-1, Insured: AG
(zero coupon), due 6/15/45	3,150,000	1,304,400
Metropolitan Pier & Exposition Authority, State of Illinois McCormick Place Expansion Project Fund, Revenue Bonds
Series A
4.00%, due 12/15/47	3,550,000	3,092,972
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/40	1,245,000	1,177,194
Insured: BAM
4.00%, due 10/1/41	1,660,000	1,557,335
Northern Illinois University, Certificate of Participation
Insured: BAM
5.50%, due 4/1/49	2,000,000	2,069,383
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/49	13,600,000	12,042,406
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	27,720,000	26,307,297
Series C
4.00%, due 10/1/41	7,550,000	7,037,206
Series C, Insured: BAM
4.00%, due 10/1/42	8,650,000	8,144,503
Series C, Insured: AG-CR
4.25%, due 10/1/45	23,200,000	21,926,972
Series A
5.00%, due 12/1/27	2,315,000	2,377,192
Series B
5.00%, due 12/1/27	8,915,000	9,154,501
5.00%, due 2/1/28	2,700,000	2,727,753
Series C
5.00%, due 11/1/29	14,135,000	14,452,499
Series A
5.00%, due 12/1/31	1,485,000	1,515,667
Series A
5.00%, due 12/1/39	2,400,000	2,425,440
5.75%, due 5/1/45	16,820,000	17,613,416

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	$ 19,300,000	$ 17,973,609
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/43	1,600,000	1,591,743
5.00%, due 12/1/48	13,055,000	12,814,159
Village of Bellwood, Bellwood Workforce Housing Project, Tax Allocation
5.00%, due 12/1/50	1,750,000	1,720,877
Village of Bridgeview, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	90,907
Series A
5.50%, due 12/1/43	1,545,000	1,496,630
Series A
5.50%, due 12/1/43	1,260,000	1,211,231
Series A
5.625%, due 12/1/41	3,940,000	3,879,966
Series A
5.75%, due 12/1/35	2,705,000	2,705,942
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	205,000	204,518
Insured: NATL-RE
4.45%, due 12/1/28	430,000	423,997
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,058
Insured: NATL-RE
4.50%, due 12/1/32	520,000	491,705
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,053
Village of Riverdale, Unlimited General Obligation
8.00%, due 10/1/36	1,495,000	1,497,933
Village of Romeoville, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/41	3,750,000	3,222,859
Series B
5.00%, due 10/1/36	1,000,000	999,967
Series B
5.00%, due 10/1/39	2,275,000	2,208,284
		829,054,878
Indiana 0.5%
City of Mount Vernon, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (b)(c)	7,750,000	7,798,405
City of Valparaiso, Pratt Paper LLC Project, Revenue Bonds
5.00%, due 1/1/54 (a)(b)	5,000,000	4,887,909
County of Warrick, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (b)(c)	7,350,000	7,395,907

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, Marian University, Inc., Revenue Bonds
Series A
4.00%, due 9/15/44	$ 1,090,000	$ 925,789
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	1,923,104
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/53	14,750,000	14,151,556
Indiana Finance Authority, Marian University Project, Revenue Bonds
5.125%, due 9/15/51	1,500,000	1,450,649
Indiana Finance Authority, Unidy Properties LLC, Revenue Bonds
5.25%, due 7/1/55	1,000,000	887,514
5.75%, due 7/1/60	3,750,000	3,550,193
Indiana Finance Authority, Margaret Mary Community Hospital Obligated Group, Revenue Bonds
Series A
5.75%, due 3/1/54	7,250,000	7,383,169
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (b)	1,250,000	1,370,577
		51,724,772
Iowa 1.1%
City of Coralville, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	920,000	802,134
Series C
5.00%, due 5/1/42	6,900,000	6,721,843
City of Coralville, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	2,506,112
Iowa Finance Authority, Iowa Fertilizer Co. Project, Revenue Bonds
5.00%, due 12/1/50	15,235,000	16,914,110
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds
Series A
5.125%, due 5/15/59	10,600,000	9,885,544
Iowa Finance Authority, Pella Regional Health Center, Revenue Bonds
5.75%, due 12/1/55	3,000,000	3,062,329
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	13,850,000	11,926,716
Iowa Higher Education Loan Authority, University of Dubuque Project, Revenue Bonds
5.00%, due 10/1/45	1,500,000	1,458,790
6.00%, due 10/1/55	5,000,000	5,151,633
Iowa Student Loan Liquidity Corp., Revenue Bonds
Series C
5.00%, due 12/1/54 (b)	2,500,000	2,307,934
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2, Class 2
(zero coupon), due 6/1/65	181,300,000	25,654,657

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/49	$ 11,100,000	$ 9,442,114
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B, Insured: AG-CR
3.00%, due 9/1/61	8,700,000	5,852,111
		101,686,027
Kansas 0.4%
City of Manhattan, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	855,511
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (a)	41,525,000	24,325,025
Series A
5.00%, due 9/1/27	1,340,000	1,340,176
Wyandotte County-Kansas City Unified Government, Northwest Speedway STAR Bond District Project, Revenue Bonds (a)
4.75%, due 3/1/41	3,000,000	2,907,537
5.50%, due 3/1/46	7,810,000	7,762,504
		37,190,753
Kentucky 1.0%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,430,000	4,038,869
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,355,000	3,358,598
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(b)
Series A
4.45%, due 1/1/42	7,950,000	7,835,801
Series B
4.45%, due 1/1/42	8,950,000	8,821,436
Series A
4.70%, due 1/1/52	15,565,000	14,637,041
Series B
4.70%, due 1/1/52	5,830,000	5,482,425
Kentucky Bond Development Corp., Collegiate Housing Foundation - Bowling Green LLC, Revenue Bonds
Series A, Insured: AG
4.75%, due 7/1/56	3,000,000	2,882,168
Series A, Insured: AG
5.00%, due 7/1/65	9,000,000	8,841,513
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/45	12,500,000	12,396,574
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	31,335,000	27,977,477
		96,271,902

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (a)	$ 2,500,000	$ 1,996,490
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series A
3.00%, due 5/15/47	4,750,000	3,425,404
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	4,700,000	4,656,021
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 9/1/66	58,415,000	55,472,175
5.75%, due 9/1/64	30,850,000	31,762,743
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien
5.50%, due 9/1/54 (b)	3,900,000	3,955,639
		101,268,472
Maine 0.0% ‡
City of Portland, General Airport, Revenue Bonds
Insured: BAM
4.00%, due 1/1/40	1,150,000	1,125,678
Maryland 1.1%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	4,000,000	3,653,649
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	1,410,000	1,312,360
County of Frederick, Technology Park Project TIF Development District, Special Tax
Series B
4.625%, due 7/1/43 (a)	9,765,000	9,767,189
Maryland Department of Transportation, Baltimore/Washington International Thurgood Marshall Airport, Revenue Bonds
Series A, Insured: AG
5.25%, due 8/1/49 (b)	9,000,000	9,278,762
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
4.00%, due 9/1/50	6,750,000	5,563,499
Maryland Economic Development Corp., Core Natural Resources, Inc., Revenue Bonds
5.00%, due 7/1/48 (a)(c)	7,900,000	8,402,776
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds
Series B
5.25%, due 6/30/47 (b)	30,225,000	30,300,100
Maryland Economic Development Corp., Purple Line Transit Partners LLC, Revenue Bonds
Series B
5.25%, due 6/30/55 (b)	4,425,000	4,333,545
Maryland Economic Development Corp., Morgan State University Harper-Tubman Project, Revenue Bonds
Series A, Insured: AG
5.75%, due 7/1/64	2,955,000	3,162,133
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc., Revenue Bonds
Series A
4.00%, due 6/1/46	750,000	662,502

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Inc., Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/51	$ 20,110,000	$ 17,719,470
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/55	900,000	740,520
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,018,395
Series A
5.00%, due 7/1/48	3,000,000	3,017,574
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (a)
Series A
5.125%, due 7/1/37	1,260,000	1,260,982
Series A
5.375%, due 7/1/52	1,530,000	1,468,530
Maryland Health & Higher Educational Facilities Authority, Kennedy Krieger Issue, Revenue Bonds
Series A
5.25%, due 7/1/51	3,000,000	3,063,093
Series A
5.50%, due 7/1/56	3,000,000	3,101,353
		107,826,432
Massachusetts 1.0%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series C, Insured: AG
4.00%, due 10/1/45	2,150,000	1,945,559
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/46	1,500,000	1,375,098
Series C
4.00%, due 11/1/51	20,000	17,370
Massachusetts Development Finance Agency, UMass Memorial Health Care, Inc., Revenue Bonds
Series N-1, Insured: AG-CR
4.50%, due 7/1/54	9,250,000	8,770,992
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (a)
5.00%, due 11/15/33	3,000,000	3,075,286
5.125%, due 11/15/46	5,600,000	5,645,949
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds
Series G
5.00%, due 7/15/35	270,000	290,018
Series G
5.00%, due 7/15/36	235,000	252,423
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/38	1,215,000	1,156,550
5.00%, due 10/1/43	2,000,000	1,884,144
5.00%, due 10/1/48	7,650,000	6,875,799
5.00%, due 10/1/54	15,400,000	13,407,853

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	$ 2,700,000	$ 2,700,450
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds (a)
5.00%, due 7/1/41	3,875,000	3,654,097
5.00%, due 7/1/51	1,505,000	1,273,647
5.00%, due 7/1/56	1,405,000	1,158,186
Massachusetts Development Finance Agency, CHF Wentworth, Inc. Issue, Revenue Bonds (a)
Series A
5.00%, due 7/1/46	1,850,000	1,829,016
Series A
5.125%, due 7/1/51	2,500,000	2,405,807
Series A
5.375%, due 7/1/56	3,275,000	3,213,527
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,040,000	9,754,075
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (b)
Series B
2.00%, due 7/1/37	2,525,000	2,046,856
Series C
3.00%, due 7/1/51	7,305,000	4,741,773
Massachusetts Educational Financing Authority, Revenue Bonds (b)
Series D
5.00%, due 7/1/54	10,000,000	9,426,122
Series B
5.50%, due 7/1/55	8,000,000	7,827,843
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/40	4,030,000	3,099,707
		97,828,147
Michigan 2.2%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,415,000	3,234,591
5.00%, due 2/15/47	3,000,000	2,741,054
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	700,000	688,190
5.125%, due 11/1/35	605,000	580,527
City of Detroit, Unlimited General Obligation
5.00%, due 4/1/27	850,000	858,835
5.00%, due 4/1/33	1,200,000	1,224,488
5.00%, due 4/1/35	1,000,000	1,018,697
5.00%, due 4/1/37	1,100,000	1,117,218
5.00%, due 4/1/38	850,000	862,227
5.50%, due 4/1/45	1,100,000	1,133,425
5.50%, due 4/1/50	6,240,000	6,350,097
City of Detroit, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,018

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	$ 1,150,000	$ 1,132,880
4.00%, due 7/1/41	3,600,000	3,092,452
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/41	2,085,000	2,079,862
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	48,300,000	13,010,687
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65	284,320,000	28,528,271
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,470,000	3,873,149
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	6,650,000	6,014,243
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
Series A, Insured: BAM
4.00%, due 11/15/50	4,945,000	4,289,895
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	998,940
5.00%, due 12/1/40	1,700,000	1,631,361
5.00%, due 12/1/45	4,400,000	4,135,773
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,496,073
5.25%, due 2/1/32	3,350,000	3,355,265
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,744,160
Michigan Finance Authority, Lawrence Technological University Project, Revenue Bonds
5.00%, due 2/1/47	2,195,000	1,995,914
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,004,822	892,666
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,636,743
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (a)	1,855,000	1,790,278
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	303,182
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	1,765,000	1,750,378
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
5.00%, due 6/30/48 (b)	23,475,000	23,077,200
Michigan Tobacco Settlement Finance Authority, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	272,855,000	38,802,846
Series B
(zero coupon), due 6/1/52	23,170,000	2,914,387

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Tobacco Settlement Finance Authority, Capital Appreciation, Revenue Bonds
Series C
(zero coupon), due 6/1/58	$ 419,350,000	$ 6,823,747
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	733,684
State of Michigan, Trunk Line, Revenue Bonds
5.25%, due 11/15/49	31,180,000	32,813,218
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,438,936
		213,175,557
Minnesota 1.1%
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	6,390,000	2,950,117
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.25%, due 8/1/43	300,000	300,866
Series A
5.375%, due 8/1/50	1,250,000	1,219,964
City of Ham Lake, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,250,000	3,115,434
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	1,400,000	1,075,886
Series A
4.00%, due 7/1/56	1,080,000	795,259
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (a)	3,785,000	3,283,319
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	925,000	753,644
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,350,000	15,178,032
Series A
5.25%, due 2/15/53	22,465,000	22,544,099
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,207,124
Series B
5.25%, due 6/15/47	3,000,000	3,101,089
Series B
5.25%, due 6/15/52	4,750,000	4,867,476

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
Minnesota Municipal Gas Agency, Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/35	$ 46,100,000	$ 47,228,150
		110,620,459
Mississippi 0.0% ‡
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	6,700,000	4,355,870
Missouri 0.6%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	1,385,000	1,382,022
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/46	1,695,000	1,560,667
City of Lees Summit, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (a)	2,970,000	2,840,267
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	2,888,967
Series A
5.00%, due 6/15/45	3,270,000	3,093,899
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,399,452
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,729,436
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	6,915,000	5,882,963
5.00%, due 12/1/52	4,400,000	4,480,752
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	1,850,000	2,005,984
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A, Insured: AG
4.00%, due 3/1/57 (b)	2,400,000	2,017,924
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Area, Revenue Bonds (a)
Series A-1
5.00%, due 6/1/46	1,875,000	1,880,480
Series A-1
5.00%, due 6/1/54	1,250,000	1,210,116
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (a)	6,200,000	6,218,721
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	305,000	303,256
6.00%, due 5/1/42	2,800,000	2,751,579
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	5,423,862

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Springfield School District No. R-12, Unlimited General Obligation
2.25%, due 3/1/40	$ 2,000,000	$ 1,471,544
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,724,421
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	2,000,000	2,002,276
		54,268,588
Montana 0.3%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	9,750,000	9,860,430
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (a)
Series A
(zero coupon), due 10/15/55 (f)	7,490,000	6,052,013
Series A
4.00%, due 10/15/41	1,080,000	719,124
Series A
4.00%, due 10/15/46	2,500,000	1,627,912
Series A
4.00%, due 10/15/51	4,710,000	2,917,388
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,465,000	5,488,922
Montana Facility Finance Authority, St. John's United Project, Revenue Bonds
Series A
6.125%, due 11/15/56	2,000,000	2,010,479
Series A
6.125%, due 11/15/61	1,500,000	1,503,308
		30,179,576
Nebraska 0.0% ‡
County of Douglas, Creighton University, Revenue Bonds
Series A
3.00%, due 7/1/51	2,500,000	1,740,327
Nevada 0.3%
Carson City, Carson Tahoe Regional Healthcare Obligated Group, Revenue Bonds
5.00%, due 9/1/47	2,320,000	2,270,907
City of Las Vegas, Special Improvement District No. 818, Special Assessment
5.00%, due 12/1/49	1,110,000	1,094,572
5.00%, due 12/1/54	1,250,000	1,212,357
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (a)	9,000,000	1,450,641

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	$ 2,390,000	$ 2,225,794
City of Reno, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (a)	9,000,000	1,065,834
City of Reno, 2024 Special Assessment District No. 1, Special Assessment (a)
5.00%, due 6/1/41	825,000	843,222
5.25%, due 6/1/54	1,100,000	1,087,517
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	4,215,000	3,860,211
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/30	2,755,000	2,897,488
5.00%, due 7/1/34	2,000,000	2,074,567
5.00%, due 7/1/45	5,050,000	5,081,305
		25,164,415
New Hampshire 1.1%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: BAM
(zero coupon), due 1/1/27	2,380,000	2,343,509
New Hampshire Business Finance Authority, River Ranch Project, Revenue Bonds
(zero coupon), due 12/1/31 (a)	20,000,000	14,622,786
New Hampshire Business Finance Authority, The Wildflower Project, Revenue Bonds
(zero coupon), due 12/15/33 (a)	5,077,000	3,244,957
New Hampshire Business Finance Authority, The Astro Sunterra Project, Revenue Bonds
(zero coupon), due 12/15/34 (a)	10,000,000	5,777,699
New Hampshire Business Finance Authority, Revenue Bonds
(zero coupon), due 12/15/41	2,000,000	755,369
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/51	7,850,000	6,458,440
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (a)	5,250,000	5,235,855
New Hampshire Business Finance Authority, Woodloands Hills Utility Districts 128A & 129 (The), Revenue Bonds
5.875%, due 12/15/36 (a)	3,450,000	3,454,101
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	58,585,000	61,118,180
		103,010,896
New Jersey 2.6%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (a)	2,000,000	1,882,134
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/50 (a)	2,450,000	2,009,909
4.00%, due 6/15/51	1,100,000	928,515

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/60 (a)	$ 8,155,000	$ 6,351,017
Series A
4.00%, due 8/1/60 (a)	3,755,000	2,924,046
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/36	5,200,000	5,420,695
Series LLL
5.00%, due 6/15/49	3,590,000	3,642,463
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	2,650,000	2,632,033
Series A
5.00%, due 7/1/47	3,095,000	2,943,710
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	11,985,000	11,800,471
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,008,835
Insured: AG
5.125%, due 7/1/42	1,705,000	1,714,249
5.375%, due 1/1/43	15,105,000	15,117,481
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	8,975,000	8,987,350
New Jersey Economic Development Authority, NYNJ Link Borrower LLC, Revenue Bonds
5.625%, due 1/1/52 (b)	16,695,000	16,705,449
New Jersey Higher Education Student Assistance Authority, Revenue Bonds (b)
Series C
5.25%, due 12/1/54	2,800,000	2,731,244
Series B
5.25%, due 12/1/56	2,300,000	2,240,482
Series 1-C
5.50%, due 12/1/55	3,000,000	3,010,393
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
4.00%, due 6/15/38	10,350,000	10,084,366
Series AA
4.00%, due 6/15/40	11,250,000	10,744,692
Series A
4.00%, due 6/15/41	3,000,000	2,840,203
Series BB
4.00%, due 6/15/41	3,750,000	3,550,254
Series BB
4.00%, due 6/15/44	14,890,000	13,766,686
Series AA
4.00%, due 6/15/45	40,170,000	37,006,259

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
4.00%, due 6/15/46	$ 6,140,000	$ 5,644,184
Series AA
4.00%, due 6/15/50	9,360,000	8,546,921
Series BB
4.00%, due 6/15/50	20,805,000	18,997,724
Series CC
4.125%, due 6/15/50	1,750,000	1,629,462
Series AA
4.25%, due 6/15/44	2,055,000	1,961,972
Series AA
5.00%, due 6/15/50	3,655,000	3,695,127
South Jersey Port Corp., Marine Terminal, Revenue Bonds
Series B
5.00%, due 1/1/48 (b)	23,050,000	22,737,486
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 11/1/50	9,900,000	9,137,579
Series A, Insured: BAM
5.00%, due 11/1/45	7,000,000	7,179,234
		251,572,625
New York 10.0%
Albany Capital Resource Corp., KIPP Capital Region Public Charter Schools, Revenue Bonds
5.00%, due 6/1/64	4,260,000	3,951,175
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 7/15/43	2,135,000	1,603,232
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (a)	1,225,000	1,102,561
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds (a)
Series A
5.00%, due 12/1/51	1,000,000	892,171
Series A
5.00%, due 12/1/55	1,080,000	938,922
Build NYC Resource Corp., Airport Facilities, Revenue Bonds
5.50%, due 7/1/50 (b)	2,000,000	2,051,233
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	6,600,000	6,553,344
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	37,500,000	7,961,640
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	6,050,000	6,067,063

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	$ 950,000	$ 944,133
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	2,425,000	1,954,540
Series A
4.00%, due 11/1/47	1,530,000	1,135,417
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	31,350,000	28,047,779
Series E
4.00%, due 11/15/45	23,375,000	20,923,178
Series A-1
4.00%, due 11/15/46	21,195,000	18,707,637
Series A-1
4.00%, due 11/15/46	11,050,000	9,753,215
Series A-3, Insured: AG
4.00%, due 11/15/46	2,545,000	2,253,224
Series A-1
4.00%, due 11/15/48	6,440,000	5,545,292
Series A-1
4.00%, due 11/15/49	35,565,000	30,438,444
Series A-1, Insured: AG
4.00%, due 11/15/50	8,550,000	7,371,448
Series A-1
4.00%, due 11/15/50	800,000	680,774
Series D
4.00%, due 11/15/50	7,730,000	6,626,280
Series A-1
4.00%, due 11/15/51	10,290,000	8,708,539
Series A-1
4.00%, due 11/15/52	3,340,000	2,809,539
Series A-2
5.00%, due 11/15/27	3,150,000	3,168,078
Series B
5.00%, due 11/15/28	1,190,000	1,250,728
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AG
4.00%, due 11/15/47	2,000,000	1,748,922
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/27	2,055,000	2,066,794
Monroe County Industrial Development Corp., Rochester Regional Health Obligated Group, Revenue Bonds
4.00%, due 12/1/41	2,955,000	2,642,946
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,400,000	1,253,305

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	$ 2,075,000	$ 1,033,690
Series A-3
5.125%, due 6/1/46	12,605,000	6,245,648
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 1/1/46	12,615,000	9,752,033
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 3/1/49	1,750,000	1,269,881
Series A, Insured: AG-CR
3.00%, due 3/1/49	17,600,000	12,810,920
New York City Transitional Finance Authority, Revenue Bonds
Series E-1
4.00%, due 2/1/49	49,060,000	44,159,784
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	3,591,552
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	2,500,000	1,167,813
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,600,000	11,152,879
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	3,750,000	2,639,178
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.125%, due 9/15/50	21,530,000	15,683,944
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	27,180,000	27,217,438
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/38	1,750,000	1,593,893
Series A
4.00%, due 9/1/40	3,150,000	2,909,209
Series A
4.00%, due 9/1/50	6,700,000	5,469,685
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 7/1/50	4,240,000	3,719,318
Series A
4.00%, due 7/1/53	4,310,000	3,615,418
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/30 (a)	2,200,000	2,180,330

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/45 (a)	$ 2,200,000	$ 1,936,800
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	8,500,000	6,373,743
Series A-1
3.00%, due 3/15/51	33,195,000	24,137,117
Series A-1
4.00%, due 3/15/53	14,875,000	13,138,704
New York State Thruway Authority, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/50	10,135,000	9,163,210
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/50	9,700,000	6,960,387
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	6,150,000	5,769,225
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 10/1/30	9,160,000	9,300,971
4.375%, due 10/1/45	75,465,000	71,281,620
5.00%, due 10/1/35	6,110,000	6,343,241
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (b)
4.00%, due 10/31/46	4,000,000	3,589,196
4.00%, due 4/30/53	5,620,000	4,848,925
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/34	9,750,000	10,341,242
5.00%, due 12/1/36	5,000,000	5,247,618
5.00%, due 12/1/38	9,750,000	10,120,972
5.00%, due 12/1/39	13,805,000	14,255,507
5.00%, due 12/1/40	4,785,000	4,923,733
Insured: AG-CR
5.00%, due 12/1/40	17,260,000	17,885,556
5.00%, due 12/1/42	3,375,000	3,454,113
5.375%, due 6/30/60	10,000,000	9,938,697
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (b)
Insured: AG
5.00%, due 6/30/49	3,115,000	3,106,752
Insured: AG
5.00%, due 6/30/54	8,315,000	8,252,699
Insured: AG
5.125%, due 6/30/60	12,000,000	11,943,294
5.50%, due 6/30/54	58,250,000	59,014,170
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: BAM
5.00%, due 6/30/60	25,000,000	24,859,952
5.25%, due 6/30/49	35,360,000	35,542,769

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: BAM
5.375%, due 6/30/60	$ 5,000,000	$ 5,053,535
Insured: BAM
5.50%, due 6/30/60	15,995,000	16,340,083
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (b)
5.25%, due 8/1/31	2,950,000	3,055,753
5.375%, due 8/1/36	3,445,000	3,571,620
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/31/54 (b)	22,470,000	22,835,214
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds (b)
Series A
5.50%, due 12/31/54	98,975,000	100,365,520
Series A
5.50%, due 12/31/60	4,380,000	4,434,337
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 12/1/40	3,755,000	3,023,889
Series A, Insured: AG
3.00%, due 12/1/44	6,450,000	4,764,744
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,053,997
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 223
4.00%, due 7/15/46	9,520,000	8,545,028
Series 218
4.00%, due 11/1/47	2,455,000	2,176,590
Series 236
5.00%, due 1/15/52	3,590,000	3,618,297
Rockland County Economic Assistance Corp., Bon Secours Charity Health System, Inc., Revenue Bonds
7.50%, due 11/1/55	28,280,000	30,913,606
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,505,164
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	895,000	787,053
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	71,340,000	5,824,989
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	1,015,000	1,015,300

	Principal Amount	Value
Long-Term Municipal Bonds
New York
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	$ 19,500,000	$ 18,133,812
		965,112,910
North Carolina 0.5%
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	2,300,000	2,113,576
4.00%, due 9/1/51	1,200,000	989,511
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	2,940,000	2,448,473
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue Bonds
Series A
5.00%, due 10/1/39	500,000	517,574
Series A
5.00%, due 10/1/44	1,010,000	1,031,346
Series A
5.00%, due 10/1/49	1,015,000	1,018,333
Series A
5.125%, due 10/1/54	4,450,000	4,452,281
North Carolina Medical Care Commission, First Mortgage, Porters Neck Village, Revenue Bonds
Series A
5.20%, due 1/1/56	2,000,000	1,997,832
North Carolina Medical Care Commission, Twin Lakes Community, Revenue Bonds
Series A
5.25%, due 1/1/55	2,800,000	2,817,857
North Carolina Medical Care Commission, First Mortgage, Carolina Village, Inc., Revenue Bonds
Series A
5.375%, due 4/1/51	2,055,000	2,019,768
Series A
5.50%, due 4/1/56	2,200,000	2,158,770
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AG
3.00%, due 1/1/42	2,320,000	1,843,778
Insured: AG-CR
5.00%, due 1/1/49	23,700,000	24,018,127
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/51	2,745,000	2,745,988
		50,173,214
North Dakota 0.4%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AG-CR
4.00%, due 12/1/46	3,955,000	3,472,882
Series A, Insured: AG
5.00%, due 12/1/48	2,950,000	2,973,323

	Principal Amount	Value
Long-Term Municipal Bonds
North Dakota
City of Grand Forks, Altru Health System, Revenue Bonds
Series A, Insured: AG
5.00%, due 12/1/53	$ 2,800,000	$ 2,806,888
County of Cass, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,100,000	9,132,041
County of Ward, Trinity Health Obligated Group, Revenue Bonds
Series C
5.00%, due 6/1/43	7,500,000	6,994,185
County of Ward, Trinity Health, Revenue Bonds
Series C
5.00%, due 6/1/48	16,890,000	15,209,805
Series C
5.00%, due 6/1/53	725,000	634,209
		41,223,333
Ohio 3.9%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	29,875,000	30,055,328
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	5,185,000	3,666,806
Series B-2
5.00%, due 6/1/55	252,375,000	191,168,233
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,270,000	11,035,782
Series A
5.50%, due 8/1/52	1,000,000	1,013,958
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,905,000	4,646,421
Series A
5.00%, due 12/1/47	1,435,000	1,321,269
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,326,420
5.00%, due 2/15/52	6,595,000	6,279,262
5.00%, due 2/15/57	10,400,000	9,744,961
5.25%, due 2/15/47	3,715,000	3,718,020
5.50%, due 2/15/57	27,285,000	27,299,336
County of Cuyahoga, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	2,920,000	2,926,832
County of Hamilton, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,062,790
County of Montgomery, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	2,791,789
Dayton-Montgomery County Port Authority, Dayton Regional STEM Schools, Inc. Project, Revenue Bonds
5.00%, due 12/1/54	1,000,000	966,131

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	$ 4,250,000	$ 4,045,566
Lancaster Port Authority, Vivera Fairfield Project, Revenue Bonds
Series B
7.75%, due 4/1/30 (a)	7,700,000	7,707,275
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(b)	1,310,000	1,230,677
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	4,700,000	3,515,452
5.00%, due 11/1/44	750,000	684,205
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,619,674
5.00%, due 3/1/44	6,535,000	6,055,694
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	894,075
5.50%, due 12/1/53	1,215,000	1,092,945
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation
5.00%, due 12/1/44	1,000,000	1,015,213
5.125%, due 12/1/55	2,655,000	2,638,513
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	8,000,000	7,066,470
Series A, Insured: BAM
4.00%, due 1/15/50	33,060,000	28,845,772
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,376,498
Series A
5.00%, due 7/1/39	2,000,000	1,906,219
Series A
5.00%, due 7/1/46	9,440,000	8,618,797
		377,336,383
Oklahoma 0.2%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/45	2,500,000	1,623,271
5.00%, due 9/1/37	3,510,000	2,630,715
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (a)	1,480,000	1,382,405
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,249,978
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc. Project, Revenue Bonds
6.25%, due 12/1/35 (b)	13,800,000	15,440,649
		22,327,018
Oregon 0.0% ‡
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	725,045

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon ‡
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (a)	$ 1,560,000	$ 1,411,117
		2,136,162
Pennsylvania 3.5%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series A
5.00%, due 6/1/59	3,500,000	3,340,169
Allegheny County Airport Authority, Pittsburgh International Airport, Revenue Bonds (b)
Series A, Insured: AG
4.00%, due 1/1/46	5,355,000	4,856,687
Series A
4.00%, due 1/1/56	7,500,000	6,265,536
Allegheny County Hospital Development Authority, Allegheny Health Network, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 4/1/44	15,900,000	14,631,929
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (a)	1,895,000	1,606,375
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	2,495,000	2,389,716
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/42	14,750,000	14,753,217
5.00%, due 5/1/42	8,465,000	8,478,321
5.00%, due 5/1/42	4,605,000	4,736,769
5.125%, due 5/1/32	4,250,000	4,300,890
5.375%, due 5/1/42	4,125,000	4,164,454
Allentown Neighborhood Improvement Zone Development Authority, 615 Waterfront Project, Revenue Bonds
6.00%, due 5/1/42 (a)	3,845,000	4,026,394
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
Insured: AG-CR
4.00%, due 7/1/46	2,910,000	2,647,746
Insured: AG-CR
4.00%, due 7/1/51	7,065,000	6,169,857
5.00%, due 7/1/40	655,000	665,238
5.00%, due 7/1/41	2,500,000	2,530,962
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT-5
4.00%, due 4/1/46	2,035,000	1,569,046
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,226,302
5.75%, due 10/1/38	3,200,000	3,118,331
5.75%, due 10/1/43	2,290,000	2,189,731
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
4.50%, due 10/1/64 (a)	5,900,000	4,693,079
Chester County Industrial Development Authority, Avon Grove Charter School, Revenue Bonds
5.00%, due 3/1/27	2,375,000	2,376,871

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (a)	$ 1,179,000	$ 1,170,513
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.25%, due 10/15/47	1,000,000	876,475
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (a)
5.00%, due 9/15/27	705,000	701,067
5.00%, due 9/15/28	740,000	732,884
5.00%, due 9/15/29	150,000	147,455
5.00%, due 9/15/37	640,000	641,425
5.00%, due 9/15/37	2,755,000	2,491,259
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	150,000	142,710
County of Lehigh, Lehigh Health Network, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 7/1/49	1,660,000	1,481,520
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	204,767
Series A
5.00%, due 1/1/39	290,000	292,942
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (a)
5.00%, due 10/15/34	4,920,000	2,706,000
5.125%, due 10/15/41	4,650,000	2,557,500
5.875%, due 10/15/40	3,700,000	2,035,000
6.25%, due 10/15/53	9,150,000	5,032,500
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,215,000	1,237,239
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	369,393
5.00%, due 12/1/49	1,020,000	911,266
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (a)
Series A
6.00%, due 7/15/38	2,370,000	2,396,204
Series A
6.50%, due 7/15/48	4,150,000	4,196,851
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO-2
5.00%, due 5/1/46	3,145,000	2,865,614
Jefferson County Hospital Authority (The), Punxsutawney Area Hospital, Inc., Revenue Bonds
4.50%, due 1/15/27 (a)	5,270,000	5,271,166
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	3,000,000	2,667,999
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/49	3,450,000	2,837,577
5.00%, due 12/1/49	1,825,000	1,742,830

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/51	$ 2,750,000	$ 2,251,537
Lehigh County General Purpose Authority, Lehigh Valley Academy Regional Charter School, Revenue Bonds
4.00%, due 6/1/52	1,000,000	793,710
4.00%, due 6/1/57	4,500,000	3,473,049
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
Insured: BAM
4.00%, due 9/1/44	3,000,000	2,757,129
Insured: AG-CR
4.00%, due 9/1/49	20,360,000	17,890,344
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	3,995,000	3,353,716
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,530,000	4,535,576
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (c)	9,250,000	9,174,412
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	3,726,511
Pennsylvania Economic Development Financing Authority, PA Bridges Finco LP, Revenue Bonds
5.00%, due 6/30/42	2,000,000	1,976,556
Pennsylvania Economic Development Financing Authority, Eastern University Project, Revenue Bonds
5.00%, due 10/1/45	2,200,000	2,129,214
5.25%, due 10/1/50	2,250,000	2,144,109
5.375%, due 10/1/55	3,375,000	3,209,748
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
Insured: AG
5.00%, due 12/31/57	7,900,000	7,902,068
5.25%, due 6/30/53	8,395,000	8,467,979
5.75%, due 6/30/48	6,560,000	6,874,442
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc. Project, Revenue Bonds
5.45%, due 1/1/51 (a)(b)(c)	8,850,000	9,560,036
Pennsylvania Higher Education Assistance Agency, Revenue Bonds (b)
Series B
5.00%, due 6/1/49	7,600,000	7,251,943
Series 1-C
5.00%, due 6/1/51	4,950,000	4,626,428
Pennsylvania Turnpike Commission, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 12/1/46	6,770,000	6,311,427
Series A
4.00%, due 12/1/50	7,650,000	6,720,240
Series A, Insured: BAM
4.00%, due 12/1/50	46,265,000	41,805,831
Philadelphia Authority for Industrial Development, Mariana Bracetti Academy Charter School, Revenue Bonds
Series B
4.875%, due 12/15/35 (a)	5,410,000	5,374,531

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds (a)
5.00%, due 6/15/39	$ 1,725,000	$ 1,715,856
5.00%, due 6/15/43	1,500,000	1,471,846
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,064,601
Series A
5.00%, due 5/1/50	3,130,000	2,810,038
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	915,000	912,736
Series A
5.00%, due 8/1/50	1,050,000	999,649
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds (a)
5.00%, due 3/15/45	300,000	310,513
5.00%, due 3/15/45 (d)(e)	1,512,050	302,410
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (a)	1,700,000	1,565,916
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (a)
Series A
5.125%, due 6/1/38	3,660,000	3,591,424
Series A
5.25%, due 6/1/48	3,085,000	2,913,385
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	3,600,000	3,602,896
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	929,407
5.00%, due 6/1/46	4,625,000	3,961,629
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,056,344
		336,966,962
Puerto Rico 12.1%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	43,900,000	8,662,870
Series B
(zero coupon), due 5/15/57	65,600,000	2,023,320
5.50%, due 5/15/39	710,000	720,320
5.625%, due 5/15/43	36,560,000	37,050,350
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	26,422,270	19,210,229
Series A-1
4.00%, due 7/1/35	53,687,833	53,253,064

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/37	$ 33,727,084	$ 32,992,606
Series A-1
4.00%, due 7/1/41	19,323,126	18,126,638
Series A-1
4.00%, due 7/1/46	12,500,000	11,314,530
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	163,001,513	116,342,330
(zero coupon), due 11/1/51	78,723,928	57,566,873
(zero coupon), due 11/1/51	27,500,000	9,246,875
(zero coupon), due 11/1/51	32,213,209	17,193,800
(zero coupon), due 11/1/51	19,202,816	12,649,855
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	132,142,004	130,624,261
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/27	345,000	350,067
Series A
5.00%, due 7/1/30	3,135,000	3,305,342
Series A
5.00%, due 7/1/35	15,960,000	16,608,782
Series A
5.00%, due 7/1/37	5,750,000	6,037,125
Series A
5.00%, due 7/1/47	127,655,000	128,766,301
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
5.00%, due 7/1/33	5,300,000	5,602,293
Series B
5.00%, due 7/1/37	20,695,000	21,570,177
Puerto Rico Electric Power Authority, Revenue Bonds
(zero coupon), due 7/1/30 (a)	7,000,000	5,153,750
(zero coupon), due 7/1/30 (a)	5,500,000	4,049,375
Series PP
(zero coupon), due 7/1/30 (a)	10,000,000	7,362,500
Series UU, Insured: AG
3.162%, due 7/1/29	2,050,000	2,023,154
Series DDD
3.30%, due 7/1/19 (d)(e)	1,015,000	738,412
Series ZZ
4.25%, due 7/1/20 (d)(e)	1,355,000	985,762
Series CCC
4.25%, due 7/1/23 (d)(e)	1,150,000	836,625
Series CCC
4.375%, due 7/1/22 (d)(e)	115,000	83,663
Series CCC
4.60%, due 7/1/24 (d)(e)	200,000	145,500

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series CCC
4.625%, due 7/1/25 (d)(e)	$ 1,085,000	$ 789,337
Series XX
4.75%, due 7/1/26 (d)(e)	320,000	232,800
Series ZZ
4.75%, due 7/1/27 (d)(e)	405,000	295,144
Series A
4.80%, due 7/1/29 (d)(e)	690,000	502,838
Series DDD
5.00%, due 7/1/20 (d)(e)	3,250,000	2,364,375
Series TT
5.00%, due 7/1/20 (d)(e)	2,195,000	1,596,862
Series CCC
5.00%, due 7/1/21 (d)(e)	470,000	341,925
Series DDD
5.00%, due 7/1/21 (d)(e)	275,000	200,063
Series TT
5.00%, due 7/1/21 (d)(e)	1,215,000	883,912
Series TT
5.00%, due 7/1/23 (d)(e)	365,000	265,538
Series CCC
5.00%, due 7/1/24 (d)(e)	1,845,000	1,342,237
Series TT
5.00%, due 7/1/24 (d)(e)	450,000	327,375
Series CCC
5.00%, due 7/1/25 (d)(e)	575,000	418,313
Series TT
5.00%, due 7/1/25 (d)(e)	1,030,000	749,325
Series TT
5.00%, due 7/1/26 (d)(e)	1,050,000	763,875
Series TT, Insured: AG-CR
5.00%, due 7/1/27	150,000	150,179
Series TT
5.00%, due 7/1/27 (d)(e)	1,250,000	910,937
Series WW
5.00%, due 7/1/28 (d)(e)	380,000	276,925
Series TT
5.00%, due 7/1/32 (d)(e)	9,320,000	6,791,950
Series A
5.00%, due 7/1/42 (d)(e)	8,755,000	6,380,206
Series A
5.05%, due 7/1/42 (d)(e)	825,000	601,219
Series ZZ
5.25%, due 7/1/20 (d)(e)	225,000	163,688
Series ZZ
5.25%, due 7/1/23 (d)(e)	620,000	451,050

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series AAA
5.25%, due 7/1/24 (d)(e)	$ 3,000,000	$ 2,182,500
Series WW
5.25%, due 7/1/25 (d)(e)	1,605,000	1,167,637
Series AAA
5.25%, due 7/1/26 (d)(e)	110,000	80,025
Series ZZ
5.25%, due 7/1/26 (d)(e)	3,720,000	2,706,300
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	634,108
Series AAA
5.25%, due 7/1/30 (d)(e)	985,000	717,819
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,872,702
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	345,186
Series WW
5.25%, due 7/1/33 (d)(e)	8,310,000	6,055,912
Series XX
5.25%, due 7/1/35 (d)(e)	2,265,000	1,650,619
Series XX
5.25%, due 7/1/40 (d)(e)	18,055,000	13,157,581
Series BBB
5.40%, due 7/1/28 (d)(e)	9,615,000	7,006,931
Series WW
5.50%, due 7/1/38 (d)(e)	11,595,000	8,449,856
Series XX
5.75%, due 7/1/36 (d)(e)	4,055,000	2,955,081
Series A
6.75%, due 7/1/36 (d)(e)	11,550,000	8,691,375
Series A
7.00%, due 7/1/33 (d)(e)	1,500,000	1,128,750
Series A
7.00%, due 7/1/43 (d)(e)	4,750,000	3,574,375
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (d)(e)
Series EEE
5.95%, due 7/1/30	25,585,000	18,645,069
Series EEE
6.05%, due 7/1/32	12,265,000	8,938,119
Series YY
6.125%, due 7/1/40	44,950,000	32,757,312
Series EEE
6.25%, due 7/1/40	10,165,000	7,407,744
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/1/27	700,000	700,000

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	$ 1,842,000	$ 1,561,744
Series A-1
(zero coupon), due 7/1/46	221,114,000	80,858,250
Series A-1
(zero coupon), due 7/1/51	99,595,000	26,462,909
(zero coupon), due 8/1/54	498,957	106,310
Series A-1
4.75%, due 7/1/53	30,968,000	29,444,272
Series A-2
4.784%, due 7/1/58	18,087,000	17,123,970
Series B-1
5.00%, due 7/1/58	10,000,000	9,518,979
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	20,500,000	20,038,811
Series A-1
5.00%, due 7/1/58	93,191,000	89,677,112
		1,165,014,180
Rhode Island 0.2%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AG
(zero coupon), due 9/1/26	685,000	683,248
Series A, Insured: AG
(zero coupon), due 9/1/29	1,835,000	1,644,304
Series A, Insured: AG
(zero coupon), due 9/1/30	1,835,000	1,578,910
Series A, Insured: AG
(zero coupon), due 9/1/32	1,500,000	1,182,422
Series A, Insured: AG
(zero coupon), due 9/1/34	1,000,000	717,301
Series A, Insured: AG
(zero coupon), due 9/1/35	360,000	245,413
Series A, Insured: AG
(zero coupon), due 9/1/36	470,000	303,809
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	78,620,000	10,558,855
		16,914,262
South Carolina 0.6%
County of Berkeley, Nexton Improvement District, Special Assessment
4.375%, due 11/1/49	1,500,000	1,315,909
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (a)	3,530,000	2,362,497

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
5.00%, due 4/1/54	$ 1,105,000	$ 1,063,884
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
5.25%, due 11/15/47	5,025,000	5,024,493
5.25%, due 11/15/52	1,490,000	1,440,534
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,710,000	5,362,353
Series B, Insured: BAM
4.00%, due 12/1/48	20,839,000	19,051,847
Series B, Insured: BAM
4.00%, due 12/1/50	4,805,000	4,315,484
Series B, Insured: BAM
4.00%, due 12/1/54	4,932,000	4,317,239
Series B, Insured: BAM
4.00%, due 12/1/55	14,546,000	12,679,546
		56,933,786
Tennessee 0.4%
Bartlett Industrial Development Board, Union Depot Project, Tax Allocation
6.20%, due 7/1/49 (a)	3,500,000	3,536,443
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	2,640,000	2,682,200
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
Insured: AG-CR
4.00%, due 5/1/51	13,405,000	11,790,155
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/51	2,830,000	2,173,978
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	1,880,000	1,749,088
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	8,650,000	8,037,287
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (c)	6,550,000	6,826,590
		36,795,741
Texas 4.1%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
4.00%, due 7/15/45	365,000	303,482
5.00%, due 7/15/41	3,300,000	3,218,384

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	$ 315,000	$ 248,938
(zero coupon), due 1/1/34	3,275,000	2,472,431
(zero coupon), due 1/1/35	3,700,000	2,659,288
(zero coupon), due 1/1/36	2,000,000	1,363,870
(zero coupon), due 1/1/39	3,500,000	1,998,824
City of Anna, Sherley Farms Public Improvement District Improvement Area No. 1, Special Assessment (a)
5.35%, due 9/15/46	1,000,000	991,441
5.70%, due 9/15/56	1,500,000	1,481,949
City of Anna, Hurricane Creek Public Improvement District Improvement Area No. 3, Special Assessment (a)
5.625%, due 9/1/46	750,000	756,203
5.875%, due 9/1/56	1,150,000	1,152,915
City of Arlington, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	2,855,000	2,246,850
City of Gunter, Platinum Ranch Public Improvement District Improvement Area No. 1 Project, Special Assessment
6.00%, due 9/15/56	2,000,000	1,965,848
City of Gunter, Platinum Ranch Public Improvement District Major Improvement Area Project, Special Assessment
6.75%, due 9/15/56	1,865,000	1,835,497
City of Houston, Airport System, United Airlines Inc. Project, Revenue Bonds
Series B-1
4.00%, due 7/15/41 (b)	4,100,000	3,755,074
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A
4.00%, due 7/1/48 (b)	6,810,000	5,885,378
City of Houston, United Airlines, Inc., Revenue Bonds (b)
Series B
5.50%, due 7/15/37	4,045,000	4,340,274
Series B
5.50%, due 7/15/39	13,285,000	14,079,668
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds, First Lien
Series C
5.50%, due 9/1/58	27,000,000	28,417,346
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (a)	1,250,000	1,181,309
City of Lowry Crossing, Simpson Road Public Improvement District Projects, Special Assessment
6.00%, due 9/15/55 (a)	1,300,000	1,324,497
City of Princeton, Eastridge Public Improvement District Improvement Area No. 4, Special Assessment
5.625%, due 9/1/55 (a)	700,000	702,489
City of Princeton, Whitewing Trails Public Improvement Distric No. 2 Improvement Areas No. 3A-3C Project, Special Assessment
5.625%, due 9/1/56	1,380,000	1,356,480
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	4,030,000	3,406,859
County of Denton, Green Meadows Public Improvement District Area No. 1, Special Assessment (a)
5.375%, due 12/31/45	1,750,000	1,804,535
5.625%, due 12/31/55	2,500,000	2,547,038

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
County of Medina, Viera Public Improvement District No. 1 Improvement Area No. 1 Project, Special Assessment
5.75%, due 9/1/56	$ 1,000,000	$ 986,659
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	1,725,000	1,232,789
Grand Parkway Transportation Corp., Grand Parkway System, Revenue Bonds, First Tier
Series C, Insured: AG-CR
4.00%, due 10/1/49	72,540,000	64,438,123
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	852,449
Series A
5.00%, due 6/1/38	1,960,000	1,731,642
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	64,426
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	530,273
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,966
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	650,019
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	195,631
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	136,126
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	220,000	118,817
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,175,000	595,753
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	455,000	230,845
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,070,000	508,618
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,095,000	521,782
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	760,000	338,164
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	575,000	257,292
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	125,000	52,097
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,353,079
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/38	35,615,000	18,177,551

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/40	$ 1,310,000	$ 586,670
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	2,514,701
Houston Higher Education Finance Corp., Houston Christian University Project, Revenue Bonds
5.25%, due 10/1/54	1,500,000	1,432,040
Lake Houston Redevelopment Authority, City of Houston Reinvestment Zone No. 10, Revenue Bonds
3.00%, due 9/1/47	2,330,000	1,496,965
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,499,993
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (a)
4.00%, due 8/15/36	1,000,000	906,878
4.00%, due 8/15/41	6,315,000	5,327,785
4.00%, due 8/15/46	880,000	705,165
4.00%, due 8/15/56	6,900,000	4,948,971
Series A
5.00%, due 8/15/54	5,245,000	4,581,809
Series A
5.00%, due 8/15/59	4,400,000	3,779,360
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AG
4.00%, due 7/1/48	1,000,000	869,686
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	350,000	298,801
4.00%, due 11/1/55	1,250,000	1,026,586
5.00%, due 11/1/55	1,200,000	1,164,950
5.00%, due 11/1/60	5,000,000	4,806,220
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	555,000	430,614
Series A-1
5.00%, due 12/1/54	3,770,000	3,483,463
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds (a)
Series A
5.00%, due 8/15/40	3,950,000	3,548,254
Series A
5.00%, due 8/15/50	750,000	622,895
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (a)	3,880,000	3,471,407
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,095,000	1,011,561
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	5,900,000	5,158,429

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	$ 17,800,000	$ 13,504,760
Parkside on the River Municipal Utility District No. 2, Unlimited General Obligation
4.50%, due 8/15/47	1,095,000	957,345
4.50%, due 8/15/50	1,015,000	860,206
Port Freeport, Revenue Bonds, Senior Lien
4.00%, due 6/1/51 (b)	4,035,000	3,259,543
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47 (b)	4,500,000	3,790,559
Reagan Hospital District of Reagan County, Limited General Obligation
Series A
5.125%, due 2/1/39	1,400,000	1,355,512
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	4,000,000	3,216,015
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,350,000	1,350,080
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,250,253
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,025,000	2,913,453
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.281%, due 9/15/27	20,570,000	20,602,970
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/37	2,120,000	2,070,356
Series A
4.00%, due 12/31/38	2,745,000	2,654,802
Series A
4.00%, due 12/31/39	4,385,000	4,192,469
5.50%, due 12/31/58 (b)	26,000,000	26,642,798
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien
5.00%, due 6/30/58 (b)	61,890,000	60,399,305
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/43	3,750,000	1,629,679
Series A
(zero coupon), due 8/1/44	4,200,000	1,722,864
Tomball Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	4,185,000	4,309,964
		395,834,104

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands 2.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	$ 23,765,000	$ 24,698,197
Series A
5.00%, due 10/1/32	37,995,000	39,983,518
Series A
5.00%, due 10/1/39	104,875,000	107,700,070
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (a)	14,870,000	14,908,493
Series A
5.00%, due 10/1/32	12,100,000	12,101,901
Series A
5.00%, due 10/1/34 (a)	2,600,000	2,600,101
Series C
5.00%, due 10/1/39 (a)	9,310,000	9,001,311
		210,993,591
Utah 2.3%
Arrowhead Springs Public Infrastructure District, Arrowhead Springs Assessment Area, Special Assessment
5.625%, due 12/1/54 (a)	3,200,000	3,215,727
Black Desert Public Infrastructure District, Limited General Obligation (a)
Series A
3.75%, due 3/1/41	410,000	366,777
Series A
4.00%, due 3/1/51	9,850,000	8,032,474
Black Desert Public Infrastructure District, Assessment Area No. 1, Special Assessment
5.625%, due 12/1/53 (a)	17,294,088	17,526,078
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/51	8,450,000	8,462,537
Series A
5.25%, due 7/1/48	1,750,000	1,794,813
Downtown Daybreak Public Infrastructure District No. 1, South Station Housing and Transit Reinvestment Zone, Tax Allocation
5.625%, due 3/1/46 (a)	1,750,000	1,772,164
Lomond Heights Public Infrastructure District, Lomond Heights Assessment Area, Special Assessment
Series A-2
5.625%, due 12/1/55	3,600,000	3,573,675
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (a)
4.50%, due 6/1/51	7,070,000	5,797,052
4.625%, due 6/1/57	5,000,000	4,036,409
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (a)	1,900,000	1,589,744
Mida Mountain Village Public Infrastructure District, Special Assessment (a)
Series A
4.50%, due 8/1/40	1,500,000	1,488,578
Series A
5.00%, due 8/1/50	5,000,000	4,879,604

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Mida Mountain Village Public Infrastructure District, Tax Allocation (a)
Series 1
5.50%, due 6/1/50	$ 1,000,000	$ 1,011,686
Series 1
5.75%, due 6/1/60	2,650,000	2,713,412
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,923,860
Series A-1
4.00%, due 6/1/41	2,430,000	2,276,735
Series A-1
4.00%, due 6/1/52	12,945,000	10,735,898
Series A-2
4.00%, due 6/1/52	1,000,000	821,963
Moonlight Village Public Infrastructure District No. 1, Limited General Obligation
Series A
6.00%, due 3/1/56 (a)	1,660,000	1,672,462
Skyfall Infrastructure Financing District, Assessment Area No. 1, Special Assessment
7.00%, due 12/1/55 (a)	34,500,000	34,342,632
SkyRidge Pegasus Infrastructure Financing District, SkyRidge Pegasus Assessment Area, Special Assessment
5.25%, due 12/1/44 (a)	13,250,000	13,225,063
Tech Ridge Public Infrastructure District, Tech Ridge Assessment Area, Special Assessment
6.25%, due 12/1/54 (a)	6,000,000	6,172,334
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (a)	7,500,000	6,784,606
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	2,975,000	2,687,280
Insured: BAM UT CSCE
4.00%, due 4/15/50	3,395,000	2,936,040
Utah Charter School Finance Authority, North Star Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 4/15/45	2,020,000	1,801,625
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/45	1,870,000	1,636,982
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/54	4,700,000	3,834,207
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/51	3,000,000	2,529,173
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
3.00%, due 10/15/45	4,425,000	3,310,334
4.00%, due 10/15/42	3,970,000	3,598,316
Series A
5.00%, due 10/15/32	1,615,000	1,618,175
Series A
5.00%, due 10/15/34	3,085,000	3,068,604

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
Series A
5.00%, due 10/15/37	$ 1,100,000	$ 1,087,600
Series A
5.00%, due 10/15/40	3,780,000	3,692,902
5.00%, due 10/15/46	4,900,000	4,864,319
Series A
5.375%, due 10/15/40	5,910,000	5,922,676
5.625%, due 10/15/38	2,530,000	2,702,675
6.00%, due 10/15/47	6,350,000	6,823,031
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/34	1,410,000	1,363,066
Verk Industrial Regional Public Infrastructure District, Tax Allocation
6.625%, due 9/1/47 (a)	6,000,000	6,337,988
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	11,923,259	12,293,802
		218,325,078
Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	2,350,000	2,037,055
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (b)	3,500,000	3,071,685
		5,108,740
Virginia 1.8%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
5.00%, due 7/1/51	8,870,000	8,629,979
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	6,700,000	6,187,024
Series A
5.00%, due 1/1/55	16,100,000	14,245,047
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,255,000	6,321,334
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,202,280
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	2,625,572
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	3,455,000	3,290,979

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	$ 4,590,000	$ 3,602,477
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	840,000	724,266
5.00%, due 4/1/49	1,000,000	953,116
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series A-1
6.706%, due 6/1/46	25,465,000	18,281,418
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	9,500,000	7,280,319
4.00%, due 6/1/46	1,360,000	1,150,779
6.00%, due 6/1/55	3,200,000	3,314,594
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (a)	1,945,000	1,481,810
Virginia Small Business Financing Authority, Elizabeth River Crossings OpCo LLC, Revenue Bonds, Senior Lien
3.00%, due 1/1/41 (b)	4,000,000	3,155,698
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (b)
4.00%, due 7/1/39	1,380,000	1,317,914
4.00%, due 1/1/48	20,170,000	17,804,769
5.00%, due 1/1/36	1,345,000	1,396,589
5.00%, due 1/1/38	3,000,000	3,091,406
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
Series A
4.00%, due 1/1/45	2,510,000	2,324,795
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/51	11,840,000	10,386,284
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	6,000,000	6,029,237
Virginia Small Business Financing Authority, I-495 Hot Lanes Project, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/52	5,645,000	5,471,204
5.00%, due 12/31/57	11,460,000	10,996,535
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/56 (b)	28,125,000	27,587,790
		169,853,215
Washington 1.3%
Grant County Public Hospital District No. 1, Unlimited General Obligation
5.125%, due 12/1/48	3,945,000	3,885,758
5.125%, due 12/1/52	2,550,000	2,449,901
Pend Oreille County Public Utility District No. 1, Green Bond, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,824,546
5.00%, due 1/1/48	5,130,000	5,147,861
Port of Seattle, Intermediate Lien, Revenue Bonds
Series B
5.00%, due 8/1/47 (b)	5,800,000	5,862,848

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (b)	$ 1,825,000	$ 1,826,947
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	8,685,000	8,823,830
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,486,950
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/43	5,565,000	4,532,044
Series B
3.00%, due 7/1/48	2,465,000	1,847,210
Series B
3.00%, due 7/1/58	8,875,000	5,695,198
Series B, Insured: BAM
3.00%, due 7/1/58	13,510,000	9,298,316
Series B, Insured: AG-CR
3.00%, due 7/1/58	4,000,000	2,607,112
Insured: AG-CR
4.00%, due 7/1/58	8,810,000	7,321,374
Series B, Insured: AG-CR
4.00%, due 7/1/58	1,750,000	1,488,518
5.00%, due 7/1/58	9,750,000	9,441,038
Washington State Convention Center Public Facilities District, Revenue Bonds
Series B
3.00%, due 7/1/58	3,690,000	2,503,904
Washington State Convention Center Public Facilities District, Lodging, Revenue Bonds
Series B
4.00%, due 7/1/48	1,010,000	878,403
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (a)
Series A
4.00%, due 1/1/41	3,820,000	3,238,476
Series A
4.00%, due 1/1/51	1,700,000	1,238,869
Series A
4.00%, due 1/1/57	7,785,000	5,393,856
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	2,800,000	2,635,428
Washington State Housing Finance Commission, Blakeley and Laurel Villages Project, Revenue Bonds (a)
Series A
5.50%, due 7/1/50	7,700,000	7,722,492
Series A
5.75%, due 7/1/60	10,400,000	10,511,800
Series B
7.00%, due 7/1/64	2,500,000	2,579,203
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	81,635
4.00%, due 12/1/37	305,000	223,340

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	$ 9,520,000	$ 8,757,018
5.50%, due 12/1/33	2,070,000	1,990,568
		122,294,443
West Virginia 0.4%
County of Monongalia, Development District No. 4 University Town Center, Tax Allocation
Series A
6.00%, due 6/1/53 (a)	4,170,000	4,352,913
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, Tax Allocation
5.25%, due 6/1/44	1,250,000	1,265,595
5.25%, due 6/1/53	2,000,000	1,946,976
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	3,300,000	3,013,246
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (a)	910,000	842,049
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (a)	4,000,000	4,027,926
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 1/1/37	4,825,000	4,560,337
Series A, Insured: AG-CR
4.00%, due 1/1/38	2,500,000	2,354,953
Series A, Insured: AG-CR
4.125%, due 1/1/47	13,200,000	11,458,247
		33,822,242
Wisconsin 3.9%
Public Finance Authority, Cole Ranch Project, Revenue Bonds
(zero coupon), due 12/15/40 (a)	10,000,000	3,389,447
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (a)
Series B
(zero coupon), due 1/1/60	70,900,000	6,267,127
Series A-1
5.00%, due 1/1/55	18,765,000	15,849,964
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (a)	120,000	118,819
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds
4.00%, due 3/1/30 (a)	950,000	908,431
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	4,000,000	3,817,064
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds (a)
4.00%, due 4/1/42	1,390,000	1,213,152
4.00%, due 4/1/42	100,000	103,596
4.00%, due 4/1/52	3,000,000	2,332,712

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds (a)
5.00%, due 4/1/30	$ 100,000	$ 104,133
5.00%, due 4/1/30	500,000	508,031
5.00%, due 4/1/40	300,000	295,885
5.00%, due 4/1/50	100,000	106,446
5.00%, due 4/1/50	1,400,000	1,284,528
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	11,260,000	9,503,173
Series A
4.00%, due 1/1/52	3,130,000	2,454,710
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 7/1/50	1,000,000	864,204
Series A, Insured: AG
4.00%, due 7/1/55	1,250,000	1,044,606
Series A, Insured: AG
4.00%, due 7/1/59	775,000	633,922
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	3,970,000	2,984,775
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds (b)
4.00%, due 9/30/51	17,860,000	14,904,241
4.00%, due 3/31/56	8,965,000	7,238,065
Public Finance Authority, The United Methodist Retirement Homes, Revenue Bonds
Series A
4.00%, due 10/1/51	3,580,000	3,065,197
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/56	2,250,000	1,597,896
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	4,500,000	3,568,071
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/28	1,000,000	1,030,635
Series A
5.00%, due 10/1/29	2,000,000	2,079,527
Series A
5.00%, due 10/1/34	1,090,000	1,122,882
Series A
5.00%, due 10/1/39	16,300,000	16,593,508
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	6,535,000	6,601,622
5.00%, due 1/1/45	560,000	562,748
Public Finance Authority, TrIPs Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	1,025,000	1,024,990

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, TrIPs Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/42	$ 4,500,000	$ 4,499,958
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,333,615
Series B
5.00%, due 6/1/49	2,720,000	2,616,231
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	1,570,000	1,290,471
5.50%, due 1/1/47	5,860,000	5,097,227
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	1,876,046
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (a)	1,100,000	974,867
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (a)	4,700,000	3,804,708
Public Finance Authority, Nevada State College, Revenue Bonds (a)
Series A
5.00%, due 5/1/60	6,375,000	4,210,645
Series B
9.00%, due 5/1/71	2,985,000	1,435,031
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	1,914,370
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds, Senior Lien
Series A
5.25%, due 6/15/50	1,000,000	1,028,677
Series A
5.25%, due 6/15/55	1,500,000	1,532,800
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds
Series C
5.75%, due 6/15/55	1,000,000	1,017,173
Public Finance Authority, North East Carolina Preparatory School, Inc., Revenue Bonds
Series A
5.25%, due 6/15/54	1,000,000	970,036
Public Finance Authority, AIDS Healthcare Foundation Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/54	5,000,000	5,045,303
Public Finance Authority, Nolina & Sorella Projects, Revenue Bonds
5.50%, due 12/15/32 (a)	1,358,748	1,358,287
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (a)
Series A
5.75%, due 7/1/53	3,950,000	3,768,891

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (a)
Series A
5.75%, due 7/1/63	$ 20,150,000	$ 18,827,876
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien (b)
5.75%, due 6/30/60	31,660,000	32,763,297
5.75%, due 12/31/65	113,475,000	117,184,918
6.50%, due 12/31/65	27,000,000	29,567,735
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (a)(d)(e)	2,000,000	993,149
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (a)	12,440,000	13,197,786
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	385,000	337,873
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin Obligated Group, Revenue Bonds
3.00%, due 8/15/52	2,000,000	1,372,606
Wisconsin Health & Educational Facilities Authority, Benevolent Corp. Cedar Community, Revenue Bonds
5.00%, due 6/1/45	1,165,000	1,156,831
5.50%, due 6/1/61	3,500,000	3,465,223
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	3,300,000	3,130,164
		378,945,901
Total Long-Term Municipal Bonds (Cost $9,166,406,609)		8,970,007,277
Short-Term Municipal Notes 3.6%
Arizona 0.4%
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series B-2
3.74%, due 1/1/61 (g)	34,625,000	34,625,000
California 0.4%
Alameda County Industrial Development Authority, Santini Foods, Inc. Project, Revenue Bonds
Series A
3.22%, due 12/1/40 (g)	1,330,000	1,330,000
California Enterprise Development Authority, Sconza Candy Co. Project, Revenue Bonds
Series A
3.23%, due 7/1/33 (g)	4,705,000	4,705,000
Pasadena Public Financing Authority, Paseo Colorado Parking Facilities, Revenue Bonds
3.84%, due 6/1/38 (g)	13,635,000	13,635,000
Tender Option Bond Trust Receipts, Revenue Bonds
4.03%, due 7/1/50 (a)(g)	16,000,000	16,000,000
		35,670,000

	Principal Amount	Value
Short-Term Municipal Notes
Connecticut 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
2.20%, due 7/1/48 (a)(g)	$ 8,100,000	$ 8,100,000
Idaho 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Project, Revenue Bonds
Series D
2.95%, due 3/1/60 (g)	13,900,000	13,900,000
Illinois 0.3%
Tender Option Bond Trust Receipts, Revenue Bonds
Insured: AG
2.31%, due 1/1/53 (a)(g)	27,500,000	27,500,000
Kentucky 0.1%
County of Meade, Nucor Steel Brandenburg Project, Revenue Bonds
Series B-1
3.50%, due 8/1/61 (g)	8,400,000	8,400,000
Maryland 0.1%
Maryland Economic Development Corp., Howard Hughes Medical Institute, Revenue Bonds
Series B
2.00%, due 5/15/43 (g)	12,575,000	12,575,000
Michigan 0.1%
Eastern Michigan University, Revenue Bonds
Series B
3.05%, due 3/1/52 (g)	13,785,000	13,785,000
New Hampshire 0.3%
New Hampshire Business Finance Authority, Novant Health Obligated Group, Revenue Bonds
Series B
3.05%, due 11/1/64 (g)	30,000,000	30,000,000
New York 0.6%
BlackRock MuniYield Quality Fund, Inc.
2.32%, due 2/1/56 (a)(b)(g)	10,000,000	10,000,000
New York City Transitional Finance Authority, Revenue Bonds
Series A-4
3.05%, due 8/1/45 (g)	40,000,000	40,000,000
New York State Housing Finance Agency, 160 Madison Avenue Housing, Revenue Bonds
Series B
3.66%, due 11/1/46 (g)	5,600,000	5,600,000
		55,600,000

	Principal Amount	Value
Short-Term Municipal Notes
Ohio 0.3%
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series E
3.00%, due 1/1/52 (g)	$ 27,000,000	$ 27,000,000
Tender Option Bond Trust Receipts, Revenue Bonds
2.20%, due 5/1/54 (a)(g)	5,630,000	5,630,000
		32,630,000
Pennsylvania 0.3%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Revenue Bonds
Series A
3.00%, due 12/1/37 (g)	15,010,000	15,010,000
Pennsylvania Economic Development Financing Authority, UPMC, Revenue Bonds
Series D
3.00%, due 5/15/53 (g)	12,565,000	12,565,000
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-3
3.15%, due 11/1/61 (g)	2,000,000	2,000,000
		29,575,000
Texas 0.2%
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
2.19%, due 5/15/34 (g)	1,850,000	1,850,000
Harris County Cultural Education Facilities Finance Corp., Houston Methodist, Revenue Bonds
Series D
3.00%, due 12/1/60 (g)	16,000,000	16,000,000
		17,850,000
Virginia 0.3%
Winchester Economic Development Authority, Valley Health System Obligated Group, Revenue Bonds
Series B-2
3.10%, due 1/1/54 (g)	26,000,000	26,000,000
Total Short-Term Municipal Notes (Cost $346,210,000)		346,210,000
Total Municipal Bonds (Cost $9,512,616,609)		9,316,217,277
Long-Term Bonds 0.3%
Corporate Bonds 0.3%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,200,000	4,042,904
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/41	20,000,000	6,315,122
(zero coupon), due 2/15/46	9,250,000	1,815,545

	Principal Amount	Value
Corporate Bonds
Commercial Services
Wildflower Improvement Association
6.625%, due 3/1/31 (a)	$ 1,465,177	$ 1,428,744
		13,602,315
Diversified Financial Services 0.1%
Churchill LBC LLC
Series 2025
9.25%, due 1/1/31 (a)	6,700,000	6,658,969
Healthcare-Services 0.1%
Toledo Hospital (The)
6.015%, due 11/15/48	9,350,000	8,625,835
Total Corporate Bonds (Cost $28,998,678)		28,887,119
Total Long-Term Bonds (Cost $28,998,678)		28,887,119

	Shares
Closed-End Funds 0.5%
California 0.0% ‡
BlackRock MuniHoldings California Quality Fund, Inc.	73,110	773,504
Maryland 0.0% ‡
Pioneer Municipal Income Advantage Fund, Inc. (h)	87,943	27,579
Pioneer Municipal Income Fund, Inc (h)	100,148	20,340
		47,919
Massachusetts 0.0% ‡
Eaton Vance Municipal Bond Fund	55,528	530,848
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	176,992	2,159,302
Multi-State 0.3%
BlackRock Municipal 2030 Target Term Trust	427,334	9,572,281
BlackRock MuniYield Quality Fund III, Inc.	135,651	1,446,040
BlackRock MuniYield Quality Fund, Inc.	989,951	11,087,451
		22,105,772
New Jersey 0.1%
BlackRock MuniHoldings Fund, Inc.	715,667	8,208,701
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	287,530	3,441,734
		11,650,435

	Shares	Value
Closed-End Funds
New York 0.1%
BlackRock MuniYield New York Quality Fund, Inc.	1,112,304	$ 10,789,349
Total Closed-End Funds (Cost $57,568,530)		48,057,129
Short-Term Investment 1.8%
Unaffiliated Investment Company 1.8%
BNY Dreyfus Government Cash Management - Institutional Shares, 3.552% (i)	173,958,757	173,958,757
Total Short-Term Investment (Cost $173,958,757)		173,958,757
Total Investments (Cost $9,773,142,574)	99.2%	9,567,120,282
Other Assets, Less Liabilities	0.8	80,452,993
Net Assets	100.0%	$ 9,647,573,275

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Non-income producing security.
(i)	Current yield as of July 31, 2026.
Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(1,375)	September 2026	$ (152,771,701)	$ (150,841,797)	$ 1,929,904
U.S. Treasury Long Bonds	(2,100)	September 2026	(232,302,267)	(227,456,250)	4,846,017
Net Unrealized Appreciation					$ 6,775,921

1.	As of July 31, 2026, cash in the amount of $11,276,250 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.

Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,970,007,277	$ —	$ 8,970,007,277
Short-Term Municipal Notes	—	346,210,000	—	346,210,000
Total Municipal Bonds	—	9,316,217,277	—	9,316,217,277
Long-Term Bonds
Corporate Bonds	—	28,887,119	—	28,887,119
Total Corporate Bonds	—	28,887,119	—	28,887,119
Closed-End Funds	48,009,210	47,919	—	48,057,129
Short-Term Investment
Unaffiliated Investment Company	173,958,757	—	—	173,958,757
Total Investments in Securities	221,967,967	9,345,152,315	—	9,567,120,282
Other Financial Instruments
Futures Contracts (b)	6,775,921	—	—	6,775,921
Total Investments in Securities and Other Financial Instruments	$ 228,743,888	$ 9,345,152,315	$ —	$ 9,573,896,203

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM MacKay New York Muni Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.5%
Long-Term Municipal Bonds 95.6%
Certificate of Participation/Lease 0.1%
Rensselaer City School District
Insured: AG State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 649,560
Insured: AG State Aid Withholding
4.00%, due 6/1/35	850,000	848,340
		1,497,900
Education 12.2%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	150,038
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49 (a)(b)	2,380,000	1,536,711
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	1,877,764
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	2,750,196
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,500,000	1,386,541
5.00%, due 10/1/43	2,000,000	1,895,134
5.00%, due 10/1/48	2,000,000	1,834,493
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,785,000	1,512,645
Series A
4.00%, due 11/1/45	4,800,000	3,762,993
Series A
4.00%, due 11/1/50	2,500,000	1,848,113
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	1,500,000	1,465,720
Series A
5.00%, due 8/1/52	3,995,000	3,759,464
Build NYC Resource Corp., Bold Charter School Project, Revenue Bonds (c)
5.625%, due 7/1/45	3,000,000	3,009,100
6.00%, due 7/1/60	5,335,000	5,341,394
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds (c)
Series A
4.00%, due 11/1/41	1,000,000	864,212
Series A
4.00%, due 11/1/51	600,000	468,005
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,082,337

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Build NYC Resource Corp., Grand Concourse Academy Charter School Project, Revenue Bonds
Series A
5.00%, due 7/1/42	$ 600,000	$ 591,041
Series A
5.00%, due 7/1/56	1,960,000	1,802,286
Series B
5.00%, due 7/1/62	2,000,000	1,811,019
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (c)
Series A
5.125%, due 5/1/38	1,150,000	1,141,309
Series A
5.50%, due 5/1/48	1,500,000	1,455,081
Build NYC Resource Corp., Kipp NYC Public Charter Schools, Revenue Bonds
5.00%, due 7/1/42	1,000,000	1,018,483
5.25%, due 7/1/52	5,845,000	5,860,688
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,237,733
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44 (a)(b)	903,113	722,490
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (c)
Series A
5.00%, due 6/1/32	1,625,000	1,618,460
Series A
5.00%, due 6/1/37	1,500,000	1,447,386
Series A
5.00%, due 6/1/47	3,100,000	2,790,154
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds (c)
Series A
4.00%, due 6/15/51	1,000,000	778,749
Series A
4.00%, due 6/15/56	1,840,000	1,371,810
Build NYC Resource Corp., Success Academy Charter Schools Project, Revenue Bonds
4.00%, due 9/1/40	1,700,000	1,603,441
4.00%, due 9/1/41	1,725,000	1,610,865
4.00%, due 9/1/42	1,175,000	1,085,627
4.00%, due 9/1/43	880,000	809,709
4.00%, due 9/1/44	1,025,000	937,771
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn, Revenue Bonds
Series A
5.50%, due 6/15/63 (c)	1,375,000	1,327,739
Clinton County Capital Resource Corp., CVES BOCES Project, Revenue Bonds (c)
4.75%, due 7/1/43	3,000,000	3,017,601
5.00%, due 7/1/46	4,510,000	4,600,813
County of Cattaraugus, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	1,200,000	1,200,231

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	$ 1,100,000	$ 1,106,176
Series A
5.00%, due 7/1/45	3,500,000	3,475,258
Series A
5.00%, due 7/1/51	15,550,000	15,044,841
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
5.00%, due 7/1/48	6,000,000	6,078,755
Dutchess County Local Development Corp., Vassar College Project, Revenue Bonds
5.00%, due 7/1/45	1,200,000	1,232,378
Geneva Development Corp., Hobart & William Smith Colleges Project, Revenue Bonds
5.00%, due 2/1/56	3,250,000	3,187,096
5.25%, due 2/1/51	3,155,000	3,219,756
Hempstead Town Local Development Corp., Academy Charter School, Revenue Bonds
Series A
5.53%, due 2/1/40	1,100,000	1,060,705
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	878,170
5.00%, due 7/1/43	1,020,000	1,022,082
5.00%, due 7/1/48	600,000	587,514
Monroe County Industrial Development Corp., Eugenio Maria de Hostos Charter School, Revenue Bonds (c)
Series A
5.00%, due 7/1/44	1,320,000	1,249,906
Series A
5.00%, due 7/1/59	2,000,000	1,710,568
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	1,695,000	1,386,698
Monroe County Industrial Development Corp., St. John Fisher University Project, Revenue Bonds
5.25%, due 6/1/49	630,000	654,898
5.25%, due 6/1/54	835,000	854,944
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	2,885,034
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
5.00%, due 7/1/43	600,000	521,790
Series A
5.00%, due 7/1/55	2,750,000	2,217,911
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54	11,000,000	11,755,788
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,036

	Principal Amount	Value
Long-Term Municipal Bonds
Education
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/51	$ 1,850,000	$ 1,802,461
New York State Dormitory Authority, Iona University, Revenue Bonds
Insured: AG
5.50%, due 7/1/45	850,000	914,504
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/46	4,370,000	4,034,761
New York State Dormitory Authority, Rockefeller University (The), Revenue Bonds
Series A
5.00%, due 7/1/53	3,500,000	3,568,595
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AG State Aid Withholding
5.00%, due 10/1/43	500,000	525,355
Series A, Insured: AG State Aid Withholding
5.25%, due 10/1/50	1,220,000	1,267,129
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	2,734,444
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
4.50%, due 12/1/50	4,220,000	4,154,398
5.50%, due 12/1/56	6,860,000	7,357,701
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,080,000	2,805,355
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	744,431
Saratoga County Capital Resource Corp., Skidmore College Project, Revenue Bonds
Series A
4.00%, due 7/1/50	1,985,000	1,719,299
Series A
5.00%, due 7/1/45	1,220,000	1,258,241
Saratoga County Capital Resource Corp., WSWHE BOCES Project, Revenue Bonds
4.75%, due 7/1/42	6,000,000	6,065,793
5.00%, due 7/1/47	3,900,000	4,053,427
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.25%, due 7/1/52	1,000,000	1,018,633
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,445,000	2,219,853
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
Series A
5.00%, due 9/1/39	2,000,000	2,056,571
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	165,000	162,890
Series A
4.00%, due 10/15/30	355,000	348,694

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
5.00%, due 10/15/39	$ 1,490,000	$ 1,445,564
Series A
5.00%, due 10/15/49	2,275,000	2,039,697
Series A
5.00%, due 10/15/50	2,650,000	2,402,959
Series A
5.00%, due 10/15/54	1,895,000	1,649,607
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/51	3,500,000	3,119,958
		194,185,970
General 0.5%
Metropolitan Transportation Authority, Special Tax
Series A
5.00%, due 11/15/49	5,000,000	5,153,764
Metropolitan Transportation Authority, Dedicated Tax Fund, Special Tax
Series A
4.00%, due 11/15/51	4,000,000	3,494,760
		8,648,524
General Obligation 7.0%
City of New York, Unlimited General Obligation
Series E-1
4.00%, due 4/1/45	4,525,000	4,122,539
Series B-1
5.25%, due 10/1/41	2,500,000	2,660,090
Series B-1
5.25%, due 10/1/43	3,000,000	3,163,534
Series E-1
5.25%, due 4/1/47	3,890,000	4,069,826
Series G-1
5.25%, due 2/1/53	2,500,000	2,583,527
City of Newburgh, Limited General Obligation
Series A, Insured: AG
3.50%, due 7/15/36	725,000	697,043
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/28	55,000	54,888
City of Poughkeepsie, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	990,000	990,814
City of Syracuse, Unlimited General Obligation
Series B
4.375%, due 6/25/27	22,240,000	22,283,232
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	7,303,114	5,212,598
(zero coupon), due 11/1/51	8,900,550	6,508,527

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	$ 5,226,620	$ 2,789,709
(zero coupon), due 11/1/51	1,252,358	824,991
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	1,351,801	982,823
Series A-1
4.00%, due 7/1/33	2,000,000	2,001,393
Series A-1
4.00%, due 7/1/35	5,029,180	4,988,453
Series A-1
4.00%, due 7/1/46	5,000,000	4,525,812
Series A-1
5.625%, due 7/1/27	583,442	595,095
County of Clinton, Limited General Obligation
Insured: AG
4.00%, due 6/1/38 (d)	1,500,000	1,437,558
County of Onondaga, Limited General Obligation
3.00%, due 6/1/39	2,150,000	1,860,643
3.25%, due 4/15/34	1,250,000	1,216,227
County of Orange, Public Improvement, Limited General Obligation
Series A
2.375%, due 6/15/29	1,180,000	1,136,835
County of Rockland, Various Purpose, Limited General Obligation
Insured: AG
4.00%, due 5/1/44	915,000	890,078
County of Suffolk, Limited General Obligation
Series A
3.00%, due 10/15/38	5,555,000	5,028,025
County of Suffolk, Public Improvement, Limited General Obligation
Series A, Insured: AG
3.25%, due 6/1/36	715,000	664,740
Series A, Insured: AG
3.25%, due 6/1/37	725,000	664,185
Gloversville Enlarged School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 10/15/31	2,410,000	2,124,125
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	1,015,000	913,854
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	941,930
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	986,481
Kings Park Central School District, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.50%, due 7/15/30	1,530,000	1,447,986

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AG State Aid Withholding
3.00%, due 5/1/33	$ 400,000	$ 381,428
South Country Central School District at Brookhaven, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 7/15/29	2,255,000	2,230,767
Town of Hempstead, Limited General Obligation
2.125%, due 6/15/39	3,715,000	2,818,569
4.00%, due 5/1/45	5,240,000	5,068,514
Uniondale Union Free School District, Unlimited General Obligation
Insured: State Aid Withholding
2.00%, due 5/1/38	3,115,000	2,356,143
Insured: State Aid Withholding
2.00%, due 5/1/39	3,195,000	2,339,806
Insured: State Aid Withholding
2.00%, due 5/1/40	3,500,000	2,496,848
Insured: State Aid Withholding
2.00%, due 5/1/41	3,500,000	2,426,807
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/34	510,000	510,156
Insured: BAM
4.00%, due 4/1/35	530,000	530,133
Insured: BAM
4.00%, due 4/1/36	550,000	550,097
Insured: BAM
4.00%, due 4/1/37	570,000	570,062
		110,646,891
Hospital 9.6%
Albany Capital Resource Corp., Medical Center Hospital Project, Revenue Bonds
Series A
5.50%, due 5/1/55	10,000,000	10,522,624
Brookhaven Local Development Corp., Long Island Community Hospital Project, Revenue Bonds
Series A, Insured: AG-CR
3.375%, due 10/1/40	7,990,000	7,301,072
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AG
3.00%, due 4/1/50	6,835,000	4,766,290
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
4.00%, due 7/1/49	1,300,000	1,102,087
Build NYC Resource Corp., Urban Resource Institute Project, Revenue Bonds
Series A
5.00%, due 12/1/41	1,150,000	1,208,677
Series A
5.375%, due 12/1/46	500,000	533,169
Series A
5.50%, due 12/1/51	1,000,000	1,043,019

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Build NYC Resource Corp., Urban Resource Institute Project, Revenue Bonds
Series A
5.50%, due 12/1/56	$ 850,000	$ 881,675
Genesee County Funding Corp. (The), Rochester Regional Health Energy, Revenue Bonds
Series A
5.50%, due 12/1/55	4,000,000	4,122,809
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/26	340,000	341,942
Series A
5.00%, due 12/1/27	400,000	408,915
Series A
5.00%, due 12/1/28	600,000	622,177
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	2,580,090
Series A
5.00%, due 11/1/37	1,500,000	1,441,645
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	2,500,000	2,375,285
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
Series A
5.00%, due 12/1/32	540,000	540,494
Series A
5.00%, due 12/1/42	1,225,000	1,225,073
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	250,538
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (c)
5.00%, due 12/1/31	1,000,000	985,330
5.00%, due 12/1/32	3,000,000	2,934,668
5.00%, due 12/1/36	1,500,000	1,412,908
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 9/1/50	4,235,000	3,457,331
5.25%, due 11/1/41	2,300,000	2,383,305
5.25%, due 11/1/42	2,400,000	2,476,251
5.25%, due 11/1/43	2,100,000	2,160,041
5.50%, due 11/1/47	1,500,000	1,554,182
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series A
5.00%, due 5/1/52	3,965,000	4,010,458
Series A
5.25%, due 5/1/54	10,000,000	10,256,756
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	2,375,000	1,742,948
Series A
4.00%, due 7/1/40	1,000,000	947,664

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	$ 3,005,000	$ 2,609,167
Series A
4.00%, due 7/1/53	8,450,000	7,088,233
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (c)	100,000	97,800
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group, Revenue Bonds
Series A, Insured: AG
5.50%, due 7/1/50	3,490,000	3,721,268
Series A, Insured: AG
5.50%, due 7/1/55	5,500,000	5,800,445
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
Insured: AG
5.50%, due 10/1/54	18,995,000	19,830,588
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 12/1/44	11,560,000	8,539,603
Series A, Insured: AG
4.00%, due 12/1/49	7,940,000	6,963,440
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/30	200,000	201,415
Series A
5.00%, due 8/1/31	250,000	251,219
Series A
5.00%, due 8/1/32	255,000	255,297
Series A
5.125%, due 8/1/44	2,000,000	1,853,822
Series A
5.375%, due 8/1/54	4,500,000	4,189,781
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	250,177
Westchester County Local Development Corp., Westchester County Healthcare, Revenue Bonds
Insured: AG
6.50%, due 11/1/55	7,340,000	8,082,651
Westchester County Local Development Corp., Westchester Medical Centre, Revenue Bonds
Insured: AG
5.75%, due 11/1/48	6,200,000	6,611,248
		151,935,577
Housing 0.2%
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AG
3.25%, due 7/1/27	630,000	630,191

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/43	$ 1,500,000	$ 1,533,389
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/31	320,000	321,228
5.00%, due 6/1/37	1,000,000	1,000,063
		3,484,871
Other Revenue 45.5%
Albany County Capital Resource Corp., Albany Convention Center Authority Project, Revenue Bonds
5.00%, due 3/1/50	2,250,000	2,257,547
5.00%, due 3/1/57	6,605,000	6,528,881
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	10,635,000	10,263,134
Series A
5.00%, due 11/1/53	22,500,000	23,298,046
5.25%, due 11/1/55	15,000,000	15,886,828
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	3,565,000	2,969,897
5.25%, due 11/1/36	1,130,000	1,133,144
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,565,004
4.00%, due 7/1/36	2,300,000	2,237,782
4.00%, due 7/1/47	1,320,000	1,144,958
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AG
4.75%, due 12/15/32	2,000,000	2,000,118
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	2,550,000	2,401,459
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	493,330
5.625%, due 5/15/43	2,300,000	2,330,848
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AG
3.25%, due 9/1/39	550,000	488,639
Insured: AG
3.25%, due 9/1/40	570,000	501,845
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	3,821,587
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	11,880,243	11,743,790
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	3,955,000	3,666,334

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/45	$ 4,000,000	$ 4,020,979
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/40	3,250,000	3,181,496
Series A
5.00%, due 2/15/30	1,600,000	1,618,545
Series A, Insured: BAM
5.00%, due 2/15/42	7,500,000	7,548,589
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	900,000	884,220
Series A
5.25%, due 7/1/56	1,745,000	1,500,944
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (e)	5,000,000	4,874,958
Series E
5.00%, due 9/1/48	6,000,000	6,222,755
Series B
5.25%, due 9/1/56 (f)	6,900,000	7,187,474
Long Island Power Authority, Electric System, Revenue Bonds
Series B
5.00%, due 9/1/35	2,500,000	2,504,123
5.00%, due 9/1/38	1,000,000	1,031,240
Series B
5.00%, due 9/1/45	2,000,000	2,001,528
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	340,000	340,717
Series A
5.00%, due 10/1/30	3,140,000	3,263,301
Series A
5.00%, due 10/1/32	3,140,000	3,304,336
Series A
5.00%, due 10/1/39	11,915,000	12,235,960
Metropolitan Transportation Authority, Revenue Bonds
Series B-2
5.00%, due 11/15/48	5,000,000	5,174,680
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-2
4.00%, due 11/15/34	4,000,000	4,004,554
Series B-1
5.00%, due 11/15/36	3,355,000	3,368,588
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,630,000	1,459,205

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	$ 750,000	$ 373,623
New York City Housing Development Corp., Revenue Bonds
Series C-1, Insured: HUD Sector 8
4.50%, due 8/1/54	5,280,000	4,990,790
Series F-1-A
4.55%, due 11/1/54	4,765,000	4,536,959
Series A-1
4.75%, due 11/1/50	3,700,000	3,607,763
Series A-1
4.80%, due 11/1/55	3,000,000	2,875,961
Series G-1
4.95%, due 11/1/56	20,000,000	19,922,798
New York City Housing Development Corp., 8 Spruce Street, Revenue Bonds
Class D
4.00%, due 12/15/31	2,000,000	2,010,658
Class E
4.375%, due 12/15/31	3,100,000	3,131,983
Class F
5.25%, due 12/15/31	15,200,000	15,547,626
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	823,683
Series G
3.85%, due 11/1/45	595,000	534,758
Series I-1-A
4.05%, due 11/1/41	1,000,000	944,842
Series F-1, Insured: FHA 542(c)
4.30%, due 11/1/37	1,500,000	1,509,329
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 1/1/37	1,000,000	903,220
Series A, Insured: AG
3.00%, due 1/1/39	6,955,000	6,053,020
Series A, Insured: AG
3.00%, due 1/1/40	8,315,000	7,090,477
Series A, Insured: AG
3.00%, due 1/1/46	10,000,000	7,730,506
New York City Industrial Development Agency, TrIPs Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	575,000	575,293
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AG
(zero coupon), due 3/1/40	380,000	201,204
Series A, Insured: AG
(zero coupon), due 3/1/44	1,065,000	448,277

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AG
(zero coupon), due 3/1/45	$ 200,000	$ 79,644
Series A, Insured: AG
(zero coupon), due 3/1/46	4,080,000	1,528,541
Series A, Insured: AG
(zero coupon), due 3/1/47	1,115,000	390,856
Series A, Insured: AG-CR
3.00%, due 3/1/49	10,980,000	7,992,267
New York City Transitional Finance Authority, Revenue Bonds
Series S-3A, Insured: State Aid Withholding
4.00%, due 7/15/38	5,770,000	5,629,112
Series C-1
4.00%, due 5/1/44	4,000,000	3,751,468
Series E-1
4.00%, due 2/1/46	5,440,000	4,984,118
Series F-1
5.00%, due 2/1/47	5,000,000	5,126,812
Series I-1
5.00%, due 5/1/50	7,000,000	7,154,723
Series F-1
5.00%, due 2/1/53	6,000,000	6,105,096
Series A
5.00%, due 11/1/56	2,000,000	2,032,843
Series A-1
5.25%, due 5/1/47	5,000,000	5,288,596
Series C
5.25%, due 5/1/48	2,500,000	2,606,468
Series A-1
5.25%, due 5/1/48	4,000,000	4,206,224
Series B
5.50%, due 5/1/47	2,830,000	3,023,468
Series I
5.50%, due 11/1/54	5,500,000	5,886,395
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1B, Insured: State Aid Withholding
4.00%, due 7/15/40	6,000,000	5,721,217
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/43	5,000,000	5,111,439
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/43	5,625,000	6,029,523
New York Convention Center Development Corp., Hetel Unit Fee, Revenue Bonds, Senior Lien (f)
Series B
5.00%, due 11/15/42	635,000	680,452
Series B
5.00%, due 11/15/43	690,000	736,406
Series B
5.00%, due 11/15/44	735,000	782,042

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Convention Center Development Corp., Hetel Unit Fee, Revenue Bonds, Senior Lien (f)
Series B
5.00%, due 11/15/45	$ 780,000	$ 824,012
Series B
5.00%, due 11/15/46	7,350,000	7,720,935
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	9,000,000	3,232,397
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,131,519
Series B, Insured: BAM
(zero coupon), due 11/15/43	4,800,000	2,112,920
Series B, Insured: BAM
(zero coupon), due 11/15/55	1,825,000	405,701
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	802,106
Series A
5.00%, due 6/1/45	245,000	178,473
Series A
6.25%, due 6/1/41 (c)	4,400,000	4,192,548
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	1,600,000	747,400
New York Counties Tobacco Trust VI, Settlement Pass Through, Revenue Bonds
Series A-2B
5.00%, due 6/1/45	3,885,000	3,355,414
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (e)	12,170,000	12,382,517
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds
Class 1
5.00%, due 11/15/44 (c)	5,660,000	5,667,796
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
2.75%, due 11/15/41	3,515,000	2,670,625
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 9/15/43	1,250,000	994,577
Series A
3.125%, due 9/15/50	700,000	509,929
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	804,179
New York State Dormitory Authority, Revenue Bonds
Series A
4.00%, due 3/15/44	2,000,000	1,862,882
New York State Dormitory Authority, Master BOCES Lease Program, Revenue Bonds
5.00%, due 8/15/40	2,225,000	2,390,171

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York State Dormitory Authority, Master BOCES Lease Program, Revenue Bonds
5.00%, due 8/15/41	$ 3,250,000	$ 3,475,040
5.00%, due 8/15/42	1,600,000	1,705,251
5.00%, due 8/15/43	1,550,000	1,646,393
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series A
5.00%, due 2/15/41	2,050,000	2,052,100
New York State Dormitory Authority, Rockland BOCES Issue, Revenue Bonds
4.25%, due 8/15/50	1,500,000	1,399,582
New York State Dormitory Authority, Shelter Island Public Library Society, Revenue Bonds
5.50%, due 10/1/49	1,755,000	1,907,957
5.50%, due 10/1/54	1,550,000	1,670,207
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	8,000,000	7,840,531
Series E
4.00%, due 3/15/45	2,000,000	1,846,145
New York State Energy Research & Development Authority, Revenue Bonds
Series A
6.226%, due 4/1/41	7,000,000	6,808,103
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	2,500,000	2,500,281
Series C
4.00%, due 4/1/34	3,000,000	3,045,742
New York State Energy Research & Development Authority, Revolving Loan Fund, Revenue Bonds
Series A
6.096%, due 4/1/27	1,755,000	1,755,769
Series A
6.146%, due 4/1/28	1,350,000	1,350,379
Series A
6.205%, due 4/1/29	1,105,000	1,105,055
Series A
6.255%, due 4/1/30	1,050,000	1,050,072
Series A
6.308%, due 4/1/31	1,000,000	999,956
New York State Energy Research & Development Authority, Rochester Gas and Electric Corp. Project, Revenue Bonds
Series B
4.00%, due 5/15/32 (d)	2,500,000	2,525,794
New York State Housing Finance Agency, Revenue Bonds
Series G, Insured: SONYMA
2.60%, due 11/1/46	2,020,000	1,410,945
Series J-1, Insured: SONYMA HUD Sector 8
2.65%, due 11/1/46	3,935,000	2,787,801
Series B-1
4.60%, due 11/1/54	2,500,000	2,377,345
Series E-1, Insured: SONYMA HUD Sector 8
4.95%, due 11/1/58	1,410,000	1,375,652

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series C, Insured: FHA 542(c)
4.15%, due 5/1/47	$ 10,000,000	$ 9,392,507
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (e)	15,000,000	14,893,962
New York State Thruway Authority, Revenue Bonds
Series A
5.00%, due 9/15/50	3,000,000	3,094,237
Series B
5.00%, due 3/15/59	11,395,000	11,549,040
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	2,885,000	2,706,376
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
4.00%, due 3/15/37	4,000,000	3,999,570
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds
5.25%, due 8/1/31 (d)	1,010,000	1,046,207
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (d)
4.00%, due 1/1/36	3,000,000	2,959,626
4.375%, due 10/1/45	17,125,000	16,175,681
5.00%, due 10/1/35	3,000,000	3,114,521
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (d)
4.00%, due 10/31/46	2,595,000	2,328,491
4.00%, due 4/30/53	4,510,000	3,891,219
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	484,702
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	14,421,000	5,273,555
Series A-1
(zero coupon), due 7/1/51	5,553,000	1,475,461
Series A-1
4.75%, due 7/1/53	7,536,000	7,165,204
Series A-2
4.784%, due 7/1/58	16,240,000	15,375,313
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
5.00%, due 7/1/58	6,189,000	5,955,636
Rockland County Economic Assistance Corp., Bon Secours Charity Health System, Inc., Revenue Bonds
Insured: AG
6.50%, due 11/1/55	5,615,000	6,170,093
7.25%, due 11/1/45	14,000,000	15,279,988

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (c)	$ 13,000,000	$ 2,505,164
Schenectady County Capital Resource Corp., One Broadway Center Project, Revenue Bonds
Series A
5.00%, due 1/1/45	1,000,000	1,036,011
Series A
5.25%, due 1/1/50	1,000,000	1,034,628
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,624,898
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 223
2.00%, due 10/1/27	775,000	759,633
Series 239, Insured: SONYMA
2.60%, due 10/1/44	1,000,000	738,538
Series 221
3.50%, due 10/1/32 (d)	2,220,000	2,214,138
Series 190
3.80%, due 10/1/40	3,075,000	2,824,722
Series 264, Insured: SONYMA
4.60%, due 10/1/54	2,800,000	2,708,807
Series 273, Insured: SONYMA
4.70%, due 10/1/48	4,000,000	3,895,294
Series 273, Insured: SONYMA
6.00%, due 10/1/55	1,930,000	2,104,184
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	100,000	103,774
Series A
5.00%, due 12/1/34	165,000	169,249
Series A
5.00%, due 12/1/40	175,000	176,368
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	10,000,000	816,511
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	2,000,000	1,969,445
Series D
4.00%, due 11/15/39	2,310,000	2,078,712
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,020,337
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	765,000	765,226

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 5/15/54	$ 9,000,000	$ 7,951,768
Series A-1
5.00%, due 5/15/49	4,750,000	4,891,943
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 5/15/48	1,000,000	1,030,486
Series A-1
5.25%, due 5/15/59	13,465,000	13,823,457
Series A
5.50%, due 12/1/59	30,000,000	31,661,748
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C
5.25%, due 11/15/40	9,500,000	10,416,231
Series C
5.25%, due 11/15/42	4,000,000	4,345,966
Series C
5.25%, due 5/15/52	4,885,000	5,060,039
Series D-2
5.50%, due 5/15/52	5,000,000	5,254,685
TSASC, Inc., Revenue Bonds
Series B
5.00%, due 6/1/45	5,500,000	5,155,083
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/41	2,000,000	2,009,528
Series B
5.00%, due 6/1/48	16,290,000	15,148,708
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (c)	800,000	802,088
Series A
5.00%, due 10/1/32	900,000	900,141
Series A, Insured: AG-CR
5.00%, due 10/1/32	1,070,000	1,079,302
Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds
Series B
5.00%, due 1/1/51	2,500,000	2,508,424
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	274,088
5.00%, due 7/1/28	270,000	275,706
5.00%, due 7/1/29	100,000	102,104
5.00%, due 7/1/34	200,000	204,039
Westchester County Local Development Corp., Sunrise of Tarrytown Project, Revenue Bonds, Senior Lien (c)
Series A
6.375%, due 12/1/55	1,660,000	1,711,470

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Westchester County Local Development Corp., Sunrise of Tarrytown Project, Revenue Bonds, Senior Lien (c)
Series A
6.50%, due 12/1/65	$ 2,500,000	$ 2,580,051
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	251,479
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
5.25%, due 5/1/51	1,280,000	1,326,367
		723,385,973
Transportation 13.1%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	782,771
Series A
5.00%, due 12/15/43	1,750,000	1,786,108
Series A
5.00%, due 12/15/48	2,585,000	2,602,648
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds
5.00%, due 1/1/47	3,635,000	3,643,633
Build NYC Resource Corp., TrIPs Obligated Group, Revenue Bonds (d)
5.50%, due 7/1/44	1,265,000	1,330,979
5.50%, due 7/1/45	1,200,000	1,256,888
Metropolitan Transportation Authority, Revenue Bonds
Series B, Insured: BAM
5.00%, due 11/15/52	8,425,000	8,530,026
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C-2, Insured: BAM
(zero coupon), due 11/15/40	9,325,000	4,914,534
Series A-1, Insured: AG
4.00%, due 11/15/42	2,180,000	2,024,354
Series C, Insured: AG
4.00%, due 11/15/46	1,600,000	1,418,741
Series D
4.00%, due 11/15/48	300,000	260,660
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series A-2, Insured: AG
5.00%, due 11/15/44	9,000,000	9,142,116
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds
Series A
5.00%, due 11/15/51	525,000	524,971
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	8,000,000	6,111,166
Insured: AG-CR
4.00%, due 2/15/43	5,585,000	5,257,389

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
New York State Thruway Authority, Revenue Bonds
Series O
4.00%, due 1/1/39	$ 6,000,000	$ 5,859,101
Series B, Insured: AG
4.00%, due 1/1/45	4,450,000	4,204,030
Series P
5.25%, due 1/1/54	9,500,000	9,845,472
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	9,050,000	8,549,768
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds (d)
Series B, Insured: AG
(zero coupon), due 12/31/54 (g)	9,250,000	6,056,123
Series A, Insured: AG
5.25%, due 12/31/54	9,420,000	9,573,107
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds
5.00%, due 12/1/41 (d)	1,000,000	1,026,454
New York Transportation Development Corp., JFK International Airport, Revenue Bonds
Insured: BAM
5.375%, due 6/30/60 (d)	3,955,000	3,997,346
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds
Series A
5.50%, due 12/31/60 (d)	3,500,000	3,543,420
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (d)
Insured: AG
5.00%, due 6/30/54	1,600,000	1,588,012
5.50%, due 6/30/54	17,050,000	17,273,676
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.25%, due 1/1/50 (d)	500,000	499,481
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (d)
Series A
4.00%, due 12/1/41	1,300,000	1,179,612
Series A
5.00%, due 12/1/29	1,750,000	1,835,036
5.00%, due 12/1/37	4,000,000	4,175,323
Series A
5.00%, due 12/1/37	1,000,000	1,027,600
5.00%, due 12/1/42	1,000,000	1,023,441
6.00%, due 6/30/54	8,500,000	8,772,207
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (d)
Series A
5.00%, due 4/1/27	610,000	610,674
Series A
5.00%, due 4/1/29	325,000	325,305
Series A
5.00%, due 4/1/30	175,000	181,734

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (d)
Series A
5.00%, due 4/1/32	$ 400,000	$ 412,554
Series A
5.00%, due 4/1/34	1,315,000	1,351,146
Series A
5.00%, due 4/1/35	400,000	410,107
Series A
5.00%, due 4/1/36	1,665,000	1,702,971
Series A
5.00%, due 4/1/38	375,000	381,652
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (c)(d)	1,855,000	1,711,005
Port Authority of Guam, Revenue Bonds (d)
Series B
5.00%, due 7/1/36	625,000	633,284
Series B
5.00%, due 7/1/37	235,000	237,844
Port Authority of New York & New Jersey, Revenue Bonds (d)
Series 221
4.00%, due 7/15/37	1,900,000	1,871,004
Series 214
4.00%, due 9/1/43	3,000,000	2,756,418
Series 223
4.00%, due 7/15/46	3,000,000	2,692,761
Series 231
5.50%, due 8/1/42	3,770,000	4,013,325
Syracuse Regional Airport Authority, Revenue Bonds (d)
5.00%, due 7/1/27	635,000	642,330
5.00%, due 7/1/31	1,000,000	1,056,409
5.00%, due 7/1/34	775,000	810,224
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 11/15/54	10,000,000	8,834,140
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/54	5,000,000	4,402,927
Series B
5.00%, due 11/15/37	1,200,000	1,214,202
Series A-1
5.00%, due 11/15/48	10,000,000	10,375,866
Series A-1
5.25%, due 11/15/54	7,500,000	7,845,214
Series A-1
5.50%, due 11/15/56	7,500,000	8,013,100
Series A
5.50%, due 11/15/57	6,000,000	6,296,554
		208,398,943

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities 2.4%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	$ 1,255,000	$ 1,269,318
Series A
5.00%, due 10/1/40	3,750,000	3,764,940
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	3,500,000	3,179,883
Series A
4.00%, due 11/15/60	17,000,000	14,760,207
New York Power Authority, Green Transmission Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 11/15/47	2,620,000	2,431,451
Series A, Insured: AG
4.00%, due 11/15/52	8,175,000	7,242,721
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
3.162%, due 7/1/29	2,205,000	2,176,124
Series XX
5.25%, due 7/1/40 (a)(b)	5,630,000	4,102,863
		38,927,507
Water & Sewer 5.0%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/50	5,670,000	5,036,377
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	1,000,000	1,000,130
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	1,772,125
5.00%, due 8/1/37	750,000	751,482
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue Bonds
Series AA-1
5.25%, due 6/15/53	7,900,000	8,260,170
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series CC-1
5.25%, due 6/15/54	14,495,000	15,101,808
Series BB-1
5.25%, due 6/15/54	4,220,000	4,365,889
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series EE
4.00%, due 6/15/45	2,000,000	1,884,488
Series DD-2
5.25%, due 6/15/47	6,435,000	6,780,254
Series AA-1
5.25%, due 6/15/52	5,870,000	6,107,526

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
New York State Environmental Facilities Corp., New York City Municipal Water Finance Authority Projects, Revenue Bonds
Series A
5.25%, due 6/15/53	$ 7,125,000	$ 7,510,643
New York State Environmental Facilities Corp., State Revolving Fund, Revenue Bonds
Series B
5.25%, due 9/15/52	4,850,000	5,090,658
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (c)
Series B
4.00%, due 7/1/47	5,000,000	4,604,524
Series B
5.00%, due 7/1/37	545,000	568,048
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (c)
Series A
5.00%, due 7/1/35	5,455,000	5,676,748
Series A
5.00%, due 7/1/47	2,500,000	2,521,764
Upper Mohawk Valley Regional Water Finance Authority, Revenue Bonds
Insured: BAM
4.25%, due 4/1/48	2,415,000	2,334,188
		79,366,822
Total Long-Term Municipal Bonds (Cost $1,535,396,682)		1,520,478,978
Short-Term Municipal Notes 1.9%
Education 0.5%
New York State Dormitory Authority, Columbia University, Revenue Bonds
Series A
2.45%, due 9/1/39 (h)	7,070,000	7,070,000
General 0.3%
Nuveen New York AMT-Free Quality Municipal Income Fund
2.61%, due 5/1/47 (c)(h)	5,400,000	5,400,000
Other Revenue 0.2%
Trust for Cultural Resources of The City of New York (The), The New York Botanical Garden, Revenue Bonds
Series A
2.10%, due 7/1/32 (h)	3,685,000	3,685,000
Transportation 0.9%
Metropolitan Transportation Authority, Revenue Bonds
Series D-1
3.05%, due 11/1/35 (h)	10,400,000	10,400,000
Triborough Bridge & Tunnel Authority, Revenue Bonds (h)
Series B-4A
2.95%, due 1/1/32	900,000	900,000

	Principal Amount	Value
Short-Term Municipal Notes
Transportation
Triborough Bridge & Tunnel Authority, Revenue Bonds (h)
Series C
3.05%, due 1/1/32	$ 2,955,000	$ 2,955,000
		14,255,000
Total Short-Term Municipal Notes (Cost $30,410,000)		30,410,000
Total Municipal Bonds (Cost $1,565,806,682)		1,550,888,978

	Shares
Closed-End Fund 0.1%
New York 0.1%
BlackRock MuniYield New York Quality Fund, Inc.	236,840	2,297,348
Total Closed-End Fund (Cost $2,506,626)		2,297,348
Short-Term Investment 2.6%
Unaffiliated Investment Company 2.6%
BNY Dreyfus Government Cash Management - Institutional Shares, 3.552% (i)	41,050,659	41,050,659
Total Short-Term Investment (Cost $41,050,659)		41,050,659
Total Investments (Cost $1,609,363,967)	100.2%	1,594,236,985
Other Assets, Less Liabilities	(0.2)	(3,537,486)
Net Assets	100.0%	$ 1,590,699,499

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Issue in default.
(b)	Issue in non-accrual status.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Interest on these securities is subject to alternative minimum tax.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(f)	Delayed delivery security.
(g)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of July 31, 2026.

Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(155)	September 2026	$ (17,146,120)	$ (16,788,438)	$ 357,682

1.	As of July 31, 2026, cash in the amount of $573,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,520,478,978	$ —	$ 1,520,478,978
Short-Term Municipal Notes	—	30,410,000	—	30,410,000
Total Municipal Bonds	—	1,550,888,978	—	1,550,888,978
Closed-End Fund	2,297,348	—	—	2,297,348
Short-Term Investment
Unaffiliated Investment Company	41,050,659	—	—	41,050,659
Total Investments in Securities	43,348,007	1,550,888,978	—	1,594,236,985
Other Financial Instruments
Futures Contracts (b)	357,682	—	—	357,682
Total Investments in Securities and Other Financial Instruments	$ 43,705,689	$ 1,550,888,978	$ —	$ 1,594,594,667

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM MacKay Oregon Muni Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.0%
Long-Term Municipal Bonds 98.1%
Education 0.4%
Oregon State Facilities Authority, Reed Institute Project, Revenue Bonds
Series A
4.00%, due 7/1/31	$ 1,135,000	$ 1,148,208
General 1.5%
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/30	3,975,000	3,982,150
General Obligation 45.9%
Bend Metropolitan Park & Recreation District, Unlimited General Obligation
4.00%, due 6/1/27	1,430,000	1,430,620
Benton & Linn Counties Consolidated School District No. 509J & 509A, Corvallis, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/31	2,000,000	2,075,742
Blue Mountain Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/27	970,000	972,278
City of Bend, Limited General Obligation
5.00%, due 6/1/38	1,545,000	1,712,214
City of Corvallis, Limited General Obligation
5.00%, due 6/1/43	1,500,000	1,608,918
City of Redmond, Airport Expansion Projects, Limited General Obligation (a)
Series A
5.00%, due 6/1/34	550,000	595,677
Series A
5.00%, due 6/1/35	500,000	542,567
Series A
5.00%, due 6/1/38	1,220,000	1,295,791
Series A
5.25%, due 6/1/43	1,075,000	1,132,720
Series A
5.25%, due 6/1/45	1,750,000	1,828,087
Clackamas Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,500,000	1,621,281
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	645,000	334,825
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	5,355,000	2,698,435
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/37	2,000,000	2,028,474
Clackamas County School District No. 7J, Lake Oswego, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/36	2,000,000	2,265,080

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Clackamas County School District No. 7J, Lake Oswego, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/45	$ 3,465,000	$ 3,692,415
Insured: School Bond Guaranty
5.25%, due 6/1/51	1,500,000	1,590,355
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	2,665,286	1,902,348
(zero coupon), due 11/1/51	1,872,568	1,369,315
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	616,763	611,768
Series A-1
5.625%, due 7/1/27	748,003	762,943
Deschutes & Jefferson Counties School District No. 2J, Redmond, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/35	1,750,000	1,970,404
Insured: School Bond Guaranty
5.00%, due 6/15/38	1,000,000	1,104,984
Insured: School Bond Guaranty
5.00%, due 6/15/39	1,000,000	1,096,108
Insured: School Bond Guaranty
5.00%, due 6/15/40	1,000,000	1,090,702
Insured: School Bond Guaranty
5.00%, due 6/15/41	1,000,000	1,086,028
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,000,000	1,080,854
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	1,000,000	990,944
Jackson County School District No. 5, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/33	1,620,000	1,701,606
Insured: School Bond Guaranty
5.00%, due 6/15/42	5,205,000	5,354,330
Linn Benton Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/27	1,520,000	1,521,360
Marion & Linn Counties School District No. 29J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,160,000	1,254,858
Marion County School District No. 1, Gervais, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,250,000	1,341,322
Metro, Unlimited General Obligation
Series A
4.00%, due 6/1/33	2,390,000	2,456,120
5.00%, due 6/1/31	2,050,000	2,245,038
5.00%, due 6/1/35	1,000,000	1,134,763

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Mount Hood Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/38	$ 1,000,000	$ 1,104,185
Insured: School Bond Guaranty
5.00%, due 6/15/39	1,000,000	1,095,316
Insured: School Bond Guaranty
5.00%, due 6/15/40	1,000,000	1,089,915
Insured: School Bond Guaranty
5.00%, due 6/15/43	1,000,000	1,074,176
Multnomah & Clackamas Counties School District No. 10JT, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,500,000	2,548,733
Multnomah County School District No. 1J, Portland Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	1,735,000	1,535,600
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
(zero coupon), due 6/15/27	1,000,000	973,720
Multnomah County School District No. 7, Reynolds, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	1,000,000	1,072,793
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,000,000	1,097,443
Insured: School Bond Guaranty
5.00%, due 6/15/33	1,000,000	1,109,104
Insured: School Bond Guaranty
5.00%, due 6/15/34	1,000,000	1,117,055
Insured: School Bond Guaranty
5.00%, due 6/15/35	1,000,000	1,122,682
Insured: School Bond Guaranty
5.00%, due 6/15/36	1,000,000	1,108,873
Nehalem Bay Health District, Unlimited General Obligation
Series A
5.00%, due 6/15/44	2,655,000	2,769,907
Northwest Regional Education Service District, Unlimited General Obligation
5.00%, due 6/1/34	500,000	548,321
Oregon City School District No. 62, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/27	210,000	204,621
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/28	200,000	188,849
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/29	225,000	205,060
Pacific Communities Health District, Unlimited General Obligation
5.00%, due 6/1/29	1,945,000	1,947,120
5.00%, due 6/1/30	2,060,000	2,062,214

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Polk Marion & Benton Counties School District No. 13J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 2/1/28	$ 1,515,000	$ 1,518,963
Salem-Keizer School District No. 24J, Unlimited General Obligation (b)
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,135,000	1,216,285
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/33	1,000,000	1,068,851
State of Oregon, Article XI-Q State Projects, Limited General Obligation
Series J
5.00%, due 11/1/39	1,605,000	1,729,083
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
5.00%, due 5/1/37	2,300,000	2,503,389
Series A
5.00%, due 5/1/44	3,000,000	3,086,564
State of Oregon, Articles XI-M, XI-N, XI-P State Projects, Unlimited General Obligation
Series C
5.25%, due 6/1/44	1,500,000	1,636,760
State of Oregon, Veterans Welfare, Limited General Obligation
Series I, Insured: AG-CR
2.15%, due 12/1/34	2,000,000	1,666,260
State of Oregon, Veterans Welfare, Unlimited General Obligation
Series I
6.25%, due 6/1/55	985,000	1,075,448
Tillamook & Yamhill Counties School District No. 101, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,275,000	1,323,286
Umatilla Hospital District No. 1, Limited General Obligation
4.75%, due 6/1/43	2,230,000	2,224,253
Washington & Clackamas Counties School District No. 23J, Tigard-Tualatin, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	2,000,000	2,039,160
Insured: School Bond Guaranty
5.00%, due 6/15/39	2,800,000	3,055,837
Insured: School Bond Guaranty
5.00%, due 6/15/43	2,500,000	2,670,039
Insured: School Bond Guaranty
5.00%, due 6/15/44	4,310,000	4,580,765
Washington & Multnomah Counties School District No. 48J, Beaverton, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
(zero coupon), due 6/15/30	1,000,000	867,053
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/38	2,000,000	1,197,607
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/40	2,000,000	1,062,700

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Washington Clackamas & Yamhill Counties School District No. 88J, Sherwood, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/42	$ 3,000,000	$ 1,413,833
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,785,000	2,839,289
Washington County School District No. 15, Forest Grove, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/41	1,000,000	1,081,343
		121,333,729
Hospital 9.4%
Medford Hospital Facilities Authority, Asante Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 8/15/45	1,600,000	1,463,580
Series A
5.00%, due 8/15/33	500,000	527,812
Series A
5.00%, due 8/15/34	1,180,000	1,239,550
Oregon Health & Science University, Revenue Bonds
Series B-2
5.00%, due 7/1/46 (c)	8,660,000	9,264,838
Oregon State Facilities Authority, Legacy Health Project, Revenue Bonds
Series B
5.00%, due 6/1/30	2,255,000	2,392,730
Oregon State Facilities Authority, Samaritan Health Services Project, Revenue Bonds
Series A
5.00%, due 10/1/35	550,000	564,408
Series A
5.00%, due 10/1/40	2,105,000	2,119,288
Series A
5.00%, due 10/1/46	265,000	258,145
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	3,000,000	2,750,390
Series A
5.00%, due 5/15/30	1,130,000	1,181,328
Union County Hospital Facility Authority, Grande Ronde Hospital Project, Revenue Bonds
5.00%, due 7/1/28	135,000	138,309
5.00%, due 7/1/29	175,000	180,590
5.00%, due 7/1/30	200,000	207,349
5.00%, due 7/1/31	665,000	692,510
5.00%, due 7/1/32	500,000	522,061
5.00%, due 7/1/47	1,250,000	1,195,333
		24,698,221

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue 27.7%
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series G
5.00%, due 6/1/31	$ 2,500,000	$ 2,610,374
Series B
5.00%, due 12/1/34	1,000,000	1,050,790
Series D
5.00%, due 12/1/55 (c)	2,000,000	2,080,567
Central Lincoln People's Utility District, Revenue Bonds
5.00%, due 12/1/42	600,000	643,009
5.00%, due 12/1/44	425,000	450,862
5.00%, due 12/1/45	355,000	374,520
City of Eugene, Electric Utility System, Revenue Bonds
5.00%, due 8/1/44	1,000,000	1,068,632
5.00%, due 8/1/45	1,200,000	1,275,870
5.00%, due 8/1/46	850,000	900,180
Clackamas County Housing Authority, Easton Ridge LLC, Revenue Bonds
Series A
4.00%, due 9/1/27	680,000	680,293
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B
5.00%, due 9/1/33	1,500,000	1,514,060
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	2,967,500	3,029,631
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	472,603	467,175
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	1,250,000	1,269,657
Series A
5.00%, due 6/1/34	1,000,000	1,024,369
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series D
5.00%, due 12/1/33	1,000,000	1,038,931
Main Street Natural Gas, Inc., Revenue Bonds
Series A
5.00%, due 6/1/53 (c)	1,000,000	1,034,423
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	3,630,000	3,727,783
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
4.22%, due 11/20/42 (c)	2,623,910	2,490,128
New Hampshire Business Finance Authority, The Astro Sunterra Project, Revenue Bonds
(zero coupon), due 12/15/34 (d)	500,000	288,885
Oregon State Business Development Commission, Intel Corp. Project, Revenue Bonds
Series 232
3.80%, due 12/1/40 (c)	6,000,000	6,055,303

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Oregon State Lottery, Revenue Bonds
Series A
5.00%, due 4/1/29	$ 1,000,000	$ 1,058,193
Series A
5.00%, due 4/1/33	1,000,000	1,111,486
Series A
5.25%, due 4/1/42	2,150,000	2,354,855
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	2,821,000	2,757,536
Series A-1
4.50%, due 7/1/34	579,000	577,430
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,391,000	1,359,707
Series A-1
4.55%, due 7/1/40	545,000	540,066
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series A
3.50%, due 1/1/51	2,205,000	2,196,656
Series C
3.75%, due 7/1/38	705,000	658,008
Series A
4.00%, due 7/1/51	5,405,000	5,424,969
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,945,000	4,341,707
State of Oregon, Housing & Community Services Department, Verde Pines Project, Revenue Bonds
Series O
3.10%, due 12/1/59 (c)	1,875,000	1,873,810
Territory of Guam, Revenue Bonds
Series F
5.00%, due 1/1/30	1,000,000	1,046,050
Series F
5.00%, due 1/1/31	1,000,000	1,054,457
Series G
5.00%, due 1/1/32	1,850,000	1,959,865
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (c)	2,650,000	2,781,149
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
5.00%, due 10/1/27	550,000	563,699
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Senior Lien
Series A
3.00%, due 9/1/44	5,000	4,039
Series A
5.00%, due 9/1/44	2,000,000	2,156,928

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (d)
Series B
5.00%, due 11/1/32	$ 1,000,000	$ 1,043,030
Series B
5.00%, due 11/1/34	1,200,000	1,245,990
Series B
5.00%, due 11/1/36	500,000	516,868
Series B
5.00%, due 11/1/39	3,410,000	3,502,987
		73,204,927
Transportation 7.1%
County of Jackson, Airport, Revenue Bonds
Insured: BAM
5.00%, due 12/1/35	460,000	504,088
Insured: BAM
5.00%, due 12/1/36	500,000	548,038
Insured: BAM
5.00%, due 12/1/37	325,000	353,323
Port of Portland, Airport, Revenue Bonds (a)
Series 27-A
5.00%, due 7/1/35	4,290,000	4,481,690
Series 30-A
5.00%, due 7/1/36	1,000,000	1,079,884
Series 30-A
5.25%, due 7/1/44	5,000,000	5,262,766
State of Oregon, Department of Transportation, Revenue Bonds, Sub. Lien
Series A
5.00%, due 11/15/41	1,355,000	1,447,203
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
5.00%, due 10/1/30	2,000,000	2,064,166
Series A
5.00%, due 10/1/31	3,000,000	3,090,830
		18,831,988
Utility 0.1%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/44	200,000	204,186
Water & Sewer 6.0%
City of Beaverton, Water, Revenue Bonds
5.00%, due 4/1/36	1,760,000	1,855,182
5.00%, due 4/1/37	1,850,000	1,943,427
City of Eugene, Water Utility System, Revenue Bonds
5.00%, due 8/1/43	1,270,000	1,363,556

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of Portland, Sewer System, Revenue Bonds, First Lien
Series A
2.00%, due 6/15/29	$ 750,000	$ 718,022
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 12/1/47	3,000,000	3,109,210
City of Portland, Water System, Revenue Bonds, Second Lien
Series A
5.00%, due 5/1/35	1,740,000	1,831,038
Series A
5.00%, due 5/1/35	2,000,000	2,230,216
Series A
5.00%, due 5/1/38	1,250,000	1,362,584
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (d)	1,325,000	1,271,680
		15,684,915
Total Long-Term Municipal Bonds (Cost $257,680,687)		259,088,324
Short-Term Municipal Notes 0.9%
Hospital 0.9%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Revenue Bonds
Series B
2.95%, due 8/1/34 (e)	2,400,000	2,400,000
Total Short-Term Municipal Notes (Cost $2,400,000)		2,400,000
Total Municipal Bonds (Cost $260,080,687)		261,488,324

	Shares
Short-Term Investment 0.2%
Unaffiliated Investment Company 0.2%
BNY Dreyfus Government Cash Management - Institutional Shares, 3.552% (f)	531,570	531,570
Total Short-Term Investment (Cost $531,570)		531,570
Total Investments (Cost $260,612,257)	99.2%	262,019,894
Other Assets, Less Liabilities	0.8	2,198,628
Net Assets	100.0%	$ 264,218,522

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of July 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
VRD—Variable Rate Demand
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 259,088,324	$ —	$ 259,088,324
Short-Term Municipal Notes	—	2,400,000	—	2,400,000
Total Municipal Bonds	—	261,488,324	—	261,488,324
Short-Term Investment
Unaffiliated Investment Company	531,570	—	—	531,570
Total Investments in Securities	$ 531,570	$ 261,488,324	$ —	$ 262,019,894

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM MacKay Short Duration High Income Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.3%
Convertible Bond 0.1%
Media 0.1%
Cable One, Inc.
1.125%, due 3/15/28	$ 9,650,000	$ 4,270,125
Total Convertible Bond (Cost $8,982,362)		4,270,125
Corporate Bonds 81.6%
Advertising 1.2%
Clear Channel Outdoor Holdings, Inc. (a)
7.125%, due 2/15/31	7,000,000	7,220,535
7.875%, due 4/1/30	2,500,000	2,596,307
Lamar Media Corp.
3.75%, due 2/15/28	5,500,000	5,382,494
4.00%, due 2/15/30	2,750,000	2,623,131
4.875%, due 1/15/29	10,000,000	9,854,797
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	5,750,000	5,586,264
4.625%, due 3/15/30	3,500,000	3,380,291
		36,643,819
Aerospace & Defense 2.4%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	7,000,000	7,150,955
Bombardier, Inc.
7.25%, due 7/1/31 (a)	1,000,000	1,041,571
TransDigm, Inc.
4.625%, due 1/15/29	7,000,000	6,861,751
6.375%, due 3/1/29 (a)	24,000,000	24,288,744
6.75%, due 8/15/28 (a)	26,320,000	26,484,784
6.875%, due 12/15/30 (a)	3,000,000	3,075,222
7.125%, due 12/1/31 (a)	2,500,000	2,578,600
		71,481,627
Agriculture 0.1%
Darling Ingredients, Inc. (a)
5.25%, due 4/15/27	500,000	499,917
6.00%, due 6/15/30	1,750,000	1,757,849
		2,257,766
Airlines 0.2%
United Airlines Holdings, Inc.
5.375%, due 3/1/31	5,170,000	5,102,263
Apparel 0.3%
Under Armour, Inc.
7.25%, due 7/15/30 (a)	6,000,000	6,112,068

	Principal Amount	Value
Corporate Bonds
Apparel
William Carter Co. (The)
7.375%, due 2/15/31 (a)	$ 2,510,000	$ 2,573,794
		8,685,862
Auto Manufacturers 0.1%
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,051,466
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	1,275,000	1,313,708
		3,365,174
Auto Parts & Equipment 1.9%
Adient Global Holdings Ltd.
7.00%, due 4/15/28 (a)	650,000	659,750
Clarios Global LP
6.75%, due 2/15/30 (a)	2,500,000	2,563,488
Cooper-Standard Automotive, Inc.
9.25%, due 3/1/31 (a)	3,000,000	3,053,588
Cyprium Corp.
6.125%, due 4/15/31 (a)	5,000,000	4,955,650
IHO Verwaltungs GmbH (a)(b)
6.375% (6.375% Cash or 7.13% PIK), due 5/15/29	2,775,000	2,792,865
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	13,750,000	14,251,407
Phinia, Inc.
6.75%, due 4/15/29 (a)	6,000,000	6,099,372
Tenneco, Inc.
8.00%, due 11/17/28 (a)	7,250,000	7,268,195
ZF North America Capital, Inc. (a)
6.875%, due 4/14/28	8,350,000	8,500,342
7.50%, due 3/24/31	6,710,000	6,756,793
		56,901,450
Building Materials 0.4%
Builders FirstSource, Inc.
5.00%, due 3/1/30 (a)	1,000,000	969,120
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	1,500,000	1,524,596
JH North America Holdings, Inc.
5.875%, due 1/31/31 (a)	6,035,000	6,021,939
Knife River Corp.
7.75%, due 5/1/31 (a)	750,000	773,642
Standard Industries, Inc.
4.75%, due 1/15/28 (a)	3,350,000	3,329,588
		12,618,885
Chemicals 1.8%
ASP Unifrax Holdings, Inc. (a)(b)(c)(d)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	2,536,144	254
11.175% (6.425% Cash and 4.75% PIK), due 9/30/29	1,042,268	364,794

	Principal Amount	Value
Corporate Bonds
Chemicals
Celanese US Holdings LLC (e)
7.33%, due 7/15/29	$ 3,500,000	$ 3,638,422
7.35%, due 11/15/28	6,647,000	6,896,050
7.55%, due 11/15/30	1,635,000	1,721,114
GPD Cos., Inc.
12.50% (10.125% Cash and 2.375% PIK), due 12/31/29 (a)(b)	6,244,555	3,992,111
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	2,356,800	2,215,392
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	6,125,000	6,128,442
7.00%, due 12/1/31	2,615,000	2,742,622
8.50%, due 11/15/28	6,250,000	6,443,762
9.00%, due 2/15/30	3,435,000	3,598,506
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	4,400,000	4,399,780
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	11,600,000	11,327,414
		53,468,663
Coal 0.4%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	12,641,000	13,188,608
Commercial Services 4.4%
Belron UK Finance plc
5.75%, due 10/15/29 (a)	10,300,000	10,296,744
Block, Inc.
5.625%, due 8/15/30 (a)	8,910,000	8,864,417
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	8,000,000	7,729,193
4.875%, due 7/1/29	16,025,000	14,756,062
DCLI Bidco LLC
7.75%, due 11/15/29 (a)	6,585,000	6,764,474
Herc Holdings, Inc. (a)
6.625%, due 6/15/29	2,910,000	2,962,176
7.00%, due 6/15/30	2,425,000	2,500,827
Korn Ferry
4.625%, due 12/15/27 (a)	7,130,000	7,086,668
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	4,750,000	4,952,374
Series Reg S
10.00%, due 8/13/31 (f)	2,125,000	2,154,123
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	8,000,000	7,942,957
OT Midco, Inc.
10.00%, due 2/15/30 (a)	5,530,000	2,073,750

	Principal Amount	Value
Corporate Bonds
Commercial Services
Service Corp. International
7.50%, due 4/1/27	$ 3,150,000	$ 3,196,809
TriNet Group, Inc.
3.50%, due 3/1/29 (a)	7,000,000	6,607,082
United Rentals North America, Inc.
3.875%, due 11/15/27	875,000	864,891
3.875%, due 2/15/31	3,750,000	3,505,314
4.875%, due 1/15/28	10,150,000	10,109,904
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	11,750,000	11,606,491
6.625%, due 6/15/29	6,000,000	6,101,370
6.625%, due 4/15/30	10,800,000	11,042,914
		131,118,540
Computers 0.3%
Crowdstrike Holdings, Inc.
3.00%, due 2/15/29	2,250,000	2,137,582
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	3,000,000	3,114,354
Gartner, Inc.
4.50%, due 7/1/28 (a)	2,500,000	2,458,169
		7,710,105
Cosmetics & Personal Care 0.6%
Edgewell Personal Care Co.
5.50%, due 6/1/28 (a)	14,750,000	14,708,063
Perrigo Finance Unlimited Co.
5.15%, due 6/15/30 (e)	3,250,000	3,072,885
		17,780,948
Distribution & Wholesale 0.8%
Gates Corp.
6.875%, due 7/1/29 (a)	5,510,000	5,620,883
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	3,350,000	3,379,885
7.75%, due 3/15/31	9,750,000	10,061,526
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	5,000,000	4,955,287
		24,017,581
Diversified Financial Services 2.9%
Aretec Group, Inc.
10.00%, due 8/15/30 (a)	10,500,000	11,076,125
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	2,000,000	2,070,040
Enact Holdings, Inc.
6.25%, due 5/28/29	5,000,000	5,128,795
Jane Street Group (a)
4.50%, due 11/15/29	5,212,000	5,056,817

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Jane Street Group (a)
7.125%, due 4/30/31	$ 3,230,000	$ 3,333,434
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	1,350,000	1,341,978
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)	9,500,000	9,003,021
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	3,500,000	3,415,004
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	5,815,000	6,004,086
Radian Group, Inc.
4.875%, due 3/15/27	1,000,000	998,571
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	13,475,000	13,584,242
6.125%, due 8/1/31	4,585,000	4,605,894
7.125%, due 2/1/32	3,000,000	3,074,838
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	15,085,000	15,711,239
		84,404,084
Electric 3.6%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	10,500,000	10,362,581
EUSHI Finance, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 2.509%), due 4/1/56 (g)	4,750,000	4,688,794
NRG Energy, Inc.
5.75%, due 1/15/28	2,000,000	2,000,888
PacifiCorp (g)
7.125% (5 Year Treasury Constant Maturity Rate + 3.292%), due 8/15/56	8,950,000	8,811,645
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55	2,500,000	2,486,469
PG&E Corp.
5.00%, due 7/1/28	10,000,000	9,905,614
6.85% (5 Year Treasury Constant Maturity Rate + 3.225%), due 9/15/56 (g)	4,000,000	3,958,267
7.375% (5 Year Treasury Constant Maturity Rate + 3.883%), due 3/15/55 (g)	3,500,000	3,553,967
Talen Energy Supply LLC
6.125%, due 5/1/31 (a)	17,500,000	17,395,756
Vistra Corp.
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (a)(g)(h)	12,250,000	12,306,178
Vistra Operations Co. LLC
7.75%, due 10/15/31 (a)	2,500,000	2,606,290
VoltaGrid LLC
7.375%, due 11/1/30 (a)	9,360,000	9,406,525
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	6,000,000	5,930,987
7.25%, due 1/15/29	7,000,000	7,219,013
8.375%, due 1/15/31	4,420,000	4,697,695
		105,330,669

	Principal Amount	Value
Corporate Bonds
Electrical Components & Equipment 0.7%
EnerSys
4.375%, due 12/15/27 (a)	$ 6,385,000	$ 6,308,275
WESCO Distribution, Inc. (a)
5.25%, due 4/15/31	8,345,000	8,206,003
6.375%, due 3/15/29	7,000,000	7,098,756
		21,613,034
Electronics 0.2%
Sensata Technologies BV (a)
4.00%, due 4/15/29	1,096,000	1,054,691
5.875%, due 9/1/30	4,000,000	4,003,284
Sensata Technologies, Inc.
3.75%, due 2/15/31 (a)	1,200,000	1,116,685
		6,174,660
Engineering & Construction 0.2%
Weekley Homes LLC
4.875%, due 9/15/28 (a)	7,035,000	6,913,693
Entertainment 4.7%
Affinity Interactive
6.875%, due 12/15/27 (a)	1,350,000	661,500
Caesars Entertainment, Inc. (a)
4.625%, due 10/15/29	7,500,000	7,126,771
7.00%, due 2/15/30	2,250,000	2,257,443
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	10,995,000	10,887,342
5.50%, due 4/1/27	29,510,000	29,526,053
5.75%, due 4/1/30	9,500,000	9,471,898
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	6,000,000	5,910,758
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	7,675,000	7,531,094
6.75%, due 2/15/29	1,485,000	1,455,300
Light & Wonder International, Inc. (a)
7.25%, due 11/15/29	3,550,000	3,608,103
7.50%, due 9/1/31	4,000,000	4,120,244
Live Nation Entertainment, Inc. (a)
3.75%, due 1/15/28	3,250,000	3,182,010
4.75%, due 10/15/27	15,025,000	14,947,668
6.50%, due 5/15/27	15,150,000	15,157,136
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	4,300,000	3,368,012
Motion Bondco DAC
6.625%, due 11/15/27 (a)	1,250,000	1,186,561
Rivers Enterprise Borrower LLC
6.25%, due 10/15/30 (a)	13,325,000	13,384,056

	Principal Amount	Value
Corporate Bonds
Entertainment
Vail Resorts, Inc.
5.625%, due 7/15/30 (a)	$ 5,960,000	$ 5,933,955
		139,715,904
Environmental Control 0.1%
Clean Harbors, Inc.
6.375%, due 2/1/31 (a)	2,500,000	2,525,646
Food 2.3%
Albertsons Cos., Inc.
5.50%, due 3/31/31 (a)	6,000,000	5,765,230
Chobani LLC (a)
4.625%, due 11/15/28	6,150,000	6,077,394
7.625%, due 7/1/29	1,500,000	1,546,831
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,520,000	5,630,400
Performance Food Group, Inc.
4.25%, due 8/1/29 (a)	14,000,000	13,534,931
Post Holdings, Inc.
4.625%, due 4/15/30 (a)	7,250,000	6,983,597
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	17,000,000	16,432,529
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	3,500,000	3,500,000
US Foods, Inc. (a)
4.625%, due 6/1/30	2,000,000	1,943,250
4.75%, due 2/15/29	1,000,000	985,341
6.875%, due 9/15/28	1,000,000	1,020,063
Viking Baked Goods Acquisition Corp. (a)
8.625%, due 11/1/31	1,575,000	1,580,824
Series JUL
8.625%, due 11/1/31	2,000,000	2,007,396
		67,007,786
Food Service 0.3%
Aramark Services, Inc.
5.00%, due 2/1/28 (a)	9,000,000	8,970,691
Forest Products & Paper 0.3%
Mercer International, Inc.
5.125%, due 2/1/29	6,495,000	3,864,525
12.875%, due 10/1/28 (a)	9,305,000	5,164,275
		9,028,800
Healthcare-Products 0.5%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	6,720,000	6,888,000

	Principal Amount	Value
Corporate Bonds
Healthcare-Products
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	$ 1,800,000	$ 1,884,074
Teleflex, Inc.
4.25%, due 6/1/28 (a)	7,500,000	7,346,367
		16,118,441
Healthcare-Services 2.2%
Acadia Healthcare Co., Inc.
5.50%, due 7/1/28 (a)	5,085,000	5,052,221
Centene Corp.
3.375%, due 2/15/30	2,600,000	2,404,711
4.625%, due 12/15/29	19,980,000	19,383,341
DaVita, Inc.
4.625%, due 6/1/30 (a)	7,500,000	7,229,500
Encompass Health Corp.
4.50%, due 2/1/28	3,500,000	3,462,719
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	4,250,000	4,119,381
IQVIA, Inc.
5.00%, due 10/15/26 (a)	6,265,000	6,261,739
5.70%, due 5/15/28	3,000,000	3,031,305
6.50%, due 5/15/30 (a)	1,390,000	1,416,291
LifePoint Health, Inc.
9.875%, due 8/15/30 (a)	8,000,000	8,398,336
Molina Healthcare, Inc.
6.50%, due 2/15/31 (a)	4,000,000	4,036,780
		64,796,324
Holding Companies-Diversified 0.5%
Stena International SA (a)
7.25%, due 1/15/31	9,975,000	10,152,824
7.625%, due 2/15/31	5,000,000	5,153,930
		15,306,754
Home Builders 1.0%
Century Communities, Inc.
3.875%, due 8/15/29 (a)	1,840,000	1,744,905
KB Home
4.80%, due 11/15/29	1,775,000	1,720,772
LGI Homes, Inc.
8.75%, due 12/15/28 (a)	2,500,000	2,566,710
M/I Homes, Inc.
4.95%, due 2/1/28	4,115,000	4,077,865
Mattamy Group Corp.
4.625%, due 3/1/30 (a)	3,617,000	3,466,403
Shea Homes LP
4.75%, due 2/15/28	3,600,000	3,551,101
4.75%, due 4/1/29	1,750,000	1,699,804

	Principal Amount	Value
Corporate Bonds
Home Builders
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	$ 4,085,000	$ 4,237,469
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	2,750,000	2,592,039
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	3,380,000	3,375,775
		29,032,843
Home Furnishings 0.0% ‡
Whirlpool Corp.
7.50%, due 7/1/31 (a)	825,000	819,849
Housewares 1.1%
Central Garden & Pet Co.
5.125%, due 2/1/28	9,555,000	9,545,468
Newell Brands, Inc.
6.375%, due 9/15/27	5,250,000	5,265,934
6.375%, due 5/15/30	5,645,000	5,706,986
6.625%, due 9/15/29	1,000,000	1,012,028
8.50%, due 6/1/28 (a)	7,000,000	7,306,144
Scotts Miracle-Gro Co. (The)
4.50%, due 10/15/29	1,225,000	1,201,018
5.25%, due 12/15/26	3,250,000	3,241,875
		33,279,453
Insurance 0.5%
HUB International Ltd.
7.25%, due 6/15/30 (a)	4,500,000	4,633,510
MGIC Investment Corp.
5.25%, due 8/15/28	3,516,000	3,510,465
NMI Holdings, Inc.
6.00%, due 8/15/29	5,500,000	5,579,805
Ryan Specialty LLC
4.375%, due 2/1/30 (a)	730,000	704,846
		14,428,626
Internet 1.4%
Arches Buyer, Inc.
4.25%, due 6/1/28 (a)	4,065,000	3,937,838
Cogent Communications Group LLC (a)
7.00%, due 6/15/27	515,000	507,697
7.00%, due 6/15/27	1,350,000	1,332,675
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	6,500,000	6,510,003
Go Daddy Operating Co. LLC (a)
3.50%, due 3/1/29	4,000,000	3,742,572
5.25%, due 12/1/27	16,100,000	16,073,124

	Principal Amount	Value
Corporate Bonds
Internet
Match Group Holdings II LLC
5.00%, due 12/15/27 (a)	$ 3,000,000	$ 2,991,167
Photo Holdings LLC
12.00%, due 7/1/31 (a)	7,480,000	7,705,928
		42,801,004
Investment Companies 0.6%
Apollo Debt Solutions BDC
5.875%, due 8/30/30	3,000,000	2,948,343
Ares Capital Corp.
5.50%, due 9/1/30	6,125,000	6,013,442
FS KKR Capital Corp.
3.25%, due 7/15/27	1,000,000	970,766
7.50%, due 8/1/31	4,390,000	4,397,443
7.875%, due 1/15/29	2,650,000	2,725,550
		17,055,544
Iron & Steel 1.0%
Mineral Resources Ltd. (a)
7.00%, due 4/1/31	15,150,000	15,590,379
8.50%, due 5/1/30	1,000,000	1,031,143
9.25%, due 10/1/28	11,465,000	11,792,237
		28,413,759
Leisure Time 0.4%
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	7,125,000	6,924,050
Carnival Corp. Ltd.
4.00%, due 8/1/28 (a)	3,000,000	2,938,640
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	1,500,000	1,463,279
		11,325,969
Lodging 1.9%
Boyd Gaming Corp.
4.75%, due 12/1/27	18,270,000	18,172,685
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	4,500,000	4,222,815
4.875%, due 1/15/30	5,000,000	4,929,153
5.50%, due 9/15/31 (a)	6,050,000	5,994,327
5.875%, due 4/1/29 (a)	10,750,000	10,831,582
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	3,035,000	3,034,007
Station Casinos LLC
4.50%, due 2/15/28 (a)	3,000,000	2,949,918
Travel + Leisure Co.
6.25%, due 6/1/31 (a)	4,755,000	4,762,313
		54,896,800

	Principal Amount	Value
Corporate Bonds
Machinery—Construction & Mining 0.6%
Solaris Energy Infrastructure LLC
6.375%, due 5/15/31 (a)	$ 2,320,000	$ 2,278,985
Terex Corp.
5.00%, due 5/15/29 (a)	4,500,000	4,436,958
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	10,500,000	10,377,388
		17,093,331
Machinery-Diversified 0.3%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (d)(i)(j)	3,425,000	—
Esab Corp.
5.625%, due 4/1/31 (a)	2,590,000	2,558,686
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	2,500,000	2,593,955
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	4,695,000	4,694,409
		9,847,050
Media 5.5%
Block Communications, Inc.
10.25%, due 3/1/31 (a)	3,000,000	2,606,614
Cable One, Inc.
4.00%, due 11/15/30 (a)	4,495,000	1,671,218
CCO Holdings LLC (a)
4.25%, due 2/1/31	4,500,000	3,983,082
4.75%, due 3/1/30	6,000,000	5,605,954
5.00%, due 2/1/28	19,795,000	19,542,412
5.125%, due 5/1/27	462,000	461,042
5.375%, due 6/1/29	7,000,000	6,798,152
6.375%, due 9/1/29	1,500,000	1,490,514
Directv Financing LLC (a)
5.875%, due 8/15/27	1,151,000	1,148,282
8.875%, due 2/1/30	5,515,000	5,614,981
Discovery Communications LLC
3.625%, due 5/15/30	9,255,000	8,560,875
4.125%, due 5/15/29	8,850,000	8,695,125
EchoStar Corp.
6.75% (6.75% PIK), due 11/30/30 (b)	5,000,000	5,071,000
10.75%, due 11/30/29	18,030,000	19,503,098
Gray Media, Inc.
10.50%, due 7/15/29 (a)	6,598,000	6,957,987
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (a)	8,400,000	4,737,768
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	1,500,000	1,470,838
Paramount Global
4.20%, due 6/1/29	1,000,000	949,586

	Principal Amount	Value
Corporate Bonds
Media
Paramount Global
4.95%, due 1/15/31	$ 7,325,000	$ 6,712,644
7.875%, due 7/30/30	2,000,000	2,085,131
Sirius XM Radio LLC (a)
4.00%, due 7/15/28	7,390,000	7,188,153
5.00%, due 8/1/27	3,126,000	3,121,472
5.50%, due 7/1/29	1,000,000	995,441
Univision Communications, Inc. (a)
4.50%, due 5/1/29	4,000,000	3,787,803
7.375%, due 6/30/30	6,500,000	6,471,792
Versant Media Group, Inc.
7.25%, due 1/30/31 (a)	10,180,000	10,493,941
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	9,000,000	8,079,854
Ziggo BV
4.875%, due 1/15/30 (a)	9,000,000	8,104,867
		161,909,626
Metal Fabricate & Hardware 0.1%
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	2,000,000	2,089,770
Mining 1.7%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	1,500,000	1,543,317
Alumina Pty. Ltd.
6.125%, due 3/15/30 (a)	6,200,000	6,251,584
Arcosa, Inc.
4.375%, due 4/15/29 (a)	5,050,000	4,934,432
Century Aluminum Co.
6.875%, due 8/1/32 (a)	1,500,000	1,523,253
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	4,045,000	4,225,439
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	8,675,000	8,665,480
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	14,894,000	14,858,424
PLS Group Ltd.
6.875%, due 5/1/31 (a)	7,990,000	8,098,475
		50,100,404
Miscellaneous—Manufacturing 1.2%
Amsted Industries, Inc.
4.625%, due 5/15/30 (a)	2,000,000	1,934,336
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	10,000,000	10,116,120
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(b)	6,348,437	6,470,448

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing
Calderys Financing LLC
11.25%, due 6/1/28 (a)	$ 5,750,000	$ 5,954,165
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	4,500,000	4,490,278
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	7,500,000	7,654,208
		36,619,555
Oil & Gas 4.4%
Ascent Resources Utica Holdings LLC
9.00%, due 11/1/27 (a)	1,556,000	1,649,748
Caturus Energy LLC
7.125%, due 5/15/31 (a)	4,485,000	4,446,059
Chord Energy Corp.
6.00%, due 10/1/30 (a)	9,750,000	9,782,662
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	7,905,000	7,785,150
6.75%, due 3/1/29	3,750,000	3,683,991
Eldorado Drilling Bondco Ltd.
Series Reg S
9.125%, due 6/24/30 (a)	2,460,000	2,450,075
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	4,005,000	4,054,141
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	3,500,000	3,493,154
6.25%, due 11/1/28	5,000,000	5,014,795
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	1,625,000	1,628,768
Noble Finance II LLC
8.00%, due 4/15/30 (a)	8,990,000	9,293,738
PBF Holding Co. LLC (a)
7.875%, due 9/15/30	1,000,000	1,037,820
9.875%, due 3/15/30	4,575,000	4,901,559
Range Resources Corp.
4.75%, due 2/15/30 (a)	7,272,000	7,079,409
SM Energy Co.
6.625%, due 1/15/27	1,950,000	1,953,528
6.75%, due 8/1/29 (a)	5,000,000	5,072,545
Sunoco LP
4.50%, due 5/15/29	1,250,000	1,216,922
4.50%, due 10/1/29 (a)	1,000,000	968,560
4.625%, due 5/1/30 (a)	2,000,000	1,925,742
5.375%, due 7/15/31 (a)	4,675,000	4,585,727
5.875%, due 7/15/27 (a)	19,540,000	19,544,530
Talos Production, Inc.
9.375%, due 2/1/31 (a)	5,000,000	5,271,600
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	9,790,000	9,578,487

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	$ 4,553,846	$ 4,650,342
Transocean International Ltd.
8.25%, due 5/15/29 (a)	3,750,000	3,866,854
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,750,000	4,893,440
		129,829,346
Oil & Gas Services 0.9%
Kodiak Gas Services LLC
5.875%, due 4/1/31 (a)	7,450,000	7,366,274
SESI LLC
7.875%, due 9/30/30 (a)	10,900,000	11,028,901
Tidewater, Inc.
9.125%, due 7/15/30 (a)	8,500,000	9,084,198
		27,479,373
Packaging & Containers 0.2%
Canpack Group, Inc.
6.00%, due 5/15/31 (a)	3,300,000	3,281,942
TriMas Corp.
4.125%, due 4/15/29 (a)	2,500,000	2,388,332
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	733,000	774,845
		6,445,119
Pharmaceuticals 2.4%
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	8,200,000	8,105,699
Jazz Securities DAC
4.375%, due 1/15/29 (a)	22,180,000	21,713,637
Organon & Co. (a)
4.125%, due 4/30/28	26,210,000	25,793,638
5.125%, due 4/30/31	14,502,000	14,353,481
		69,966,455
Pipelines 5.5%
Antero Midstream Partners LP (a)
5.375%, due 6/15/29	4,110,000	4,097,158
5.75%, due 1/15/28	7,035,000	7,029,604
Buckeye Partners LP (a)
6.75%, due 2/1/30	5,500,000	5,634,805
6.875%, due 7/1/29	10,050,000	10,278,416
DT Midstream, Inc.
4.125%, due 6/15/29 (a)	2,500,000	2,438,090
Energy Transfer LP
6.50% (5 Year Treasury Constant Maturity Rate + 2.676%), due 2/15/56 (g)	6,660,000	6,660,739
Excelerate Energy LP
8.00%, due 5/15/30 (a)	15,815,000	16,569,107

	Principal Amount	Value
Corporate Bonds
Pipelines
Global Partners LP
6.875%, due 1/15/29	$ 2,250,000	$ 2,261,529
Hess Midstream Operations LP (a)
5.50%, due 10/15/30	5,105,000	5,086,859
5.875%, due 3/1/28	4,000,000	4,020,312
6.50%, due 6/1/29	7,500,000	7,627,245
ITT Holdings LLC
6.50%, due 8/1/29 (a)	7,500,000	7,415,725
Plains All American Pipeline LP
Series B
8.023% (3 Month SOFR + 4.372%), due 11/15/2174 (g)(h)	18,663,000	18,653,861
Rockies Express Pipeline LLC
4.95%, due 7/15/29 (a)	5,575,000	5,499,018
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	4,500,000	4,494,683
6.00%, due 12/31/30	7,000,000	6,949,995
7.375%, due 2/15/29	12,400,000	12,681,889
Venture Global LNG, Inc. (a)
7.00%, due 1/15/30	12,611,000	12,811,591
8.375%, due 6/1/31	9,385,000	9,702,195
9.50%, due 2/1/29	7,000,000	7,492,940
Venture Global Plaquemines LNG LLC
6.125%, due 12/15/30 (a)	5,280,000	5,363,649
		162,769,410
Real Estate 0.1%
Howard Hughes Corp. (The)
4.125%, due 2/1/29 (a)	2,430,000	2,342,289
Real Estate Investment Trusts 2.1%
Blackstone Mortgage Trust, Inc. (a)
6.25%, due 6/1/31	5,840,000	5,583,719
7.75%, due 12/1/29	6,000,000	6,200,484
Diversified Healthcare Trust
7.25%, due 10/15/30 (a)	3,250,000	3,330,860
Iron Mountain, Inc. (a)
4.875%, due 9/15/27	6,750,000	6,727,894
5.00%, due 7/15/28	2,000,000	1,980,634
5.25%, due 3/15/28	4,775,000	4,757,741
Millrose Properties, Inc.
6.375%, due 8/1/30 (a)	9,695,000	9,766,675
RHP Hotel Properties LP (a)
4.50%, due 2/15/29	2,500,000	2,442,236
7.25%, due 7/15/28	3,220,000	3,279,393
SBA Communications Corp.
3.875%, due 2/15/27	2,000,000	1,986,796
Starwood Property Trust, Inc. (a)
5.25%, due 10/15/28	8,000,000	7,928,714

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Starwood Property Trust, Inc. (a)
5.75%, due 1/15/31	$ 5,475,000	$ 5,391,948
Vornado Realty LP
3.40%, due 6/1/31	2,500,000	2,274,506
		61,651,600
Retail 4.9%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	16,900,000	16,558,914
4.00%, due 10/15/30	16,810,000	15,794,698
5.625%, due 9/15/29	3,585,000	3,575,987
6.125%, due 6/15/29	7,500,000	7,578,190
Academy Ltd.
5.875%, due 5/15/31 (a)	3,000,000	2,967,631
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	14,605,000	14,444,528
4.75%, due 3/1/30	6,000,000	5,819,581
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	8,514,000	8,216,611
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	19,985,000	19,769,560
KFC Holding Co.
4.75%, due 6/1/27 (a)	9,157,000	9,120,838
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (a)	10,500,000	10,242,201
Lithia Motors, Inc.
5.50%, due 10/1/30 (a)	7,555,000	7,446,814
Murphy Oil USA, Inc.
4.75%, due 9/15/29	500,000	491,112
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	6,325,000	5,914,125
Penske Automotive Group, Inc.
3.75%, due 6/15/29	750,000	716,162
Petco Health & Wellness Co., Inc.
8.25%, due 2/1/31 (a)	2,500,000	2,507,987
QXO Building Products, Inc. (a)
6.50%, due 7/15/31	5,750,000	5,773,314
6.75%, due 4/30/32	2,500,000	2,553,151
Sonic Automotive, Inc.
4.625%, due 11/15/29 (a)	650,000	633,109
Yum! Brands, Inc.
3.625%, due 3/15/31	3,500,000	3,229,861
		143,354,374
Semiconductors 0.2%
Entegris, Inc.
4.75%, due 4/15/29 (a)	5,000,000	4,916,576

	Principal Amount	Value
Corporate Bonds
Software 2.8%
Cloud Software Group LLC (a)
6.50%, due 3/31/29	$ 28,235,000	$ 27,590,201
9.00%, due 9/30/29	2,000,000	1,959,503
Open Text Corp. (a)
3.875%, due 2/15/28	8,000,000	7,799,334
3.875%, due 12/1/29	3,000,000	2,759,238
6.90%, due 12/1/27	2,850,000	2,907,120
Open Text Holdings, Inc.
4.125%, due 2/15/30 (a)	3,250,000	2,998,258
PTC, Inc.
4.00%, due 2/15/28 (a)	4,600,000	4,498,017
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	20,550,000	20,521,721
UKG, Inc.
6.875%, due 2/1/31 (a)	11,326,000	11,096,796
		82,130,188
Telecommunications 6.3%
APLD ComputeCo 2 LLC
6.75%, due 3/15/31 (a)	14,695,000	14,364,488
APLD ComputeCo 3 LLC
7.00%, due 6/15/31 (a)	1,500,000	1,462,913
APLD ComputeCo LLC
9.25%, due 12/15/30 (a)	13,070,000	13,890,221
Bell Canada
6.875% (5 Year Treasury Constant Maturity Rate + 2.39%), due 9/15/55 (g)	6,000,000	6,049,968
Black Pearl Compute LLC
6.125%, due 2/15/31 (a)	10,475,000	10,457,444
Cipher Compute LLC
7.125%, due 11/15/30 (a)	19,250,000	19,635,212
Connect Finco SARL
9.00%, due 9/15/29 (a)	6,750,000	7,080,612
Core Scientific Finance I LLC
7.75%, due 5/15/31 (a)	20,210,000	19,790,143
Flash Compute LLC
7.25%, due 12/31/30 (a)	6,600,000	6,664,828
Galaxy Helios Data Centers II LLC
9.875%, due 8/1/31 (a)	4,185,000	4,196,384
Iliad Holding SAS (a)
7.00%, due 10/15/28	9,230,000	9,252,327
8.50%, due 4/15/31	3,000,000	3,155,703
PR RNO Property Owner 1 LLC
6.50%, due 5/1/31 (a)	16,015,000	15,080,030
Rogers Communications, Inc. (g)
6.875% (5 Year Treasury Constant Maturity Rate + 2.84%), due 7/31/56	4,500,000	4,501,836
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	9,000,000	9,054,009

	Principal Amount	Value
Corporate Bonds
Telecommunications
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	$ 13,845,000	$ 12,856,408
TELUS Corp.
6.375% (5 Year Treasury Constant Maturity Rate + 2.694%), due 6/9/56 (g)	4,285,000	4,230,130
Uniti Group LP
4.75%, due 4/15/28 (a)	2,000,000	1,992,415
Vodafone Group plc
7.00% (5 Year USD Interest Rate Swap + 4.873%), due 4/4/79 (g)	5,000,000	5,135,000
WULF Compute LLC
7.75%, due 10/15/30 (a)	16,540,000	17,184,514
		186,034,585
Toys, Games & Hobbies 0.2%
Mattel, Inc.
5.875%, due 12/15/27 (a)	4,765,000	4,764,662
Transportation 0.9%
Beacon Mobility Corp.
7.25%, due 8/1/30 (a)	2,250,000	2,321,530
Seaspan Corp. Pte. Ltd.
5.50%, due 8/1/29 (a)	1,300,000	1,262,888
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	22,435,000	21,839,180
Watco Cos. LLC
7.125%, due 8/1/32 (a)	1,500,000	1,537,190
		26,960,788
Total Corporate Bonds (Cost $2,419,248,162)		2,410,606,125
Loan Assignments 11.6%
Aerospace & Defense 0.1%
TransDigm, Inc.
First Lien Tranche Term Loan J
6.231% (1 Month SOFR + 2.50%), due 2/28/31 (g)	2,409,127	2,412,515
Automobile 0.4%
Clarios Global LP
First Lien Amendment No. 7 Dollar Term Loan
6.231% (1 Month SOFR + 2.50%), due 1/28/32 (g)	4,962,506	4,968,710
Tenneco, Inc.
First Lien Term Loan B 8.742% - 8.832%
(3 Month SOFR + 5.00%), due 11/17/28 (g)	7,100,000	7,094,824
		12,063,534

	Principal Amount	Value
Loan Assignments
Banking 0.2%
Jane Street Group LLC
First Lien Extended Term Loan
5.666% (3 Month SOFR + 2.00%), due 12/15/31 (g)	$ 6,266,042	$ 6,238,628
Beverage, Food & Tobacco 0.4%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.231% (1 Month SOFR + 3.50%), due 10/10/29 (g)	6,308,345	6,216,874
TreeHouse Foods, Inc.
First Lien Initial Term Loan
7.981% (1 Month SOFR + 4.25%), due 2/11/33 (g)	3,000,000	3,004,500
United Natural Foods, Inc.
First Lien Term Loan B
7.731% (1 Month SOFR + 4.00%), due 5/1/31 (g)	2,965,535	2,982,216
		12,203,590
Broadcasting & Entertainment 0.1%
Gray Media, Inc.
First Lien Term Loan D
6.82% (1 Month SOFR + 3.00%), due 12/1/28 (g)	2,138,529	2,142,902
Buildings & Real Estate 0.2%
Core & Main LP
First Lien Tranche Term Loan F
5.475% (3 Month SOFR + 1.75%), due 7/1/33 (g)	4,450,000	4,452,781
Capital Equipment 0.9%
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.073% (3 Month SOFR + 2.25%), due 8/4/31 (g)	7,525,363	7,522,368
TK Elevator Midco GmbH
First Lien Term Loan B1
6.704% (6 Month SOFR + 2.75%), due 4/30/30 (g)	18,691,104	18,756,523
		26,278,891
Cargo Transport 0.4%
Clue Opco LLC
First Lien Term Loan B
8.343% (3 Month SOFR + 4.50%), due 12/19/30 (g)	5,125,778	4,922,172
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.482% (3 Month SOFR + 1.75%), due 4/10/31 (g)	4,883,882	4,868,874
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B4
6.149% (3 Month SOFR + 2.50%), due 3/8/32 (g)	2,772,000	2,778,930
		12,569,976

	Principal Amount	Value
Loan Assignments
Chemicals 0.0% ‡
ASP Unifrax Holdings, Inc. (g)
First Lien Term Loan
6.663% (4.75% PIK) (3 Month SOFR + 3.00%), due 9/28/29 (b)	$ 1,797,487	$ 691,695
First Lien Term Loan
12.342% (1 Year SOFR + 8.375%), due 11/30/26	364,954	364,954
		1,056,649
Chemicals, Plastics & Rubber 0.8%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.095% (1 Month SOFR + 4.25%), due 3/16/29 (g)	9,254,007	8,916,236
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.981% (1 Month SOFR + 2.25%), due 5/5/28 (g)	13,500,615	13,529,682
		22,445,918
Diversified/Conglomerate Manufacturing 0.5%
Quikrete Holdings, Inc.
First Lien Term Loan B3
5.981% (1 Month SOFR + 2.25%), due 2/10/32 (g)	13,825,000	13,835,078
Electronics 0.4%
Camelot US Acquisition LLC (g)
First Lien Incremental Term Loan B
6.481% (1 Month SOFR + 2.75%), due 1/31/31	3,386,698	3,148,782
First Lien Incremental Term Loan
6.981% (1 Month SOFR + 3.25%), due 1/31/31	4,950,000	4,622,063
SS&C Technologies, Inc.
First Lien Term Loan B8
5.731% (1 Month SOFR + 2.00%), due 5/9/31 (g)	4,128,190	4,122,877
		11,893,722
Energy (Electricity) 0.8%
Alpha Generation LLC
First Lien Initial Term Loan B
5.481% (1 Month SOFR + 1.75%), due 9/30/31 (g)	6,857,225	6,821,512
Cogentrix Finance Holdco I LLC
First Lien Repricing Term Loan
5.981% (1 Month SOFR + 2.25%), due 2/26/32 (g)	3,031,500	3,032,446
Lightning Power LLC
First Lien Initial Term Loan B
5.749% (1 Month SOFR + 2.00%), due 8/18/31 (g)	1,965,000	1,965,352
Talen Energy Supply LLC
First Lien 2025-1 Incremental Term Loan B
5.823% (3 Month SOFR + 2.00%), due 11/25/32 (g)	12,935,000	12,789,481
		24,608,791

	Principal Amount	Value
Loan Assignments
Entertainment 0.3%
ECL Entertainment LLC
First Lien Term Loan B
6.731% (1 Month SOFR + 3.00%), due 8/30/30 (g)	$ 2,444,155	$ 2,444,155
OAK-Eagle Acquireco, Inc.
First Lien Term Loan B1
7.251% (1 Year SOFR + 3.50%), due 3/23/33 (g)	7,000,000	7,036,750
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
17.75% (17.75% PIK), due 4/16/31 (b)(i)	3,607,351	360,735
		9,841,640
Finance 0.8%
Arches Buyer, Inc.
First Lien New Term Loan
7.081% (1 Month SOFR + 3.25%), due 12/6/27 (g)	5,889,314	5,870,910
RealTruck Group, Inc. (g)
First Lien Second Out Tranche Term Loan A
8.648% (3 Month SOFR + 4.75%), due 1/31/31	10,124,903	6,036,973
First Lien FLFO New Money Term Loan
9.386% (3 Month SOFR + 5.75%), due 1/31/31	5,189,361	5,315,852
First Lien Second Out Tranche Term Loan B
9.898% (3 Month SOFR + 6.00%), due 1/31/31	12,799,244	7,594,214
		24,817,949
Healthcare & Pharmaceuticals 0.4%
1261229 BC Ltd.
First Lien Initial Term Loan
9.981% (1 Month SOFR + 6.25%), due 10/8/30 (g)	11,880,000	11,518,646
Healthcare, Education & Childcare 1.0%
Endo Finance Holdings LP
First Lien 2024 Refinancing Term Loan
7.481% (1 Month SOFR + 3.75%), due 4/23/31 (g)	11,873,417	11,879,911
LifePoint Health, Inc.
First Lien Term Loan B1
7.503% (3 Month SOFR + 3.75%), due 5/19/31 (g)	18,567,616	17,708,864
		29,588,775
High Tech Industries 0.1%
Aretec Group, Inc.
First Lien Term Loan B4
6.731% (1 Month SOFR + 3.00%), due 8/9/30 (g)	4,047,660	4,054,407
Hotel, Gaming & Leisure 0.1%
Motion Finco SARL
First Lien Facility Term Loan B3
7.232% (3 Month SOFR + 3.50%), due 11/13/29 (g)	2,835,399	2,325,027

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming 0.2%
Caesars Entertainment, Inc.
First Lien Term Loan B1
5.981% (1 Month SOFR + 2.25%), due 2/6/31 (g)	$ 6,060,500	$ 5,767,578
Manufacturing 0.1%
ADI Global Distribution Funding LLC
First Lien Term Loan B
6.457% (1 Year SOFR + 2.75%), due 7/1/33 (g)	2,000,000	2,000,000
Media 0.6%
DIRECTV Financing LLC
First Lien 2026 Refinancing Facility Term Loan B
8.323% (3 Month SOFR + 4.50%), due 8/2/29 (g)	8,491,505	8,535,287
Discovery Global Holdings, Inc.
First Lien Initial Dollar Term Loan
6.231% (1 Month SOFR + 2.50%), due 6/3/33 (g)	4,658,654	4,658,654
Versant Media Group, Inc.
First Lien Initial Term Loan
7.232% (3 Month SOFR + 3.50%), due 1/30/31 (g)	3,700,000	3,719,528
		16,913,469
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC (g)
First Lien Initial Term Loan
7.994% (3 Month SOFR + 4.00%), due 6/9/28	4,198,466	3,883,581
First Lien First Out Term Loan
10.994% (3 Month SOFR + 7.00%), due 6/11/28	1,737,677	1,749,262
		5,632,843
Oil & Gas 0.3%
GIP Pilot Acquisition Partners LP
First Lien Term Loan B
5.641% (3 Month SOFR + 2.00%), due 5/19/33 (g)	4,790,449	4,784,461
Prairie Acquiror LP
First Lien Term Loan B5
6.981% (1 Month SOFR + 3.25%), due 8/1/29 (g)	2,933,061	2,947,726
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
5.894% (1 Month SOFR + 2.25%), due 3/18/30 (g)	2,432,042	2,433,866
		10,166,053
Personal & Nondurable Consumer Products 0.2%
Prestige Brands, Inc.
First Lien Term Loan B
5.731% (1 Month SOFR + 2.00%), due 6/13/33 (g)	6,000,000	6,016,500

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services 0.3%
1011778 B.C. Unlimited Liability Co.
First Lien Term Loan B5
5.481% (1 Month SOFR + 1.75%), due 9/20/30 (g)	$ 3,274,425	$ 3,269,651
KFC Holding Co.
First Lien 2021 Term Loan B
5.534% (1 Month SOFR + 1.75%), due 3/15/28 (g)	2,499,686	2,502,810
WW International, Inc.
First Lien Initial Term Loan
10.528% (1 Month SOFR + 6.80%), due 6/24/30 (g)	2,255,203	1,646,299
		7,418,760
Retail 1.3%
C&S Wholesale Grocers, Inc.
First Lien Initial Term Loan
8.732% (3 Month SOFR + 5.00%), due 8/6/30 (g)	7,246,494	6,823,784
Great Outdoors Group LLC
First Lien Term Loan B
6.981% (1 Month SOFR + 3.25%), due 1/23/32 (g)	32,172,605	32,287,494
		39,111,278
Retail Store 0.1%
PetSmart LLC
First Lien Initial Term Loan
7.724% (1 Month SOFR + 4.00%), due 8/18/32 (g)	3,341,052	3,345,229
Services Business 0.3%
Osaic Holdings, Inc.
First Lien Term Loan B1
6.232% (3 Month SOFR + 2.50%), due 7/30/32 (g)	8,478,750	8,421,518
Telecommunications 0.0% ‡
LCPR Loan Financing LLC
First Lien 2021 Additional Term Loan
7.663% (3 Month SOFR + 3.75%), due 10/16/28 (g)	335,000	190,322
Utilities 0.1%
Constellation Renewables LLC
First Lien Term Loan
5.666% (3 Month SOFR + 2.00%), due 12/15/27 (g)	2,244,258	2,241,452
Total Loan Assignments (Cost $354,029,695)		341,574,421
Total Long-Term Bonds (Cost $2,782,260,219)		2,756,450,671

	Shares	Value

Common Stocks 0.5%
Electrical Equipment 0.1%
Energy Technologies, Inc. (i)(k)	2,021	$ 1,643,073
Energy Equipment & Services 0.1%
Nine Energy Service, Inc. (k)	348,750	3,958,313
Entertainment 0.0% ‡
Warner Bros Discovery, Inc. (k)	21,758	572,235
Independent Power and Renewable Electricity Producers 0.0% ‡
GenOn Energy, Inc. (j)(k)	20,915	679,738
Oil, Gas & Consumable Fuels 0.1%
Gulfport Energy Corp. (k)	14,804	2,388,921
PetroQuest Energy, Inc. (i)(k)	11,867	—
PetroQuest Energy, Inc., Escrow Claim Shares (i)(k)	6,167,104	—
		2,388,921
Pharmaceuticals 0.2%
Keenova Therapeutics plc (k)	44,488	4,317,827
Par Health, Inc. (k)	44,488	265,327
		4,583,154
Total Common Stocks (Cost $11,219,669)		13,825,434
Preferred Stock 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (i)(k)	4,501	6,472,438
Total Preferred Stock (Cost $4,295,472)		6,472,438
Total Investments (Cost $2,797,775,360)	94.0%	2,776,748,543
Other Assets, Less Liabilities	6.0	177,533,659
Net Assets	100.0%	$ 2,954,282,202

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.

(f)	Delayed delivery security.
(g)	Floating rate—Rate shown was the rate in effect as of July 31, 2026.
(h)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Restricted security.
(k)	Non-income producing security.
Abbreviation(s):
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bond	$ —	$ 4,270,125	$ —	$ 4,270,125
Corporate Bonds	—	2,410,606,125	—	2,410,606,125
Loan Assignments	—	341,213,686	360,735	341,574,421
Total Long-Term Bonds	—	2,756,089,936	360,735	2,756,450,671
Common Stocks	11,502,623	679,738	1,643,073	13,825,434
Preferred Stock	—	—	6,472,438	6,472,438
Total Investments in Securities	$ 11,502,623	$ 2,756,769,674	$ 8,476,246	$ 2,776,748,543

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM MacKay Short Term Muni Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.0%
Long-Term Municipal Bonds 93.2%
Alabama 6.5%
Alabama Community College System, Coastal Alabama Community College, Revenue Bonds
Insured: BAM
4.00%, due 10/1/27	$ 500,000	$ 507,186
Alabama Housing Finance Authority, Providence Park Apartments Project, Revenue Bonds
Series E
3.15%, due 7/1/29 (a)	1,250,000	1,249,888
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
2.81%, due 4/1/53	7,195,000	7,156,172
Series C-1
4.00%, due 10/1/52 (a)	1,445,000	1,456,123
Series B-1
4.00%, due 4/1/53 (a)	3,920,000	3,946,483
Series A
5.00%, due 12/1/29	1,500,000	1,551,395
Series G
5.00%, due 6/1/31	3,000,000	3,132,449
Series H-2-1
5.00%, due 12/1/31	3,000,000	3,120,858
Series C-1
5.25%, due 2/1/53 (a)	1,960,000	2,044,059
Series D-1
5.50%, due 6/1/49 (a)	2,820,000	2,940,328
Series F
5.50%, due 11/1/53 (a)	10,000,000	10,397,597
Series D-2
6.00%, due 2/1/29	2,000,000	2,036,501
City of Decatur, Limited General Obligation
Series A
2.00%, due 10/1/26	1,900,000	1,895,225
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series A-1
5.50%, due 11/1/53 (a)	1,510,000	1,595,437
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series E
5.00%, due 10/1/30	24,715,000	26,209,239
Series C
5.00%, due 5/1/55 (a)	3,000,000	3,165,253
Series B
5.25%, due 3/1/55 (a)	2,500,000	2,550,070
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	1,870,000	1,921,723
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	10,000,000	10,573,039

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
State of Alabama Docks Department, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/27 (b)	$ 1,250,000	$ 1,273,364
		88,722,389
Arizona 0.9%
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds
4.00%, due 6/1/49 (a)(b)	5,240,000	5,281,964
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/29 (b)	6,210,000	6,527,230
County of Pinal, Revenue Bonds
Insured: BAM
4.567%, due 8/1/30	350,000	351,013
		12,160,207
Arkansas 1.2%
Arkansas Development Finance Authority, United States Steel Corp. Project, Revenue Bonds
Series A
4.00%, due 9/1/46 (a)(b)(c)	17,000,000	16,954,727
California 11.1%
Alameda Corridor Transportation Authority, Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/27	4,500,000	4,270,054
Anaheim Public Financing Authority, Convention Center Expansion, Revenue Bonds
Series A, Insured: AG
2.093%, due 7/1/27	1,135,000	1,111,468
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/31 (b)	3,250,000	3,495,224
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series F
5.00%, due 11/1/33	11,275,000	11,944,377
Series B-1
5.00%, due 7/1/53 (a)	8,750,000	9,071,827
Series B
5.00%, due 1/1/55 (a)	2,000,000	2,042,090
Series D
5.00%, due 2/1/55 (a)	3,000,000	3,199,345
Series C
5.25%, due 1/1/54 (a)	6,700,000	7,025,555
California Housing Finance Agency, Sierra Vista Apartments, Revenue Bonds
Series SSL-1
2.875%, due 7/1/31 (a)	2,350,000	2,326,754
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (a)	5,500,000	5,499,540

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Infrastructure & Economic Development Bank, California Academy of Sciences, Revenue Bonds
Series A
3.25%, due 8/1/29	$ 2,000,000	$ 2,001,937
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Art Project, Revenue Bonds
3.25%, due 6/1/33	6,000,000	5,920,827
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series B
2.326%, due 10/1/27	1,590,000	1,551,645
California Municipal Finance Authority, The Winslow, Revenue Bonds
Series A
2.95%, due 1/1/56 (a)	7,000,000	6,975,718
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds
Series B
3.05%, due 7/1/51 (a)(b)	4,500,000	4,497,587
California Municipal Finance Authority, Palm Desert Family Housing, Revenue Bonds
Series A
3.25%, due 6/1/56 (a)	11,250,000	11,182,719
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds
2.875%, due 7/1/43 (a)(b)(c)	4,000,000	3,999,468
California Public Finance Authority, Children's Hospital Los Angeles, Revenue Bonds
Series A, Insured: AG
5.40%, due 11/15/31	5,000,000	5,052,059
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	11,500,000	10,804,493
City of San Jose Multifamily Housing, Berryessa TOD, Revenue Bonds
Series A
3.05%, due 5/1/66 (a)	4,000,000	3,967,184
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B, Insured: State Appropriations
2.246%, due 6/1/29	3,900,000	3,648,749
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.00%, due 8/1/26	3,000,000	3,000,000
Series B
5.00%, due 8/1/32	1,100,000	1,218,147
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series D
5.00%, due 7/1/27	655,000	667,702
Series A
5.00%, due 7/1/29	430,000	454,053
Series B
5.00%, due 7/1/30	1,550,000	1,656,743
Series C
5.00%, due 7/1/30	6,000,000	6,363,098
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series B
5.00%, due 7/1/29	1,000,000	1,055,937

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	$ 1,500,000	$ 1,559,002
Series B
5.00%, due 7/1/29	1,750,000	1,844,886
San Jose Evergreen Community College District, Unlimited General Obligation
Series B
5.084%, due 7/1/43	4,830,000	4,826,723
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	6,500,000	6,487,258
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1
5.00%, due 7/1/28	3,260,000	3,388,848
Series 1
5.00%, due 7/1/28	470,000	488,576
Southern California Public Power Authority, Windy Point/Windy Flats Project, Revenue Bonds
Series 1
5.00%, due 7/1/29	1,220,000	1,288,243
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/30	4,225,000	4,515,961
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A, Class 1
5.00%, due 6/1/29	1,000,000	1,054,627
University of California, Revenue Bonds
Series BG
1.614%, due 5/15/30	2,395,000	2,152,086
		151,610,510
Colorado 2.2%
Adams & Arapahoe Joint School District 28J, Aurora, Unlimited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/26	1,000,000	1,009,572
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	5,000,000	4,977,353
Colorado Bridge Enterprise, Central 70 Project, Revenue Bonds
4.00%, due 6/30/27 (b)	4,475,000	4,488,898
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
5.00%, due 11/15/29 (d)	10,000,000	10,509,330
Series A
5.00%, due 11/15/60 (a)	2,750,000	2,954,777
Colorado Housing and Finance Authority, Creekside Flats Project, Revenue Bonds
3.00%, due 5/1/48 (a)	2,400,000	2,361,682

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
E-470 Public Highway Authority, Revenue Bonds
Series B
3.146%, due 9/1/39	$ 1,500,000	$ 1,496,831
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/27	600,000	609,581
Insured: BAM
5.00%, due 6/1/28	550,000	570,139
Insured: BAM
5.00%, due 6/1/29	775,000	814,580
Park Creek Metropolitan District, Westerly Creek District Service Area, Tax Allocation, Senior Lien
Insured: AG
5.00%, due 12/1/28	1,000,000	1,047,489
		30,840,232
District of Columbia 1.7%
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	1,090,000	1,091,832
District of Columbia Housing Finance Agency, Hillsdale Flats Phase I Project, Revenue Bonds
Series B
3.15%, due 2/1/30 (a)	3,250,000	3,244,878
District of Columbia Housing Finance Agency, Wesley Hawaii LLC, Revenue Bonds
3.65%, due 7/1/28 (a)	2,620,000	2,634,760
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Revenue Bonds
Series B
5.00%, due 3/1/29 (a)	2,750,000	2,821,525
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	2,160,000	2,212,053
Series A
5.00%, due 10/1/28	1,020,000	1,060,965
Series A
5.00%, due 10/1/28	1,250,000	1,300,202
Series A
5.00%, due 10/1/29	7,000,000	7,374,601
Series A
5.00%, due 10/1/29	1,735,000	1,827,848
		23,568,664
Florida 1.4%
Alachua County Health Facilities Authority, Oak Hammock at the University of Florida, Inc. Project, Revenue Bonds
Series B-2
3.75%, due 10/1/30	1,000,000	1,000,033
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	2,000,000	2,105,182

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.25%, due 9/1/27	$ 2,000,000	$ 2,051,868
Florida Housing Finance Corp., Residences at Claude Pepper, Revenue Bonds
Series M
3.10%, due 12/1/44 (a)	2,500,000	2,456,573
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/26 (b)	4,225,000	4,239,645
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (a)	2,000,000	2,014,745
Orange County Health Facilities Authority, Orlando Health Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/28	1,555,000	1,617,451
Series A
5.00%, due 10/1/29	1,080,000	1,137,796
Palm Beach County Housing Finance Authority, Calusa Pointe II, Revenue Bonds
Series B
2.90%, due 2/1/30 (a)	1,600,000	1,586,164
Village Community Development District No. 11, Special Assessment
4.125%, due 5/1/29	755,000	751,473
		18,960,930
Georgia 5.1%
Atlanta Urban Residential Finance Authority, Martin House, Revenue Bonds
3.20%, due 5/1/29 (a)	2,000,000	2,000,231
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/27 (b)	2,185,000	2,226,182
Decatur Housing Authority, Calvin Court Project, Revenue Bonds
3.60%, due 8/1/28 (a)	2,150,000	2,160,122
Development Authority of Cobb County Student Housing, KSU Housing Real Estate Foundations Projects, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/15/27	500,000	509,050
Series A
5.00%, due 6/15/28	750,000	777,460
Series A
5.00%, due 6/15/29	1,345,000	1,414,024
Series A
5.00%, due 6/15/30	1,635,000	1,740,478
Series A
5.00%, due 6/15/31	3,690,000	3,970,111
Series A
5.00%, due 6/15/32	1,870,000	2,029,274

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Development Authority of Cobb County Student Housing, KSU Housing Real Estate Foundations Projects, Revenue Bonds
Series B
5.00%, due 6/15/30	$ 750,000	$ 791,953
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project, Revenue Bonds (a)
Series 1
1.00%, due 7/1/49	1,590,000	1,588,252
Series 1
2.80%, due 6/1/42	8,250,000	8,056,710
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series D
5.00%, due 12/1/33	13,000,000	13,506,098
Main Street Natural Gas, Inc., Revenue Bonds (a)
Series A
4.00%, due 7/1/52	7,490,000	7,556,969
Series B
5.00%, due 12/1/52	3,000,000	3,090,512
Series A
5.00%, due 5/1/54	2,205,000	2,323,732
Series D
5.00%, due 5/1/54	750,000	780,924
Series B
5.00%, due 12/1/54	3,145,000	3,332,965
Series E
5.00%, due 5/1/55	11,945,000	12,455,955
		70,311,002
Guam 0.1%
Territory of Guam, Revenue Bonds
Series F
5.00%, due 1/1/29	1,000,000	1,035,863
Hawaii 0.5%
State of Hawaii, Unlimited General Obligation
Series GQ
4.357%, due 10/1/31	6,250,000	6,147,442
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/28 (b)	1,000,000	1,036,309
		7,183,751
Idaho 0.1%
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.35%, due 7/1/28	1,035,000	1,039,006
Idaho Housing & Finance Association, Domes Church Apartments, Revenue Bonds
3.35%, due 6/10/50 (a)	1,045,000	1,046,097
		2,085,103

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois 4.2%
Chicago Board of Education, School Reform, Unlimited General Obligation
Series B-1, Insured: AG-CR
(zero coupon), due 12/1/29	$ 995,000	$ 883,876
Chicago Board of Education, Unlimited General Obligation
Series C, Insured: AG
5.00%, due 12/1/27	1,000,000	1,022,813
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/30	1,000,000	1,025,667
Series A
5.879%, due 1/1/31	6,750,000	6,753,321
Series B, Insured: AG-CR
7.375%, due 1/1/33	1,228,000	1,323,818
City of Evanston, Unlimited General Obligation
2.00%, due 12/1/29	1,000,000	934,680
City of Rockford, Waterworks Sysytem, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 12/15/27	605,000	610,280
Illinois Housing Development Authority, Island Terrace 4% Preservation Associates LP, Revenue Bonds
2.80%, due 8/1/28 (a)	3,100,000	3,077,550
Illinois Housing Development Authority, Lakeside Tower, Revenue Bonds
Series B
3.15%, due 8/1/29 (a)	1,500,000	1,499,638
Kane & DeKalb Counties Community Unit School District No. 302, Kaneland, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 2/1/29	1,380,000	1,277,574
Series B, Insured: AG
(zero coupon), due 2/1/29	820,000	746,768
La Salle & Bureau Counties Township High School District No. 120, LaSalle-Peru, Unlimited General Obligation
Insured: AG
5.00%, due 12/1/32	1,960,000	2,109,776
Peoria Tazewell Etc Counties Community College District No. 514, Unlimited General Obligation
Series B
6.25%, due 12/1/27	2,665,000	2,779,000
Series B
6.25%, due 12/1/28	2,000,000	2,144,782
Series B
6.25%, due 12/1/29	775,000	851,055
St. Clair County School District No. 113, Wolf Branch, Unlimited General Obligation
Series B, Insured: AG
5.00%, due 12/1/32 (d)	500,000	532,980
State of Illinois, Unlimited General Obligation
3.50%, due 6/1/31	1,700,000	1,681,462
Series A
5.00%, due 3/1/29	3,745,000	3,923,789
Series B
5.00%, due 10/1/29	800,000	844,399

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Series C
5.00%, due 11/1/29	$ 5,920,000	$ 6,052,974
Series 1
6.63%, due 2/1/35	1,626,923	1,682,068
State of Illinois, Revenue Bonds, Junior Lien
Series A
5.00%, due 6/15/28	3,000,000	3,117,394
State of Illinois, Revenue Bonds
Series A
5.00%, due 6/15/29	4,000,000	4,212,708
Village of Pingree Grove, Special Tax
Insured: BAM
3.10%, due 3/1/27	790,000	788,739
Insured: BAM
3.15%, due 3/1/28	2,175,000	2,165,689
Insured: BAM
3.25%, due 3/1/29	1,815,000	1,803,153
Insured: BAM
3.35%, due 3/1/30	2,500,000	2,468,896
Insured: BAM
3.50%, due 3/1/31	1,250,000	1,227,497
		57,542,346
Indiana 3.4%
Center Grove Community School Corp., Unlimited General Obligation
Insured: State Intercept
5.00%, due 1/1/27	550,000	553,675
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
2.90%, due 5/1/28 (a)(b)	10,300,000	10,297,627
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series B
3.00%, due 11/1/30	2,305,000	2,241,010
Series C
3.00%, due 11/1/30	2,175,000	2,114,619
Series A
4.25%, due 11/1/30	4,645,000	4,740,230
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series D-1
5.00%, due 10/1/64 (a)	3,750,000	3,946,156
Indiana Housing & Community Development Authority, Single Family Mortgage, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
1.80%, due 7/1/32	300,000	257,633
Indiana Housing & Community Development Authority, Revenue Bonds (b)
Series B-2, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/27	1,135,000	1,136,746

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Housing & Community Development Authority, Revenue Bonds (b)
Series B-2, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/28	$ 1,000,000	$ 1,005,559
Indiana Secondary Market for Education Loans, Inc., Revenue Bonds (b)
Series 1-A
5.00%, due 6/1/29	550,000	564,861
Series 1-A
5.00%, due 6/1/30	1,040,000	1,072,510
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds (b)
Series B-2
5.00%, due 1/1/28	3,050,000	3,126,325
Series B-2
5.00%, due 1/1/29	10,455,000	10,904,104
New Palestine Community Schools, Limited General Obligation
Insured: State Aid Intercept
5.00%, due 1/15/27	590,000	595,388
Richland-Bean Blossom 2000 School Building Corp., Revenue Bonds
Insured: State Aid Intercept
5.00%, due 7/15/27	1,015,000	1,032,462
Insured: State Aid Intercept
5.00%, due 1/15/28	1,060,000	1,090,271
Seymour Elementary School Building Corp., First Mortgage, Revenue Bonds
Insured: State Aid Intercept
5.00%, due 1/15/27	585,000	590,606
Westfield High School Building Corp., First Mortgage, Revenue Bonds
Series B, Insured: State Aid Intercept
5.00%, due 1/15/29	1,010,000	1,059,059
		46,328,841
Iowa 0.7%
City of West Burlington, Unlimited General Obligation
Insured: AG
4.00%, due 6/1/30	445,000	457,916
Guthrie County Hospital, Revenue Bonds
Series A
4.50%, due 2/1/29	2,000,000	1,993,205
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/28	565,000	586,011
Series B
5.00%, due 12/1/30	1,000,000	1,058,404
Series B
5.00%, due 12/1/31	1,000,000	1,053,969
Kirkwood Community College, Unlimited General Obligation
3.00%, due 6/1/32	500,000	480,752
PEFA, Inc., Gas Project, Revenue Bonds
Series A
5.00%, due 4/1/27	830,000	838,029

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
PEFA, Inc., Gas Project, Revenue Bonds
Series A
5.00%, due 4/1/30	$ 1,025,000	$ 1,066,553
Series A
5.00%, due 4/1/31	1,485,000	1,553,920
		9,088,759
Kansas 0.4%
City of Wichita, K-96 Greenwich STAR Bond Project, Revenue Bonds
Series A
3.20%, due 9/1/26 (c)	2,620,000	2,618,291
Kansas Development Finance Authority, Floret Hill, Revenue Bonds
Series F
3.05%, due 12/1/43 (a)	2,300,000	2,291,492
Reno County Unified School District No. 309, Nickerson, Unlimited General Obligation
Insured: AG
5.00%, due 9/1/27	775,000	791,313
		5,701,096
Kentucky 0.7%
Kenton County Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Bonds
Series A
5.00%, due 1/1/29 (b)	1,125,000	1,173,325
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/27	4,245,000	4,250,511
Kentucky Higher Education Student Loan Corp., Revenue Bonds
Series A-2
5.255%, due 6/1/28	500,000	503,653
Series A-2
5.414%, due 6/1/29	1,610,000	1,629,984
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C
4.00%, due 2/1/50 (a)	2,305,000	2,322,391
		9,879,864
Louisiana 1.0%
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AG
5.00%, due 12/1/26	1,500,000	1,510,296
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series B
5.00%, due 5/15/30	4,000,000	4,235,514
Parish of Livingston, Revenue Bonds
Insured: AG
5.00%, due 10/1/30	6,990,000	7,510,852
		13,256,662

	Principal Amount	Value
Long-Term Municipal Bonds
Maine 0.1%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds
Series A-1, Insured: AG
5.00%, due 12/1/28 (b)	$ 1,000,000	$ 1,024,757
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AG State Aid Withholding
5.00%, due 7/1/27	200,000	204,114
		1,228,871
Maryland 0.4%
State of Maryland, Unlimited General Obligation, Second Series
Series A
5.00%, due 8/1/29	5,000,000	5,321,361
Massachusetts 1.1%
Massachusetts Development Finance Agency, Berklee College of Music, Inc., Revenue Bonds (d)
5.00%, due 10/1/27	1,500,000	1,536,994
5.00%, due 10/1/28	1,500,000	1,565,821
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Revenue Bonds
Series N, Insured: AG
5.00%, due 7/1/30	2,425,000	2,605,880
Series N, Insured: AG
5.00%, due 7/1/31	4,825,000	5,243,758
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series A
5.52%, due 7/1/35	2,605,000	2,618,835
Massachusetts Housing Finance Agency, Revenue Bonds
Series 221
1.95%, due 12/1/33	1,000,000	837,751
Town of Sandwich, Limited General Obligation
2.00%, due 9/15/33	835,000	716,638
		15,125,677
Michigan 2.9%
City of Detroit, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AG
3.271%, due 7/1/32	11,790,000	11,770,558
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI
3.01%, due 12/1/39	12,000,000	12,004,429
Series MI-3
3.75%, due 12/1/38 (a)	3,000,000	3,051,540
Series MI-2
3.875%, due 12/1/44 (a)(c)	7,000,000	7,002,504
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.30%, due 6/1/28	1,775,000	1,779,463
Series A
3.45%, due 12/1/29	1,490,000	1,495,514

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.60%, due 12/1/30	$ 1,110,000	$ 1,106,804
Series D
3.90%, due 6/1/27	1,355,000	1,363,891
		39,574,703
Minnesota 3.0%
Cambridge-Isanti Independent School District No. 911, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.00%, due 2/1/33	770,000	656,706
City of Mankato, Unlimited General Obligation
Series A
2.125%, due 2/1/27	920,000	915,008
City of Prior Lake, Unlimited General Obligation
Series A
2.50%, due 12/15/26	1,000,000	997,677
County of Washington, Limited General Obligation
Series A
2.00%, due 2/1/32	1,395,000	1,262,601
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	4,000,000	3,959,391
Series A
2.40%, due 2/1/29	1,955,000	1,907,098
County of Washington, Capital Improvement Plan, Unlimited General Obligation
Series A
2.10%, due 2/1/27	205,000	204,077
Duluth Independent School District No. 709, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/30	1,750,000	1,533,971
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/31	1,200,000	1,007,613
Fridley Independent School District No. 14, Unlimited General Obligation
Series A, Insured: SD CRED PROG
4.00%, due 9/30/26	4,750,000	4,754,279
Metropolitan Council, Unlimited General Obligation
Series C
2.50%, due 3/1/29	5,605,000	5,466,469
Minnesota Housing Finance Agency, Revenue Bonds
Series F, Insured: GNMA / FNMA / FHLMC
1.80%, due 1/1/32	1,645,000	1,433,366
Robbinsdale Independent School District No. 281, Unlimited General Obligation
Series C, Insured: SD CRED PROG
2.00%, due 2/1/28	3,725,000	3,637,758
Shakopee Independent School District No. 720, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/29	5,155,000	4,721,145

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
South Washington County Independent School District No. 833, School Building, Unlimited General Obligation
Series B, Insured: SD CRED PROG
3.00%, due 2/1/27	$ 8,040,000	$ 8,040,713
St. Cloud Independent School District No. 742, Unlimited General Obligation
Series A, Insured: SD CRED PROG
(zero coupon), due 2/1/30	630,000	559,287
		41,057,159
Mississippi 0.3%
City of Olive Branch, Unlimited General Obligation
2.00%, due 3/1/27	500,000	493,897
Mississippi Development Bank, Revenue Bonds
5.00%, due 9/1/27	1,325,000	1,342,879
State of Mississippi, Unlimited General Obligation
Series C
4.053%, due 10/1/27	1,745,000	1,744,170
		3,580,946
Missouri 1.7%
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series A
5.00%, due 1/1/28	10,740,000	11,077,103
Series A
5.00%, due 7/1/28	2,245,000	2,339,878
Series A
5.00%, due 1/1/29	8,275,000	8,699,445
Series A
5.00%, due 7/1/30	1,110,000	1,195,731
		23,312,157
Montana 0.6%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	3,060,000	3,094,658
City of Forsyth, Avista Corp. Colstrip Project, Revenue Bonds
Series A
3.875%, due 10/1/32	2,300,000	2,310,762
Montana Board of Housing, Hidden Creek 4 Project, Revenue Bonds
3.05%, due 11/1/46 (a)	1,700,000	1,684,758
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/29	1,270,000	1,314,992
		8,405,170
Nevada 0.9%
Clark County School District, Limited General Obligation
Series A
5.00%, due 6/15/27	6,295,000	6,417,096

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Las Vegas Convention & Visitors Authority, Convention Center Expansion and Renovation, Revenue Bonds
Series B
5.00%, due 7/1/31	$ 5,665,000	$ 6,151,280
		12,568,376
New Hampshire 0.5%
New Hampshire Business Finance Authority, New York State Electric & Gas Corp. Project, Revenue Bonds
Series A
4.00%, due 12/1/28 (b)	3,000,000	3,023,022
New Hampshire Housing Finance Authority, Revenue Bonds
Series 1, Insured: FHA 542(c)
2.80%, due 7/1/29	4,235,000	4,178,380
		7,201,402
New Jersey 4.8%
County of Middlesex, Unlimited General Obligation
2.00%, due 6/1/28	4,500,000	4,366,742
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series A
2.20%, due 10/1/39	3,500,000	3,293,456
Series B
3.75%, due 11/1/34	2,910,000	2,928,533
New Jersey Economic Development Authority, Liberty State Park Project, Revenue Bonds
Series A
4.125%, due 6/15/27	2,900,000	2,902,270
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien (b)
Series 1-B
5.00%, due 12/1/27	3,500,000	3,580,303
Series 1-B
5.00%, due 12/1/28	8,000,000	8,290,231
Series 1-B
5.00%, due 12/1/30	9,375,000	9,899,405
New Jersey Higher Education Student Assistance Authority, Revenue Bonds (b)
Series A
5.00%, due 12/1/31	850,000	903,445
Series A
5.00%, due 12/1/33	1,525,000	1,631,712
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series M
3.375%, due 4/1/29	245,000	245,166
Series M
3.45%, due 10/1/29	365,000	365,043
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	1,000,000	1,006,020
Series M
3.55%, due 4/1/30	390,000	389,829
Series M
3.60%, due 10/1/30	345,000	343,966

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series M
3.75%, due 4/1/31	$ 765,000	$ 766,916
Series M
3.75%, due 10/1/31	775,000	775,568
Series M
3.90%, due 4/1/32	1,835,000	1,838,835
Series M
3.95%, due 10/1/32	2,415,000	2,428,246
Series M
4.05%, due 4/1/33	540,000	547,160
Series M
4.10%, due 10/1/33	660,000	664,818
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: AMBAC
(zero coupon), due 12/15/28	1,000,000	928,276
Series A
(zero coupon), due 12/15/29	2,000,000	1,792,250
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A-1
5.00%, due 6/15/27	11,000,000	11,056,960
Salem County Pollution Control Financing Authority, Atlantic City Electric Co. Project, Revenue Bonds
2.25%, due 6/1/29	3,460,000	3,304,220
State of New Jersey, Unlimited General Obligation
2.00%, due 6/1/30	1,000,000	934,514
		65,183,884
New Mexico 0.8%
Albuquerque Municipal School District No. 12, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.00%, due 8/1/28	1,000,000	1,043,533
Series A, Insured: State Aid Withholding
5.00%, due 8/1/29	2,735,000	2,901,880
Series B, Insured: State Aid Withholding
5.00%, due 8/1/29	1,750,000	1,856,779
Series A, Insured: State Aid Withholding
5.00%, due 8/1/30	1,175,000	1,263,616
Series B, Insured: State Aid Withholding
5.00%, due 8/1/30	1,540,000	1,656,144
Series B, Insured: State Aid Withholding
5.00%, due 8/1/31	1,525,000	1,657,475
New Mexico Mortgage Finance Authority, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
3.45%, due 9/1/32	775,000	746,068
		11,125,495

	Principal Amount	Value
Long-Term Municipal Bonds
New York 8.4%
City of New York, Unlimited General Obligation
Series H
4.82%, due 2/1/29	$ 2,100,000	$ 2,114,774
Series F-1
5.00%, due 8/1/31	28,750,000	31,054,074
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AG
3.00%, due 8/1/26	3,500,000	3,500,000
Enlarged City School District of the City of Troy, Unlimited General Obligation
Insured: BAM
2.00%, due 6/1/33	1,170,000	994,133
New York City Housing Development Corp., Revenue Bonds
Series F-2
3.40%, due 11/1/64 (a)	1,000,000	1,001,874
New York City Housing Development Corp., 8 Spruce Street, Revenue Bonds
Class A
5.458%, due 12/15/31	12,525,000	12,568,097
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (a)	13,000,000	13,227,011
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
1.70%, due 11/15/30	1,270,000	1,135,073
New York State Dormitory Authority, State of New York Personal Income Tax, Revenue Bonds
Series C
1.952%, due 3/15/29	4,525,000	4,234,994
New York State Dormitory Authority, Revenue Bonds
Series D
5.50%, due 3/15/30	106,658	107,424
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	7,285,000	7,285,820
New York State Energy Research & Development Authority, Revenue Bonds
Series A
5.789%, due 4/1/27	4,000,000	3,998,489
Series A
5.822%, due 4/1/28	2,500,000	2,498,741
Series A
5.947%, due 4/1/29	1,000,000	1,000,161
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (a)	10,000,000	9,929,308
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AG-CR
5.00%, due 12/1/26	5,000,000	5,031,190
Insured: AG-CR
5.00%, due 12/1/29	4,000,000	4,213,684
5.00%, due 12/1/30	2,000,000	2,116,807

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
5.00%, due 12/1/29	$ 700,000	$ 748,798
Oppenheim-Ephratah-St. Johnsville Central School District, Unlimited General Obligation
Insured: AG State Aid Withholding
2.00%, due 6/15/33	785,000	659,288
Poland Central School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 6/15/33	805,000	682,127
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 223
2.20%, due 10/1/29	500,000	476,389
Trust for Cultural Resources of The City of New York (The), Lincoln Center for the Performing Arts, Inc., Revenue Bonds
Series A
5.00%, due 12/1/32	3,500,000	3,862,452
West Athens Lime Street Fire District, Unlimited General Obligation
4.25%, due 9/3/26	2,250,000	2,251,193
		114,691,901
North Carolina 2.2%
County of Wake, Unlimited General Obligation
Series C
5.00%, due 4/1/33	4,575,000	5,111,284
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Project Aero, Revenue Bonds
3.125%, due 12/1/27 (a)(b)	11,900,000	11,892,113
Greater Asheville Regional Airport Authority, Revenue Bonds (b)
Insured: AG
5.00%, due 7/1/28	1,000,000	1,035,366
Insured: AG
5.00%, due 7/1/29	1,165,000	1,222,856
Insured: AG
5.00%, due 7/1/30	1,100,000	1,168,251
Insured: AG
5.00%, due 7/1/31	1,845,000	1,974,712
North Carolina Medical Care Commission, Deerfield Episcopal Retirement Community Project, Revenue Bonds
Series B-3
3.45%, due 11/1/30	3,365,000	3,302,987
Series B-1
4.00%, due 11/1/31	2,000,000	1,969,147
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/28	750,000	773,932
Series A
5.50%, due 6/1/29	1,300,000	1,358,006
		29,808,654

	Principal Amount	Value
Long-Term Municipal Bonds
North Dakota 0.1%
North Dakota Housing Finance Agency, Revenue Bonds
Series D
5.50%, due 7/1/31	$ 1,015,000	$ 1,099,095
Ohio 1.9%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	11,275,000	11,343,057
Cleveland Municipal School District, Unlimited General Obligation
Insured: SD CRED PROG
5.00%, due 12/1/26	1,300,000	1,309,224
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.00%, due 1/1/30 (b)	2,000,000	2,102,949
Columbus-Franklin County Finance Authority, Castle Creek Apartments, Revenue Bonds
3.20%, due 6/1/44 (a)	1,700,000	1,694,094
County of Fayette, Adena Health System Obligated Group, Revenue Bonds
Insured: AG
5.25%, due 12/1/29	600,000	639,669
Insured: AG
5.25%, due 12/1/30	600,000	648,517
Insured: AG
5.25%, due 12/1/31	1,000,000	1,093,580
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
2.39%, due 12/1/42	3,995,000	3,986,209
State of Ohio, Unlimited General Obligation
Series U
5.00%, due 5/1/27	2,580,000	2,624,335
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AG
5.00%, due 12/31/28 (b)	1,275,000	1,276,813
		26,718,447
Oregon 1.7%
City of Redmond, Airport Expansion Projects, Limited General Obligation
Series A
5.00%, due 6/1/32 (b)	500,000	536,140
City of Salem, Unlimited General Obligation
3.00%, due 6/1/29	3,440,000	3,408,917
Clackamas County Service District No. 1, Revenue Bonds
2.00%, due 12/1/29	770,000	730,421
2.375%, due 12/1/31	3,000,000	2,805,432
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	6,000,000	5,945,662
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
(zero coupon), due 6/15/27	1,655,000	1,611,507

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
Oregon School Boards Association, Limited General Obligation
Series B, Insured: NATL-RE State Intercept
5.55%, due 6/30/28	$ 2,167,433	$ 2,191,045
Port of Portland, Airport, Revenue Bonds
Series 30-A
5.00%, due 7/1/29 (b)	3,000,000	3,160,092
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series B
4.791%, due 5/1/31	1,145,000	1,155,078
Series B
4.891%, due 5/1/32	1,500,000	1,516,309
		23,060,603
Pennsylvania 4.3%
Armstrong School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/15/28	2,070,000	2,137,838
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
3.20%, due 3/1/29	5,000,000	4,991,108
Northampton County General Purpose Authority, St. Luke's University Health Network Project, Revenue Bonds
Series A-1
5.00%, due 8/15/27	3,000,000	3,058,205
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds (a)
0.95%, due 12/1/33	8,000,000	7,934,626
Series A
2.85%, due 6/1/49 (b)	8,000,000	7,999,993
Pennsylvania Economic Development Financing Authority, Republic Services, Inc., Revenue Bonds
Series B-2
3.05%, due 4/1/49 (a)(b)	2,250,000	2,248,794
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series B
5.00%, due 6/15/31	19,000,000	20,350,531
Pennsylvania Higher Education Assistance Agency, Revenue Bonds
Series 1-A
5.00%, due 6/1/31 (b)	2,500,000	2,623,813
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AG
3.271%, due 7/1/27	480,000	475,628
Philadelphia Housing Authority, PHADC Acquisition Program, Revenue Bonds
Series A
5.00%, due 3/1/28	4,000,000	4,131,888
School District of Philadelphia (The), Limited General Obligation
Series B, Insured: State Aid Withholding
5.00%, due 9/1/30	2,500,000	2,679,563
		58,631,987

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico 0.3%
Puerto Rico Housing Finance Authority, Puerto Rico Public Housing Project, Revenue Bonds
5.00%, due 12/1/27	$ 2,000,000	$ 2,044,576
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	70,000	59,350
Series A-1
(zero coupon), due 7/1/33	2,029,000	1,586,893
		3,690,819
Rhode Island 0.3%
Rhode Island Student Loan Authority, Revenue Bonds
Series A
5.00%, due 12/1/29 (b)	1,000,000	1,046,027
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/30	1,750,000	1,841,434
Series B
5.00%, due 12/1/32	1,000,000	1,059,977
		3,947,438
South Carolina 0.1%
University of South Carolina, Revenue Bonds
Series A
5.00%, due 5/1/30	1,650,000	1,770,769
Tennessee 1.3%
County of Campbell, Unlimited General Obligation
Insured: AG
2.00%, due 6/1/31	985,000	893,431
County of Rutherford, Unlimited General Obligation
2.25%, due 4/1/28	4,110,000	4,028,841
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	981,354
Metropolitan Nashville Airport Authority (The), Revenue Bonds (b)
Series D
5.00%, due 7/1/27	750,000	763,116
Series D
5.00%, due 7/1/28	660,000	683,964
Series B
5.00%, due 7/1/29	1,630,000	1,714,195
Series D
5.00%, due 7/1/29	875,000	920,197
Series B
5.00%, due 7/1/30	2,375,000	2,528,645
New Memphis Arena Public Building Authority, City of Memphis Project, Revenue Bonds
4.00%, due 4/1/27 (e)	1,000,000	1,005,747

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care, Revenue Bonds (a)
Series B
5.00%, due 9/1/44	$ 2,000,000	$ 2,105,237
Series B
5.00%, due 9/1/49	2,000,000	2,081,751
		17,706,478
Texas 4.7%
Allen Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/28	1,000,000	985,773
Birdville Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/33	1,000,000	945,562
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)
Series A
5.00%, due 8/1/26	625,000	625,000
Series A
5.00%, due 8/1/28	725,000	747,864
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/26	2,000,000	2,014,064
Clifton Higher Education Finance Corp., YES Prep Public Schools, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 4/1/28	305,000	315,707
Insured: PSF-GTD
5.00%, due 4/1/29	500,000	523,845
Coppell Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/29	330,000	350,148
Insured: PSF-GTD
5.00%, due 8/15/30	350,000	376,725
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: AG
6.50%, due 3/1/27	390,000	397,631
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds
Series A
5.00%, due 7/1/30	6,000,000	6,417,765
Harris County Municipal Utility District No. 171, Unlimited General Obligation
Insured: BAM
7.00%, due 12/1/26	930,000	941,157
Insured: BAM
7.00%, due 12/1/27	800,000	840,152
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
2.00%, due 9/1/32	1,300,000	1,146,675
Insured: BAM
6.00%, due 9/1/26	980,000	982,241

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Municipal Utility District No. 490, Unlimited General Obligation
Insured: BAM
6.50%, due 3/1/29	$ 830,000	$ 898,701
Insured: BAM
6.50%, due 3/1/30	870,000	964,833
Insured: AG
7.50%, due 9/1/29	1,170,000	1,250,766
Harris County Water Control & Improvement District No. 158, Unlimited General Obligation
Insured: BAM
7.00%, due 9/1/26	325,000	326,018
Las Varas Public Facility Corp., Central at Commerce, Revenue Bonds
Series A
3.35%, due 11/1/44 (a)	2,650,000	2,603,879
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/28	500,000	470,181
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	4,260,000	4,151,177
Mckinney Municipal Utility District No. 2, Unlimited General Obligation
Insured: BAM
6.50%, due 9/1/31	2,300,000	2,491,387
Midland County Fresh Water Supply District No. 1, Midland Projects, Revenue Bonds
Series A
(zero coupon), due 9/15/32	500,000	386,364
Montgomery County Municipal Utility District No. 138, Unlimited General Obligation
Insured: AG
6.375%, due 9/1/30	1,580,000	1,682,719
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
5.00%, due 11/1/26	280,000	281,080
5.00%, due 11/1/27	345,000	351,707
5.00%, due 11/1/28	435,000	449,834
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/28	545,000	559,703
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, Revenue Bonds
3.00%, due 6/1/33	1,930,000	1,837,503
Port of Corpus Christi Authority of Nueces County, Revenue Bonds
3.737%, due 12/1/26	3,000,000	2,994,657
State of Texas, Public Finance Authority, Unlimited General Obligation
2.326%, due 10/1/29	3,000,000	2,818,989
State of Texas, Unlimited General Obligation
5.00%, due 8/1/27 (b)	1,975,000	2,013,699
State of Texas, College Student Loan, Unlimited General Obligation (b)
5.00%, due 8/1/29	2,285,000	2,405,610
Series A
5.25%, due 8/1/28	2,360,000	2,462,891

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B, Insured: GNMA
3.65%, due 1/1/28	$ 625,000	$ 628,317
Series B, Insured: GNMA
3.80%, due 1/1/29	1,075,000	1,083,482
Series B, Insured: GNMA
3.85%, due 7/1/29	995,000	1,003,196
Texas Municipal Gas Acquisition & Supply Corp., Revenue Bonds
5.00%, due 1/1/30	1,500,000	1,551,282
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.281%, due 9/15/27	7,690,000	7,702,326
Town of Trophy Club, Public Improvement District No. 1, Special Assessment
5.00%, due 9/1/28	500,000	508,732
5.00%, due 9/1/30	500,000	523,322
Williamson County Municipal Utility District No. 26, Unlimited General Obligation
Insured: BAM
6.50%, due 8/15/30	1,315,000	1,436,637
Ysleta Independent School District, Revenue Notes
Series B
5.00%, due 3/1/27	1,000,000	1,005,965
		64,455,266
U.S. Virgin Islands 1.1%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	15,430,000	15,462,554
Utah 0.7%
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.00%, due 7/1/29 (b)	2,000,000	2,064,336
County of Salt Lake, Convention Hotel, Unlimited General Obligation
Series B
2.30%, due 12/15/28	1,000,000	975,133
Utah Housing Corp., Revenue Bonds (b)
Series B, Insured: GNMA / FNMA / FHLMC
2.90%, due 7/1/27	535,000	533,389
Series B, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/28	925,000	920,803
Utah Housing Corp., Liberty Corner, Revenue Bonds
3.00%, due 9/1/45 (a)	2,000,000	1,977,240
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
5.00%, due 10/15/26	1,265,000	1,268,563
Weber School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.125%, due 6/15/32	1,670,000	1,512,587
		9,252,051

	Principal Amount	Value
Long-Term Municipal Bonds
Vermont 0.3%
State of Vermont, Unlimited General Obligation
Series B
2.25%, due 8/15/28	$ 4,235,000	$ 4,137,816
Virginia 1.9%
Arlington County Industrial Development Authority, Goodwill Glebe Road Redevelopment, Revenue Bonds
2.95%, due 9/1/49 (a)	1,000,000	986,914
Arlington County Industrial Development Authority, Revenue Bonds
3.10%, due 12/1/55 (a)	1,250,000	1,248,557
Bristol Industrial Development Authority, Revenue Bonds
Series A
6.75%, due 11/1/33 (c)	1,370,000	1,360,885
Gloucester County Economic Development Authority, Waste Management Disposal Services of Virginia, Inc., Revenue Bonds
Series A
4.25%, due 9/1/38 (a)(b)	4,000,000	4,029,141
Petersburg Redevelopment & Housing Authority, PB Petersburg Owner II LLC, Revenue Bonds
4.00%, due 5/1/45 (a)	2,500,000	2,516,741
Richmond Redevelopment & Housing Authority, Joyfield at German School Road, Revenue Bonds
3.05%, due 12/1/55 (a)	2,750,000	2,746,248
Virginia Housing Development Authority, Revenue Bonds
Series F-1
3.55%, due 1/1/27	310,000	310,405
Series F-1
3.60%, due 7/1/27	800,000	802,432
Series A
3.65%, due 3/1/29	2,060,000	2,060,156
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	2,000,000	1,920,351
Series A, Insured: State Intercept
3.00%, due 8/1/28	3,950,000	3,950,091
Virginia Small Business Financing Authority, Hampton University, Revenue Bonds
5.00%, due 10/1/27	1,000,000	1,026,181
5.00%, due 10/1/28	1,100,000	1,135,320
5.00%, due 10/1/29	1,100,000	1,146,746
5.00%, due 10/1/30	1,125,000	1,182,759
		26,422,927
Washington 2.3%
Central Puget Sound Regional Transit Authority, Revenue Bonds
Series S-1
5.00%, due 11/1/28	2,500,000	2,620,543
Series S-1
5.00%, due 11/1/29	5,025,000	5,357,635
City of Spokane, Limited General Obligation
3.00%, due 12/1/27	2,500,000	2,494,853

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
2.39%, due 1/1/40	$ 10,000,000	$ 9,968,935
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series F, Insured: NATL-RE
(zero coupon), due 12/1/26	5,720,000	5,664,824
Washington State Housing Finance Commission, Revenue Bonds
Series 1-N, Insured: GNMA / FNMA / FHLMC
1.90%, due 12/1/32	1,300,000	1,111,637
Washington State Housing Finance Commission, Heron's Key Phase II Project, Revenue Bonds
Series B-1
3.20%, due 7/1/32	4,450,000	4,403,017
		31,621,444
West Virginia 1.0%
West Virginia Economic Development Authority, Mitchell Project, Revenue Bonds
Series A
3.00%, due 6/1/37 (a)(b)	5,795,000	5,764,354
West Virginia Economic Development Authority, AMOS Project, Revenue Bonds
Series A
3.30%, due 1/1/41 (a)(b)	3,000,000	2,997,095
West Virginia Economic Development Authority, Appalachian Power Co., Revenue Bonds
Series A
3.375%, due 3/1/40 (a)	4,750,000	4,755,917
		13,517,366
Wisconsin 2.3%
City of Madison, Unlimited General Obligation
Series A
2.00%, due 10/1/29	1,000,000	941,998
Series A
2.10%, due 10/1/26	6,690,000	6,679,133
Series A
2.15%, due 10/1/27	6,690,000	6,624,222
City of Milwaukee, Unlimited General Obligation
Series N-1, Insured: AG
5.00%, due 12/1/29	2,630,000	2,784,976
PMA Levy & Aid Anticipation Notes Program, Revenue Notes
Series A
5.00%, due 8/27/26	1,000,000	1,001,214
Series B
5.00%, due 9/24/26	6,500,000	6,516,859
Public Finance Authority, Lindenwood Education System, Revenue Bonds
5.00%, due 6/1/28	1,140,000	1,163,761
State of Wisconsin, Unlimited General Obligation
Series 2
5.00%, due 5/1/31	1,810,000	1,972,468

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
State of Wisconsin, Unlimited General Obligation
Series 4
5.00%, due 5/1/32	$ 3,000,000	$ 3,306,794
		30,991,425
Total Long-Term Municipal Bonds (Cost $1,271,722,269)		1,275,903,187
Short-Term Municipal Notes 4.8%
Arizona 0.3%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series C
3.05%, due 1/1/46 (f)	4,220,000	4,220,000
Georgia 0.8%
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds, First Series
Series 1
3.10%, due 7/1/49 (f)	10,000,000	10,000,000
Indiana 0.1%
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
2.46%, due 3/1/39	1,595,000	1,591,664
New Hampshire 1.3%
New Hampshire Business Finance Authority
Series PS-1, Class B
3.41%, due 12/1/28 (b)(c)(f)	18,000,000	18,000,000
New Jersey 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
3.05%, due 6/15/50 (c)(f)	1,500,000	1,500,000
Texas 2.2%
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas, Revenue Bonds
Series C
3.05%, due 8/1/55 (f)	5,000,000	5,000,000
San Antonio Water System, Revenue Bonds, Sub. Lien
Series A
3.10%, due 5/1/54 (f)	25,000,000	25,000,000
		30,000,000
Total Short-Term Municipal Notes (Cost $65,315,000)		65,311,664
Total Municipal Bonds (Cost $1,337,037,269)		1,341,214,851

	Principal Amount	Value
Long-Term Bonds 1.4%
Corporate Bonds 1.4%
Commercial Services 0.6%
Toll Road Investors Partnership II LP
(zero coupon), due 2/15/32 (c)	$ 12,700,000	$ 8,491,359
Healthcare-Services 0.8%
Lifespan Corp.
Series 2025
5.05%, due 2/15/30	5,000,000	5,006,514
Toledo Hospital (The)
Series B
5.325%, due 11/15/28	5,250,000	5,251,657
		10,258,171
Total Long-Term Bonds (Cost $19,110,300)		18,749,530

	Shares
Closed-End Fund 1.0%
Multi-State 1.0%
BlackRock Municipal 2030 Target Term Trust	603,853	13,526,307
Total Closed-End Fund (Cost $13,771,207)		13,526,307
Short-Term Investment 2.2%
Unaffiliated Investment Company 2.2%
BNY Dreyfus Government Cash Management - Institutional Shares, 3.552% (g)	30,432,857	30,432,857
Total Short-Term Investment (Cost $30,432,857)		30,432,857
Total Investments (Cost $1,400,351,633)	102.6%	1,403,923,545
Other Assets, Less Liabilities	(2.6)	(34,991,842)
Net Assets	100.0%	$ 1,368,931,703

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Delayed delivery security.
(e)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.

(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of July 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,275,903,187	$ —	$ 1,275,903,187
Short-Term Municipal Notes	—	65,311,664	—	65,311,664
Total Municipal Bonds	—	1,341,214,851	—	1,341,214,851
Long-Term Bonds
Corporate Bonds	—	18,749,530	—	18,749,530
Total Corporate Bonds	—	18,749,530	—	18,749,530
Closed-End Fund	13,526,307	—	—	13,526,307
Short-Term Investment
Unaffiliated Investment Company	30,432,857	—	—	30,432,857
Total Investments in Securities	$ 43,959,164	$ 1,359,964,381	$ —	$ 1,403,923,545

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM MacKay Strategic Muni Allocation Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.9%
Long-Term Municipal Bonds 96.6%
Alabama 6.9%
Alabama Housing Finance Authority, Single-Family Mortgage, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.75%, due 10/1/55	$ 1,470,000	$ 1,576,630
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 4/1/56	1,455,000	1,567,081
Alabama Special Care Facilities Financing Authority, Children's Hospital, Revenue Bonds
Series A
5.00%, due 6/1/41	1,750,000	1,863,937
Baldwin County Industrial Development Authority, Novelis Corp. Project, Revenue Bonds (a)(b)(c)
Series A
4.30%, due 3/1/56	4,420,000	4,384,897
Series B
4.625%, due 6/1/55	4,420,000	4,475,186
Series A
5.00%, due 6/1/55	2,000,000	2,061,788
Black Belt Energy Gas District, Gas Project No. 7, Revenue Bonds
Series C-2
2.51%, due 10/1/52	1,585,000	1,584,318
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
2.81%, due 4/1/53	700,000	696,222
Series H-2-2
3.795%, due 12/1/31	5,750,000	5,738,521
Series B-1
4.00%, due 4/1/53 (c)	640,000	644,324
Series C
5.00%, due 7/1/28	1,625,000	1,668,457
Series G
5.00%, due 6/1/31	8,000,000	8,353,197
Series D
5.00%, due 8/1/33	4,750,000	4,985,776
Series A
5.00%, due 12/1/34	5,250,000	5,431,037
Series B
5.00%, due 12/1/34	7,250,000	7,618,227
Series B
5.00%, due 10/1/35	3,230,000	3,245,314
Series F
5.00%, due 6/1/36	6,000,000	6,129,785
Series J
5.00%, due 11/1/36	2,000,000	2,065,638
Series D
5.00%, due 12/1/55 (c)	13,680,000	14,231,076
Series E
5.00%, due 12/1/55 (c)	3,500,000	3,622,160
Series C-1
5.25%, due 12/1/26	1,850,000	1,861,083

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B-2
5.25%, due 12/1/53 (c)	$ 7,300,000	$ 7,765,163
Series A
5.25%, due 5/1/55 (c)	1,000,000	1,022,828
Series F
5.50%, due 11/1/53 (c)	1,600,000	1,663,616
Black Belt Energy Gas District, Gas Project No. 6, Revenue Bonds
Series B
4.00%, due 10/1/52 (c)	9,575,000	9,659,406
Chilton County Board of Education, Special Tax
Insured: BAM
4.625%, due 2/1/52	1,000,000	985,160
Insured: BAM
4.75%, due 2/1/56	3,540,000	3,493,306
Insured: BAM
5.00%, due 2/1/37	400,000	434,913
City of Gadsden, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 9/30/41	450,000	480,167
Series A, Insured: BAM
5.00%, due 10/1/43	1,480,000	1,566,370
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B
5.00%, due 6/1/27	200,000	202,488
Series B
5.00%, due 6/1/28	685,000	702,447
Series B
5.00%, due 12/1/30	630,000	653,971
Series B
5.00%, due 9/1/33	11,500,000	11,607,796
Series B
5.25%, due 7/1/54 (c)	4,685,000	4,970,092
Series A-1
5.50%, due 11/1/53 (c)	1,770,000	1,870,148
Energy Southeast A Cooperative District, Revenue Bonds
Series A-2
3.965%, due 4/1/34	6,000,000	6,009,208
Series B
5.00%, due 11/1/33	8,680,000	9,089,791
Prichard Water Works & Sewer Board, Revenue Bonds
2.375%, due 11/1/28 (d)(e)	205,000	129,150
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.00%, due 8/1/54 (c)	7,500,000	7,852,279
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series E
5.00%, due 10/1/30	2,500,000	2,651,147

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 6/1/33	$ 1,000,000	$ 1,007,805
Series A
5.00%, due 6/1/35	1,775,000	1,770,810
Series C
5.00%, due 5/1/55 (c)	2,870,000	3,028,092
Series C
5.00%, due 10/1/55 (c)	3,750,000	3,919,003
Series A
5.00%, due 1/1/56 (c)	1,265,000	1,270,801
Series B
5.25%, due 3/1/55 (c)	1,370,000	1,397,438
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (c)	4,560,000	4,686,127
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (c)	1,600,000	1,691,686
State of Alabama, Docks Department, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/28 (b)	1,000,000	1,017,410
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	9,991,430	10,126,338
		186,529,610
Alaska 0.8%
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (b)
Series 3
5.25%, due 12/1/39	1,085,000	1,145,942
Series 3
5.25%, due 12/1/41	1,205,000	1,264,494
Series 3
5.25%, due 12/1/42	1,270,000	1,333,099
Series 3
5.25%, due 12/1/43	1,340,000	1,399,696
Alaska Railroad Corp., Revenue Bonds (b)
Insured: AG
5.50%, due 10/1/32	700,000	774,564
Insured: AG
5.50%, due 10/1/34	2,595,000	2,922,626
Insured: AG
5.50%, due 10/1/37	1,000,000	1,114,322
Insured: AG
5.50%, due 10/1/38	3,215,000	3,556,554
Insured: AG
5.50%, due 10/1/41	1,000,000	1,079,512

	Principal Amount	Value
Long-Term Municipal Bonds
Alaska
Alaska Railroad Corp., Revenue Bonds (b)
Insured: AG
5.50%, due 10/1/43	$ 2,000,000	$ 2,140,234
Municipality of Anchorage, Revenue Bonds (b)
Series A, Insured: AG
5.25%, due 2/1/41	2,775,000	2,946,653
Series A, Insured: AG
5.25%, due 2/1/44	1,745,000	1,837,038
		21,514,734
Arizona 2.3%
Arizona Board of Regents, Arizona State University SPEED, Revenue Bonds
Series B
5.00%, due 8/1/45	1,410,000	1,488,461
Arizona Industrial Development Authority, Copper World LLC Project, Revenue Bonds
Series A
4.50%, due 7/1/46 (a)(b)(c)	1,500,000	1,496,274
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
5.00%, due 11/1/41	1,700,000	1,762,231
Series A
5.00%, due 11/1/43	1,800,000	1,861,825
Arizona Industrial Development Authority, Cottonwood Ranch Apartments LP, Revenue Bonds
5.00%, due 1/1/42 (c)	3,000,000	3,013,797
Arizona Industrial Development Authority, Glendale Senior Project, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 10/1/44 (c)	2,000,000	2,000,868
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (b)(c)
4.00%, due 6/1/49	2,200,000	2,217,618
Series 1
5.00%, due 9/1/42	500,000	504,720
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AG
5.00%, due 7/1/42	3,180,000	3,375,121
Insured: AG
5.00%, due 7/1/43	1,825,000	1,931,918
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series A, Insured: BAM
5.00%, due 7/1/30	1,050,000	1,131,540
City of Mesa, Unlimited General Obligation
5.00%, due 7/1/42	1,500,000	1,607,035
City of Peoria, Unlimited General Obligation
2.00%, due 7/15/34	2,120,000	1,808,543
City of Peoria, Water & Wastewater, Revenue Bonds
5.00%, due 7/15/45	1,630,000	1,738,114
City of Tucson, Water System, Revenue Bonds
5.00%, due 7/1/44	2,300,000	2,446,836

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Estrella Mountain Ranch Community Facilities District, Montecito Assessment District No. 4, Special Assessment
4.60%, due 7/1/35	$ 700,000	$ 694,972
Glendale Industrial Development Authority, Royal Oaks Life Care Community, Revenue Bonds
4.00%, due 5/15/28	620,000	618,241
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
4.00%, due 7/1/46 (b)	1,850,000	1,769,466
Industrial Development Authority of the City of Phoenix Arizona (The), Broadway Farms at Hurley Station Phase I Project, Revenue Bonds
3.10%, due 2/1/59 (c)	1,500,000	1,499,048
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/36	1,565,000	1,567,519
Series A
5.00%, due 7/1/46	1,835,000	1,796,819
Industrial Development Authority of the County of Yavapai (The), Arizona Agribusiness and Equine Center, Inc., Revenue Bonds
Series A
5.00%, due 9/1/34 (a)	695,000	695,026
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	2,255,000	2,479,876
Maricopa County Industrial Development Authority, Waste Management, Inc. Project, Revenue Bonds
4.25%, due 12/1/31 (b)(c)	5,000,000	5,038,805
Maricopa County Industrial Development Authority, Verrado Marketplace Project, Revenue Bonds
4.375%, due 5/1/33 (a)	2,500,000	2,434,142
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
5.00%, due 1/1/32	2,000,000	2,017,720
Series A
5.00%, due 1/1/34	3,000,000	3,287,461
Maricopa County Union High School District No. 210, Phoenix, Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/32	1,000,000	1,103,586
Maricopa County Union High School District No. 216, Agua Fria, Project of 2024, Unlimited General Obligation
Series B
5.00%, due 7/1/44	2,250,000	2,400,866
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds
Series A
5.50%, due 10/1/33 (a)(b)(f)	1,000,000	1,048,098
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/43	1,690,000	1,788,432
Tempe Industrial Development Authority, Friendship Village of Tempe Project, Revenue Bonds
Series B-2
3.50%, due 12/1/30	2,000,000	1,978,413

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Tucson Industrial Development Authority, Revenue Bonds
Series A-1, Insured: GNMA
5.50%, due 1/1/56	$ 1,150,000	$ 1,232,289
		61,835,680
Arkansas 0.8%
Arkansas Development Finance Authority, Weyerhaeuser Co. Project, Revenue Bonds
3.875%, due 10/15/65 (b)(c)	2,250,000	2,246,296
Arkansas Development Finance Authority, United States Steel Corp. Project, Revenue Bonds
Series A
4.00%, due 9/1/46 (a)(b)(c)	13,290,000	13,254,607
Arkansas Development Finance Authority, Motgage-Backed Securities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/56	1,010,000	1,080,043
Arkansas Technical University, Revenue Bonds
Series A, Insured: BAM
2.00%, due 5/1/39	320,000	229,189
Bentonville School District No. 6, Unlimited General Obligation
Series D, Insured: State Aid Withholding
2.00%, due 6/1/35	1,340,000	1,101,280
City of West Memphis, Public Utility System, Revenue Bonds
Insured: BAM
5.00%, due 12/1/33	450,000	479,166
Insured: BAM
5.00%, due 12/1/34	470,000	497,599
Little Rock School District, Limited General Obligation
Series A, Insured: AG State Aid Withholding
2.00%, due 2/1/36	2,000,000	1,591,705
		20,479,885
California 7.2%
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/33	1,500,000	1,639,069
Series B
5.00%, due 7/1/38	1,655,000	1,772,078
Series B, Insured: AG
5.25%, due 7/1/40	2,100,000	2,296,878
Series B, Insured: AG
5.25%, due 7/1/46	3,250,000	3,443,528
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds
Series B, Insured: AG
5.25%, due 7/1/42 (b)	2,500,000	2,707,116
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series A-2
3.895%, due 4/1/56	4,995,000	4,964,028
Series B
5.00%, due 3/1/36	2,270,000	2,331,427

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B
5.00%, due 1/1/55 (c)	$ 1,530,000	$ 1,562,199
Series C
5.00%, due 8/1/55 (c)	6,235,000	6,410,358
Series C
5.00%, due 12/1/55 (c)	4,000,000	4,120,656
Series B
5.00%, due 3/1/56 (c)	1,250,000	1,305,902
Series C
5.25%, due 1/1/54 (c)	9,245,000	9,694,217
Series G-1
5.25%, due 11/1/54 (c)	2,330,000	2,433,270
California Community Choice Financing Authority, Revenue Bonds
Series G
5.00%, due 10/1/34	4,240,000	4,486,133
California Enterprise Development Authority, Campbell Hall Episcopal Project, Revenue Bonds
Series A
4.00%, due 8/1/40	1,480,000	1,439,024
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (c)	1,035,000	1,034,913
California Municipal Finance Authority, Revenue Bonds (c)
Series 1, Class A-1
3.537%, due 2/20/41	6,512,186	5,899,492
Series 1, Class A-1
4.05%, due 7/20/41	4,982,576	4,708,441
Series 2, Class A-1
4.326%, due 11/20/40	2,832,124	2,758,295
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (b)	2,500,000	2,514,145
California Municipal Finance Authority, Plummer Village Apartments, Revenue Bonds
Series A, Insured: FHLMC
4.25%, due 7/1/42	1,000,000	958,519
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/31 (b)	1,240,000	1,272,263
California Municipal Finance Authority, CHF-Davis I LLC - West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/43	1,000,000	1,011,221
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.125%, due 11/1/40 (a)	250,000	254,020
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AG
5.25%, due 11/1/36	1,300,000	1,342,191
California School Finance Authority, Classical Academies Oceanside Project, Revenue Bonds
Series A
4.00%, due 10/1/27 (a)	470,000	470,718

	Principal Amount	Value
Long-Term Municipal Bonds
California
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41 (a)	$ 240,000	$ 214,834
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/32 (a)	2,155,000	2,172,552
California Statewide Communities Development Authority, Oak Park Apartments Project, Revenue Bonds, Senior Lien
Series H, Insured: FNMA
4.25%, due 9/1/67 (c)	1,000,000	995,693
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series D
4.75%, due 9/2/33	230,000	231,274
California Statewide Communities Development Authority, Kaiser Foundation Hospitals, Revenue Bonds
Series M
5.00%, due 4/1/38 (c)	1,000,000	1,060,942
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,000,000	1,017,901
Ceres Unified School District, Certificate of Participation
Insured: BAM
5.00%, due 6/1/44	1,215,000	1,306,642
City of Beaumont, Community Facilities District No. 2021-1, Special Tax
Series 1
5.00%, due 9/1/39	400,000	411,591
City of Corona, Community Facilities District No. 2018-2, Special Tax
Series A
5.00%, due 9/1/29	100,000	104,674
City of Los Angeles, Department of Airports, Revenue Bonds
Series A
4.00%, due 5/15/41 (b)	7,000,000	6,629,347
Series E
5.00%, due 5/15/41	5,760,000	6,310,703
Series A
5.25%, due 5/15/42 (b)	1,395,000	1,499,656
Series A
5.25%, due 5/15/44 (b)	3,150,000	3,356,364
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/35	1,000,000	1,107,978
County of Los Angeles Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/27	100,000	102,201
5.00%, due 9/1/30	175,000	184,548
5.00%, due 9/1/32	175,000	184,907
County of Sacramento, Airport System, Revenue Bonds (b)
Series A
5.00%, due 7/1/36	1,255,000	1,361,977
Series A
5.00%, due 7/1/37	1,895,000	2,041,412

	Principal Amount	Value
Long-Term Municipal Bonds
California
Foothill-De Anza Community College District, Election of 1999, Unlimited General Obligation
Series B, Insured: NATL-RE FGIC
(zero coupon), due 8/1/29	$ 1,045,000	$ 962,958
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A
5.00%, due 7/1/28	310,000	319,631
Series B
5.00%, due 7/1/28	525,000	546,945
Series A
5.00%, due 7/1/30	850,000	856,629
Series B
5.00%, due 7/1/30	1,490,000	1,541,949
Series B
5.00%, due 7/1/34	1,750,000	1,925,987
Series A
5.00%, due 7/1/35	555,000	566,195
Series C
5.00%, due 7/1/40	2,000,000	2,134,782
Series C, Insured: BAM
5.00%, due 7/1/42	1,000,000	1,062,124
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/29	1,000,000	1,055,937
Series D
5.00%, due 7/1/29	1,100,000	1,161,530
Series E
5.00%, due 7/1/29	2,000,000	2,111,873
Series A
5.00%, due 7/1/30	270,000	281,405
Series C
5.00%, due 7/1/30	2,300,000	2,439,187
Series D
5.00%, due 7/1/30	1,915,000	1,981,767
Series C
5.00%, due 7/1/31	535,000	578,391
Series D
5.00%, due 7/1/32	820,000	857,209
Series E
5.00%, due 7/1/32	655,000	713,973
Series A
5.00%, due 7/1/33	500,000	511,273
Series A
5.00%, due 7/1/33	1,980,000	2,172,494
Series B
5.00%, due 7/1/33	720,000	724,867
Series B
5.00%, due 7/1/33	420,000	458,186

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series E
5.00%, due 7/1/33	$ 2,750,000	$ 3,017,353
Series A
5.00%, due 7/1/34	1,155,000	1,230,831
Series B
5.00%, due 7/1/34	540,000	558,285
Series B
5.00%, due 7/1/34	460,000	478,649
Series A
5.00%, due 7/1/35	425,000	433,573
Series B
5.00%, due 7/1/35	310,000	319,856
Series B
5.00%, due 7/1/35	680,000	717,073
Series A
5.00%, due 7/1/36	515,000	517,761
Series C
5.00%, due 7/1/36	1,000,000	1,080,200
Series D
5.00%, due 7/1/36	220,000	227,756
Series B
5.00%, due 7/1/38	2,195,000	2,328,221
Series A
5.00%, due 7/1/39	275,000	281,113
Series E
5.00%, due 7/1/39	1,575,000	1,667,097
Series C
5.00%, due 7/1/42	1,500,000	1,574,903
Series C
5.00%, due 7/1/42	3,500,000	3,704,067
Series A
5.00%, due 7/1/43	1,130,000	1,193,840
Series C
5.00%, due 7/1/45	3,000,000	3,138,573
Series A
5.00%, due 7/1/46	5,350,000	5,570,613
Series B
5.00%, due 7/1/48	215,000	218,053
Madera Unified School District, Election of 2018, Unlimited General Obligation
4.00%, due 8/1/44	100,000	95,978
Northern California Energy Authority, Revenue Bonds
5.00%, due 8/1/28	1,250,000	1,286,010
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	500,000	474,179

	Principal Amount	Value
Long-Term Municipal Bonds
California
Palomar Health, Unlimited General Obligation
Series B
4.00%, due 8/1/33	$ 475,000	$ 462,429
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.25%, due 7/1/38	1,000,000	1,080,458
Series B
5.25%, due 7/1/41	1,700,000	1,836,264
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series C
5.00%, due 5/1/33	6,000,000	6,537,136
Series A
5.00%, due 5/1/39	2,890,000	3,050,529
Series A
5.25%, due 5/1/42	3,960,000	4,227,326
Series A
5.25%, due 5/1/44	2,840,000	3,001,768
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	700,000	700,252
Series B
5.25%, due 1/15/49	500,000	500,167
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.50%, due 1/1/56 (c)	1,000,000	1,079,230
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	1,925,000	1,921,226
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/31	720,000	778,395
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1-A
5.00%, due 7/1/33	1,240,000	1,360,552
Series 1
5.00%, due 7/1/35	600,000	650,978
Series 1
5.00%, due 7/1/36	400,000	435,371
Series 1-A
5.00%, due 7/1/38	515,000	549,026
Series 1
5.00%, due 7/1/42	3,000,000	3,200,831
Series 2
5.00%, due 7/1/53 (c)	2,000,000	2,083,974
Series 1, Insured: BAM
5.25%, due 7/1/41	2,000,000	2,178,961

	Principal Amount	Value
Long-Term Municipal Bonds
California
Westminster Redevelopment Agency, Commercial Redevelopment Project No. 1, Tax Allocation
Insured: BAM
3.00%, due 11/1/41	$ 1,510,000	$ 1,220,466
		195,059,912
Colorado 3.2%
Adams 12 Five Star Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/42	6,000,000	6,609,554
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	500,000	497,735
Arista Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/38	1,500,000	1,590,898
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	2,000,000	2,025,255
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AG
4.25%, due 12/1/54	940,000	845,019
Canyons Metropolitan District No. 5, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/49	1,500,000	1,514,953
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
5.00%, due 8/1/44	1,000,000	1,000,566
City & County of Denver, Airport System, Revenue Bonds
Series D
5.75%, due 11/15/41 (b)	1,715,000	1,863,941
City of Boulder, Certificate of Participation
5.00%, due 11/1/41	3,280,000	3,532,886
5.00%, due 11/1/42	2,000,000	2,142,294
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/1/49	1,000,000	1,057,690
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/36	355,000	380,421
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/38	325,000	344,788
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/44	1,250,000	1,284,072
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/49	1,915,000	1,938,793
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/43	3,500,000	3,279,531

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A-1
5.00%, due 11/15/59 (c)	$ 1,000,000	$ 1,061,512
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1
4.00%, due 8/1/44	250,000	228,222
Series A-1, Insured: BAM
5.00%, due 8/1/35	180,000	186,692
Series A
5.25%, due 11/1/37	1,450,000	1,559,363
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series A
5.00%, due 5/15/31	1,550,000	1,677,714
Colorado Health Facilities Authority, Frasier, Revenue Bonds
Series A
5.00%, due 5/15/38	420,000	438,627
Colorado Housing and Finance Authority, Revenue Bonds
Series J, Class III, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	1,495,000	1,651,348
County of Routt, Yampa Valley Regional Airport, Revenue Bonds (b)
5.00%, due 6/1/35	350,000	374,387
5.00%, due 6/1/38	530,000	558,952
5.00%, due 6/1/41	295,000	304,614
5.25%, due 6/1/44	200,000	208,663
Denver City & County School District No. 1, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.25%, due 12/1/38	4,000,000	4,478,516
Series C, Insured: State Aid Withholding
5.50%, due 12/1/47	1,500,000	1,634,314
Douglas County School District No. Re-1, Douglas & Elbert Counties, Unlimited General Obligation
Insured: State Aid Withholding
5.50%, due 12/15/40	3,000,000	3,427,801
Insured: State Aid Withholding
5.50%, due 12/15/44	3,000,000	3,358,680
Insured: State Aid Withholding
5.50%, due 12/15/45	2,300,000	2,557,652
E-470 Public Highway Authority, Revenue Bonds
Series A-2
(zero coupon), due 9/1/37	3,500,000	2,204,058
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/40	1,000,000	1,073,374
Eagle County Airport Terminal Corp., Airport Terminal Project, Revenue Bonds
Series B
5.00%, due 5/1/41 (b)	1,000,000	1,001,418
Eagle County Housing & Development Authority, Eagle Villas Project, Revenue Bonds
3.55%, due 12/1/45 (c)	1,000,000	1,002,325

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Fiddlers Business Improvement District, Unlimited General Obligation
5.00%, due 12/1/32 (a)	$ 195,000	$ 199,467
Ground Water Management Subdistrict of Central Colorado, Water Conservancy District, Limited General Obligation
Insured: BAM
4.00%, due 12/1/40	250,000	235,110
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/37	1,640,000	1,758,481
Insured: BAM
5.00%, due 6/1/41	1,455,000	1,529,517
Jefferson Center Metropolitan District No. 2, Revenue Bonds
Series A
5.00%, due 12/1/36 (a)	1,000,000	987,576
Metro Water Recovery, Revenue Bonds
Series A
5.00%, due 4/1/44	1,350,000	1,451,192
Midtown Clear Creek Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.50%, due 12/1/43	1,200,000	1,286,934
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: NATL-RE
5.00%, due 12/1/26	1,300,000	1,308,067
Park Creek Metropolitan District, Westerly Creek District Service Area, Tax Allocation, Senior Lien
Insured: AG
5.00%, due 12/1/42	1,400,000	1,463,409
Parterre Metropolitan District No. 5, Limited General Obligation
Series A
5.875%, due 12/1/45	500,000	525,051
Pitkin County School District No. 1, Aspen, Unlimited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/42	1,000,000	1,128,712
Insured: State Aid Withholding
5.50%, due 12/1/44	765,000	856,866
Prairie Center Metropolitan District No. 3, Revenue Bonds
Series A
5.00%, due 12/15/41 (a)	1,615,000	1,615,639
Prairie Point Community Authority Board Special Improvement District No. 1, Special Assessment
5.00%, due 12/1/35	1,000,000	1,004,762
5.375%, due 12/1/40	1,000,000	1,007,788
Ravenna Metropolitan District, Limited General Obligation
Insured: AG
5.00%, due 12/1/38	1,400,000	1,471,236
Insured: AG
5.00%, due 12/1/43	1,750,000	1,816,417
Reata South Metropolitan District, Limited General Obligation
5.375%, due 12/1/37	1,000,000	1,003,587
Regional Transportation District, Certificate of Participation
5.00%, due 6/1/40	1,195,000	1,290,227

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
STC Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A-1, Insured: AG
5.00%, due 12/1/29	$ 745,000	$ 789,622
Series A-1, Insured: AG
5.00%, due 12/1/37	1,000,000	1,057,573
Series A-1, Insured: AG
5.00%, due 12/1/40	1,150,000	1,195,667
Town of Castle Rock, Certificate of Participation
5.00%, due 12/1/38	1,000,000	1,092,996
5.25%, due 12/1/43	1,265,000	1,374,254
VDW Metropolitan District No. 2, Limited General Obligation
Series A-2, Insured: BAM
4.00%, due 12/1/45	580,000	532,644
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	1,000,000	994,759
		87,874,181
Connecticut 1.0%
Aquarion Water Authority, Water System, Revenue Bonds
Series E, Insured: BAM
(zero coupon), due 8/1/44	500,000	213,581
Series D, Insured: BAM
5.25%, due 8/1/41	1,250,000	1,367,581
Series D, Insured: BAM
5.25%, due 8/1/42	1,500,000	1,636,654
Series A
5.25%, due 8/1/45	1,430,000	1,550,509
Series A
5.25%, due 8/1/46	1,640,000	1,768,477
City of New Haven, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/31	1,200,000	1,281,376
Connecticut Housing Finance Authority, Revenue Bonds
Series F-1
3.50%, due 11/15/43	485,000	484,334
Connecticut State Health & Educational Facilities Authority, Nuvance Health Issue, Revenue Bonds
Series A, Insured: AG-CR
2.125%, due 7/1/31	2,680,000	2,476,979
Connecticut State Health & Educational Facilities Authority, Fairview Issue, Revenue Bonds
Series B-3
4.40%, due 12/15/31	1,000,000	1,002,421
Connecticut State Health & Educational Facilities Authority, Hartford HealthCare Corp., Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/42	4,700,000	4,999,231
Series A, Insured: AG
5.00%, due 7/1/43	2,970,000	3,143,586

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/49 (c)	$ 2,150,000	$ 2,266,782
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	215,000	215,136
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
5.25%, due 7/1/40	1,500,000	1,619,179
Series A
5.25%, due 7/1/40	2,500,000	2,725,489
		26,751,315
Delaware 0.9%
Delaware State Economic Development Authority, NRG Energy Project, Revenue Bonds
Series A
4.00%, due 10/1/45 (c)	3,965,000	3,903,805
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/38	770,000	792,538
Series B
5.00%, due 11/15/43	3,010,000	3,066,092
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
5.25%, due 10/1/51	2,500,000	2,609,839
Delaware State Housing Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 7/1/55	955,000	1,018,484
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	1,430,000	1,534,802
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	1,745,000	1,896,829
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	1,925,000	2,077,365
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/57	3,000,000	3,246,459
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	2,355,000	2,574,169
Town of Bridgeville, Heritage Shores Special Development District, Special Tax
5.25%, due 7/1/44 (a)	1,050,000	1,052,463
		23,772,845
District of Columbia 0.6%
District of Columbia, Revenue Bonds
Series A
5.00%, due 6/1/45	3,500,000	3,726,700
District of Columbia Housing Finance Agency, Lisner Senior Independent Owner LP, Revenue Bonds
5.00%, due 10/1/41 (c)	3,000,000	3,004,404

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	$ 1,000,000	$ 1,053,514
Series A
5.00%, due 10/1/38	2,000,000	2,130,447
Series A
5.25%, due 10/1/40	2,000,000	2,161,964
Series A
5.25%, due 10/1/42	2,000,000	2,139,672
Series A
5.50%, due 10/1/44	2,000,000	2,169,951
		16,386,652
Florida 5.2%
Alachua County Health Facilities Authority, Oak Hammock at the University of Florida, Inc. Project, Revenue Bonds
Series B-3
3.625%, due 10/1/30	1,390,000	1,390,087
Ave Maria Stewardship Community District, Phase 4 Master Improvement Project Area, Special Assessment
Series A
4.00%, due 5/1/42	1,500,000	1,358,776
4.50%, due 5/1/33 (a)	100,000	100,732
Capital Projects Finance Authority, PRG - UnionWest Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.25%, due 6/1/39 (a)	1,875,000	1,691,002
Capital Trust Agency, Inc., Advantage Academy of Hillsborough, Inc., Revenue Bonds
Series A
5.00%, due 12/15/39	500,000	484,861
Capital Trust Authority Charter School, Mason Classical Academy Project, Revenue Bonds
Series A
5.00%, due 6/1/39 (a)	1,000,000	983,143
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	92,678
Charlotte County Industrial Development Authority, Town & Country Utilities Project, Revenue Bonds
5.125%, due 10/1/35 (b)	580,000	585,172
City of Clearwater, Water & Sewer, Revenue Bonds
4.00%, due 12/1/37	2,305,000	2,300,820
City of Gainesville, Utilities System, Revenue Bonds
Series A
4.00%, due 10/1/39	4,010,000	3,908,851
Series A
5.00%, due 10/1/44	535,000	547,282
City of Hallandale Beach, Unlimited General Obligation
3.00%, due 7/1/35	2,150,000	1,972,359
City of Orlando, Camping World Stadium, Revenue Bonds
Insured: AG
5.00%, due 11/1/38	1,000,000	1,074,495
Insured: AG
5.00%, due 11/1/39	1,000,000	1,068,047

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
City of Orlando, Camping World Stadium, Revenue Bonds
Insured: AG
5.00%, due 11/1/40	$ 2,945,000	$ 3,134,913
Insured: AG
5.25%, due 11/1/42	1,000,000	1,079,843
Insured: AG
5.25%, due 11/1/43	1,000,000	1,075,373
City of Palmetto, Renaissance Arts and Education, Inc., Revenue Bonds
Series A
4.25%, due 6/1/27	40,000	40,187
Series A
5.00%, due 6/1/32	100,000	103,144
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1, Special Assessment
Insured: BAM
3.00%, due 7/1/41	1,430,000	1,127,538
Cobblestone Community Development District, Assessment Area Two, Special Assessment
Series 2
3.40%, due 5/1/27 (a)	40,000	39,897
Collier County Educational Facilities Authority, Ave Maria University, Inc., Revenue Bonds
5.00%, due 6/1/29	1,065,000	1,087,201
Collier County Industrial Development Authority, NCH Healthcare System Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/47	950,000	966,898
County of Broward, Revenue Bonds
3.00%, due 10/1/37	2,055,000	1,805,898
County of Lee, Airport, Revenue Bonds (b)
5.00%, due 10/1/35	3,000,000	3,229,893
Series A-1
5.25%, due 10/1/38	1,500,000	1,641,225
5.25%, due 10/1/41	2,750,000	2,915,702
5.25%, due 10/1/42	5,250,000	5,546,215
5.25%, due 10/1/44	2,380,000	2,493,380
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Series B
3.00%, due 10/1/34	1,000,000	935,665
County of Miami-Dade, Seaport Department, Revenue Bonds
Series A-1, Insured: AG
4.00%, due 10/1/39 (b)	2,000,000	1,925,631
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/35 (b)	1,500,000	1,619,301
County of Pasco, Solid Waste Disposal & Resource Recovery System, Revenue Bonds (b)
Series A
5.00%, due 10/1/41	1,220,000	1,280,605
Series A
5.00%, due 10/1/44	1,415,000	1,466,051

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.50%, due 9/1/37	$ 2,040,000	$ 2,232,829
Currents Community Development District, Assessment, Special Assessment
Series B
4.25%, due 5/1/41 (a)	620,000	567,366
Edgewater East Community Development District, Assessment Area Two, Special Assessment
4.00%, due 5/1/42	1,000,000	879,663
Firethorn Community Development District, Assessment Area One, Special Assessment
4.35%, due 5/1/35	870,000	845,728
Florida Development Finance Corp., Waste Pro USA, Inc. Project, Revenue Bonds
4.35%, due 4/1/37 (b)(c)	2,500,000	2,484,298
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/31	515,000	519,595
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A
5.00%, due 2/1/33	1,300,000	1,349,859
Florida Housing Finance Corp., Magnolia Trail, Revenue Bonds
Series Z
3.15%, due 7/1/43 (c)	1,550,000	1,548,166
Florida Housing Finance Corp., Canopy at West River Towers 1 & 2 (The), Revenue Bonds
Series A-1, Insured: FNMA
3.76%, due 5/1/42	1,983,458	1,663,462
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment
4.50%, due 5/1/31 (b)	265,000	266,457
Fort Pierce Utilities Authority, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/34	325,000	349,648
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/42	7,115,000	7,156,934
5.25%, due 10/1/41	1,200,000	1,276,543
5.25%, due 10/1/43	7,080,000	7,476,327
5.25%, due 10/1/45	1,260,000	1,318,778
Harbor Reserve Community Development District, Project, Special Assessment
4.50%, due 5/1/35	1,435,000	1,394,217
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (b)
Series B
5.00%, due 10/1/34	1,565,000	1,702,140
Series B
5.25%, due 10/1/41	1,200,000	1,280,797
Series B
5.25%, due 10/1/44	1,700,000	1,791,653
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series C
5.00%, due 11/15/34	1,640,000	1,809,981

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Hilltop Point Community Development District, Assessment Area Two, Special Assessment
Series 2
4.75%, due 5/1/27	$ 55,000	$ 55,197
Jacksonville Aviation Authority, Revenue Bonds (b)
5.25%, due 10/1/42	1,000,000	1,071,686
5.25%, due 10/1/43	1,000,000	1,066,076
5.25%, due 10/1/44	1,500,000	1,589,101
5.25%, due 10/1/46	1,900,000	1,993,217
JEA Water & Sewer System, Revenue Bonds
Series A
5.25%, due 10/1/49	2,255,000	2,390,718
Lakewood Ranch Stewardship District, Azario Project, Special Assessment
4.00%, due 5/1/40	580,000	546,138
Lakewood Ranch Stewardship District, Calusa Project, Special Assessment
4.25%, due 5/1/30	865,000	882,822
Lakewood Ranch Stewardship District, Northeast Sector Project Phase 1B, Special Assessment
5.30%, due 5/1/39	1,295,000	1,309,690
Laurel Road Community Development District, Special Assessment
Series A-2
3.125%, due 5/1/31	400,000	379,512
LT Ranch South Community Development District, Assessment Area Two, Special Assessment
4.625%, due 5/1/36	935,000	918,884
Miami-Dade County Housing Finance Authority, Yaeger Plaza Project, Revenue Bonds
Series B
3.15%, due 8/1/29 (c)	1,320,000	1,319,681
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (c)	1,575,000	1,586,612
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	2,000,000	1,985,424
New Port Corners Community Development District, Special Assessment (a)
4.00%, due 6/15/30	190,000	188,288
4.25%, due 6/15/35	200,000	194,587
Newfield Community Development District, Special Assessment
5.00%, due 5/1/35	795,000	818,055
North Park Isle Community Development District, Assessment Area Two, Special Assessment
3.375%, due 11/1/41	1,585,000	1,327,479
Orange County Health Facilities Authority, Orlando Health Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/36	5,000,000	5,442,029
Series A
5.00%, due 10/1/38	6,175,000	6,586,872
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment
4.15%, due 5/1/27	100,000	100,200
Pinellas County Housing Finance Authority, Oakhurst Trace, Revenue Bonds
Series A, Insured: FHLMC
4.70%, due 10/1/43	4,170,000	4,128,860

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	$ 100,000	$ 96,010
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36	100,000	88,865
Rolling Hills Community Development District, Special Assessment
Series A-2
3.65%, due 5/1/32	170,000	160,030
Scenic Terrace South Community Development District, Special Assessment
4.50%, due 5/1/42	635,000	595,880
Seminole Improvement District, Revenue Bonds
5.00%, due 10/1/32	250,000	254,389
Southern Groves Community Development District No. 5, 2021 Assessment Area, Special Assessment
2.80%, due 5/1/31	425,000	406,161
Stillwater Community Development District, 2021 Project, Special Assessment
3.50%, due 6/15/41 (a)	580,000	482,798
Sunbridge Stewardship District, Weslyn Park Project Assessment, Special Assessment
4.60%, due 5/1/32	460,000	462,864
Tampa Bay Water, Revenue Bonds
Series A
5.00%, due 10/1/49	1,820,000	1,883,271
Two Lakes Community Development District, Expansion Area Project, Special Assessment
3.375%, due 12/15/30	1,280,000	1,236,915
3.75%, due 12/15/39	2,990,000	2,661,312
4.00%, due 12/15/49	2,200,000	1,813,154
V-Dana Community Development District, Assessment Area Two-2025 Project, Special Assessment
5.375%, due 5/1/45	245,000	246,554
Village Community Development District No. 11, Special Assessment
4.125%, due 5/1/29	765,000	761,426
Village Community Development District No. 13, Phase III, Special Assessment
2.85%, due 5/1/36	1,495,000	1,306,591
Village Community Development District No. 14, Special Assessment
5.125%, due 5/1/37	635,000	650,636
Village Community Development District No. 15, Special Assessment
4.375%, due 5/1/33 (a)	100,000	101,277
Village Community Development District No. 16, Special Assessment
4.875%, due 5/1/45	1,700,000	1,692,175
Village Community Development District No. 7, Special Assessment
3.75%, due 5/1/30	2,205,000	2,147,335
Watergrass Community Development District II, Phase 2, Special Assessment
2.50%, due 5/1/31	100,000	92,224
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
3.625%, due 5/1/32	210,000	198,433
Wiregrass II Community Development District, Assessment Area Two, Special Assessment
4.80%, due 5/1/32	100,000	101,604
		142,308,338

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia 3.5%
Atlanta Development Authority (The), PRG - CAU Properties LLC Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/35	$ 1,700,000	$ 1,741,342
Series A
5.25%, due 7/1/40	1,000,000	1,012,825
Series A
6.00%, due 7/1/45	1,000,000	1,046,048
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
2.875%, due 7/1/31 (a)	665,000	632,030
Atlanta Urban Residential Finance Authority, Auburn Square, Revenue Bonds
Series B
3.15%, due 2/1/30 (c)	3,350,000	3,347,947
Atlanta Urban Residential Finance Authority, Englewood Multi-Family Apartments Project, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
3.45%, due 2/1/29 (c)	7,850,000	7,862,963
Atlanta Urban Residential Finance Authority, TBG Englewood Senior LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 5/1/28 (c)	1,440,000	1,460,147
City of Atlanta, Department of Aviation, Revenue Bonds (b)
Series B
5.00%, due 7/1/34	450,000	483,971
Series B-1
5.00%, due 7/1/39	3,800,000	4,036,370
City of Atlanta, Water & Wastewater, Revenue Bonds, Sub. Lien
5.00%, due 11/1/45	1,250,000	1,340,218
County of DeKalb, Water & Sewerage, Revenue Bonds
Series A
5.00%, due 10/1/42	2,980,000	3,201,120
Development Authority of Burke County (The), Oglethorpe Power Corp. Vogtle Project, Revenue Bonds (c)
Series A
3.60%, due 1/1/40	2,565,000	2,582,083
Series E
3.60%, due 11/1/45	1,835,000	1,847,221
Development Authority of Cobb County Student Housing, KSU Housing Real Estate Foundations Projects, Revenue Bonds, Junior Lien
Series C
5.00%, due 6/15/35	405,000	427,343
Development Authority of Cobb County Student Housing, KSU Housing Real Estate Foundations Projects, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/15/36	820,000	905,576
Series A
5.00%, due 6/15/46	500,000	518,166
Development Authority of Cobb County Student Housing, KSU Housing Real Estate Foundations Projects, Revenue Bonds
Series B
5.00%, due 6/15/38	550,000	579,113

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Georgia Housing & Finance Authority, Revenue Bonds
Series G, Insured: GNMA / FNMA
5.00%, due 12/1/45	$ 2,500,000	$ 2,645,901
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 5/1/52 (c)	3,000,000	3,016,064
Series E-2
4.145%, due 12/1/53	5,000,000	5,131,117
Series A
5.00%, due 6/1/53 (c)	10,000,000	10,344,226
Series B
5.00%, due 7/1/53 (c)	8,000,000	8,370,550
Series D
5.00%, due 4/1/54 (c)	3,250,000	3,416,320
Series E
5.00%, due 5/1/55 (c)	20,120,000	20,980,645
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A
5.00%, due 1/1/39	2,000,000	2,035,821
Savannah Georgia Convention Center Authority, Convention Center Hotel, Revenue Bonds
Series A
5.25%, due 6/1/40	1,000,000	1,039,846
Savannah Housing Authority, Montgomery Landing Project, Revenue Bonds
3.15%, due 7/1/43 (c)	4,000,000	3,999,641
Walton County Water & Sewer Authority, Walton-Hard Labor Creek Reservoir Water Treatment Facility Project, Revenue Bonds
5.25%, due 2/1/47	1,700,000	1,785,492
		95,790,106
Guam 0.4%
Antonio B Won Pat International Airport Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/33	200,000	210,680
Series A
5.25%, due 10/1/35	100,000	107,203
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,225,000	1,215,727
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	650,000	683,883
Series A
5.00%, due 10/1/35	1,100,000	1,170,570
Series A
5.00%, due 10/1/38	1,350,000	1,357,953
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	400,000	393,889

	Principal Amount	Value
Long-Term Municipal Bonds
Guam
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/42	$ 1,790,000	$ 1,675,947
Series G
5.00%, due 1/1/36	1,150,000	1,222,173
Series G
5.25%, due 1/1/39	1,000,000	1,058,094
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/32	1,000,000	1,001,513
Series A
5.00%, due 12/1/34	1,750,000	1,752,314
		11,849,946
Hawaii 0.2%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.00%, due 5/15/29	440,000	446,559
State of Hawaii, Airports System, Revenue Bonds
Series C
5.00%, due 7/1/42 (b)	4,500,000	4,741,847
		5,188,406
Idaho 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,870,000	1,849,795
Illinois 6.3%
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/37	1,215,000	1,065,944
Series B
4.00%, due 12/1/41	5,750,000	4,941,810
Series B
5.00%, due 12/1/31	1,000,000	1,013,712
Series A
5.00%, due 12/1/33	500,000	503,333
Series B
5.00%, due 12/1/33	1,500,000	1,499,966
Series A, Insured: AG
5.00%, due 12/1/35	500,000	512,013
Series A
5.00%, due 12/1/37	1,085,000	1,065,044
Series D
5.00%, due 12/1/46	2,485,000	2,249,549
Series A, Insured: AMBAC
5.50%, due 12/1/30	710,000	740,945
Series B
5.50%, due 12/1/34	1,100,000	1,159,106

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series B
5.50%, due 12/1/36	$ 7,295,000	$ 7,615,830
Series C
6.00%, due 12/1/41	610,000	641,729
Chicago Board of Education, Revenue Bonds
5.00%, due 4/1/41	1,055,000	1,087,612
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series H
5.00%, due 12/1/36	500,000	495,365
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
6.00%, due 4/1/46	23,000,000	23,255,330
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/35	150,000	146,770
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series D
5.00%, due 1/1/36	1,000,000	1,067,770
Series D
5.00%, due 1/1/37	1,000,000	1,062,640
Series B
5.00%, due 1/1/39	1,350,000	1,381,155
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 1/1/39	5,500,000	5,802,874
Series C
5.00%, due 1/1/43	860,000	879,403
Series E
5.50%, due 1/1/48	1,000,000	1,049,389
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/48 (b)	3,500,000	3,445,215
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/39	1,195,000	1,276,254
Chicago Transit Authority, Revenue Bonds
Series A
5.00%, due 12/1/49	3,500,000	3,583,061
City of Chicago, City Colleges, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/27	1,050,000	1,036,671
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/32	1,500,000	1,534,223
Series A
5.00%, due 1/1/44	1,000,000	954,785
Series A
6.00%, due 1/1/38	2,500,000	2,510,868

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Waterworks, Revenue Bonds
Series A
5.00%, due 11/1/41	$ 1,250,000	$ 1,310,753
Series A
5.00%, due 11/1/43	3,000,000	3,118,668
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 1/1/42	450,000	452,111
City of Joliet, Rock Run Crossing Project, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/42	2,000,000	2,136,996
City of Joliet, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/44	1,000,000	1,061,697
City of Marion, STAR Bond District Project Area No. 1, Revenue Bonds
6.375%, due 6/1/45	1,840,000	1,859,248
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/38	4,210,000	3,791,076
Fox Lake Public Library District, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/28	1,175,000	1,163,222
Illinois Finance Authority, Moorings of Arlington Heights, Revenue Bonds
Series B-2
3.65%, due 5/1/31	1,230,000	1,219,905
Illinois Finance Authority, Field Museum of Natural History, Revenue Bonds
3.705%, due 11/1/34	970,000	972,025
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	1,540,000	1,464,228
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	1,000,000	940,043
Illinois Finance Authority, Centerpoint Joliet Terminal Railroad Project, Revenue Bonds (a)(b)(c)
4.125%, due 12/1/50	7,250,000	7,088,240
4.80%, due 12/1/43	4,350,000	4,419,197
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
4.25%, due 7/1/41	1,725,000	1,668,704
Illinois Finance Authority, Carle Foundation, Revenue Bonds
Series A
5.00%, due 8/15/34	250,000	265,476
Illinois Finance Authority, Noble Network of Charter Schools, Revenue Bonds
Series A
5.00%, due 9/1/34	500,000	511,313
Series A
5.00%, due 9/1/37	500,000	503,576

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Clean Water Initiative, Revenue Bonds
Series A
5.00%, due 7/1/42	$ 250,000	$ 268,033
Series A
5.00%, due 7/1/43	1,000,000	1,067,781
Illinois Housing Development Authority, Social Bonds, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
3.00%, due 4/1/51	710,000	699,373
Illinois Housing Development Authority, Congressman Collins, Revenue Bonds
3.15%, due 2/1/29 (c)	3,250,000	3,250,299
Illinois Housing Development Authority, Corcoran Place, Revenue Bonds
Insured: HUD Sector 8
3.15%, due 7/1/29 (c)	2,200,000	2,199,803
Illinois Housing Development Authority, Heart of Uptown Apartments Project, Revenue Bonds
3.45%, due 12/1/67 (c)	7,000,000	7,009,186
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.375%, due 10/1/41	705,000	693,746
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	3,610,000	3,940,586
Illinois Housing Development Authority, Lakeview Landing LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 11/1/27 (c)	1,310,000	1,316,313
Illinois Sports Facilities Authority (The), Revenue Bonds
5.00%, due 6/15/30	1,000,000	1,031,322
Illinois State Toll Highway Authority, Revenue Bonds
Series C
5.00%, due 1/1/38	2,395,000	2,397,424
Series C
5.00%, due 1/1/39	1,825,000	1,826,716
Series A
5.00%, due 1/1/40	1,000,000	1,003,226
Series B
5.00%, due 1/1/40	1,000,000	1,000,851
Lake County Consolidated High School District No. 120, Limited General Obligation
Series A
5.50%, due 12/1/38	825,000	897,107
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
5.00%, due 12/15/28	2,000,000	2,045,843
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Unlimited General Obligation
Series E
5.00%, due 12/1/41	1,000,000	1,003,532
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A, Insured: BAM
5.00%, due 1/1/37	1,285,000	1,340,087

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Sales Tax Securitization Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/42	$ 5,600,000	$ 5,896,982
Series A, Insured: BAM
5.00%, due 1/1/44	3,370,000	3,507,402
Series A
5.00%, due 1/1/45	3,715,000	3,856,630
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.50%, due 1/1/36	2,000,000	2,086,968
Sangamon County School District No. 186, Springfield, Limited General Obligation
Series B, Insured: BAM
5.00%, due 2/1/41	1,545,000	1,640,426
Southwestern Illinois Development Authority, Traid Community Unit School District No. 2 Project, Revenue Bonds
Series B, Insured: BAM
5.50%, due 4/1/45	2,370,000	2,524,835
St. Clair County Community Unit School District No. 187, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 1/1/27	130,000	131,098
Series A, Insured: AG
5.00%, due 1/1/42	500,000	518,839
Series B, Insured: AG
5.00%, due 1/1/43	250,000	258,520
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	1,040,000	986,998
Series D
5.00%, due 11/1/28	1,000,000	1,024,320
5.50%, due 5/1/39	500,000	525,433
Series 1
6.63%, due 2/1/35	2,076,923	2,147,321
Village of Bradley, Unlimited General Obligation
Insured: AG
5.00%, due 12/15/42	700,000	729,757
Insured: AG
5.00%, due 12/15/43	800,000	829,853
Village of Rantoul, Unlimited General Obligation
Insured: AG
5.00%, due 1/1/38	905,000	962,077
Insured: AG
5.00%, due 1/1/44	1,110,000	1,148,971
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.25%, due 1/1/39	175,000	188,847
Insured: BAM
5.50%, due 1/1/43	1,825,000	1,960,065
		171,441,414

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana 2.0%
Avon Community School Building Corp., First Mortgage Bonds, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/37	$ 1,000,000	$ 1,088,066
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/42	1,000,000	1,058,180
City of Lafayette, Local Income Tax, Revenue Bonds
Insured: BAM State Intercept
3.00%, due 12/31/33	1,195,000	1,090,490
City of Valparaiso, Pratt Paper LLC Project, Revenue Bonds (a)(b)
4.50%, due 1/1/34	1,155,000	1,181,393
4.875%, due 1/1/44	3,350,000	3,395,918
City of Whiting, BP Products North America, Inc. Project, Revenue Bonds
Series A
4.00%, due 12/1/44 (b)(c)	6,000,000	5,994,238
Greater Clark Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 7/15/40	1,300,000	1,467,124
Series B, Insured: State Intercept
6.00%, due 1/15/43	1,170,000	1,305,893
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series A
1.40%, due 8/1/29 (c)	250,000	229,272
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series A
3.00%, due 11/1/30	2,965,000	2,882,688
Indiana Finance Authority, Greenwood Village South Project, Revenue Bonds
Series C-2
3.75%, due 5/15/32	1,000,000	999,722
Indiana Finance Authority, Southern Indiana Gas & Electric Co., Revenue Bonds
Series A
4.00%, due 3/1/38 (b)(c)	2,000,000	2,014,916
Indiana Finance Authority, Duke Energy Indiana, Inc. Project, Revenue Bonds
Series A-1
4.50%, due 5/1/35 (b)(c)	1,030,000	1,035,140
Indiana Finance Authority, Ascension Senior Credit Group, Revenue Bonds
Series A-1
5.00%, due 11/15/42	5,250,000	5,525,198
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series D-4
5.00%, due 10/1/57 (c)	2,870,000	3,145,079
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 1/1/43	2,756,000	2,921,920
Indiana Secondary Market for Education Loans, Inc., Revenue Bonds
Series 1-A
4.00%, due 6/1/46 (b)	625,000	585,964

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds (b)
Series B-2
5.00%, due 1/1/31	$ 2,260,000	$ 2,407,968
Series B-2
5.00%, due 1/1/32	1,765,000	1,896,627
Series B-2
5.00%, due 1/1/37	455,000	487,852
Indianapolis Local Public Improvement Bond Bank, Indiana Public Transportation Corporation Project, Revenue Bonds
Series A
5.00%, due 7/15/38	1,000,000	1,083,709
Series A
5.00%, due 7/15/42	1,650,000	1,734,006
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/40	1,850,000	1,950,191
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.00%, due 7/1/39	1,670,000	1,758,865
Insured: BAM
5.00%, due 7/1/41	1,000,000	1,043,514
Insured: BAM
5.00%, due 7/1/42	1,000,000	1,040,490
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/43	2,000,000	2,162,222
Westfield-Washington Multi-School Building Corp., Westfield-Washington Schools, Revenue Bonds
Series B, Insured: BAM State Aid Intercept
5.00%, due 7/15/42	2,300,000	2,406,116
Series C, Insured: BAM State Aid Intercept
5.00%, due 7/15/43	1,300,000	1,356,747
		55,249,508
Iowa 1.3%
City of Des Moines, Unlimited General Obligation
Series D
1.50%, due 6/1/34	1,200,000	953,873
Series D
1.75%, due 6/1/38	540,000	383,339
Series F
2.00%, due 6/1/35	2,375,000	1,939,623
Series F
2.00%, due 6/1/36	2,415,000	1,915,149
County of Polk, Unlimited General Obligation
Series A
3.00%, due 6/1/32	2,000,000	1,914,505
Guthrie County Hospital, Revenue Bonds
Series A
4.50%, due 2/1/29	1,000,000	996,603

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Hampton-Dumont Community School District, Revenue Bonds
Insured: AG
6.00%, due 6/1/29	$ 720,000	$ 759,056
Iowa City Community School District, Unlimited General Obligation
2.50%, due 6/1/38	565,000	431,910
2.50%, due 6/1/39	1,035,000	768,593
Insured: BAM
2.50%, due 6/1/39	500,000	389,620
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds
Series G, Insured: GNMA / FHLMC
6.25%, due 7/1/54	935,000	1,013,130
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/29	500,000	524,296
Series B
5.00%, due 12/1/30	615,000	650,918
Series B
5.00%, due 12/1/32	1,450,000	1,526,170
PEFA, Inc., Gas Project, Revenue Bonds
Series A
5.00%, due 4/1/34	1,000,000	1,049,857
Series A
5.00%, due 4/1/35	3,935,000	4,128,982
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds
Series A
4.00%, due 9/1/41	7,413,000	7,235,022
Series A
4.125%, due 9/1/42	2,900,000	2,854,278
Series A
4.25%, due 9/1/43	1,750,000	1,735,356
Series A
4.25%, due 9/1/44	2,000,000	1,963,366
Series A
4.375%, due 9/1/45	1,750,000	1,729,857
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/36	1,000,000	787,648
Series B
2.125%, due 6/1/39	1,000,000	727,032
		36,378,183
Kansas 0.2%
City of Garden City, Sports of the World STAR Bond Project, Revenue Bonds
4.25%, due 6/1/33 (a)	400,000	398,071
City of Manhattan, Unlimited General Obligation
Series A
5.00%, due 11/1/42	1,635,000	1,721,685

	Principal Amount	Value
Long-Term Municipal Bonds
Kansas
City of Wichita, K-96 Greenwich STAR Bond Project, Revenue Bonds
Series A
4.125%, due 9/1/33 (a)	$ 1,000,000	$ 990,460
Wyandotte County-Kansas City Unified Government, Legends Apartments Garage & West Lawn Project, Revenue Bonds
4.50%, due 6/1/40	835,000	812,105
Wyandotte County-Kansas City Unified Government, Northwest Speedway STAR Bond District Project, Revenue Bonds
4.75%, due 3/1/41 (a)	1,000,000	969,179
		4,891,500
Kentucky 3.6%
Anderson County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.125%, due 2/1/32	1,015,000	1,032,741
Beechwood Independent School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.00%, due 8/1/31	645,000	654,664
Bullitt County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
1.875%, due 12/1/36	970,000	745,567
City of Ashland, Royal Blue Health LLC Obligated Group, Revenue Bonds
Insured: AG
3.00%, due 2/1/40	2,600,000	2,268,117
City of Bowling Green, Unlimited General Obligation
Series A, Insured: BAM
2.00%, due 9/1/44	500,000	328,054
City of Henderson, Pratt Paper LLC Project, Revenue Bonds
Series B
3.70%, due 1/1/32 (a)(b)	345,000	344,254
Commonwealth of Kentucky, State Office Building Project, Certificate of Participation
Series A
4.00%, due 4/15/27	1,000,000	1,007,264
County of Boyle, Centre College of Kentucky, Revenue Bonds
5.00%, due 6/1/29	1,000,000	1,013,274
County of Trimble, Louisville Gas and Electric Co. Project, Revenue Bonds
Series A
1.30%, due 9/1/44 (b)(c)	4,250,000	4,138,866
County of Warren, Unlimited General Obligation
Insured: BAM
1.75%, due 12/1/35	695,000	543,410
County of Warren, Bowling Green-Warren County Community Hospital Corp., Revenue Bonds
Series A
4.00%, due 10/1/29	615,000	615,270
Hopkins County School District Finance Corp., School Building, Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,500,000	1,087,222
Jefferson County Kentucky Capital Projects Corp., Administrative Office of the Courts, Revenue Bonds
Series A, Insured: AG
4.375%, due 6/1/27	1,050,000	1,051,239

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Jefferson County Kentucky Capital Projects Corp., Administrative Office of the Courts, Revenue Bonds
Series A, Insured: AG
4.375%, due 6/1/28	$ 1,605,000	$ 1,606,859
Kenton County Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Bonds
Series A
5.25%, due 1/1/40 (b)	1,200,000	1,274,958
Kenton County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
3.00%, due 2/1/31	2,040,000	1,992,257
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds
Series B
5.00%, due 9/1/27	1,585,000	1,613,792
Kentucky Bond Development Corp., Baptist Healthcare System, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/15/55 (c)	4,200,000	4,603,831
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/40	2,145,000	2,145,789
Series A
5.00%, due 1/1/45	3,200,000	3,200,762
Kentucky Housing Corp., Meadows at McNeely Lake Apartments, Revenue Bonds
Insured: HUD Sector 8
3.15%, due 5/1/30 (c)	2,375,000	2,366,696
Kentucky Housing Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/56	2,405,000	2,696,609
Kentucky Municipal Energy Agency, Energy Center I Project, Revenue Bonds
5.00%, due 1/1/41	1,045,000	1,095,864
Insured: AG
5.00%, due 1/1/45	1,000,000	1,040,469
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
5.00%, due 9/1/35	1,545,000	1,585,788
Kentucky Municipal Power Agency, Revenue Bonds
Series A, Insured: NATL-RE
5.00%, due 9/1/42	1,690,000	1,690,000
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (c)
Series C
4.00%, due 2/1/50	2,600,000	2,619,617
Series A
5.00%, due 5/1/55	3,000,000	3,109,566
Series A-1
5.25%, due 4/1/54	2,500,000	2,640,281
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	9,500,000	9,649,397
Series A
5.00%, due 6/1/34	5,000,000	5,121,846

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 1/1/55 (c)	$ 14,455,000	$ 15,060,978
Kentucky Rural Water Finance Corp., Flexible Term Program, Revenue Bonds
Series F
4.00%, due 2/1/27	125,000	125,091
Series F
4.00%, due 2/1/28	130,000	130,090
Series F
4.00%, due 2/1/29	140,000	140,075
Series D, Insured: NATL-RE
4.50%, due 8/1/27	290,000	290,305
Series D, Insured: NATL-RE
4.60%, due 8/1/28	245,000	245,239
Series D, Insured: NATL-RE
4.625%, due 8/1/29	315,000	315,275
Kentucky Rural Water Finance Corp., Revenue Bonds
Series C
4.00%, due 2/1/28	175,000	175,121
Series C
4.00%, due 2/1/29	100,000	100,054
Kentucky State Property & Building Commission, Revenue Bonds
Series A
5.00%, due 11/1/26	2,485,000	2,498,756
Kentucky State Property & Building Commission, Project No. 115, Revenue Bonds
5.00%, due 4/1/29	1,000,000	1,014,074
Kentucky Turnpike Authority, Revitalization Projects, Revenue Bonds
Series B
5.00%, due 7/1/28	900,000	938,134
Lewis County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,600,000	1,159,703
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
3.125%, due 6/1/41	1,000,000	835,947
Louisville and Jefferson County Metropolitan Sewer District, Revenue Bonds
Series A
4.00%, due 5/15/38	2,000,000	1,897,998
Series A
5.00%, due 5/15/38	1,000,000	1,090,676
Louisville Regional Airport Authority, Revenue Bonds
Series A
5.00%, due 7/1/27 (b)	1,895,000	1,901,282
Louisville/Jefferson County Metropolitan Government, Louisville Gas and Electric Co., Revenue Bonds
Series A
2.00%, due 10/1/33	1,000,000	843,632

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Murray State University, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 9/1/35	$ 1,230,000	$ 1,123,621
Pulaski County School District Finance Corp., Pulaski County School District, Revenue Bonds
Insured: State Intercept
4.125%, due 6/1/34	1,510,000	1,540,115
University of Kentucky, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 4/1/39	2,715,000	2,321,669
		98,632,158
Louisiana 0.6%
Capital Area Finance Authority, Mortgage-Backed Securities Project, Revenue Bonds
Series A, Insured: GNMA
5.50%, due 4/1/57	1,500,000	1,608,407
City of New Orleans, Unlimited General Obligation
Series A
5.00%, due 12/1/31	705,000	747,927
Series A, Insured: BAM
5.00%, due 12/1/33	1,250,000	1,305,940
Series A
5.25%, due 12/1/42	1,710,000	1,798,976
Series A
5.25%, due 12/1/44	500,000	522,313
City of Shreveport, Unlimited General Obligation
Insured: AG
5.00%, due 3/1/37	625,000	677,163
Jefferson Parish Consolidated Sewerage District No. 1, Revenue Bonds
Insured: BAM
4.00%, due 2/1/42	260,000	240,208
Louisiana Housing Corp., Hampton Park Project, Revenue Bonds
3.15%, due 7/1/44 (c)	1,570,000	1,569,859
Louisiana Local Government Environmental Facilities & Community Development Authority, Christwood Project, Revenue Bonds
4.25%, due 11/15/30 (a)	200,000	200,273
Louisiana Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish Gomesa Project, Revenue Bonds
5.50%, due 11/1/39 (a)	1,025,000	1,038,498
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series A
3.00%, due 5/15/47	1,375,000	991,565
Series B
5.00%, due 5/15/30	4,000,000	4,235,514
New Orleans Aviation Board, Louis Armstrong New Orleans International Airport, Revenue Bonds
Series B
5.00%, due 1/1/43 (b)	2,000,000	2,002,459
		16,939,102

	Principal Amount	Value
Long-Term Municipal Bonds
Maine 0.5%
Maine Health & Higher Educational Facilities Authority, MaineHealth Obligated Group, Revenue Bonds
Series B, Insured: AG
5.25%, due 7/1/41	$ 5,155,000	$ 5,476,948
Series B, Insured: AG
5.25%, due 7/1/43	2,275,000	2,402,964
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AG State Aid Withholding
5.50%, due 7/1/38	1,000,000	1,084,827
Maine State Housing Authority, Revenue Bonds
Series G
1.85%, due 11/15/30	1,000,000	905,337
Series A
6.00%, due 11/15/56	1,000,000	1,092,123
Maine Turnpike Authority, Revenue Bonds
Insured: AG
5.00%, due 7/1/31	940,000	1,019,797
Insured: AG
5.00%, due 7/1/33	490,000	539,539
		12,521,535
Maryland 0.7%
City of Baltimore, Harbor Point Project, Revenue Bonds
4.50%, due 6/1/33	100,000	101,490
County of Charles, Consolidated Public Improvement, Unlimited General Obligation
1.75%, due 10/1/35	1,000,000	808,668
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	410,000	381,608
Maryland Community Development Administration, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/42	1,000,000	1,033,267
Maryland Department of Housing & Community Development, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	740,000	816,551
Maryland Economic Development Corp., Morgan State University Harper-Tubman Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/45	1,500,000	1,553,594
Maryland Economic Development Corp., Morgan State University Project, Revenue Bonds
Series A
5.25%, due 7/1/32	465,000	497,082
Maryland Health & Higher Educational Facilities Authority, Meritus Health Issue, Revenue Bonds
Insured: AG
4.25%, due 7/1/39	1,860,000	1,863,906
Insured: AG
4.25%, due 7/1/40	1,015,000	1,007,650
Insured: AG
5.00%, due 7/1/37	3,160,000	3,426,974
Insured: AG
5.00%, due 7/1/41	4,000,000	4,251,331

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Health & Higher Educational Facilities Authority, Kennedy Krieger Issue, Revenue Bonds
Series A
5.00%, due 7/1/41	$ 1,000,000	$ 1,024,260
Series A
5.25%, due 7/1/44	400,000	414,556
Maryland State Transportation Authority, Passenger Facility Charge, Revenue Bonds
Series A
4.00%, due 6/1/29 (b)	335,000	335,024
Maryland Transportation Authority Passenger Facility Charge, Qualified Airport, Revenue Bonds
3.00%, due 6/1/36 (b)	1,500,000	1,333,296
Montgomery County Housing Opportunities Commission, Revenue Bonds
Series A, Insured: FHA 542(c)
3.85%, due 7/1/34	1,500,000	1,497,020
		20,346,277
Massachusetts 0.7%
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	1,000,000	846,117
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds, Senior Lien
Series A-1
5.25%, due 7/1/48	2,500,000	2,639,176
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources, Inc., Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,202,138
5.00%, due 10/1/34	1,500,000	1,501,713
Massachusetts Development Finance Agency, Berkshire Retirement Community, Revenue Bonds
5.00%, due 7/1/31	1,065,000	1,065,793
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/34	500,000	488,354
Massachusetts Development Finance Agency, Mass General Brigham Issue, Revenue Bonds
Series F
5.00%, due 7/1/44	3,600,000	3,823,616
Massachusetts Development Finance Agency, Harvard University, Revenue Bonds
Series A-1
5.00%, due 5/15/55 (c)	3,000,000	3,282,948
Massachusetts Development Finance Agency, Seven Hills Foundation and Affiliates Issue, Revenue Bonds
5.25%, due 9/1/31	1,390,000	1,498,352
5.25%, due 9/1/38	640,000	690,363
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds
Series B
2.00%, due 7/1/37 (b)	600,000	486,382
Massachusetts Housing Finance Agency, Revenue Bonds
Series 222, Insured: GNMA / FNMA / FHLMC
3.00%, due 6/1/51	1,790,000	1,742,335
		19,267,287

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan 1.4%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	$ 240,000	$ 241,105
Charter Township of Emmett, Unlimited General Obligation
Insured: AG
3.00%, due 4/1/34	1,045,000	968,154
City of Detroit, Unlimited General Obligation
Series A
5.00%, due 4/1/34	275,000	288,158
5.50%, due 4/1/40	430,000	447,129
Ferndale Public Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/42	1,090,000	1,150,868
Four Lakes Special Assessment District, Special Assessment
Insured: AG County Guaranteed
5.00%, due 6/1/40	2,130,000	2,236,241
Grand Blanc Community Schools, Unlimited General Obligation
Insured: Q-SBLF
2.375%, due 11/1/42	1,475,000	1,038,661
Grand Rapids Economic Development Corp., Beacon Hill at Eastgate Project, Revenue Bonds
Series B-3
4.125%, due 11/1/30	1,585,000	1,584,483
Ida Public Schools, Limited General Obligation
Insured: BAM
5.00%, due 5/1/31	735,000	768,296
Michigan Finance Authority, McLaren Health Care, Revenue Bonds
Series D-2
1.20%, due 10/15/38 (c)	3,500,000	3,352,476
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI
3.01%, due 12/1/39	2,750,000	2,751,015
Series MI-3
3.75%, due 12/1/38 (c)	2,000,000	2,034,360
Series MI-2
3.875%, due 12/1/44 (a)(c)	3,440,000	3,441,231
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	1,000,000	999,995
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
6.00%, due 11/1/32	1,250,000	1,271,232
Michigan State Building Authority, Revenue Bonds
Series I
5.00%, due 4/15/41	1,000,000	1,004,451
Michigan State Housing Development Authority, 24 East Ltd. Dividend Housing Association LP, Revenue Bonds
3.625%, due 4/1/42 (c)	1,760,000	1,761,559
Michigan State Housing Development Authority, Revenue Bonds
Series A
6.00%, due 12/1/56	1,250,000	1,367,968

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan State Housing Development Authority, Revenue Bonds
Series D
6.25%, due 6/1/55	$ 570,000	$ 617,259
Michigan Strategic Fund, Bedrock Detroit - Transformational Brownfield Plan Project, Revenue Bonds
4.25%, due 10/1/36 (a)	955,000	948,177
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
Insured: AG
4.25%, due 12/31/38 (b)	500,000	485,185
Michigan Strategic Fund, State of Michigan Department of Transportation, Revenue Bonds
5.00%, due 12/31/43 (b)	1,500,000	1,508,563
Richmond Community Schools, School Building and Site, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/36	750,000	750,674
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/44	2,000,000	2,188,755
Universal Academy, Revenue Bonds
4.00%, due 12/1/40	2,215,000	1,998,394
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue Bonds
Series B, Insured: AG
5.50%, due 12/1/40 (b)	1,595,000	1,723,711
Wayne County Airport Authority, Revenue Bonds
Series B
5.50%, due 12/1/41 (b)	1,000,000	1,097,505
		38,025,605
Minnesota 1.3%
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	280,000	239,235
City of Minneapolis, Unlimited General Obligation
3.00%, due 12/1/33	1,290,000	1,224,533
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/33 (b)	3,000,000	3,257,200
Minnesota Housing Finance Agency, Residential Housing, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
3.50%, due 7/1/50	1,580,000	1,573,835
Series E, Insured: GNMA / FNMA / FHLMC
4.25%, due 1/1/49	1,685,000	1,700,483
Minnesota Housing Finance Agency, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
3.80%, due 7/1/38 (b)	1,785,000	1,654,730
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/56	2,490,000	2,754,044
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,325,000	2,573,044
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,210,000	2,429,847

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
Minnesota Housing Finance Agency, Revenue Bonds
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	$ 975,000	$ 1,064,378
Minnesota Municipal Gas Agency, Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/35	14,770,000	15,131,449
Worthington Independent School District No. 518, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/34	1,210,000	1,132,403
		34,735,181
Mississippi 0.2%
Mississippi Development Bank, Greenwood Leflore Consolidated School District, Revenue Bonds
Insured: BAM
5.00%, due 3/1/38	830,000	876,705
Insured: BAM
5.00%, due 3/1/42	1,380,000	1,424,012
Mississippi Development Bank, Lamar County School District Project, Revenue Bonds
5.25%, due 6/1/44	1,140,000	1,208,138
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	1,000,000	1,053,939
		4,562,794
Missouri 1.8%
City of Poplar Bluff, Eight Points Redevelopment Project, Tax Allocation
Series A
4.50%, due 11/1/35	1,000,000	984,517
City of St. Louis, Airport, Revenue Bonds
Series A, Insured: AG
5.25%, due 7/1/49	1,060,000	1,103,842
County of Phelps, Phelps Health, Revenue Bonds
5.00%, due 12/1/34	1,250,000	1,342,487
5.00%, due 12/1/38	1,825,000	1,905,713
Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Revenue Bonds
Series A
3.00%, due 7/1/41	2,500,000	2,081,399
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
Series C
4.00%, due 2/1/42	4,025,000	3,648,745
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series B
5.00%, due 11/15/38	1,000,000	1,067,984
Series B
5.00%, due 11/15/39	1,000,000	1,059,358
Series B
5.00%, due 11/15/44	1,000,000	1,045,041

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
Series C
5.00%, due 11/15/47	$ 3,070,000	$ 3,084,424
Hickman Mills C-1 School District, Unlimited General Obligation
Series C-1, Insured: BAM
5.75%, due 3/1/42	2,000,000	2,126,983
Lees Summit Industrial Development Authority, John Knox Village, Revenue Bonds
Series B-3
3.60%, due 8/15/48	1,000,000	1,000,314
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.75%, due 5/1/56	2,225,000	2,390,425
Series F, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	5,900,000	6,402,642
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/57	7,000,000	7,741,647
Missouri Housing Development Commission, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 5/1/54	8,250,000	9,121,407
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/40	1,450,000	1,451,485
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	1,500,000	1,391,039
		48,949,452
Montana 0.1%
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (a)
Series A
4.00%, due 10/15/32	650,000	538,965
Series A
4.00%, due 10/15/41	145,000	96,549
Montana Facility Finance Authority, Bozeman Deaconess Health Services Obligated Group, Revenue Bonds
Series B
5.00%, due 6/1/56 (c)	1,000,000	1,086,007
		1,721,521
Nebraska 0.3%
Central Plains Energy Project, Project No. 3, Revenue Bonds
Series A
5.00%, due 9/1/27	1,000,000	1,016,569
Series A
5.00%, due 9/1/29	1,000,000	1,033,426
Central Plains Energy Project, Project No. 5, Revenue Bonds
Series 1
5.00%, due 5/1/53 (c)	2,490,000	2,579,309

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska
Nebraska Investment Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
2.15%, due 3/1/31	$ 1,150,000	$ 1,046,675
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/42	835,000	845,691
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/35	1,500,000	1,174,350
		7,696,020
Nevada 0.2%
City of Sparks, Special Improvement District No. 1, Special Assessment
5.00%, due 6/1/39	425,000	439,126
County of Washoe, Sierra Pacific Power Co., Revenue Bonds
Series G
3.625%, due 3/1/36 (c)	1,000,000	1,000,817
Lyon County School District, Limited General Obligation
Series A, Insured: PSF-GTD
2.40%, due 6/1/35	1,910,000	1,679,364
Reno-Tahoe Airport Authority, Revenue Bonds
Series A
5.25%, due 7/1/39 (b)	725,000	774,664
Sparks Tourism Improvement District No. 1, Legends at Sparks Marina, Revenue Bonds
3.875%, due 6/15/28	515,000	516,583
State of Nevada, Highway Improvement, Revenue Bonds
Series C
3.00%, due 12/1/41	1,000,000	862,415
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/33	500,000	520,531
		5,793,500
New Hampshire 2.4%
New Hampshire Business Finance Authority, Revenue Bonds
(zero coupon), due 12/1/34 (a)	1,000,000	566,055
Series 2
3.625%, due 8/20/39	1,771,804	1,667,441
Series 1, Class A
4.166%, due 1/20/41 (c)	2,606,608	2,496,670
Series 4, Class A
4.182%, due 11/20/39 (c)	5,900,012	5,684,144
Series 2, Class A-1
4.22%, due 11/20/42 (c)	12,148,209	11,528,825
Series 1, Class A-1
4.25%, due 7/20/41 (c)	3,134,491	2,961,019
Series 2
4.25%, due 7/20/41	1,214,120	1,170,318
Series 2, Class A-1
4.40%, due 2/20/43 (c)	6,491,998	6,438,722

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire
New Hampshire Business Finance Authority, Revenue Bonds
Series 3, Class A-1
4.946%, due 2/20/41 (c)	$ 8,454,958	$ 8,465,146
New Hampshire Business Finance Authority, The Astro Sunterra Project, Revenue Bonds
(zero coupon), due 12/15/34 (a)	2,000,000	1,155,540
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (b)	300,000	299,766
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
4.162%, due 10/1/51 (c)	3,551,600	3,391,944
New Hampshire Business Finance Authority, Caldwell Ranch Project, Revenue Bonds
4.875%, due 12/1/33 (a)	1,000,000	996,081
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/31 (a)	685,000	694,217
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/38	175,000	184,101
Series C
5.25%, due 7/1/39	895,000	934,750
Series C
5.25%, due 7/1/40	1,285,000	1,336,238
New Hampshire Business Finance Authority, Valencia Project, Revenue Bonds
5.30%, due 12/1/32 (a)	1,833,000	1,820,629
New Hampshire Business Finance Authority, Woodloands Hills Utility Districts 128A & 129 (The), Revenue Bonds
5.875%, due 12/15/36 (a)	3,450,000	3,454,101
New Hampshire Business Finance Authority, Bridgeland Muds Project, Revenue Bonds
6.125%, due 12/15/33 (a)	1,250,000	1,246,250
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Revenue Bonds
Series C
3.30%, due 6/1/38 (c)	1,045,000	1,046,049
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp., Revenue Bonds (b)
Series B
5.00%, due 11/1/27	500,000	508,573
Series B
5.00%, due 11/1/28	550,000	566,264
New Hampshire Housing Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	865,000	932,195
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	2,800,000	3,120,357
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/56	2,955,000	3,306,697
		65,972,092

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey 1.2%
City of Atlantic City, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/1/42	$ 1,215,000	$ 1,220,107
Hillsdale School District, Unlimited General Obligation
Insured: SCH BD RES FD
2.25%, due 8/15/32	1,375,000	1,246,991
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/30	1,465,000	1,469,140
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/37 (b)	1,500,000	1,513,235
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	215,000	215,296
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien (b)
Series B
4.25%, due 12/1/45	920,000	899,377
Series 1-B
4.50%, due 12/1/45	3,000,000	2,970,769
New Jersey Higher Education Student Assistance Authority, Revenue Bonds (b)
Series A
4.25%, due 12/1/46	4,320,000	4,183,510
Series A
5.00%, due 12/1/34	1,600,000	1,711,350
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	2,250,000	2,263,544
New Jersey Housing & Mortgage Finance Agency, Single-Family Home Mortgage, Revenue Bonds
Series B
3.80%, due 10/1/32 (b)	1,700,000	1,649,320
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
5.00%, due 6/15/42	10,000,000	10,522,947
Series AA
5.25%, due 6/15/43	2,790,000	2,858,043
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.00%, due 1/1/42	1,000,000	1,057,389
		33,781,018
New Mexico 0.3%
City of Farmington, Public Service Co. of New Mexico, Revenue Bonds
Series B
3.875%, due 6/1/40 (c)	1,800,000	1,827,265
Mesa Del Sol Public Improvement District No. 1, Revenue Bonds
Series A
4.35%, due 10/1/36 (a)	750,000	741,645

	Principal Amount	Value
Long-Term Municipal Bonds
New Mexico
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
5.50%, due 3/1/57	$ 2,000,000	$ 2,143,751
Series A, Class I
5.75%, due 3/1/57	1,000,000	1,076,926
New Mexico Mortgage Finance Authority, Revenue Bonds
Series E, Class I, Insured: GNMA / FNMA / FHLMC
5.50%, due 3/1/57 (g)	1,575,000	1,690,442
		7,480,029
New York 4.8%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29 (d)(e)	215,000	142,615
Albany Capital Resource Corp., Medical Center Hospital Project, Revenue Bonds
Series A
5.00%, due 5/1/38	1,000,000	1,084,180
Series A
5.00%, due 5/1/40	1,500,000	1,605,233
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	900,000	901,008
Build NYC Resource Corp., TrIPs Obligated Group, Revenue Bonds
5.50%, due 7/1/42 (b)	1,135,000	1,204,842
City of New York, Unlimited General Obligation
Series C-1, Insured: BAM
5.00%, due 9/1/47	1,500,000	1,558,549
Series G-1
5.25%, due 2/1/45	1,490,000	1,596,025
Series C
5.25%, due 3/1/47	1,000,000	1,051,628
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AG
4.00%, due 2/15/47	540,000	487,426
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/45	2,380,000	2,392,483
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (c)	3,185,000	3,105,349
Metropolitan Transportation Authority, Revenue Bonds
Series B-2
3.00%, due 11/15/39	1,000,000	801,577
Series B
4.00%, due 11/15/36	750,000	741,356
Series A
5.00%, due 11/15/44	4,000,000	4,183,738
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
Series A
4.00%, due 12/1/36	1,800,000	1,727,310

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
4.00%, due 7/1/33	$ 700,000	$ 633,971
New York City Housing Development Corp., Revenue Bonds
Series C, Insured: HUD Sector 8 FNMA
2.40%, due 8/1/40	1,500,000	1,143,540
Series G-2
3.15%, due 5/1/66 (c)	2,725,000	2,685,693
Series F-2
3.40%, due 11/1/64 (c)	1,100,000	1,102,062
Series C-2
3.75%, due 5/1/65 (c)	2,750,000	2,767,644
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(c)
3.40%, due 11/1/62 (c)	410,000	410,013
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series DD-2
5.00%, due 6/15/40	1,000,000	1,019,328
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue Bonds
Series CC
5.00%, due 6/15/46	1,500,000	1,573,490
New York City Transitional Finance Authority, Revenue Bonds
Series F-3
3.25%, due 2/1/42	5,000,000	4,146,577
Series F-1
5.00%, due 2/1/42	3,410,000	3,633,310
Series F-1
5.00%, due 5/1/42	750,000	755,760
Series H-1
5.00%, due 11/1/42	2,500,000	2,652,030
Series A
5.00%, due 11/1/43	2,055,000	2,189,821
Series B
5.00%, due 5/1/46	2,500,000	2,603,684
Series H-1
5.00%, due 11/1/46	1,100,000	1,146,489
Series C
5.25%, due 5/1/48	2,000,000	2,085,174
Series D
5.25%, due 5/1/48	2,750,000	2,878,583
Series C
5.50%, due 5/1/41	2,000,000	2,191,342
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	482,976
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A, Insured: AG-CR
2.75%, due 11/15/41	370,000	284,351

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	$ 1,500,000	$ 1,412,012
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds (a)
Class 1
5.00%, due 11/15/44	2,445,000	2,448,368
Class 2
5.375%, due 11/15/40	2,000,000	2,002,383
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	250,000	206,742
Series E
4.00%, due 3/15/45	1,950,000	1,799,991
Series B
5.00%, due 2/15/40	5,000	5,117
Series B
5.00%, due 2/15/40	1,295,000	1,313,643
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
5.00%, due 10/1/34	1,625,000	1,737,903
Insured: AG
5.00%, due 10/1/39	1,500,000	1,593,635
New York State Dormitory Authority, Sales tax, Revenue Bonds
Series E-3
5.00%, due 3/15/41	1,500,000	1,543,053
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group, Revenue Bonds
Series A, Insured: AG
5.25%, due 7/1/41	1,300,000	1,414,777
Series A, Insured: AG
5.25%, due 7/1/45	600,000	640,751
New York State Dormitory Authority, Iona University, Revenue Bonds
Insured: AG
5.50%, due 7/1/43	1,000,000	1,088,445
New York State Housing Finance Agency, Personal Income Tax, Revenue Bonds
Series A-2
3.35%, due 6/15/54 (c)	1,000,000	1,001,582
New York State Housing Finance Agency, Revenue Bonds (c)
Series D-2, Insured: SONYMA
3.375%, due 5/1/65	6,580,000	6,441,481
Series B-2, Insured: SONYMA HUD Sector 8
3.60%, due 11/1/64	2,000,000	2,003,966
New York State Thruway Authority, Revenue Bonds
Series A
5.00%, due 9/15/44	2,500,000	2,660,406
Series A
5.00%, due 9/15/46	2,605,000	2,742,664
New York Transportation Development Corp., Laguardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
4.00%, due 7/1/33 (b)	1,000,000	981,101

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 1/1/36	$ 1,000,000	$ 986,542
4.375%, due 10/1/45	1,250,000	1,180,707
5.00%, due 1/1/29	1,230,000	1,260,181
5.00%, due 1/1/33	1,550,000	1,578,490
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	4,000,000	3,936,312
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: AG-CR
5.25%, due 6/30/37	1,000,000	1,070,902
Insured: AG
5.50%, due 6/30/38	1,580,000	1,725,875
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
5.50%, due 6/30/41 (b)	1,700,000	1,767,707
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
Series A
5.00%, due 4/1/36 (b)	865,000	884,727
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
5.00%, due 12/1/40	500,000	548,635
Poland Central School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 6/15/34	820,000	672,572
Port Authority of New York & New Jersey, Revenue Bonds
Series 234
5.00%, due 8/1/38 (b)	3,500,000	3,670,130
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 233
2.20%, due 4/1/36	1,540,000	1,269,547
Series 189
3.45%, due 10/1/27 (b)	2,950,000	2,947,187
Series 189
3.50%, due 4/1/28 (b)	2,680,000	2,679,920
Series 189
3.50%, due 10/1/28 (b)	3,465,000	3,461,757
Series 189
3.60%, due 10/1/29 (b)	1,955,000	1,947,699
Town of Colonie, Limited General Obligation
Insured: AG
2.00%, due 3/1/29	985,000	940,253
Town of Plattsburgh, Limited General Obligation
2.00%, due 8/15/34	530,000	434,735
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series A-2, Insured: AG-CR
2.00%, due 5/15/45 (c)	250,000	243,886
Series C
5.25%, due 11/15/40	1,000,000	1,096,445

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A-1
5.00%, due 11/15/43	$ 1,600,000	$ 1,719,828
Westchester County Local Development Corp., Sunrise of Tarrytown Project, Revenue Bonds, Senior Lien
Series A
5.25%, due 12/1/40 (a)	1,285,000	1,278,361
		129,309,575
North Carolina 1.8%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.25%, due 3/1/41	3,760,000	2,777,249
County of Alamance, Unlimited General Obligation
2.00%, due 5/1/35	1,500,000	1,259,131
County of Durham, Unlimited General Obligation
Series B
5.00%, due 10/1/43	2,150,000	2,340,255
County of Gaston, Unlimited General Obligation
5.00%, due 3/1/39	1,250,000	1,374,837
Durham Housing Authority, Sandy Ridge Station, Revenue Bonds
3.20%, due 1/1/44 (c)	4,500,000	4,490,707
Greater Asheville Regional Airport Authority, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/30 (b)	1,500,000	1,593,069
Nash Health Care Systems, Healthcare Facilities, Revenue Bonds
5.50%, due 2/1/44	500,000	535,197
North Carolina Department of Transportation, I-77 Hot Lanes Project, Revenue Bonds
5.00%, due 12/31/37 (b)	1,125,000	1,125,528
North Carolina Housing Finance Agency, Home Owenership, Revenue Bonds
Series 46-A, Insured: GNMA / FNMA / FHLMC
1.90%, due 1/1/33	705,000	598,093
North Carolina Housing Finance Agency, Revenue Bonds
Series 45, Insured: GNMA / FNMA / FHLMC
2.00%, due 7/1/35	1,575,000	1,322,092
Series 43, Insured: GNMA / FNMA / FHLMC
2.625%, due 1/1/35	1,245,000	1,101,984
Series 38-B
3.85%, due 7/1/37	2,510,000	2,387,214
Series 50, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/54	785,000	833,949
Series 54-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	925,000	1,015,683
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds
Series 57-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	3,440,000	3,798,226
Series 60, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/57	1,780,000	1,993,130

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina Medical Care Commission, First Mortgage, Porters Neck Village, Revenue Bonds
Series B-2
3.60%, due 1/1/31	$ 1,500,000	$ 1,490,210
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc., Revenue Bonds
Series B-2
3.625%, due 10/1/30	750,000	749,995
North Carolina Medical Care Commission, EveryAge Obligated Group, Revenue Bonds
Series B
4.00%, due 9/1/34	875,000	880,969
North Carolina Medical Care Commission, Duke University Health System, Revenue Bonds
Series A
5.00%, due 6/1/42	2,320,000	2,431,309
Series B
5.00%, due 6/1/55 (c)	1,530,000	1,622,148
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/30	4,875,000	5,135,840
Series A
5.50%, due 6/1/31	3,250,000	3,452,466
Series A
5.50%, due 6/1/32	3,000,000	3,202,359
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AG
5.00%, due 1/1/36	1,545,000	1,597,390
Insured: AG
5.00%, due 1/1/49	1,000,000	1,013,423
		50,122,453
North Dakota 0.2%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AG-CR
4.00%, due 12/1/37	310,000	298,135
Series A, Insured: AG
5.00%, due 12/1/30	700,000	742,037
Series A, Insured: AG
5.00%, due 12/1/31	650,000	694,436
Series A, Insured: AG
5.00%, due 12/1/32	800,000	860,043
Series A, Insured: AG
5.00%, due 12/1/33	1,000,000	1,080,566
North Dakota Housing Finance Agency, Revenue Bonds
Series D
6.00%, due 7/1/55	960,000	1,048,213
Series C
6.25%, due 1/1/55	925,000	1,016,042
		5,739,472

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio 1.8%
American Municipal Power, Inc., Meldahl Hydroelectric Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 2/15/41	$ 370,000	$ 347,992
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	1,500,000	1,060,793
Series A-2, Class 1
4.00%, due 6/1/37	2,500,000	2,508,940
City of Norwood, Rockwood Exchange Project, Tax Allocation
4.375%, due 12/1/30	510,000	513,043
City of Toledo, Various Purpose Improvement, Limited General Obligation
Insured: AG
5.25%, due 12/1/35	1,000,000	1,087,997
Insured: AG
5.25%, due 12/1/37	750,000	806,996
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
5.375%, due 12/1/37	750,000	776,948
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.25%, due 1/1/42 (b)	3,000,000	3,173,625
County of Hamilton, Christ Hospital (The), Revenue Bonds
Insured: AG
5.25%, due 6/1/43	2,530,000	2,676,082
Forest Hills Local School District, Unlimited General Obligation
5.00%, due 12/1/44	490,000	490,157
JobsOhio Beverage System, Statewide, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/38	9,875,000	10,902,825
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds
Series B
2.50%, due 11/1/42 (b)(c)	1,000,000	962,029
3.50%, due 8/1/34 (c)	2,000,000	1,989,610
Series D
3.70%, due 10/1/28 (b)	2,000,000	2,008,529
Series A
3.75%, due 1/1/29 (b)	1,000,000	1,005,109
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series A
3.25%, due 9/1/29	3,605,000	3,568,246
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds (a)(b)
3.75%, due 1/15/28	320,000	321,775
4.25%, due 1/15/38	1,000,000	979,597
4.50%, due 1/15/48	750,000	704,586
Ohio Housing Finance Agency, Revenue Bonds
Series B
3.00%, due 9/1/39	505,000	427,619

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Ohio Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	$ 1,465,000	$ 1,593,722
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	995,000	1,115,836
Ohio Housing Finance Agency, Marsh Run Homes Project, Revenue Bonds
3.20%, due 1/1/46 (c)	2,500,000	2,501,289
Port of Greater Cincinnati Development Authority, Revenue Bonds, Senior Lien
5.00%, due 3/1/41 (a)	1,860,000	1,822,065
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation
5.00%, due 12/1/44	1,000,000	1,015,213
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AG
5.00%, due 12/31/35 (b)	1,000,000	1,000,673
Summit County Development Finance Authority, PRG - Akron Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/36	360,000	385,081
Series A, Insured: BAM
5.00%, due 7/1/38	990,000	1,043,846
Series A, Insured: BAM
5.00%, due 7/1/45	1,000,000	1,019,542
		47,809,765
Oklahoma 0.3%
Carter County Public Facilities Authority, Carter County Independent School District No. 19 Ardmore, Revenue Bonds
5.00%, due 9/1/32	1,070,000	1,091,446
Oklahoma Housing Finance Agency, Homeownership Loan Program, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	3,430,000	3,796,112
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (a)	1,000,000	934,057
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc. Project, Revenue Bonds
6.25%, due 12/1/35 (b)	1,000,000	1,118,888
		6,940,503
Oregon 1.3%
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 12/1/47	1,000,000	1,036,403
City of Redmond, Airport Expansion Projects, Limited General Obligation (b)
Series A
5.00%, due 6/1/36	1,485,000	1,599,819
Series A
5.25%, due 6/1/42	1,395,000	1,475,738
Clackamas County School District No. 7J, Lake Oswego, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/42	2,650,000	2,866,125

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
Clackamas County School District No. 7J, Lake Oswego, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/44	$ 3,750,000	$ 4,016,190
County of Clackamas, Limited General Obligation
1.875%, due 6/1/39	1,070,000	780,753
Multnomah County School District No. 1J, Portland Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	2,000,000	1,770,144
Oregon State Lottery, Revenue Bonds
Series A
5.00%, due 4/1/38	1,250,000	1,376,043
Port of Portland, Airport, Revenue Bonds (b)
Series 30-A
5.25%, due 7/1/44	8,000,000	8,420,426
Series 29
5.50%, due 7/1/48	500,000	521,572
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	1,000,000	916,797
State of Oregon, Article XI-H Pollution Control, Unlimited General Obligation
Series D
5.00%, due 5/1/40	860,000	936,362
State of Oregon, Articles XI-M, XI-N, XI-P State Projects, Unlimited General Obligation
Series C
5.00%, due 6/1/41	1,750,000	1,894,922
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
5.25%, due 5/1/45	2,500,000	2,712,723
State of Oregon, Veterans Welfare, Unlimited General Obligation
Series I
6.25%, due 6/1/55	1,480,000	1,615,902
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	985,000	1,081,276
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Senior Lien
Series A
3.00%, due 9/1/44	5,000	4,039
Union County Hospital Facility Authority, Grande Ronde Hospital Project, Revenue Bonds
5.00%, due 7/1/47	500,000	478,133
Washington & Clackamas Counties School District No. 23J, Tigard-Tualatin, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/43	2,500,000	2,670,039
		36,173,406
Pennsylvania 2.5%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series B-1
3.90%, due 6/1/30	2,250,000	2,236,652

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Allegheny County Airport Authority, Pittsburgh International Airport, Revenue Bonds (b)
Series A, Insured: AG
5.00%, due 1/1/33	$ 1,480,000	$ 1,592,794
Series A, Insured: AG
5.00%, due 1/1/35	2,500,000	2,711,280
Series A, Insured: AG
5.50%, due 1/1/42	2,000,000	2,132,222
Series A, Insured: AG
5.50%, due 1/1/43	1,500,000	1,594,304
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds
5.00%, due 5/1/32 (a)	220,000	220,925
Allentown Neighborhood Improvement Zone Development Authority, 615 Waterfront Project, Revenue Bonds
6.00%, due 5/1/42 (a)	500,000	523,588
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
5.00%, due 10/1/34 (a)	705,000	725,529
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.25%, due 10/15/47	750,000	657,356
Coatesville School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.25%, due 11/15/37	5,000,000	5,235,700
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	1,000,000	951,398
County of Allegheny, Unlimited General Obligation
Series C-76
5.00%, due 11/1/41	1,000,000	1,005,461
Cumberland Valley School District, Limited General Obligation
Series A, Insured: AG State Aid Withholding
5.00%, due 11/15/44	1,275,000	1,326,253
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds
5.00%, due 10/15/30 (a)	1,000,000	550,000
Doylestown Hospital Authority, Doylestown Hospital Obligated Group, Revenue Bonds
5.00%, due 7/1/31 (a)	250,000	261,318
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/29	250,000	259,204
Northampton County General Purpose Authority, St. Luke's University Health Network, Revenue Bonds
Series A-2
5.00%, due 8/15/34	1,300,000	1,425,169
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A
5.00%, due 12/15/40	1,500,000	1,618,189
Series A
5.00%, due 12/15/42	2,000,000	2,103,405
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
5.25%, due 6/30/36	3,250,000	3,458,648
5.50%, due 6/30/37	250,000	267,187

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
5.50%, due 6/30/38	$ 500,000	$ 531,561
Pennsylvania Higher Education Assistance Agency, Revenue Bonds (b)
Series 1-A
4.25%, due 6/1/47	3,500,000	3,377,913
Series 1-A
5.00%, due 6/1/33	1,000,000	1,054,100
Series 1-A
5.00%, due 6/1/35	1,505,000	1,582,472
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien (b)
Series 1-A
5.00%, due 6/1/29	1,550,000	1,606,582
Series 1-A
5.00%, due 6/1/31	1,900,000	1,994,098
Series 1-A
5.00%, due 6/1/33	1,190,000	1,255,104
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
5.00%, due 8/15/34	1,000,000	1,106,305
Pennsylvania Housing Finance Agency, Single Family Mortgage, Revenue Bonds
Series 137
3.00%, due 10/1/51	4,305,000	4,133,394
Pennsylvania Housing Finance Agency, Darby Townhouses, Revenue Bonds
Insured: FNMA
4.90%, due 6/1/41	500,000	508,611
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 145-A
6.00%, due 10/1/54	855,000	914,753
Series 152-A
6.25%, due 10/1/56	1,000,000	1,104,090
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/47	2,500,000	2,623,648
Series A
5.50%, due 12/1/46	1,155,000	1,158,929
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds
4.50%, due 6/15/29 (a)	300,000	300,887
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (a)	435,000	440,274
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Revenue Bonds
Series A
6.00%, due 6/1/45	1,000,000	1,068,557
Philadelphia Gas Works Co., Revenue Bonds
Series 14
5.00%, due 10/1/30	1,680,000	1,685,346
Philadelphia Housing Authority, PHADC Acquisition Program, Revenue Bonds
Series A
5.00%, due 3/1/37	3,415,000	3,679,325

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Philadelphia Housing Authority, PHADC Acquisition Program, Revenue Bonds
Series A
5.00%, due 3/1/43	$ 3,000,000	$ 3,094,649
Series A
5.25%, due 3/1/40	1,005,000	1,065,883
Series A
5.25%, due 3/1/41	2,000,000	2,103,510
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AG
5.00%, due 9/1/35	1,200,000	1,303,575
		68,550,148
Puerto Rico 3.2%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	6,261,261	4,468,975
(zero coupon), due 11/1/51	19,043,348	13,925,448
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	563,717	559,152
Series A-1
4.00%, due 7/1/41	6,059,081	5,683,903
Series A-1
4.00%, due 7/1/46	710,000	642,665
Series A-1
5.625%, due 7/1/27	4,211,206	4,295,319
Series A-1
5.75%, due 7/1/31	291,000	314,176
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	5,053,877	4,995,830
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
4.00%, due 7/1/42	2,760,000	2,648,934
Series A
4.00%, due 7/1/42	600,000	575,855
Series A
5.00%, due 7/1/33	1,000,000	1,064,175
Series A
5.00%, due 7/1/35	3,000,000	3,121,951
Series A
5.00%, due 7/1/47	1,000,000	1,008,705
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/42	7,685,000	7,375,745
Series B
5.00%, due 7/1/28	1,000,000	1,030,744
Series B
5.00%, due 7/1/29	2,568,000	2,680,550

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series VV, Insured: NATL-RE
5.25%, due 7/1/35	$ 500,000	$ 494,758
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	27,596,000	26,975,173
Series A-1
4.55%, due 7/1/40	4,355,000	4,315,573
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	821,000	802,530
		86,980,161
Rhode Island 1.7%
City of Providence, Unlimited General Obligation
Series A, Insured: AG
3.625%, due 1/15/29	975,000	975,435
Series A, Insured: AG
3.75%, due 1/15/30	2,010,000	2,010,705
Series A, Insured: AG
3.75%, due 1/15/32	1,000,000	1,000,071
Rhode Island Health and Educational Building Corp., Town of Smithfield, Revenue Bonds
Series H, Insured: AG-CR
3.00%, due 5/15/38	1,000,000	856,257
Rhode Island Health and Educational Building Corp., City of Pawtucket, Revenue Bonds
Series B, Insured: BAM
3.00%, due 5/15/39	2,350,000	2,001,483
Rhode Island Health and Educational Building Corp., City of East Providence, Revenue Bonds
Series B, Insured: MUN GOVT GTD
3.625%, due 5/15/32	1,000,000	987,348
Rhode Island Health and Educational Building Corp., Town of Coventry, Revenue Bonds
Series B, Insured: AG MUN GOVT GTD
3.75%, due 5/15/28	400,000	400,109
Series B, Insured: AG MUN GOVT GTD
4.00%, due 5/15/33	1,000,000	1,000,231
Rhode Island Health and Educational Building Corp., Providence Public Building Authority, Revenue Bonds
Series B, Insured: AG State Appropriations
4.00%, due 5/15/30	1,220,000	1,220,607
Rhode Island Health and Educational Building Corp., City of Cranston, Revenue Bonds
Series B, Insured: BAM MUN GOVT GTD
4.00%, due 5/15/30	955,000	955,475
Rhode Island Health and Educational Building Corp., University of Rhode Island, Revenue Bonds
Series A, Insured: BAM
4.00%, due 9/15/42	2,000,000	1,927,809
Rhode Island Health and Educational Building Corp., Higher Education Facility, Revenue Bonds
Series A, Insured: AG
5.00%, due 9/15/30	2,500,000	2,504,033

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Health and Educational Building Corp., Town of Johnston, Revenue Bonds
Series F
5.00%, due 5/15/34	$ 1,045,000	$ 1,131,446
Rhode Island Health and Educational Building Corp., PRG - RI Properties LLC, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/37	375,000	393,342
Series A, Insured: AG
5.00%, due 7/1/45	1,500,000	1,511,940
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series F
5.50%, due 5/15/47	1,500,000	1,579,533
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development, Revenue Bonds
Series 3-B, Insured: FHA
3.40%, due 10/1/29	890,000	887,987
Series A
5.00%, due 10/1/30	195,000	195,414
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds
Series 82-A, Insured: GNMA
3.80%, due 4/1/35	1,420,000	1,404,340
Series 80-A, Insured: GNMA
4.15%, due 10/1/38	1,150,000	1,143,610
Series 79-A, Insured: GNMA
4.40%, due 10/1/38	1,500,000	1,506,017
Series 82-A, Insured: GNMA
5.00%, due 10/1/41	1,215,000	1,272,137
Rhode Island Infrastructure Bank, City of Pawtucket Water Supply Board, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/28	1,730,000	1,732,672
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series A
4.125%, due 12/1/43	1,155,000	1,106,200
Series B
4.125%, due 12/1/43	2,285,000	2,179,818
Series A
4.50%, due 12/1/45	1,000,000	973,711
Series A
5.00%, due 12/1/44	3,205,000	3,172,964
State of Rhode Island, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/31	2,000,000	1,980,297
Series A, Insured: BAM
3.00%, due 5/1/32	2,000,000	1,949,550
State of Rhode Island, Plantations, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/36	1,000,000	907,177
State of Rhode Island, Eleanor Slater Hospital Project, Certificate of Participation
Series B
4.00%, due 11/1/32	1,000,000	1,011,595

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Town of Bristol, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/38	$ 1,200,000	$ 1,067,298
Series A, Insured: BAM
3.50%, due 8/1/31	865,000	866,839
Town of Cumberland, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.625%, due 11/1/31	500,000	500,412
Town of Hopkinton, Unlimited General Obligation
4.375%, due 8/15/31	300,000	299,864
Town of Johnston, Unlimited General Obligation
Series A
3.45%, due 6/1/29	765,000	763,980
Series A
3.70%, due 6/1/33	1,020,000	1,010,355
Town of West Greenwich, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 8/15/26	600,000	599,979
		46,988,040
South Carolina 1.4%
Charleston County Airport District, Revenue Bonds
Series A
5.25%, due 7/1/43 (b)	1,215,000	1,285,450
City of Goose Creek, Carnes Crossroads Improvement District, Special Assessment
5.00%, due 10/1/35 (a)	405,000	417,067
Medical University Hospital Authority, Indian Land Project, Revenue Bonds
Insured: FHA
5.00%, due 5/15/37	1,980,000	2,110,555
Insured: FHA
5.25%, due 11/15/43	2,620,000	2,769,654
Insured: FHA
5.25%, due 11/15/46	2,000,000	2,083,604
Medical University Hospital Authority, Nexton Project, Revenue Bonds
Insured: FHA
5.25%, due 5/15/38	655,000	706,190
Insured: FHA
5.25%, due 11/15/40	1,335,000	1,423,393
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.346%, due 2/1/54	6,000,000	6,227,240
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Foundation, Revenue Bonds
4.00%, due 3/1/62 (c)	1,300,000	1,276,468
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.00%, due 11/15/29	315,000	324,518
5.00%, due 11/15/33	685,000	710,380

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Public Service Authority, Revenue Bonds
Series A
4.00%, due 12/1/39	$ 1,620,000	$ 1,549,992
Series A
4.00%, due 12/1/40	2,500,000	2,374,556
Series A
4.00%, due 12/1/42	1,000,000	943,885
Series A
5.00%, due 12/1/44	1,000,000	1,052,121
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series B, Insured: AG
5.00%, due 12/1/40	2,335,000	2,504,382
Series B
5.00%, due 12/1/43	4,000,000	4,218,547
Series B
5.00%, due 12/1/46	1,500,000	1,560,907
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A, Insured: FNMA
1.68%, due 1/1/37	1,801,209	1,326,515
Series B
2.00%, due 7/1/35	950,000	797,452
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,530,000	1,705,431
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,685,000	1,886,150
		39,254,457
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series C-2
5.00%, due 11/1/51 (c)	2,500,000	2,680,455
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	1,185,000	1,303,929
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	990,000	1,081,217
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	980,000	1,092,075
		6,157,676
Tennessee 2.4%
Chattanooga Health Educational & Housing Facility Board, CDFI Phase I LLC, Revenue Bonds
5.00%, due 10/1/35	820,000	819,976
Chattanooga Health Educational & Housing Facility Board, Erlanger Health Obligated Group, Revenue Bonds
Insured: BAM
5.00%, due 12/1/36	5,555,000	6,058,917

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
County of Knox, Unlimited General Obligation
Series B
2.80%, due 6/1/31	$ 1,000,000	$ 969,363
Knox County Health Educational & Housing Facility Board, Revenue Bonds
4.05%, due 12/1/27 (c)	3,000,000	3,010,399
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Northview Project, Revenue Bonds
Series B
3.60%, due 2/1/45 (c)	8,000,000	8,056,384
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/37	1,000,000	1,090,571
Series B
5.00%, due 7/1/41	5,620,000	5,972,406
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University (The), Revenue Bonds
5.00%, due 10/1/44	3,800,000	4,100,080
5.00%, due 10/1/46	1,500,000	1,598,574
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	3,500,000	3,630,578
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/35	5,000,000	5,390,732
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care, Revenue Bonds (c)
Series B
5.00%, due 9/1/44	2,000,000	2,105,237
Series B
5.00%, due 9/1/49	2,300,000	2,394,014
Tennergy Corp., Revenue Bonds
Series A
4.00%, due 12/1/51 (c)	3,500,000	3,525,991
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
Series A
5.00%, due 11/1/34	8,305,000	8,715,806
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.00%, due 12/1/35	2,740,000	2,847,283
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 4
2.00%, due 7/1/35	860,000	721,904
Series 1
2.05%, due 7/1/36	2,455,000	1,946,047
Tennessee Housing Development Agency, Revenue Bonds
Series 1
3.50%, due 7/1/42	1,400,000	1,238,398
		64,192,660

	Principal Amount	Value
Long-Term Municipal Bonds
Texas 8.6%
Alamito Public Facility Corp., EP Salazar LP, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 8/1/44 (c)	$ 1,000,000	$ 1,000,000
Allen Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/45	2,250,000	2,365,322
Andrews County Hospital District, Limited General Obligation
5.00%, due 3/15/30	1,000,000	1,009,859
Arlington Higher Education Finance Corp., Great Hearts America, Revenue Bonds
Series A
4.25%, due 8/15/34	500,000	487,614
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/41	1,115,000	1,174,652
Austin Community College District, Limited General Obligation
5.00%, due 8/1/39	2,000,000	2,157,838
Bexar Management And Development Corp., Miller's Pond Apartments, Revenue Bonds
Insured: FHA 221(D4)
2.65%, due 3/1/29 (c)	1,600,000	1,583,861
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (b)	1,000,000	1,043,580
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/27	1,900,000	1,876,795
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/34	1,150,000	1,265,558
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A
5.00%, due 8/15/39	1,185,000	1,226,597
Series B
5.00%, due 8/15/42 (c)	1,700,000	1,795,756
City of Amarillo, Limited General Obligation
2.00%, due 2/15/41	1,000,000	693,751
City of Anna, The Woods at Lindsey Place Public Improvement District Area 2-3, Special Assessment
4.25%, due 9/15/35	810,000	810,238
City of Arlington, Special Tax, Special Tax, Senior Lien
Series A, Insured: AG
5.00%, due 2/15/43	250,000	253,286
City of Austin, Airport System, Revenue Bonds (b)
Series B
5.00%, due 11/15/35	1,050,000	1,143,721
Series B
5.00%, due 11/15/37	165,000	177,034
5.00%, due 11/15/39	1,000,000	1,056,996
City of Austin, Water & Wastewater System, Revenue Bonds
5.00%, due 11/15/42	3,400,000	3,654,565

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Bryan, Limited General Obligation
2.00%, due 8/15/32	$ 1,060,000	$ 936,955
City of Celina, The Lakes at Mustang Ranch Public Improvement Distric Major Improvement Area & Phases 2-7 Project, Special Assessment
Insured: AG
5.00%, due 9/1/34	400,000	422,817
Insured: AG
5.00%, due 9/1/35	330,000	347,143
Insured: AG
5.00%, due 9/1/39	700,000	720,983
Insured: AG
5.00%, due 9/1/45	1,750,000	1,764,240
City of College Station, Limited General Obligation
2.00%, due 2/15/36	1,000,000	799,954
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
5.00%, due 7/15/28	1,000,000	1,037,970
5.00%, due 7/15/31	1,000,000	1,072,189
5.00%, due 7/15/32	1,000,000	1,077,453
Insured: AG
5.00%, due 7/15/34	1,000,000	1,093,604
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/27	1,000,000	1,012,443
City of Dallas, Waterworks & Sewer System, Revenue Bonds
Series A
5.00%, due 10/1/41 (g)	5,980,000	6,461,197
City of Fort Worth, Public Improvement District No. 17 Major Improvement Project, Special Assessment (a)
5.00%, due 9/1/32	270,000	261,959
5.125%, due 9/1/37	440,000	423,271
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)
Series A
5.25%, due 8/1/39	850,000	896,170
Series A
5.50%, due 8/1/42	385,000	407,928
City of Greenville, Waterworks & Sewer System, Revenue Bonds
Insured: AG
5.00%, due 2/15/41	1,245,000	1,300,557
City of Gunter, Platinum Ranch Public Improvement District Improvement Area No. 1 Project, Special Assessment
4.75%, due 9/15/36	1,575,000	1,551,039
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series C
2.50%, due 11/15/40	2,000,000	1,498,151
Series A
5.00%, due 11/15/26	1,000,000	1,007,032
City of Houston, Airport System, Revenue Bonds (b)
Series A
5.25%, due 7/1/38	1,400,000	1,523,525

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Houston, Airport System, Revenue Bonds (b)
Series A
5.25%, due 7/1/40	$ 2,000,000	$ 2,134,842
Series A, Insured: AG
5.25%, due 7/1/41	1,000,000	1,054,187
Series A
5.25%, due 7/1/41	2,000,000	2,131,172
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (b)	1,000,000	1,065,941
City of Kyle, 6 Creeks Public Improvement District Improvement Area No. 1 Project, Special Assessment
3.00%, due 9/1/30 (a)	625,000	582,605
City of Lavon, Elevon Public Improvement District Improvement Area No. 3-5, Special Assessment
5.375%, due 9/15/45	500,000	504,104
City of Lavon, Trails of Lavon Public Improvement District Projects, Special Assessment
5.75%, due 9/15/45 (a)	875,000	908,553
City of Mclendon-Chisholm, Sonoma Verde North Public Improvement District Zone A Improvement Area No. 1 Project, Special Assessment
4.50%, due 9/15/36 (g)	620,000	611,453
City of Mesquite, Solterra Public Improvement District Improvement Area A-2-A-4, Special Assessment
4.375%, due 9/1/35	1,050,000	1,037,391
City of Mesquite, Solterra Public Improvement District Improvement Area C-4, Special Assessment
5.25%, due 9/1/45	625,000	623,786
City of Mesquite, Solterra Public Improvement District Improvement Area A-2 & A-4, Special Assessment
5.50%, due 9/1/45	1,050,000	1,059,215
City of Oak Point, 720 Public Improvement District Area No. 2-5, Special Assessment
4.60%, due 9/15/36	690,000	677,794
City of Princeton, Whitewing Trails Public Improvement Distric No. 2 Improvement Areas No. 3A-3C Project, Special Assessment
4.35%, due 9/1/36	675,000	665,893
City of Rowlett, Bayside Public Improvement District North Improvement Area Project, Special Assessment
5.75%, due 9/15/36	169,000	169,052
City of Royse City, Waterscape Annex Public Improvement District Project, Special Assessment
5.20%, due 9/15/46 (a)	600,000	597,011
City of San Antonio, Airport System, Revenue Bonds (b)(g)
5.25%, due 7/1/43	2,500,000	2,673,797
5.25%, due 7/1/44	3,250,000	3,457,311
5.25%, due 7/1/47	1,250,000	1,304,765
5.25%, due 7/1/48	1,300,000	1,349,698
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation
Insured: AG
4.00%, due 9/1/43	1,615,000	1,499,636
County of Denton, Green Meadows Public Improvement District Area No. 1, Special Assessment
4.50%, due 12/31/35 (a)	1,000,000	1,014,774
County of Harris, Limited General Obligation
Series B
5.00%, due 9/15/48 (g)	1,500,000	1,552,999
County of Hays, LA CIMA Public Improvement Distric Major Improvement Project, Special Assessment
4.50%, due 9/15/35 (a)	500,000	496,932

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
County of Medina, Viera Public Improvement District No. 1 Improvement Area No. 1 Project, Special Assessment
4.125%, due 9/1/36	$ 750,000	$ 723,397
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.25%, due 2/15/41	2,000,000	1,459,835
Dallas Fort Worth International Airport, Revenue Bonds
Series B
5.00%, due 11/1/36	1,000,000	1,079,711
Series A-1
5.25%, due 11/1/40 (b)	7,500,000	8,010,059
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/42	1,500,000	1,027,791
Del Valle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 6/15/39	2,000,000	1,484,913
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/37	4,000,000	4,058,107
El Paso County Hospital District, Limited General Obligation
5.00%, due 8/15/28	1,000,000	1,012,953
El Paso County Hospital District, Revenue Bonds
Insured: BAM
5.00%, due 2/15/34	780,000	850,082
Forney Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/39	625,000	677,719
Insured: PSF-GTD
5.25%, due 8/15/42	750,000	813,489
Fort Bend County Municipal Utility District No. 142, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/39	1,630,000	1,275,233
Fort Bend County Municipal Utility District No. 167, Unlimited General Obligation
Insured: AG
3.00%, due 9/1/32	215,000	199,055
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (c)	2,130,000	2,150,183
FW Chaparral PFC, Chaparral Ranch Project, Revenue Bonds
4.00%, due 10/1/35	2,970,000	2,864,599
FW Ramble Public Facility Corp., Ramble & Rose Project, Revenue Bonds
4.00%, due 10/1/35	1,500,000	1,418,886
Grant Road Public Utility District, Unlimited General Obligation
Series A, Insured: BAM
3.375%, due 10/1/34	300,000	278,403
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/34	3,720,000	4,091,403

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 4/1/27	$ 300,000	$ 308,548
Harris County Municipal Utility District No. 449, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/37	390,000	307,015
Harris County Municipal Utility District No. 468, Unlimited General Obligation
Insured: NATL-RE
3.00%, due 9/1/38	170,000	139,729
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Series A, Insured: AG
6.50%, due 9/1/29	800,000	842,398
Harris County Toll Road, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/43	2,290,000	2,322,696
Harris County Water Control & Improvement District No. 159, Unlimited General Obligation
Insured: BAM
6.375%, due 9/1/30	1,665,000	1,771,805
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	750,000	333,715
Hays Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/41	2,300,000	2,461,024
Headwaters Municipal Utility, Unlimited General Obligation
Series A, Insured: AG
6.00%, due 8/15/29	3,195,000	3,334,978
Irving Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/38	3,000,000	3,216,014
Leander Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/16/30	2,560,000	2,203,795
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/35	2,000,000	1,413,247
Lewisville Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	945,071
Lovejoy Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/39	1,000,000	747,211
Magnolia Pointe Municipal Utility District No. 1, Unlimited General Obligation
Insured: AG
2.375%, due 9/1/42	1,515,000	1,085,664
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	1,500,000	1,461,682
4.25%, due 5/1/30 (b)	1,500,000	1,537,775

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Montgomery County Municipal Utility District No. 119, Road, Unlimited General Obligation
Insured: NATL-RE
3.625%, due 4/1/37	$ 400,000	$ 369,945
Nederland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/37	780,000	676,799
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (a)
4.00%, due 8/15/27	520,000	518,075
Series A
4.00%, due 8/15/34	1,205,000	1,125,114
Series A
4.50%, due 8/15/44	2,590,000	2,316,086
New Hope Cultural Education Facilities Finance Corp., Bella Vida Forefront Living Program, Revenue Bonds
Series B-3
4.25%, due 10/1/30	1,000,000	1,000,044
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
5.00%, due 11/1/31	630,000	668,501
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas, Revenue Bonds
Series A
5.00%, due 8/15/36	1,300,000	1,428,492
Series A
5.00%, due 8/15/37	2,500,000	2,726,663
Series A
5.00%, due 8/15/38	1,000,000	1,082,879
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
5.00%, due 12/1/49	250,000	237,058
North Central Texas Housing Finance Corp., Revenue Bonds
Series A, Insured: GNMA
5.25%, due 7/1/57	1,000,000	1,062,389
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, Revenue Bonds
3.00%, due 6/1/44	2,000,000	1,589,536
North Texas Municipal Water District, Water System, Revenue Bonds
5.00%, due 9/1/31	2,000,000	2,181,515
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
3.00%, due 1/1/38	1,000,000	878,336
Pecos Barstow Toyah Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/39	515,000	515,463
Insured: PSF-GTD
5.00%, due 2/15/41	1,500,000	1,501,348
Sabine-Neches Navigation District, Waterway Project, Limited General Obligation
5.25%, due 2/15/39	1,500,000	1,583,657
Sherman Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/38	1,675,000	1,831,935

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Sienna Municipal Utility District No. 10, Unlimited General Obligation
Insured: AG
3.45%, due 4/1/35	$ 310,000	$ 289,384
State of Texas, College Student Loan, Unlimited General Obligation (b)
4.00%, due 8/1/30	5,000,000	5,001,635
4.00%, due 8/1/31	3,000,000	3,000,718
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/35	5,000,000	5,089,861
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Revenue Bonds
Series E
5.00%, due 11/15/41	3,200,000	3,413,089
Series E
5.00%, due 11/15/42	2,900,000	3,080,050
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Group, Revenue Bonds
Series C-1
5.00%, due 11/15/51 (c)	2,750,000	2,969,964
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Revenue Bonds
Series C
5.00%, due 11/15/64 (c)	10,500,000	11,398,803
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
5.75%, due 1/1/56	2,765,000	2,989,680
Series B, Insured: GNMA
6.00%, due 1/1/57	1,550,000	1,716,524
Series D-2, Insured: GNMA
6.25%, due 1/1/56	2,705,000	2,984,948
Texas Municipal Gas Acquisition & Supply Corp., Revenue Bonds
Series A
5.25%, due 3/1/37	2,140,000	2,252,057
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.281%, due 9/15/27	430,000	430,689
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/27	1,315,000	1,345,132
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (c)	5,500,000	5,772,197
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/34	2,585,000	2,679,683
5.00%, due 4/1/36	4,220,000	4,359,635
5.00%, due 1/1/55 (c)	7,100,000	7,363,404
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.125%, due 12/31/35	1,440,000	1,503,704
5.50%, due 6/30/40	2,460,000	2,561,716
5.50%, due 6/30/41	1,500,000	1,554,408

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Town of Trophy Club, Public Improvement District No. 1, Special Assessment
5.00%, due 9/1/32	$ 400,000	$ 423,680
Travis County Development Authority, Longview 71 Public Improvement District Improvement Area No. 1 Project, Special Assessment
5.00%, due 9/1/44 (a)	600,000	610,368
Travis County Housing Finance Corp., Agave East Apartments, Revenue Bonds
Series A-1, Insured: FNMA
2.35%, due 7/1/42	989,708	701,464
Verandah Municipal Utility District, Unlimited General Obligation
Insured: AG
2.625%, due 9/1/40	315,000	237,418
West Memorial Municipal Utility District, Unlimited General Obligation
Insured: AG
3.15%, due 9/1/34	195,000	178,057
		232,676,802
U.S. Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	860,000	861,814
Series A
5.00%, due 10/1/30	2,460,000	2,556,599
Series A
5.00%, due 10/1/39	1,305,000	1,340,153
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AG-CR
5.00%, due 10/1/30	100,000	100,872
		4,859,438
Utah 2.8%
Black Ridge Infrastructure Financing District, Assessment Area, Special Assessment
5.50%, due 12/1/40	1,788,083	1,796,369
Canyons School District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
1.50%, due 6/15/34	2,000,000	1,623,486
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/33	5,640,000	6,112,431
Series A
5.00%, due 7/1/38	1,500,000	1,524,806
Series A
5.00%, due 7/1/42	2,870,000	2,885,150
Series A
5.25%, due 7/1/43	2,000,000	2,097,317
Copper Rim Infrastructure Financing District, Assessment Area, Special Assessment
6.125%, due 12/1/54 (a)	1,190,000	1,219,476
County of Iron, Sales Tax, Revenue Bonds
5.00%, due 10/1/49	2,925,000	3,018,612

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
County of Utah, Intermountain Healthcare, Inc., Revenue Bonds
Series B
5.00%, due 5/15/46	$ 1,390,000	$ 1,390,402
Downtown Daybreak Public Infrastructure District No. 1, South Station Housing and Transit Reinvestment Zone, Tax Allocation
5.00%, due 3/1/41 (a)	1,200,000	1,204,042
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.00%, due 6/1/37	1,770,000	1,859,499
Series A, Insured: AG
5.25%, due 6/1/43	2,300,000	2,484,360
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.00%, due 6/1/38	1,300,000	1,403,867
Series B, Insured: AG
5.25%, due 6/1/45	500,000	536,546
Emery County School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.00%, due 6/15/35	1,000,000	806,404
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/36	3,395,000	3,651,418
Series A
5.00%, due 7/1/41	900,000	938,221
Series A
5.00%, due 7/1/42	750,000	785,341
Series A
5.00%, due 7/1/43	500,000	519,819
Series A
5.00%, due 7/1/43	2,000,000	2,101,179
Jordan School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/37	1,315,000	1,079,404
Mida Mountain Village Public Infrastructure District, Tax Allocation (a)
Series 2
(zero coupon), due 6/1/43 (f)	1,000,000	779,251
Series 1
5.25%, due 6/1/45	1,000,000	1,014,202
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/41	2,000,000	1,873,856
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds
Series A-1
5.875%, due 3/1/45	1,000,000	1,041,912
Salt Lake City School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 3/1/39	2,000,000	1,773,065
Skyfall Infrastructure Financing District, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/36 (a)	2,750,000	2,742,179

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (a)	$ 500,000	$ 475,132
Utah Charter School Finance Authority, Mountain West Montessori Academy, Inc., Revenue Bonds
Series A
3.125%, due 6/15/29 (a)	570,000	548,419
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/40	250,000	234,957
Utah Charter School Finance Authority, Syracuse Arts Academy Project, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	670,000	716,713
Insured: UT CSCE
5.00%, due 4/15/41	780,000	809,273
Insured: UT CSCE
5.00%, due 4/15/46	1,250,000	1,265,908
Utah Housing Corp., Barcelona Properties LLC, Revenue Bonds
Insured: FHLMC
3.40%, due 7/1/30	2,900,000	2,890,421
Utah Housing Corp., Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	1,375,000	1,513,202
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/54	2,285,000	2,469,847
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,410,000	1,549,697
Series E, Insured: GNMA / FNMA / FHLMC
6.75%, due 7/1/55	1,865,000	2,106,117
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/31	500,000	494,170
4.00%, due 10/15/33	425,000	412,952
4.00%, due 10/15/33	500,000	488,837
4.00%, due 10/15/35	700,000	671,669
4.00%, due 10/15/36	1,000,000	950,625
4.00%, due 10/15/38	1,440,000	1,342,896
4.00%, due 10/15/39	700,000	645,255
4.00%, due 10/15/42	975,000	883,717
Series A
5.00%, due 10/15/28	460,000	464,348
Series A
5.375%, due 10/15/40	1,150,000	1,152,467
5.50%, due 10/15/33	935,000	1,020,474
Utah Infrastructure Agency, Revenue Bonds
Series A
5.25%, due 10/15/33	1,565,000	1,571,120
Utah Transit Authority, Revenue Bonds
5.00%, due 12/15/42	2,000,000	2,160,050

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	$ 993,605	$ 1,024,484
		76,125,364
Vermont 0.0% ‡
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
5.00%, due 5/1/27	200,000	201,898
Series A
5.00%, due 5/1/47	305,000	295,895
		497,793
Virginia 0.6%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
Insured: AG
5.00%, due 7/1/41	1,000,000	1,000,217
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.75%, due 7/15/35	3,000,000	2,409,446
Halifax County Industrial Development Authority, Virginia Electric and Power Co., Revenue Bonds
Series A
3.80%, due 12/1/41 (c)	1,000,000	1,006,582
Isle Wight County Industrial Development Authority, Riverside Healthcare Association Obligated Group, Revenue Bonds
Insured: AG
5.25%, due 7/1/48	1,500,000	1,545,952
Virginia Housing Development Authority, Revenue Bonds
Series E
2.10%, due 7/1/35	550,000	443,271
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 1/1/36	2,395,000	2,486,863
5.00%, due 7/1/37	1,000,000	1,031,879
Virginia Small Business Financing Authority, Hampton University, Revenue Bonds
5.00%, due 10/1/36	2,500,000	2,669,155
Williamsburg Economic Development Authority, William & Mary Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 7/1/42	1,000,000	963,634
Winchester Economic Development Authority, Valley Health System, Revenue Bonds
Series A
5.00%, due 1/1/28	1,100,000	1,133,992
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
3.125%, due 10/1/40 (c)	1,500,000	1,489,404
		16,180,395
Washington 1.4%
Alderwood Water & Wastewater District, Revenue Bonds
Series A
2.00%, due 12/1/35	1,695,000	1,400,843

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
2.39%, due 1/1/40	$ 655,000	$ 652,965
King County Housing Authority, Revenue Bonds
5.375%, due 7/1/45	2,000,000	2,090,539
Klickitat & Skamania Counties School District No. 405-17, White Salmon Valley, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 12/1/43 (g)	3,870,000	4,137,571
Port of Seattle, Revenue Bonds
Series B
5.50%, due 8/1/47 (b)	3,500,000	3,674,632
Port of Tacoma, Revenue Bonds
Series B
5.00%, due 12/1/43 (b)	925,000	925,910
Skagit County Public Hospital District No. 1, Revenue Bonds
5.50%, due 12/1/38	450,000	477,058
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2021A
5.00%, due 6/1/38	1,000,000	1,049,906
State of Washington, Various Purpose, Unlimited General Obligation
Series D
5.00%, due 2/1/40	5,000,000	5,037,524
University of Washington, Revenue Bonds
Series C
3.125%, due 7/1/42	2,000,000	1,628,778
Washington Health Care Facilities Authority, Overlake Hospital Medical Center, Revenue Bonds
Series A
4.00%, due 7/1/42	1,500,000	1,355,351
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.00%, due 9/1/44	2,000,000	2,061,833
Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds
Series B-2, Insured: AG
5.00%, due 8/15/55 (c)	1,000,000	1,052,821
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 7/1/36	1,000,000	996,058
Washington State Housing Finance Commission, Heron's Key Phase II Project, Revenue Bonds
Series B-3
2.85%, due 7/1/30	500,000	496,870
Series B-2
3.00%, due 7/1/31	500,000	495,949
Washington State Housing Finance Commission, Revenue Bonds
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.05%, due 12/1/41	1,000,000	843,037
Series 1, Class A-1
4.08%, due 11/20/41 (c)	4,953,866	4,664,534

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.221%, due 3/1/50 (c)	$ 1,723,629	$ 1,644,982
Washington State Housing Finance Commission, Blakeley and Laurel Villages Project, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/39 (a)	1,500,000	1,564,366
Washington State Housing Finance Commission, Blakeley & Laurel Villages Portfolio, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/45 (a)	1,645,000	1,669,972
		37,921,499
West Virginia 0.8%
City of Wheeling, Waterworks & Sewerage System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 6/1/42	700,000	737,173
Series B, Insured: BAM
5.00%, due 6/1/43	500,000	524,512
Series B, Insured: BAM
5.00%, due 6/1/45	735,000	764,332
County of Ohio, Fort Henry Economic Opportunity Development District, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/38	775,000	829,059
Series A, Insured: AG
5.00%, due 6/1/39	775,000	822,504
Series A, Insured: AG
5.00%, due 6/1/40	500,000	527,931
Series A, Insured: AG
5.25%, due 6/1/45	1,000,000	1,055,710
Monongalia County Commission Excise Tax District, Revenue Bonds
Series B
4.875%, due 6/1/43 (a)	1,230,000	1,235,159
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.75%, due 6/1/43 (a)	1,000,000	1,007,744
West Virginia Economic Development Authority, Appalachian Power Co., Revenue Bonds
Series A
3.375%, due 3/1/40 (c)	1,000,000	1,001,246
West Virginia Hospital Finance Authority, West Virginia United Health System Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/38	1,550,000	1,656,328
Series A
5.00%, due 6/1/39	2,000,000	2,119,805
Series A
5.00%, due 6/1/40	1,700,000	1,792,403
Series A
5.25%, due 6/1/43	2,000,000	2,114,851
Series A
5.25%, due 6/1/45	1,750,000	1,825,297

	Principal Amount	Value
Long-Term Municipal Bonds
West Virginia
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Revenue Bonds
Series A
5.00%, due 9/1/39	$ 1,125,000	$ 1,130,478
West Virginia Hospital Finance Authority, Revenue Bonds
Series B
5.00%, due 6/1/55 (c)	1,300,000	1,386,976
West Virginia Hospital Finance Authority, Vandalia Health Group, Revenue Bonds
Series B, Insured: AG
5.125%, due 9/1/42	1,250,000	1,318,704
West Virginia Housing Development Fund, Revenue Bonds
Series A
3.65%, due 11/1/33	1,095,000	1,083,241
		22,933,453
Wisconsin 2.2%
City of Milwaukee, Unlimited General Obligation
Series N-2, Insured: AG
5.00%, due 12/1/39	3,830,000	4,048,088
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	6,627,417	6,766,176
Hudson School District, Unlimited General Obligation
2.25%, due 3/1/27	500,000	497,168
Public Finance Authority, Creekhaven, Wildrye & Furst Ranch Projects, Revenue Bonds
(zero coupon), due 12/15/36 (a)	7,890,000	4,024,556
Public Finance Authority, Willow Spring Project, Revenue Bonds
(zero coupon), due 12/15/39 (a)	3,000,000	1,214,912
Public Finance Authority, Cole Ranch Project, Revenue Bonds
(zero coupon), due 12/15/40 (a)	1,000,000	338,945
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (a)	960,000	931,476
Public Finance Authority, Pinecrest Academy of Nevada, Revenue Bonds (a)
Series A
4.00%, due 7/15/34	200,000	195,013
Series A
4.00%, due 7/15/39	250,000	230,281
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	2,225,000	2,123,242
Public Finance Authority, Revenue Bonds
Series 1, Class A-1
4.157%, due 1/20/41 (c)	6,486,545	5,947,421
Public Finance Authority, WFCS Holdings LLC, Revenue Bonds
Series A-1
4.50%, due 1/1/35 (a)	1,930,000	1,865,651
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/28	335,000	345,263

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/34	$ 250,000	$ 257,542
Public Finance Authority, Million Air Two LLC General Aviation Facilities Project, Revenue Bonds (a)(b)(g)
Series A
5.00%, due 6/1/31	500,000	509,551
Series A
5.00%, due 6/1/36	400,000	400,231
Public Finance Authority, Campus Real Estate Holding Corp. LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/35	1,250,000	1,295,579
Public Finance Authority, Astro Texas Land Projects, Revenue Bonds
5.00%, due 12/15/36 (a)	491,130	482,107
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/15/38	355,000	381,113
Series A
5.25%, due 6/15/45	250,000	263,419
Public Finance Authority, Systima Capital Management LLC, Revenue Bonds
Series 1, Class A-1
5.40%, due 6/20/44 (c)	1,249,467	1,287,209
Public Finance Authority, Nolina & Sorella Projects, Revenue Bonds
5.50%, due 12/15/32 (a)	679,374	679,144
Public Finance Authority, The Meadows Project, Revenue Bonds
5.75%, due 12/15/33 (a)	1,900,000	1,883,790
Public Finance Authority, Legacy Hills Project, Revenue Bonds
6.00%, due 11/15/45 (a)	2,490,000	2,471,090
Wisconsin Center District, Revenue Bonds, Junior Lien
Series D, Insured: AG Moral Obligation
(zero coupon), due 12/15/37	2,220,000	1,361,675
Wisconsin Health & Educational Facilities Authority, Milwaukee Science Education Consortium, Inc. (The), Revenue Bonds
Series A
4.50%, due 3/15/33	330,000	321,051
Wisconsin Health & Educational Facilities Authority, Benevolent Corp. Cedar Community, Revenue Bonds
5.00%, due 6/1/31	280,000	293,175
5.00%, due 6/1/33	410,000	431,972
5.00%, due 6/1/35	400,000	421,843
Wisconsin Health & Educational Facilities Authority, Milwaukee Regional Medical Center (The), Revenue Bonds
5.00%, due 4/1/37	1,150,000	1,177,200
Wisconsin Housing & Economic Development Authority, Home Ownership, Revenue Bonds
Series A
3.00%, due 3/1/52	2,230,000	2,190,872
Series A, Insured: GNMA / FNMA / FHLMC
3.625%, due 3/1/34	1,500,000	1,482,728
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 9/1/54	870,000	928,928

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Wisconsin Housing & Economic Development Authority, Housing, Revenue Bonds
Series B
3.10%, due 11/1/56 (c)	$ 2,500,000	$ 2,493,511
Wisconsin Housing & Economic Development Authority, Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
4.25%, due 9/1/44	700,000	675,318
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	3,000,000	3,170,489
Wisconsin Housing & Economic Development Authority, New Hampton Apartment LLC, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 12/1/27 (c)	3,500,000	3,522,755
Wisconsin Housing & Economic Development Authority Home Ownership, Revenue Bonds
Series C, Insured: FNMA
2.50%, due 9/1/34	3,000,000	2,585,612
		59,496,096
Wyoming 0.2%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,880,000	1,679,392
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AG-CR
5.00%, due 6/15/28	3,000,000	3,113,168
Wyoming Community Development Authority, Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
4.30%, due 12/1/40	1,000,000	980,954
		5,773,514
Total Long-Term Municipal Bonds (Cost $2,620,889,226)		2,626,258,251
Short-Term Municipal Notes 3.3%
Georgia 0.9%
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds
Series 1
3.05%, due 11/1/52 (h)	11,000,000	11,000,000
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds, First Series
Series 1
3.10%, due 7/1/49 (h)	13,335,000	13,335,000
		24,335,000
Kentucky 0.4%
Kentucky Bond Development Corp., Baptist Healthcare System Obligated Group, Revenue Bonds
Series B
3.10%, due 8/15/55 (h)	10,000,000	10,000,000

	Principal Amount	Value
Short-Term Municipal Notes
New Hampshire 0.2%
New Hampshire Business Finance Authority, Novant Health Obligated Group, Revenue Bonds
Series B
3.05%, due 11/1/64 (h)	$ 7,000,000	$ 7,000,000
New York 0.6%
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series E-1
3.05%, due 11/15/50 (h)	16,000,000	16,000,000
Ohio 0.3%
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series E
3.00%, due 1/1/52 (h)	10,000,000	10,000,000
Pennsylvania 0.4%
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-2
3.00%, due 11/1/61 (h)	10,000,000	10,000,000
Texas 0.5%
San Antonio Water System, Revenue Bonds, Sub. Lien
Series A
3.10%, due 5/1/54 (h)	11,000,000	11,000,000
State of Texas, Veterans Land Board, Unlimited General Obligation
Series A
2.25%, due 6/1/57 (h)	2,500,000	2,500,000
		13,500,000
Total Short-Term Municipal Notes (Cost $90,834,751)		90,835,000
Total Municipal Bonds (Cost $2,711,723,977)		2,717,093,251

	Shares
Short-Term Investment 1.0%
Unaffiliated Investment Company 1.0%
BNY Dreyfus Government Cash Management - Institutional Shares, 3.552% (i)	27,929,907	27,929,907
Total Short-Term Investment (Cost $27,929,907)		27,929,907
Total Investments (Cost $2,739,653,884)	100.9%	2,745,023,158
Other Assets, Less Liabilities	(0.9)	(25,458,739)
Net Assets	100.0%	$ 2,719,564,419

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.
(g)	Delayed delivery security.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of July 31, 2026.
Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(575)	September 2026	$ (63,606,574)	$ (62,279,688)	$ 1,326,886

1.	As of July 31, 2026, cash in the amount of $2,127,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed

Q-SBLF—Qualified School Board Loan Fund
SCH BD RES FD—School Board Reserve Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
UT CSCE—Utah Charter School Credit Enhancement Program
VRD—Variable Rate Demand
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 2,626,258,251	$ —	$ 2,626,258,251
Short-Term Municipal Notes	—	90,835,000	—	90,835,000
Total Municipal Bonds	—	2,717,093,251	—	2,717,093,251
Short-Term Investment
Unaffiliated Investment Company	27,929,907	—	—	27,929,907
Total Investments in Securities	27,929,907	2,717,093,251	—	2,745,023,158
Other Financial Instruments
Futures Contracts (b)	1,326,886	—	—	1,326,886
Total Investments in Securities and Other Financial Instruments	$ 29,256,793	$ 2,717,093,251	$ —	$ 2,746,350,044

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM MacKay Total Return Bond Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.8%
Asset-Backed Securities 9.3%
Automobile Asset-Backed Securities 2.7%
Ally Bank Auto Credit-Linked Notes (a)
Series 2025-B, Class F
6.942%, due 9/15/33	$ 878,933	$ 878,385
Series 2025-A, Class G
10.219%, due 6/15/33	575,978	581,835
American Credit Acceptance Receivables Trust (a)
Series 2026-2, Class D
5.18%, due 6/8/32	1,530,000	1,514,235
Series 2026-3, Class D
5.49%, due 3/8/33	1,505,000	1,503,852
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class E
6.63%, due 2/15/33 (a)	1,345,000	1,328,781
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	1,180,000	1,172,398
Exeter Automobile Receivables Trust (a)
Series 2022-2A, Class E
6.34%, due 10/15/29	1,295,000	1,261,063
Series 2025-4A, Class E
6.99%, due 4/15/33	1,600,000	1,591,344
Flagship Credit Auto Trust (a)
Series 2021-3, Class E
3.32%, due 12/15/28	1,115,000	961,602
Series 2021-4, Class E
4.03%, due 3/15/29	515,000	314,581
Series 2022-2, Class D
5.80%, due 4/17/28	1,810,000	1,525,949
Ford Credit Auto Owner Trust
Series 2023-1, Class D
6.26%, due 8/15/35 (a)	755,000	764,449
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class E
8.35%, due 10/15/29 (a)	665,000	682,988
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,045,833	1,037,839
Huntington Bank Auto Credit-Linked Notes (a)(b)
Series 2025-2, Class E
10.221% (SOFR 30A + 6.60%), due 9/20/33	664,421	464,410
Series 2024-2, Class E
11.121% (SOFR 30A + 7.50%), due 10/20/32	731,570	720,862
Series 2026-1, Class E
12.271% (SOFR 30A + 8.65%), due 2/20/34	652,207	652,191

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Santander Drive Auto Receivables Trust
Series 2025-1, Class D
5.43%, due 3/17/31	$ 610,000	$ 614,239
		17,571,003
Home Equity Asset-Backed Security 0.2%
J.P. Morgan Mortgage Trust
Series 2026-ACES1, Class M1
5.609%, due 4/25/66 (a)(c)	1,595,000	1,565,134
Other Asset-Backed Securities 6.4%
720 East CLO IV Ltd.
Series 2024-1A, Class D1R
6.572% (3 Month SOFR + 2.90%), due 7/15/39 (a)(b)	600,000	598,226
AGL CLO 26 Ltd.
Series 2023-26A, Class D1R
6.634% (3 Month SOFR + 2.90%), due 10/21/38 (a)(b)	600,000	596,011
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	910,472	855,084
Series 2016-2, Class A
3.65%, due 6/15/28	1,124,000	1,086,628
Series 2019-1, Class B
3.85%, due 2/15/28	543,831	532,891
Antares CLO Ltd.
Series 2026-1A, Class B
5.479% (3 Month SOFR + 1.75%), due 4/20/39 (a)(b)	800,000	794,889
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.479% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	400,000	400,014
Arini US CLO VII Ltd.
Series 7A, Class D
6.351% (3 Month SOFR + 2.60%), due 7/15/39 (a)(b)	650,000	649,878
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.684% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	350,000	339,639
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.94% (SOFR + 1.28%), due 4/11/48 (a)(b)	995,047	996,115
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1, Class D
6.366% (SOFR 30A + 2.75%), due 6/25/47 (a)(b)	1,445,493	1,470,998
BCC Middle Market CLO LLC (a)(b)
Series 2025-1A, Class A1
5.37% (3 Month SOFR + 1.62%), due 7/17/37	610,000	608,611
Series 2023-1A, Class DR
6.979% (3 Month SOFR + 3.25%), due 7/20/37	600,000	594,790

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	$ 1,427,493	$ 1,294,196
BXDL Static CLO LLC
Series 2025-1A, Class A1
5.029% (3 Month SOFR + 1.30%), due 7/20/35 (a)(b)	598,805	598,565
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1
1.53%, due 3/15/61 (a)	695,558	543,621
DataBank Issuer II LLC
Series 2025-1A, Class A2
5.18%, due 9/27/55 (a)	505,000	486,207
Dell Equipment Finance Trust
Series 2026-1A, Class D
5.19%, due 11/22/32 (a)	1,040,000	1,033,080
Diameter Capital CLO 5 Ltd.
Series 2023-5A, Class A1R
4.993% (3 Month SOFR + 1.24%), due 1/15/39 (a)(b)	725,000	723,894
Flexential Issuer LLC
Series 2025-1A, Class C
8.54%, due 10/25/60 (a)	1,495,000	1,472,061
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.304% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	450,000	448,651
Golub Capital CLO 86B Ltd.
Series 2026-86A, Class C
5.358% (3 Month SOFR + 1.70%), due 1/25/39 (a)(b)	500,000	499,011
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
5.848% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	600,000	597,062
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.114% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	930,000	925,092
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	505,000	508,284
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.353% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	350,000	350,172
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	761,220	669,489
Kinetic ABS Issuer LLC (a)
Series 2026-1A, Class A2
5.219%, due 2/25/56	1,285,000	1,258,873
Series 2026-1A, Class B
5.561%, due 2/25/56	500,000	489,977

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Kohlberg Credit CLO LLC
Series 2026-1A, Class A
5.206% (3 Month SOFR + 1.48%), due 4/15/38 (a)(b)	$ 1,000,000	$ 992,564
Magnetite 50 Ltd.
Series 2025-50A, Class A1
5.09% (3 Month SOFR + 1.28%), due 7/25/38 (a)(b)	1,000,000	1,002,160
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	1,255,000	728,684
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.099% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	500,000	500,653
Octagon Investment Partners 49 Ltd.
Series 2020-5A, Class ARR
4.873% (3 Month SOFR + 1.12%), due 4/15/37 (a)(b)	850,000	848,666
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.875% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	475,000	468,797
Point Broadband Funding LLC (a)
Series 2025-1A, Class B
5.727%, due 7/20/55	695,000	685,777
Series 2025-1A, Class C
8.156%, due 7/20/55	1,195,000	1,212,395
Progress Residential Trust
Series 2025-SFR3, Class D
3.39%, due 7/17/42 (a)	925,000	834,012
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	1,085,000	1,070,564
RIN V LLC
Series 2023-2A, Class A1R
5.081% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	1,000,000	1,000,080
RIN XIII LLC
Series 2026-1A, Class A1
5.043% (3 Month SOFR + 1.29%), due 4/15/39 (a)(b)	1,000,000	1,000,522
Shentel Issuer LLC
Series 2025-1A, Class B
6.03%, due 12/20/55 (a)	1,770,000	1,768,283
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.129% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	450,000	450,223
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.703% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	350,000	350,792
Subway Funding LLC (a)
Series 2024-3A, Class A2II
5.566%, due 7/30/54	810,563	786,997

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Subway Funding LLC (a)
Series 2024-3A, Class A23
5.914%, due 7/30/54	$ 687,750	$ 657,379
Tricon Residential Trust
Series 2024-SFR4, Class C
4.80%, due 11/17/41 (a)	929,000	901,124
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	591,327	597,284
Uniti Fiber ABS Issuer LLC
Series 2025-2A, Class C
7.834%, due 1/20/56 (a)	1,195,000	1,208,908
Vertical Bridge CC LLC
Series 2025-1A, Class D
9.383%, due 8/16/55 (a)	955,000	974,976
Zayo Issuer LLC (a)
Series 2025-1A, Class A2
5.648%, due 3/20/55	1,295,000	1,294,016
Series 2026-1A, Class B
6.035%, due 4/20/56	1,060,000	1,047,758
		41,804,623
Total Asset-Backed Securities (Cost $62,621,906)		60,940,760
Corporate Bonds 27.3%
Agriculture 0.4%
Altria Group, Inc.
2.45%, due 2/4/32	1,850,000	1,611,097
5.25%, due 8/6/35	920,000	902,026
		2,513,123
Airlines 0.5%
American Airlines, Inc.
5.75%, due 4/20/29 (a)	788,333	783,998
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30	930,000	898,306
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	1,391,250	1,388,860
		3,071,164
Auto Manufacturers 1.2%
American Honda Finance Corp.
5.15%, due 7/9/32	1,005,000	997,247
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	610,000	605,246
6.054%, due 11/5/31	285,000	286,630

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Ford Motor Credit Co. LLC
6.80%, due 5/12/28	$ 700,000	$ 718,022
7.20%, due 6/10/30	360,000	376,696
General Motors Financial Co., Inc.
2.70%, due 6/10/31	1,335,000	1,190,487
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,545,000	1,538,776
Toyota Motor Credit Corp.
Series B
4.60%, due 3/11/33	1,060,000	1,024,961
Volkswagen Group of America Finance LLC
5.65%, due 3/25/32 (a)	1,305,000	1,310,872
		8,048,937
Auto Parts & Equipment 0.3%
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32 (a)	1,155,000	1,148,835
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	875,000	846,086
		1,994,921
Banks 7.3%
Banco Bilbao Vizcaya Argentaria SA
5.127%, due 3/3/36 (d)	1,200,000	1,144,970
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.621%, due 12/10/29 (a)	830,000	840,458
Bank of America Corp. (e)
2.496%, due 2/13/31	755,000	693,573
4.456%, due 2/6/32	1,175,000	1,143,214
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(f)	1,460,000	1,418,839
5.102%, due 6/26/32 (e)	1,380,000	1,362,438
5.207%, due 2/24/37 (e)	520,000	494,810
5.367%, due 2/25/31 (e)	390,000	392,194
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
5.40%, due 6/3/31 (a)	2,215,000	2,199,052
BNP Paribas SA
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (a)(b)(f)	745,000	680,690
BPCE SA
4.76%, due 1/13/32 (a)(e)	1,250,000	1,220,657
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,590,000	1,355,153
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	1,725,000	1,688,772
Deutsche Bank AG (e)
3.035%, due 5/28/32	890,000	801,587
3.729%, due 1/14/32	585,000	540,615
4.725%, due 2/6/32	1,390,000	1,354,492
5.06%, due 4/14/32	1,500,000	1,482,205

	Principal Amount	Value
Corporate Bonds
Banks
First Horizon Bank
5.75%, due 5/1/30	$ 1,606,000	$ 1,615,270
First Horizon Corp.
5.514%, due 3/7/31 (e)	570,000	572,220
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (e)	740,000	645,078
6.75%, due 10/1/37	405,000	430,175
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (e)	1,580,000	1,537,249
5.605% (5 Year Treasury Constant Maturity Rate + 1.35%), due 1/28/41 (b)	1,395,000	1,337,216
6.141% (5 Year Treasury Constant Maturity Rate + 1.70%), due 11/18/39 (b)	575,000	575,844
KeyBank NA
4.90%, due 8/8/32	715,000	693,592
Lloyds Banking Group plc
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)(d)	450,000	442,864
M&T Bank Corp.
5.295% (5 Year Treasury Constant Maturity Rate + 1.38%), due 4/18/36 (b)	1,750,000	1,718,890
5.385%, due 1/16/36 (e)	330,000	323,191
Morgan Stanley (e)
2.484%, due 9/16/36	1,945,000	1,669,331
2.511%, due 10/20/32	510,000	445,837
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (e)	630,000	644,669
Societe Generale SA (a)(b)
2.889% (1 Year Treasury Constant Maturity Rate + 1.30%), due 6/9/32	805,000	717,557
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (f)	1,155,000	1,096,884
Standard Chartered plc
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32 (a)(b)	1,450,000	1,285,551
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	695,000	693,860
UBS Group AG (a)
3.091%, due 5/14/32 (e)	1,070,000	971,655
4.214%, due 4/10/30 (e)	1,035,000	1,015,091
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	340,000	340,391
5.199%, due 8/10/37 (e)	920,000	886,127
UniCredit SpA
5.861% (5 Year USD Interest Rate Swap + 3.703%), due 6/19/32 (a)(b)	2,250,000	2,259,186
USB Realty Corp.
5.162% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(f)	810,000	724,591
Valley National Bancorp
6.219%, due 6/1/36 (e)	1,020,000	1,009,338
Wells Fargo & Co.
3.35%, due 3/2/33 (e)	700,000	636,700
Western Alliance Bank
6.537% (5 Year Treasury Constant Maturity Rate + 2.85%), due 11/15/35 (b)	990,000	976,942
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,633,000	1,445,088

	Principal Amount	Value
Corporate Bonds
Banks
Zions Bancorp NA
4.483%, due 2/9/29 (e)	$ 2,120,000	$ 2,103,105
		47,627,211
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	450,000	415,356
Building Materials 0.3%
AmeriTex HoldCo Intermediate LLC
7.625%, due 8/15/33 (a)	855,000	880,282
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	1,145,000	1,174,351
		2,054,633
Chemicals 0.5%
Eastman Chemical Co.
4.50%, due 2/20/31	990,000	962,115
Huntsman International LLC
4.50%, due 5/1/29	874,000	841,197
LYB International Finance III LLC
5.125%, due 1/15/31	820,000	813,840
SCIH Salt Holdings, Inc.
6.625%, due 8/15/31 (a)	545,000	544,902
		3,162,054
Commercial Services 0.8%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	640,000	628,947
Carrix, Inc.
6.125%, due 8/1/33 (a)	600,000	597,229
DP World Ltd.
Series Reg S
6.85%, due 7/2/37	2,130,000	2,205,300
Global Payments, Inc.
4.875%, due 11/15/30	885,000	860,849
Kaspi.kz JSC
Series Reg S
6.25%, due 3/26/30	1,060,000	1,066,755
		5,359,080
Computers 0.1%
Dell International LLC
3.375%, due 12/15/41	525,000	384,758
Cosmetics & Personal Care 0.1%
Coty, Inc.
4.75%, due 1/15/29 (a)(d)	985,000	967,244

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 2.6%
Aircastle Ltd.
5.00%, due 9/15/30 (a)	$ 750,000	$ 741,080
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(f)	520,000	502,430
5.548%, due 7/31/33 (e)	945,000	931,060
Series D
7.10% (5 Year Treasury Constant Maturity Rate + 3.148%), due 8/15/31 (b)(f)	330,000	331,876
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	1,740,000	1,727,841
4.70%, due 1/30/31	665,000	647,590
4.85%, due 4/1/33	2,055,000	1,961,011
Bread Financial Holdings, Inc. (a)
6.75%, due 5/15/31	1,070,000	1,090,814
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (b)	85,000	87,982
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	635,000	657,238
Capital One Financial Corp. (e)
4.722%, due 1/30/32	1,730,000	1,691,710
5.197%, due 9/11/36	390,000	373,330
Citadel Finance LLC
5.90%, due 2/10/30 (a)	725,000	727,452
OneMain Finance Corp.
7.50%, due 5/15/31	645,000	661,125
Rocket Cos., Inc. (a)
6.125%, due 8/1/31	565,000	567,575
6.50%, due 6/15/34	280,000	282,213
Synchrony Financial
4.947%, due 2/25/32 (e)	890,000	862,028
5.45%, due 3/6/31 (e)	805,000	802,063
Series C
7.25% (5 Year Treasury Constant Maturity Rate + 3.078%), due 8/15/31 (b)(f)	990,000	973,717
VFH Parent LLC
7.50%, due 6/15/31 (a)	1,130,000	1,171,736
		16,791,871
Electric 2.5%
AEP Texas, Inc.
5.85%, due 10/15/55	395,000	367,049
Arizona Public Service Co.
2.20%, due 12/15/31	1,500,000	1,295,683
3.35%, due 5/15/50	1,320,000	850,014
Black Hills Corp.
4.55%, due 1/31/31	1,480,000	1,442,316
Edison International (b)
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54	390,000	402,464
8.125% (5 Year Treasury Constant Maturity Rate + 3.864%), due 6/15/53	975,000	997,515

	Principal Amount	Value
Corporate Bonds
Electric
Evergy Kansas Central, Inc.
5.30%, due 7/1/36	$ 1,520,000	$ 1,494,675
Evergy Metro, Inc.
5.40%, due 4/1/34	560,000	562,982
Evergy Missouri West, Inc.
5.25%, due 12/15/35 (a)	415,000	404,240
NRG Energy, Inc.
5.407%, due 10/15/35 (a)	530,000	507,318
Ohio Power Co.
Series R
2.90%, due 10/1/51	585,000	339,418
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,429,832
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	115,000	114,378
Southern California Edison Co.
4.00%, due 4/1/47	975,000	696,173
Southwestern Electric Power Co.
3.25%, due 11/1/51	1,060,000	662,456
Vistra Operations Co. LLC (a)
5.25%, due 4/30/33	960,000	938,623
6.00%, due 4/15/34	435,000	439,025
VoltaGrid LLC
7.375%, due 11/1/30 (a)	840,000	844,175
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	551,000	544,662
7.25%, due 1/15/29 (d)	740,000	763,153
8.375%, due 1/15/31 (d)	520,000	552,670
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	635,000	471,533
		16,120,354
Electronics 0.0% ‡
Amphenol Corp.
5.30%, due 11/15/55	125,000	112,775
Entertainment 0.2%
Penn Entertainment, Inc.
6.75%, due 4/1/31 (a)(d)	1,155,000	1,159,174
Food 0.8%
Grupo Nutresa SA
Series Reg S
8.00%, due 5/12/30	200,000	210,900
9.00%, due 5/12/35 (a)	645,000	714,337

	Principal Amount	Value
Corporate Bonds
Food
JBS NV
5.75%, due 4/1/33	$ 860,000	$ 872,230
MARB BondCo plc
3.95%, due 1/29/31 (a)(d)	1,240,000	1,090,274
Post Holdings, Inc. (a)
4.50%, due 9/15/31	205,000	189,992
4.625%, due 4/15/30	452,000	435,391
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	965,000	960,582
5.20%, due 4/1/29	580,000	580,935
		5,054,641
Forest Products & Paper 0.3%
Suzano Austria GmbH
4.00%, due 1/15/31 (g)	2,020,000	1,887,947
Gas 0.6%
Boston Gas Co.
3.757%, due 3/16/32 (a)	505,000	467,213
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	725,000	758,501
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,649,334
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	620,000	527,586
Southern California Gas Co.
5.60%, due 4/1/54	625,000	573,923
		3,976,557
Insurance 0.4%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	725,000	720,701
Jackson Financial, Inc.
6.15%, due 1/15/37	1,130,000	1,104,622
Prudential Financial, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 1.779%), due 6/15/56 (b)	1,115,000	1,104,528
		2,929,851
Internet 0.7%
Alphabet, Inc.
4.40%, due 2/15/33	900,000	863,326
Amazon.com, Inc.
5.10%, due 7/9/33	1,035,000	1,025,383
Meta Platforms, Inc.
5.625%, due 11/15/55	505,000	422,364
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	810,000	879,474

	Principal Amount	Value
Corporate Bonds
Internet
Wayfair LLC
6.75%, due 11/15/32 (a)	$ 1,155,000	$ 1,175,802
		4,366,349
Iron & Steel 0.1%
Mineral Resources Ltd.
7.00%, due 4/1/31 (a)	685,000	704,911
Leisure Time 0.3%
NCL Corp. Ltd.
6.75%, due 2/1/32 (a)	1,175,000	1,151,692
Royal Caribbean Cruises Ltd.
4.75%, due 5/15/33	665,000	636,657
		1,788,349
Lodging 0.1%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	215,000	218,712
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	760,000	723,118
		941,830
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	570,000	572,046
Media 0.4%
Charter Communications Operating LLC
2.80%, due 4/1/31	925,000	809,745
Space Exploration Technologies Corp.
5.65%, due 7/15/33 (a)	556,000	532,663
Univision Communications, Inc.
4.50%, due 5/1/29 (a)	1,245,000	1,178,954
		2,521,362
Mining 0.3%
Freeport Indonesia PT
Series Reg S
6.20%, due 4/14/52	1,950,000	1,810,510
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
5.648% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	955,000	869,560

	Principal Amount	Value
Corporate Bonds
Oil & Gas 1.0%
Antero Resources Corp.
5.40%, due 2/1/36	$ 560,000	$ 538,815
California Resources Corp.
7.25%, due 1/15/35 (a)	715,000	706,476
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	830,000	817,416
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	135,000	133,750
Matador Resources Co.
6.00%, due 4/15/34 (a)	715,000	691,538
SM Energy Co.
6.625%, due 4/15/34 (a)	1,360,000	1,351,603
Sunoco LP (a)
5.375%, due 7/15/31	935,000	917,145
5.625%, due 7/15/34	935,000	904,007
Valaris Ltd.
8.375%, due 4/30/30 (a)	225,000	232,943
		6,293,693
Oil & Gas Services 0.4%
SESI LLC
7.875%, due 9/30/30 (a)	1,565,000	1,583,507
Yinson Boronia Production BV
Series Reg S
8.947%, due 7/31/42	1,102,607	1,214,920
		2,798,427
Packaging & Containers 0.3%
Cascades, Inc.
6.75%, due 7/15/30 (a)	1,160,000	1,178,409
Clydesdale Acquisition Holdings, Inc.
6.75%, due 4/15/32 (a)	1,170,000	1,114,194
		2,292,603
Pipelines 1.5%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,135,000	952,215
Cheniere Energy, Inc.
5.20%, due 7/30/36 (a)	1,040,000	1,006,008
Columbia Pipelines Operating Co. LLC
5.962%, due 2/15/55 (a)	475,000	450,170
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,125,000	1,062,100
Energy Transfer LP
5.35%, due 5/15/45	545,000	476,288
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	1,942,694

	Principal Amount	Value
Corporate Bonds
Pipelines
MPLX LP
5.40%, due 9/15/35	$ 585,000	$ 573,389
NGPL PipeCo LLC
3.25%, due 7/15/31 (a)	605,000	552,446
ONEOK, Inc.
6.25%, due 10/15/55	880,000	844,767
Plains All American Pipeline LP
5.60%, due 1/15/36	435,000	428,469
Western Midstream Operating LP
5.25%, due 2/1/50 (g)	900,000	748,744
Williams Cos., Inc. (The)
3.50%, due 10/15/51	750,000	491,967
		9,529,257
Real Estate 0.1%
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	400,000	390,774
Real Estate Investment Trusts 0.7%
Alexandria Real Estate Equities, Inc.
5.25%, due 3/15/36	970,000	930,411
GLP Capital LP
4.00%, due 1/15/30	1,205,000	1,150,108
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	990,000	846,990
Trust 2401 (a)
7.375%, due 2/13/34	705,000	743,070
7.70%, due 1/23/32	702,000	741,958
Trust Fibra Uno
Series Reg S
7.375%, due 2/13/34	285,000	298,950
		4,711,487
Retail 0.8%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	970,000	1,002,240
AutoNation, Inc.
4.75%, due 6/1/30	491,000	483,615
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,065,000	1,082,217
Macy's Retail Holdings LLC
6.125%, due 3/15/32 (a)	830,000	832,478
PetSmart LLC
7.50%, due 9/15/32 (a)	810,000	818,431
Sally Holdings LLC
6.75%, due 4/1/32 (d)	190,000	193,599

	Principal Amount	Value
Corporate Bonds
Retail
Victra Holdings LLC
8.75%, due 9/15/29 (a)(d)	$ 825,000	$ 840,197
		5,252,777
Semiconductors 0.1%
Foundry JV Holdco LLC
6.10%, due 1/25/36 (a)	555,000	567,342
Software 0.6%
AthenaHealth Group, Inc.
7.50%, due 2/15/32 (a)	550,000	563,871
Cloud Software Group LLC
8.25%, due 6/30/32 (a)	830,000	785,170
Fidelity National Information Services, Inc.
4.55%, due 3/10/29	1,130,000	1,119,833
Salesforce, Inc.
5.55%, due 3/15/36	1,695,000	1,652,846
		4,121,720
Telecommunications 0.7%
AT&T, Inc.
6.00%, due 4/30/56	780,000	700,549
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	1,200,000	1,114,315
Verizon Communications, Inc.
6.20% (5 Year Treasury Constant Maturity Rate + 2.042%), due 5/14/56 (b)	1,970,000	1,927,949
WULF Compute LLC
7.75%, due 10/15/30 (a)	805,000	836,369
		4,579,182
Total Corporate Bonds (Cost $185,388,905)		177,743,830
Foreign Government Bonds 1.6%
Bahamas 0.2%
Bahamas Government Bond
Series Reg S
8.25%, due 6/24/36	1,080,000	1,193,044
Chile 0.2%
Corp. Nacional del Cobre de Chile
5.529%, due 1/30/37 (a)	1,105,000	1,059,916
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	527,000	478,328
		1,538,244

	Principal Amount	Value
Foreign Government Bonds
Colombia 0.4%
Colombia Government Bond
3.25%, due 4/22/32	$ 1,485,000	$ 1,272,645
7.75%, due 11/7/36 (d)	1,080,000	1,153,170
		2,425,815
Mexico 0.4%
Petroleos Mexicanos
6.50%, due 3/13/27	2,075,000	2,087,450
6.75%, due 9/21/47	715,000	584,870
		2,672,320
Paraguay 0.3%
Paraguay Government Bond
8.50%, due 4/4/38 (a)	PYG 11,500,000,000	1,836,846
Uruguay 0.1%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 33,090,000	907,908
Total Foreign Government Bonds (Cost $10,902,674)		10,574,177
Loan Assignments 2.8%
Automobile 0.5%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.232% (3 Month SOFR + 4.50%), due 5/28/32 (b)	$ 1,159,131	1,159,614
LSF12 Helix Parent LLC
First Lien Term Loan B
7.231% (1 Month SOFR + 3.50%), due 2/10/33 (b)	1,160,000	1,146,328
Mavis Tire Express Services Topco Corp.
First Lien 2026-1 Incremental Term Loan
6.92% (6 Month SOFR + 3.25%), due 5/6/33 (b)	745,000	743,345
		3,049,287
Chemicals, Plastics & Rubber 0.1%
Magnera Corp.
First Lien Term Loan
8.073% (3 Month SOFR + 4.25%), due 11/4/31 (b)	645,000	640,162
SCIH Salt Holdings, Inc.
First Lien Term Loan B
6.583% (1 Year SOFR + 3.00%), due 7/30/31 (b)	445,000	442,358
		1,082,520
Commercial Services 0.1%
Prime Security Services Borrower LLC
First Lien 2024-1 Refinancing Term Loan B1
5.664% (1 Month SOFR + 2.00%), due 10/15/30 (b)	648,167	646,041

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
7.766% (3 Month SOFR + 4.00%), due 11/2/27 (b)	$ 579,441	$ 544,674
Finance 0.2%
Park River Holdings, Inc.
First Lien 2025 Refinancing Term Loan
8.225% (3 Month SOFR + 4.50%), due 3/17/31 (b)	643,573	643,134
QTS Thunder Managing Issuer LLC
First Lien Term Loan B
6.025% (1 Year SOFR + 2.25%), due 7/22/33 (b)	925,000	910,431
		1,553,565
Healthcare 0.2%
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.731% (1 Month SOFR + 3.00%), due 9/8/32 (b)	1,154,171	1,154,748
Healthcare & Pharmaceuticals 0.2%
Ensemble RCM LLC
First Lien Closing Date Term Loan
6.823% (3 Month SOFR + 3.00%), due 2/9/33 (b)	1,165,000	1,159,757
High Tech Industries 0.2%
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.414% (3 Month SOFR + 2.75%), due 9/13/32 (b)	1,150,117	1,151,914
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.232% (3 Month SOFR + 3.50%), due 2/3/33 (b)	1,171,673	1,174,603
Manufacturing 0.1%
Sword Purchaser LLC
First Lien Initial Dollar Term Loan
7.731% (1 Month SOFR + 4.00%), due 4/11/33 (b)	660,000	634,150
Media 0.2%
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.041% (1 Month SOFR + 3.25%), due 1/31/29 (b)	1,220,000	1,093,120

	Principal Amount	Value
Loan Assignments
Retail Store 0.3%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
5.981% (1 Month SOFR + 2.25%), due 6/11/31 (b)	$ 643,089	$ 642,285
White Cap Supply Holdings LLC
First Lien Tranche Term Loan D
7.144% (1 Month SOFR + 3.50%), due 2/10/33 (b)	1,160,000	1,156,309
		1,798,594
Services: Business 0.1%
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.731% (1 Month SOFR + 3.00%), due 11/19/31 (b)	578,417	574,407
Ryan LLC
First Lien 2025 Refinancing Term Loan
7.231% (1 Month SOFR + 3.50%), due 11/5/32 (b)	270,000	270,135
		844,542
Services: Consumer 0.3%
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.916% (3 Month SOFR + 5.25%), due 11/3/32 (b)	1,199,686	1,178,691
Ping Identity Holding Corp.
First Lien Initial Term Loan
6.426% (1 Month SOFR + 2.75%), due 11/15/32 (b)	1,226,925	1,202,387
		2,381,078
Total Loan Assignments (Cost $18,459,221)		18,268,593
Mortgage-Backed Securities 22.4%
Agency (Collateralized Mortgage Obligations) 5.7%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,138,091	770,454
REMIC, Series 5021, Class SA
(zero coupon) (-1 x SOFR 30A + 3.55%), due 10/25/50 (b)(h)	1,905,077	20,964
REMIC, Series 5200, Class SA
(zero coupon) (-1 x SOFR 30A + 3.50%), due 2/25/52 (b)(h)	258,247	2,139
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	441,287	357,541
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	284,587	233,994
REMIC, Series 5363
(zero coupon), due 12/25/53	335,509	275,497
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	498,985	407,156
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	737,060	503,531

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 4993, Class KS
2.319% (-1 x SOFR 30A + 5.936%), due 7/25/50 (b)(h)	$ 2,598,397	$ 275,969
REMIC, Series 4994, Class TS
2.369% (-1 x SOFR 30A + 5.986%), due 7/25/50 (b)(h)	1,138,258	119,915
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	1,208,914	212,388
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	1,000,491	156,269
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	915,846	145,084
REMIC, Series 5160
3.00%, due 10/25/51 (h)	913,862	97,493
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	442,097	404,832
FHLMC MSCR Trust (a)(b)
REMIC, Series 2026-MN13, Class M2
6.566% (SOFR 30A + 2.95%), due 3/25/46	730,000	735,851
REMIC, Series 2026-MN13, Class B1
8.116% (SOFR 30A + 4.50%), due 3/25/46	580,000	584,138
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	688,991	521,750
Series 402
(zero coupon), due 9/25/53	510,884	414,547
Series 311, Class S1
2.21% (-1 x SOFR 30A + 5.836%), due 8/15/43 (b)(h)	1,998,732	163,870
Series 397, Class C61
5.50%, due 1/25/53 (h)	1,042,535	219,851
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	412,607	329,330
REMIC, Series 2023-45
(zero coupon), due 10/25/53	536,106	429,554
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	703,523	587,382
REMIC, Series 2020-57, Class LJ
2.00%, due 8/25/50	1,540,000	1,134,251
REMIC, Series 2022-10, Class SA
2.134% (-1 x SOFR 30A + 5.75%), due 2/25/52 (b)(h)	1,800,785	171,480
REMIC, Series 2025-103, Class SA
2.214% (-1 x SOFR 30A + 5.83%), due 6/25/55 (b)(h)	2,516,178	139,845
REMIC, Series 2016-57, Class SN
2.319% (-1 x SOFR 30A + 5.936%), due 6/25/46 (b)(h)	1,048,861	90,929
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (h)	1,499,531	247,601
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	836,291	129,342

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	$ 4,948,018	$ 639,552
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	340,469	38,262
REMIC, Series 2020-70, Class SD
2.519% (-1 x SOFR 30A + 6.136%), due 10/25/50 (b)(h)	1,182,015	121,432
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	6,463,557	1,046,665
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	2,384,069	411,693
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,184,996	1,054,737
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	1,479,320	318,116
REMIC, Series 2025-31, Class ZJ
5.00%, due 6/25/54	1,341,089	1,259,891
FNMA, Strips (h)
Series 426, Class C32
1.50%, due 2/25/52	2,979,690	277,941
Series 429, Class C5
3.00%, due 10/25/52	3,017,033	548,129
Series 440, Class C46
4.00%, due 10/25/53	2,677,599	586,839
Series 438, Class C34
6.00%, due 8/25/53	1,301,269	304,326
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (-1 x 1 Month SOFR + 2.716%), due 1/20/50 (b)(h)	2,011,006	13,202
REMIC, Series 2020-129, Class SB
(zero coupon) (-1 x 1 Month SOFR + 3.086%), due 9/20/50 (b)(h)	2,508,568	15,083
REMIC, Series 2021-16, Class AS
(zero coupon) (-1 x 1 Month SOFR + 2.636%), due 1/20/51 (b)(h)	3,133,509	17,379
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,645,460	1,069,505
REMIC, Series 2021-29, Class AS
(zero coupon) (-1 x SOFR 30A + 2.70%), due 2/20/51 (b)(h)	2,936,156	17,768
REMIC, Series 2021-97, Class SA
(zero coupon) (-1 x SOFR 30A + 2.60%), due 6/20/51 (b)(h)	3,602,495	14,531
REMIC, Series 2021-205, Class DS
(zero coupon) (-1 x SOFR 30A + 3.20%), due 11/20/51 (b)(h)	4,485,603	45,919
REMIC, Series 2021-226, Class SA
(zero coupon) (-1 x SOFR 30A + 1.70%), due 12/20/51 (b)(h)	2,459,344	3,525
REMIC, Series 2022-87, Class SA
(zero coupon) (-1 x SOFR 30A + 3.30%), due 5/20/52 (b)(h)	3,071,563	22,652
REMIC, Series 2022-101, Class SB
(zero coupon) (-1 x SOFR 30A + 3.30%), due 6/20/52 (b)(h)	1,537,463	8,479

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-107, Class SA
(zero coupon) (-1 x SOFR 30A + 3.47%), due 6/20/52 (b)(h)	$ 7,743,366	$ 51,812
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,005,954	799,718
REMIC, Series 2023-53
(zero coupon), due 4/20/53	284,980	226,394
REMIC, Series 2021-158, Class SB
0.079% (-1 x SOFR 30A + 3.70%), due 9/20/51 (b)(h)	2,358,509	35,913
REMIC, Series 2022-78, Class S
0.079% (-1 x SOFR 30A + 3.70%), due 4/20/52 (b)(h)	1,668,551	16,045
REMIC, Series 2022-34, Class HS
0.479% (-1 x SOFR 30A + 4.10%), due 2/20/52 (b)(h)	3,713,259	107,548
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	1,025,116	120,650
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	1,609,245	189,539
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	1,514,730	933,026
REMIC, Series 2025-131, Class S
2.429% (-1 x SOFR 30A + 6.05%), due 8/20/55 (b)(h)	1,965,714	144,839
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	549,696	79,915
REMIC, Series 2021-188
2.50%, due 10/20/51 (h)	2,514,586	398,931
REMIC, Series 2022-1, Class CF
2.50% (SOFR 30A + 0.80%), due 1/20/52 (b)	1,044,639	868,935
REMIC, Series 2020-146, Class SA
2.516% (-1 x 1 Month SOFR + 6.186%), due 10/20/50 (b)(h)	1,327,151	147,029
REMIC, Series 2020-167, Class SN
2.516% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	683,965	77,276
REMIC, Series 2021-179, Class SA
2.516% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	1,998,767	232,697
REMIC, Series 2020-189, Class SU
2.516% (-1 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	476,379	56,119
REMIC, Series 2021-46, Class QS
2.516% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	798,514	86,057
REMIC, Series 2021-46, Class TS
2.516% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	965,614	104,712
REMIC, Series 2021-57, Class SA
2.516% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	2,819,936	302,929
REMIC, Series 2021-57, Class SD
2.516% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	4,785,456	544,656
REMIC, Series 2021-96, Class NS
2.516% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	2,525,882	270,555
REMIC, Series 2021-96, Class SN
2.516% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	1,784,173	170,641

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-97, Class SM
2.516% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	$ 1,922,273	$ 216,415
REMIC, Series 2021-122, Class HS
2.516% (-1 x 1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	1,709,719	196,162
REMIC, Series 2021-96, Class JS
2.566% (-1 x 1 Month SOFR + 6.236%), due 6/20/51 (b)(h)	1,391,676	165,669
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	1,458,163	246,087
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	2,152,621	353,122
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (h)	954,072	157,031
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	261,111	37,690
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	929,109	163,557
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (h)	1,745,581	300,716
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	6,124,747	1,077,043
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	1,474,408	251,021
REMIC, Series 2023-86, Class SE
3.029% (-1 x SOFR 30A + 6.65%), due 9/20/50 (b)(h)	1,208,538	160,077
REMIC, Series 2025-2, Class Z
3.50%, due 1/20/55	1,744,075	1,333,815
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (h)	1,382,608	304,224
REMIC, Series 2024-164, Class PB
4.50%, due 1/20/54	614,682	604,166
REMIC, Series 2023-81, Class LA
5.00%, due 6/20/52	193,858	191,827
REMIC, Series 2023-38, Class WT
6.403%, due 12/20/51 (c)	436,396	444,545
REMIC, Series 2023-59, Class YC
7.094%, due 9/20/51 (c)	1,104,971	1,182,740
REMIC, Series 2023-55, Class LB
7.754%, due 11/20/51 (c)	593,231	654,488
REMIC, Series 2023-55, Class CG
7.864%, due 7/20/51 (c)	614,108	679,120
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.716% (SOFR 30A + 3.10%), due 5/25/55	1,825,000	1,852,395
Series 2019-01, Class B10
9.231% (SOFR 30A + 5.614%), due 10/25/49	1,690,000	1,712,650

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2020-01, Class CE
11.231% (SOFR 30A + 7.614%), due 3/25/50	$ 1,350,000	$ 1,393,368
		37,362,437
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 9.5%
1301 Trust
Series 2025-1301, Class D
6.223%, due 8/11/42 (a)(i)	1,075,000	1,063,230
ARZ Trust
Series 2024-BILT, Class E
7.487%, due 6/11/39 (a)	851,000	865,871
BAMLL Commercial Mortgage Securities Trust (a)
Series 2016-ISQ, Class A
2.848%, due 8/14/34	1,500,000	1,062,810
Series 2014-520M, Class A
4.185%, due 8/15/46 (i)	1,650,000	1,481,947
Benchmark Mortgage Trust
Series 2018-B6, Class D
3.084%, due 10/10/51 (a)(i)	630,000	474,621
Series 2019-B11, Class A5
3.542%, due 5/15/52	625,000	598,949
BF Mortgage Trust
Series 2019-NYT, Class B
5.374% (1 Month SOFR + 1.697%), due 12/15/35 (a)(b)	925,000	881,063
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class A
4.674%, due 10/10/42 (a)(i)	1,020,000	1,000,349
BLP Commercial Mortgage Trust
Series 2023-IND, Class F
7.863% (1 Month SOFR + 4.187%), due 3/15/40 (a)(b)	1,359,623	1,366,421
BMO Mortgage Trust
Series 2024-C9, Class A5
5.759%, due 7/15/57	820,000	841,145
BOFAS Re-REMIC Trust (a)(c)
Series 2026-FRR8, Class B746
2.483%, due 4/27/54	960,000	879,236
Series 2026-FRR8, Class C746
2.506%, due 4/27/54	700,000	638,020
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	1,068,000	985,546
BX Commercial Mortgage Trust (a)
Series 2026-VLT9, Class D
6.926% (1 Month SOFR + 3.25%), due 3/15/45 (b)	1,400,000	1,396,503
Series 2024-VLT5, Class E
7.872%, due 11/13/46 (i)	1,475,000	1,457,243

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust (a)
Series 2024-BRBK, Class D
9.676% (1 Month SOFR + 5.971%), due 10/15/41 (b)	$ 935,000	$ 930,343
BX Trust (a)
Series 2025-ARIA, Class C
5.517%, due 12/13/42 (i)	1,290,000	1,276,172
Series 2025-LIFE, Class A
5.884%, due 6/13/47 (i)	1,330,000	1,299,490
Series 2026-CLS, Class C
6.026% (1 Month SOFR + 2.35%), due 5/15/43 (b)	1,240,000	1,242,602
Series 2025-VOLT, Class D
6.426% (1 Month SOFR + 2.75%), due 12/15/44 (b)	1,430,000	1,426,423
Series 2025-VLT7, Class E
7.426% (1 Month SOFR + 3.75%), due 7/15/44 (b)	640,000	641,183
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.771%, due 11/10/46 (a)(i)	1,000,000	697,822
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class D
4.417%, due 5/10/58 (a)(i)	895,000	868,141
Commercial Mortgage Trust (a)
Series 2020-CX, Class D
2.683%, due 11/10/46 (i)	1,035,000	799,956
Series 2014-CR20, Class D
3.222%, due 11/10/47	568,838	290,107
Series 2016-DC2, Class D
3.857%, due 2/10/49 (i)	1,208,000	1,102,856
Series 2013-CR6, Class D
3.872%, due 3/10/46 (i)	890,000	818,319
Series 2018-HCLV, Class A
4.972% (1 Month SOFR + 1.296%), due 9/15/33 (b)	995,000	941,605
CSMC Trust
Series 2017-TIME, Class A
3.646%, due 11/13/39 (a)	1,455,000	1,393,727
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.098%, due 5/10/44 (a)(i)	1,250,000	18,750
ESTN Trust
Series 2026-TOWN, Class B
5.553%, due 5/12/46 (a)(i)	1,665,000	1,647,069
Extended Stay America Trust
Series 2026-ESH2, Class B
5.076% (1 Month SOFR + 1.40%), due 2/15/43 (a)(b)	1,086,828	1,089,545
FHLMC MSCR Trust (a)(b)
REMIC, Series 2025-MN11, Class M2
6.266% (SOFR 30A + 2.65%), due 7/25/45	1,295,000	1,288,830
Series 2025-MN10, Class M2
6.466% (SOFR 30A + 2.85%), due 2/25/45	1,445,000	1,453,267

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FHLMC MSCR Trust (a)(b)
REMIC, Series 2024-MN8, Class M2
7.866% (SOFR 30A + 4.25%), due 5/25/44	$ 1,060,000	$ 1,106,398
First Citizens Loan Trust
Series 2026-SBA1A, Class M2
6.33%, due 5/27/53 (a)	1,423,930	1,409,509
GNMA
REMIC, Series 2025-112
0.57%, due 3/16/66 (h)(i)	6,481,651	316,483
REMIC, Series 2020-177
0.807%, due 6/16/62 (h)(i)	3,900,245	233,210
REMIC, Series 2023-194, Class CI
0.844%, due 10/16/65 (h)(i)	3,308,482	197,200
REMIC, Series 2023-159, Class CI
0.956%, due 7/16/65 (c)(h)	4,423,945	296,198
REMIC, Series 2020-168, Class IA
0.975%, due 12/16/62 (h)(i)	2,322,422	162,787
REMIC, Series 2021-47
0.992%, due 3/16/61 (h)(i)	5,440,478	353,715
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (h)(i)	1,972,863	129,441
REMIC, Series 2023-172
1.332%, due 2/16/66 (h)(i)	3,022,192	265,799
REMIC, Series 2018-173, Class ZA
3.00%, due 7/16/60	1,380,611	1,009,734
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	2,770,000	1,688,869
Series 2015-GC30, Class B
3.961%, due 5/10/50 (i)	291,598	283,579
Series 2014-GC22, Class B
4.391%, due 6/10/47 (c)	1,190,000	921,462
Series 2024-FAIR, Class D
7.949%, due 7/15/29 (a)(i)	1,380,000	1,355,292
Hilton USA Trust
Series 2016-SFP, Class A
2.828%, due 11/5/35 (a)	735,000	607,110
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2019-COR5, Class D
3.00%, due 6/13/52	240,000	189,477
Series 2021-1440, Class A
5.091% (1 Month SOFR + 1.414%), due 3/15/36 (b)	915,000	860,169
Life Mortgage Trust
Series 2022-BMR2, Class A1
4.972% (1 Month SOFR + 1.295%), due 5/15/39 (a)(b)	1,395,000	1,307,813
LONG Trust
Series 2026-ISL, Class A
5.376% (1 Month SOFR + 1.70%), due 6/15/43 (a)(b)	990,000	988,280

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Manhattan West Mortgage Trust
Series 2026-2MW, Class B
5.534%, due 6/10/48 (a)(i)	$ 1,710,000	$ 1,685,506
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
3.962%, due 4/15/48 (a)(i)	1,590,000	628,034
Multifamily Connecticut Avenue Securities Trust
Series 2023-01, Class M7
7.616% (SOFR 30A + 4.00%), due 11/25/53 (a)(b)	1,288,896	1,324,616
NCMF Trust
Series 2025-MFS, Class D
6.618%, due 6/10/33 (a)(i)	1,465,000	1,465,884
NYC Commercial Mortgage Trust
Series 2025-1155, Class E
7.358%, due 6/10/42 (a)(i)	1,500,000	1,459,089
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	1,105,000	1,017,618
PTCM Re-REMIC Trust (a)(i)
Series 2026-FRR1, Class C157
2.016%, due 7/25/60	1,500,000	1,018,882
Series 2026-FRR1, Class C169
2.999%, due 3/25/62	1,370,000	939,309
SKY Trust
Series 2025-LINE, Class B
7.363% (1 Month SOFR + 3.687%), due 4/15/42 (a)(b)	572,069	576,052
UBS Commercial Mortgage Trust
Series 2018-C9, Class C
4.942%, due 3/15/51 (i)	940,000	554,774
WB Commercial Mortgage Trust
Series 2024-HQ, Class A
5.937%, due 3/15/40 (a)(i)	995,000	996,504
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class D
4.796%, due 1/15/59 (i)	1,950,000	877,500
WHARF Commercial Mortgage Trust
Series 2025-DC, Class C
6.03%, due 7/15/40 (a)(i)	1,135,000	1,140,637
		61,586,091
Whole Loan (Collateralized Mortgage Obligations) 7.2%
Aspire Mortgage Trust
Series 2026-1, Class A1
4.855%, due 1/25/66 (a)(c)	1,196,541	1,181,075
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(g)	444,871	435,676

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
CIM Trust (a)(c)
Series 2021-J2, Class AS
0.21%, due 4/25/51 (h)	$ 27,031,807	$ 333,437
Series 2019-INV1, Class B4
5.025%, due 2/25/49	1,001,836	934,200
Citigroup Mortgage Loan Trust (a)(c)
Series 2025-4, Class A2
5.50%, due 10/25/55	503,591	494,385
Series 2026-LTV1, Class A1
5.759%, due 5/25/66	1,635,000	1,632,366
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
5.316% (SOFR 30A + 1.70%), due 1/25/45	610,000	610,966
Series 2025-R02, Class 1B1
5.566% (SOFR 30A + 1.95%), due 2/25/45	550,000	554,765
Series 2024-R05, Class 2B1
5.616% (SOFR 30A + 2.00%), due 7/25/44	920,000	928,603
Series 2023-R07, Class 2M2
6.866% (SOFR 30A + 3.25%), due 9/25/43	600,000	617,030
Series 2023-R03, Class 2M2
7.516% (SOFR 30A + 3.90%), due 4/25/43	535,000	557,688
Series 2022-R01, Class 1B2
9.616% (SOFR 30A + 6.00%), due 12/25/41	1,075,000	1,094,352
Series 2022-R02, Class 2B2
11.266% (SOFR 30A + 7.65%), due 1/25/42	1,015,000	1,044,730
Series 2019-HRP1, Class B1
12.981% (SOFR 30A + 9.364%), due 11/25/39	1,685,407	1,726,395
FHLMC STACR REMIC Trust (a)(b)
Series 2025-DNA1, Class M2
4.966% (SOFR 30A + 1.35%), due 1/25/45	1,276,000	1,276,000
Series 2025-HQA1, Class M2
5.266% (SOFR 30A + 1.65%), due 2/25/45	985,000	990,539
Series 2024-HQA1, Class M2
5.616% (SOFR 30A + 2.00%), due 3/25/44	505,000	509,100
Series 2022-DNA2, Class B1
8.366% (SOFR 30A + 4.75%), due 2/25/42	605,000	616,787
Series 2020-HQA1, Class B2
8.831% (SOFR 30A + 5.214%), due 1/25/50	1,377,000	1,519,024
Series 2022-DNA1, Class B2
10.716% (SOFR 30A + 7.10%), due 1/25/42	1,295,000	1,329,917
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.161%, due 8/25/48 (a)(c)	896,841	725,671
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR1, Class B2
12.081% (SOFR 30A + 8.464%), due 1/25/48	1,750,000	2,061,167
REMIC, Series 2019-HQA2, Class B2
14.981% (SOFR 30A + 11.364%), due 4/25/49	2,605,000	3,062,516

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ1, Class A4
2.50%, due 6/25/51 (a)(c)	$ 752,701	$ 600,367
GS Mortgage-Backed Securities Trust (a)
Series 2022-HP1, Class B4
3.308%, due 9/25/52 (i)	858,192	699,131
Series 2023-PJ1, Class A4
3.50%, due 2/25/53 (c)	1,481,610	1,296,739
J.P. Morgan Mortgage Trust (a)(i)
Series 2021-4, Class B1
2.886%, due 8/25/51	1,187,309	979,507
Series 2022-1, Class B3
3.084%, due 7/25/52	1,263,265	1,013,431
JPMorgan Wealth Management
Series 2020-ATR1, Class B2
3.421%, due 2/25/50 (a)(i)	985,846	863,017
loanDepot GMSR Master Trust
Series 2025-GT2, Class A
6.82% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	1,455,000	1,457,540
Mill City Mortgage Loan Trust (a)(c)
Series 2018-3, Class B2
3.25%, due 8/25/58	2,100,522	1,578,384
Series 2018-3, Class B4
3.653%, due 8/25/58	558,809	360,344
New Residential Mortgage Loan Trust
Series 2024-RPL1, Class B1
3.863%, due 1/25/64 (a)(i)	1,150,000	939,741
OBX Trust (a)
Series 2025-R1, Class A1
4.94%, due 9/25/62 (g)	637,807	629,053
Series 2026-J1, Class AF
4.966% (SOFR 30A + 1.35%), due 2/25/56 (b)	1,305,811	1,306,599
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(c)	1,060,860	855,416
Santander Mortgage Asset Receivable Trust
Series 2026-NQMS1, Class A2
5.796%, due 10/25/65 (a)(g)	1,428,808	1,423,708
SG Residential Mortgage Trust
Series 2026-4, Class A1
5.507%, due 7/1/66 (a)(c)	1,450,576	1,446,325
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
14.231% (SOFR 30A + 10.614%), due 2/25/47	795,000	945,303
Series 2018-HRP1, Class B2
15.481% (SOFR 30A + 11.864%), due 5/25/43	3,032,103	3,503,737

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Towd Point Mortgage Trust (a)(c)
Series 2018-2, Class B5
3.613%, due 3/25/58	$ 2,403,344	$ 1,130,066
Series 2017-4, Class B5
3.636%, due 6/25/57	716,324	497,486
Series 2026-1, Class A1A
4.131%, due 1/25/66	1,201,089	1,180,608
		46,942,891
Total Mortgage-Backed Securities (Cost $150,171,208)		145,891,419
U.S. Government & Federal Agencies 35.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.6%
FHLMC Gold Pools, Other
4.00%, due 6/1/42	622,162	589,621
UMBS Pool, 20 Year
4.50%, due 1/1/46	1,154,567	1,102,605
UMBS Pool, 30 Year
2.00%, due 9/1/51	1,875,870	1,471,313
3.00%, due 1/1/43	615,948	552,519
3.00%, due 5/1/52	1,774,935	1,519,282
3.00%, due 7/1/52	854,707	730,615
3.50%, due 9/1/47	373,556	337,533
3.50%, due 11/1/47	1,200,119	1,083,568
4.00%, due 10/1/52	565,897	519,259
5.00%, due 3/1/54	781,243	756,027
5.00%, due 2/1/55	1,455,002	1,405,943
5.50%, due 7/1/53	1,703,527	1,694,652
5.50%, due 7/1/53	572,289	568,495
5.50%, due 11/1/54	1,189,928	1,185,378
5.50%, due 11/1/54	998,842	993,356
5.50%, due 2/1/55	1,378,566	1,365,432
6.00%, due 4/1/55	586,429	593,402
6.00%, due 8/1/55	627,676	635,141
		17,104,141
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.4%
FNMA, Other
4.00%, due 3/1/42	404,319	379,431
4.00%, due 1/1/43	690,135	651,907
4.38%, due 7/1/28	1,000,000	995,855
6.00%, due 4/1/37	2,503	2,556
UMBS, 30 Year
2.00%, due 10/1/50	1,747,362	1,374,586
2.00%, due 12/1/51	1,831,590	1,438,823
2.00%, due 1/1/52	2,573,259	2,021,012
2.00%, due 3/1/52	7,172,011	5,623,999

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.00%, due 3/1/52	$ 211,145	$ 164,913
2.50%, due 1/1/52	1,129,171	922,059
2.50%, due 4/1/52	1,283,581	1,054,674
2.50%, due 5/1/52	5,127,269	4,209,725
2.50%, due 6/1/52	1,231,350	1,011,776
3.00%, due 6/1/52	866,489	741,663
3.00%, due 7/1/52	338,533	289,893
3.50%, due 12/1/44	469,631	434,070
3.50%, due 11/1/50	68,707	61,154
4.50%, due 1/1/54	816,503	769,434
5.00%, due 3/1/53	1,185,758	1,152,328
5.00%, due 5/1/53	985,783	959,623
5.00%, due 3/1/56	1,193,154	1,151,908
5.00%, due 7/1/56	2,687,808	2,594,889
5.50%, due 8/1/53	755,823	755,834
5.50%, due 5/1/54	532,903	528,581
5.50%, due 6/1/54	488,235	485,523
5.50%, due 10/1/54	2,023,446	2,004,168
6.00%, due 8/1/53	582,976	592,246
6.00%, due 8/1/53	655,662	666,200
6.00%, due 9/1/53	1,978,780	2,007,023
		35,045,853
Government National Mortgage Association (Mortgage Pass-Through Security) 0.1%
GNMA II, 30 Year
2.00%, due 6/20/51	749,844	587,810
United States Treasury Bonds 11.6%
U.S. Treasury Bonds
5.00%, due 5/15/46	48,905,000	47,307,946
5.00%, due 5/15/56	29,690,000	28,558,069
		75,866,015
United States Treasury Notes 15.7%
U.S. Treasury Notes
4.125%, due 7/15/29	13,040,000	12,966,650
4.375%, due 7/31/31	10,265,000	10,241,743
4.375%, due 7/31/33	73,045,000	72,211,831
4.375%, due 5/15/36	6,765,000	6,587,419
		102,007,643
Total U.S. Government & Federal Agencies (Cost $234,465,246)		230,611,462
Total Long-Term Bonds (Cost $662,009,160)		644,030,241

	Shares	Value

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	$ 10
Total Common Stocks (Cost $0)		10
Short-Term Investments 1.7%
Affiliated Investment Company 0.9%
NYLIM U.S. Government Liquidity Fund, 3.585% (j)	5,733,605	5,733,605
Unaffiliated Investment Company 0.8%
Invesco Government & Agency Portfolio, 3.742% (j)(k)	5,420,850	5,420,850
Total Short-Term Investments (Cost $11,154,455)		11,154,455
Total Investments (Cost $673,163,615)	100.5%	655,184,706
Other Assets, Less Liabilities	(0.5)	(3,280,477)
Net Assets	100.0%	$ 651,904,229

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2026.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(d)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $4,805,329. The Fund received cash collateral with a value of $5,420,850.
(e)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2026.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2026.

(j)	Current yield as of July 31, 2026.
(k)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 3,699	$ 212,436	$ (210,401)	$ —	$ —	$ 5,734	$ 200	$ —	5,734

Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	180	September 2026	$ 37,104,644	$ 37,009,687	$ (94,957)
U.S. Treasury 5 Year Notes	115	September 2026	12,246,566	12,187,305	(59,261)
U.S. Treasury Long Bonds	62	September 2026	6,912,861	6,715,375	(197,486)
Net Unrealized Depreciation					$ (351,704)

1.	As of July 31, 2026, cash in the amount of $589,150 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
JSC—Joint-Stock Company
MSCR—Multifamily Structured Credit Risk
PYG—Paraguay Guarani
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
UYU—Uruguay Peso

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 60,940,760	$ —	$ 60,940,760
Corporate Bonds	—	177,743,830	—	177,743,830
Foreign Government Bonds	—	10,574,177	—	10,574,177
Loan Assignments	—	18,268,593	—	18,268,593
Mortgage-Backed Securities	—	145,891,419	—	145,891,419
U.S. Government & Federal Agencies	—	230,611,462	—	230,611,462
Total Long-Term Bonds	—	644,030,241	—	644,030,241
Common Stocks	10	—	—	10
Short-Term Investments
Affiliated Investment Company	5,733,605	—	—	5,733,605
Unaffiliated Investment Company	5,420,850	—	—	5,420,850
Total Short-Term Investments	11,154,455	—	—	11,154,455
Total Investments in Securities	$ 11,154,465	$ 644,030,241	$ —	$ 655,184,706
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (351,704)	$ —	$ —	$ (351,704)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM MacKay Utah Muni Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.7%
Long-Term Municipal Bonds 99.5%
Education 14.7%
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (a)	$ 1,000,000	$ 1,043,580
University of Washington, Revenue Bonds
Series C
3.125%, due 7/1/42	1,480,000	1,205,295
Utah Charter School Finance Authority, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/46	1,000,000	892,657
Series A, Insured: UT CSCE
5.00%, due 4/15/39	1,000,000	1,035,707
Utah Charter School Finance Authority, George Washington Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	1,500,000	1,500,565
Utah Charter School Finance Authority, Good Foundations Academy Charter School, Revenue Bonds (b)
Series A
5.55%, due 11/15/34	1,525,000	1,525,659
Series A
5.85%, due 11/15/44	3,280,000	3,280,189
Utah Charter School Finance Authority, Hawthorn Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/46	3,795,000	3,795,003
Utah Charter School Finance Authority, Karl G Maeser Preparatory Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	350,000	377,658
Insured: UT CSCE
5.125%, due 4/15/45	390,000	403,264
Utah Charter School Finance Authority, Lakeview Academy of Science Arts & Technology, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/35	1,300,000	1,300,492
Utah Charter School Finance Authority, Legacy Preparatory Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/29	1,075,000	1,075,822
Utah Charter School Finance Authority, Monticello Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	1,000,000	1,000,737
Utah Charter School Finance Authority, Promontory School of Expeditionary Learning, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.60%, due 10/15/33	1,285,000	1,250,573
Utah Charter School Finance Authority, Salt Lake Arts Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.00%, due 4/15/40	1,000,000	802,760
Utah Charter School Finance Authority, Syracuse Arts Academy Project, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/31	630,000	670,210
Insured: UT CSCE
5.00%, due 4/15/33	720,000	767,868

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Utah Charter School Finance Authority, Syracuse Arts Academy Project, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/46	$ 1,180,000	$ 1,195,017
Utah Charter School Finance Authority, Venture Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/29	700,000	700,397
Insured: UT CSCE
5.00%, due 10/15/34	1,095,000	1,095,326
Insured: UT CSCE
5.00%, due 10/15/38	1,095,000	1,095,150
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/35	1,080,000	1,062,130
Utah State University, Revenue Bonds
Series B, Insured: BAM
3.00%, due 12/1/36	2,055,000	1,839,404
		28,915,463
General 10.3%
Black Desert Public Infrastructure District, Assessment Area No. 1, Special Assessment
5.625%, due 12/1/53 (b)	1,461,472	1,481,077
Copper Rim Infrastructure Financing District, Assessment Area, Special Assessment
6.125%, due 12/1/54 (b)	1,000,000	1,024,770
County of Weber, Summit Mountain Assessment Area, Special Assessment
5.50%, due 1/15/28	740,000	741,395
5.75%, due 1/15/33	3,245,000	3,251,761
Currents Community Development District, Assessment, Special Assessment
Series B
4.25%, due 5/1/41 (b)	415,000	379,769
Downtown Daybreak Public Infrastructure District No. 1, South Station Housing and Transit Reinvestment Zone, Tax Allocation
5.00%, due 3/1/41 (b)	1,000,000	1,003,369
Lomond Heights Public Infrastructure District, Lomond Heights Assessment Area, Special Assessment
Series A-2
5.625%, due 12/1/55	1,000,000	992,687
Mida Mountain Village Public Infrastructure District, Tax Allocation
Series 2
(zero coupon), due 6/1/35 (b)(c)	500,000	398,712
Reunion East Community Development District, Special Assessment
3.15%, due 5/1/41	1,000,000	853,649
Skyfall Infrastructure Financing District, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/36 (b)	1,500,000	1,495,734
Tradition Community Development District No. 9, Special Assessment
2.70%, due 5/1/31	425,000	395,216
Utah City West Public Infrastructure District No. 1, Assessment Area No. 1, Special Assessment (b)
5.00%, due 12/1/36	1,550,000	1,581,510
5.50%, due 12/1/46	2,100,000	2,125,260
Verk Industrial Regional Public Infrastructure District, Tax Allocation
6.625%, due 9/1/47 (b)	1,500,000	1,584,497

	Principal Amount	Value
Long-Term Municipal Bonds
General
Washington County Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/32	$ 500,000	$ 501,750
5.00%, due 10/1/37	500,000	501,750
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	1,987,210	2,048,967
		20,361,873
General Obligation 6.1%
Black Ridge Infrastructure Financing District, Assessment Area, Special Assessment
5.50%, due 12/1/40	1,000,000	1,004,634
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,967,143	1,404,048
(zero coupon), due 11/1/51	1,074,219	785,522
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
5.625%, due 7/1/27	748,002	762,942
County of Pennington, Limited General Obligation
Series A
5.00%, due 12/1/46	1,000,000	1,034,314
Emery County School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.00%, due 6/15/35	1,550,000	1,249,927
Logan City School District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/30	1,385,000	1,385,559
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	981,354
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation
4.25%, due 6/1/41 (b)	2,205,000	1,919,630
Salt Lake City School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 3/1/39	1,575,000	1,396,288
		11,924,218
Hospital 3.4%
County of Utah, IHC Health Services, Inc., Revenue Bonds
Series A
5.00%, due 5/15/43	1,690,000	1,744,329
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/35	1,000,000	1,078,147
South Dakota Health & Educational Facilities Authority, Avera Health Issue, Revenue Bonds
4.00%, due 7/1/42	1,290,000	1,202,568
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series C-2
5.00%, due 11/1/51 (d)	1,000,000	1,072,182

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Group, Revenue Bonds
Series C-1
5.00%, due 11/15/51 (d)	$ 1,000,000	$ 1,079,987
Washington Health Care Facilities Authority, Overlake Hospital Medical Center, Revenue Bonds
Series A
4.00%, due 7/1/42	500,000	451,784
		6,628,997
Housing 3.3%
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/48	1,060,000	1,115,730
Utah Board of Higher Education, Dixie State University, Revenue Bonds
Insured: BAM
3.00%, due 6/1/36	1,375,000	1,269,446
Insured: AG
5.00%, due 6/1/30	1,800,000	1,802,573
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.221%, due 3/1/50 (d)	2,462,327	2,349,974
		6,537,723
Other Revenue 41.8%
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series G
5.00%, due 6/1/31	1,500,000	1,566,224
City of Herriman City, Revenue Bonds
Series B
5.00%, due 8/1/33	1,515,000	1,517,525
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (a)	1,000,000	1,065,941
City of Mapleton City, Revenue Bonds
3.00%, due 6/15/36	1,255,000	1,119,301
City of St. George, Electric, Revenue Bonds
Insured: AG
5.00%, due 6/1/27	525,000	525,762
City of West Valley City, Sales Tax, Revenue Bonds
(zero coupon), due 7/15/35	2,645,000	1,636,640
Consolidated Municipalities Electric Power Systems Joint Powers Board, Electric Facilities Improvement Lease, Revenue Bonds
Series A
5.00%, due 6/1/31	1,000,000	1,007,017
County of Tooele, Sales Tax, Revenue Bonds
5.00%, due 9/1/41	750,000	786,332
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds
Series C
5.00%, due 7/15/35 (b)	800,000	800,698

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.25%, due 6/1/45	$ 1,255,000	$ 1,346,731
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.00%, due 6/1/31	1,375,000	1,483,284
Series B, Insured: AG
5.00%, due 6/1/34	1,000,000	1,104,449
Series B, Insured: AG
5.00%, due 6/1/38	500,000	539,949
Series B, Insured: AG
5.25%, due 6/1/42	1,000,000	1,084,340
Series B, Insured: AG
5.25%, due 6/1/43	1,000,000	1,080,157
Duchesne County School District, Revenue Bonds
4.00%, due 6/1/38	750,000	732,686
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	471,898	466,478
King County Housing Authority, Revenue Bonds
5.375%, due 7/1/45	1,000,000	1,045,270
Lehi Local Building Authority, Revenue Bonds
5.00%, due 6/15/30	500,000	535,452
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	750,000	744,534
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/41	1,000,000	936,928
Montana Facility Finance Authority, St. John's United Project, Revenue Bonds
Series B-3
4.10%, due 11/15/31	1,000,000	1,000,372
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
4.22%, due 11/20/42 (d)	1,782,279	1,691,408
Ogden City Municipal Building Authority, Revenue Bonds
Series A
5.00%, due 1/15/43	1,000,000	1,029,731
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds
Series A-1
5.875%, due 3/1/45	1,000,000	1,041,912
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	950,000	1,045,344
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	1,985,000	2,167,894
Tennergy Corp., Revenue Bonds
Series A
4.00%, due 12/1/51 (d)	2,000,000	2,014,852

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.00%, due 12/1/35	$ 1,800,000	$ 1,870,478
Series A-1
5.00%, due 5/1/53 (d)	1,000,000	1,023,492
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (d)	1,500,000	1,563,341
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
Series A
5.00%, due 11/1/34	1,000,000	1,049,465
Tennessee Housing Development Agency, Revenue Bonds
Series 2-B
3.95%, due 1/1/38	1,300,000	1,232,273
Texas Department of Housing & Community Affairs, Revenue Bonds
Series D-2, Insured: GNMA
6.25%, due 1/1/56	985,000	1,086,940
Texas Municipal Gas Acquisition & Supply Corp., Revenue Bonds
5.00%, due 1/1/29	1,100,000	1,130,483
Series A
5.25%, due 3/1/37	1,500,000	1,578,545
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (d)	1,200,000	1,259,388
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 4/1/36	2,000,000	2,066,178
5.00%, due 1/1/55 (d)	1,000,000	1,037,099
Utah Associated Municipal Power Systems, Veyo Heat Recovery Project, Revenue Bonds
5.00%, due 3/1/30	795,000	796,088
5.00%, due 3/1/32	905,000	906,190
5.00%, due 3/1/34	745,000	745,888
Utah Housing Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	2,000,000	1,966,758
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	775,000	826,537
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,215,000	3,538,141
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,895,000	2,082,749
Series E, Insured: GNMA / FNMA / FHLMC
6.75%, due 7/1/55	1,515,000	1,710,868
Utah Housing Corp., Collaborative 1881 Phase 1 LLC (The), Revenue Bonds
2.65%, due 3/1/45 (d)	1,500,000	1,476,177
Utah Housing Corp., Daybreak Affordable Phase II Apartments, Revenue Bonds
3.00%, due 1/1/45 (d)	1,000,000	982,102
Utah Housing Corp., Liberty Corner, Revenue Bonds
3.00%, due 9/1/45 (d)	2,500,000	2,471,550

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Utah Housing Corp., Waymark at Folsom Trail, Revenue Bonds
Insured: FNMA
5.00%, due 11/1/43	$ 1,000,000	$ 1,022,007
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/30	1,000,000	995,095
4.00%, due 10/15/34	1,380,000	1,342,373
5.25%, due 10/15/36	535,000	568,953
5.50%, due 10/15/44	750,000	778,626
5.50%, due 10/15/48	750,000	761,811
Utah Infrastructure Agency, Cedar Hills Project, Revenue Bonds
4.00%, due 10/15/32	995,000	1,008,463
4.25%, due 10/15/42	1,125,000	1,093,637
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/36	1,000,000	950,625
4.00%, due 10/15/42	1,000,000	906,377
Series A
5.00%, due 10/15/34	1,600,000	1,591,496
Utah Transit Authority, Revenue Bonds
(zero coupon), due 12/15/32	1,500,000	1,164,795
5.00%, due 12/15/42	2,000,000	2,160,050
Series C, Insured: AG
5.25%, due 6/15/32	195,000	214,418
Washington State Housing Finance Commission, Revenue Bonds
Series 1, Class A-1
4.08%, due 11/20/41 (d)	1,981,546	1,865,813
West Jordan Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/34	1,000,000	1,003,100
West Valley City Municipal Building Authority, Revenue Bonds
Insured: AG
5.00%, due 2/1/34	1,000,000	1,009,173
Wyoming Community Development Authority, Revenue Bonds
Series 1
3.00%, due 6/1/50	475,000	466,123
		82,420,876
Transportation 10.4%
Alaska Railroad Corp., Revenue Bonds (a)
Insured: AG
5.50%, due 10/1/31	1,000,000	1,095,446
Insured: AG
5.50%, due 10/1/40	1,000,000	1,092,683
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (a)
Series A
5.50%, due 8/1/42	1,200,000	1,271,465
Series A
5.50%, due 8/1/43	550,000	580,516

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Houston, Airport System, Revenue Bonds
Series A
5.50%, due 7/1/43 (a)	$ 1,740,000	$ 1,889,868
City of Salt Lake City, Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/46	2,000,000	2,027,867
Series A
5.25%, due 7/1/38	1,500,000	1,606,615
City of Salt Lake City, International Airport, Revenue Bonds
Series A
5.25%, due 7/1/41 (a)	2,000,000	2,137,267
City of San Antonio, Airport System, Revenue Bonds
5.25%, due 7/1/47 (a)(e)	1,400,000	1,461,336
Greater Orlando Aviation Authority, Revenue Bonds
5.25%, due 10/1/45 (a)	1,000,000	1,046,649
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series B
5.25%, due 10/1/44 (a)	2,000,000	2,107,827
Jacksonville Aviation Authority, Revenue Bonds
5.25%, due 10/1/45 (a)	1,000,000	1,056,540
Municipality of Anchorage, Revenue Bonds
Series A, Insured: AG
5.25%, due 2/1/46 (a)	1,000,000	1,045,758
Port of Seattle, Revenue Bonds
Series B
5.50%, due 8/1/47 (a)	2,000,000	2,099,790
		20,519,627
Utilities 5.0%
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/35	1,185,000	1,268,957
Series A
5.00%, due 7/1/37	1,000,000	1,070,508
Series A
5.00%, due 7/1/42	1,880,000	1,968,589
Series A
5.00%, due 7/1/43	1,740,000	1,828,026
Series A
5.25%, due 7/1/45	1,535,000	1,616,651
Utah Municipal Power Agency, Power Supply System, Revenue Bonds
Series A
5.00%, due 7/1/44	1,000,000	1,061,918
Series A
5.00%, due 7/1/45	1,000,000	1,055,724
		9,870,373

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer 4.5%
Central Valley Water Reclamation Facility, Sustainable Bond, Revenue Bonds
Series B, Insured: AG-CR
3.00%, due 3/1/32	$ 1,215,000	$ 1,162,614
Series B, Insured: AG-CR
3.00%, due 3/1/33	1,025,000	976,862
City of Fairview, Water & Sewer, Revenue Bonds
4.00%, due 6/15/46	725,000	577,114
City of Knoxville, Water System, Revenue Bonds
Series EE
2.00%, due 3/1/29	800,000	768,294
City of Park City, Water, Revenue Bonds
2.125%, due 12/15/37	1,775,000	1,408,012
City of Salt Lake City, Public Utilities, Revenue Bonds
5.00%, due 2/1/44	1,000,000	1,068,495
City of South Jordan, Water, Revenue Bonds
5.00%, due 11/1/43	1,225,000	1,316,424
Florida Governmental Utility Authority, Lehigh Utility System, Revenue Bonds
Insured: AG
5.00%, due 10/1/31	500,000	500,803
San Jacinto River Authority, Woodlands Waste Disposal System Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/30	1,000,000	1,001,124
		8,779,742
Total Long-Term Municipal Bonds (Cost $195,083,965)		195,958,892
Short-Term Municipal Notes 0.2%
Water & Sewer 0.2%
Utah Water Finance Agency, Revenue Bonds
Series B-2
2.20%, due 10/1/35 (f)	400,000	400,000
Total Short-Term Municipal Notes (Cost $400,000)		400,000
Total Municipal Bonds (Cost $195,483,965)		196,358,892

	Shares	Value
Short-Term Investment 0.9%
Unaffiliated Investment Company 0.9%
BNY Dreyfus Government Cash Management - Institutional Shares, 3.552% (g)	1,703,358	$ 1,703,358
Total Short-Term Investment (Cost $1,703,358)		1,703,358
Total Investments (Cost $197,187,323)	100.6%	198,062,250
Other Assets, Less Liabilities	(0.6)	(1,113,072)
Net Assets	100.0%	$ 196,949,178

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(e)	Delayed delivery security.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of July 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 195,958,892	$ —	$ 195,958,892
Short-Term Municipal Notes	—	400,000	—	400,000
Total Municipal Bonds	—	196,358,892	—	196,358,892
Short-Term Investment
Unaffiliated Investment Company	1,703,358	—	—	1,703,358
Total Investments in Securities	$ 1,703,358	$ 196,358,892	$ —	$ 198,062,250

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM Moderate Allocation Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.1%
Equity Funds 56.0%
NYLIM Candriam Emerging Markets Equity Fund Class R6 (a)	1,270,606	$ 20,401,223
NYLIM Candriam International Equity ETF (a)	808,312	30,971,525
NYLIM Candriam U.S. Large Cap Equity ETF (a)	685,264	42,025,254
NYLIM Candriam U.S. Mid Cap Equity ETF (a)	1,110,733	43,536,068
NYLIM Epoch Capital Growth Fund Class I (a)	172,099	2,873,040
NYLIM Epoch International Choice Fund Class I (a)	503,800	28,299,530
NYLIM Epoch U.S. Equity Yield Fund Class R6 (a)	692,834	18,223,746
NYLIM Fiera SMID Growth Fund Class R6 (a)	421,258	7,604,126
NYLIM FTSE International Equity Currency Neutral ETF	446,020	16,667,767
NYLIM PineStone International Equity Fund Class R6	97,604	1,828,771
NYLIM PineStone U.S. Equity Fund Class R6 (a)	374,473	7,824,763
NYLIM S&P 500 Index Fund Class I (a)	408,687	33,425,251
NYLIM U.S. Large Cap R&D Leaders ETF (a)	1,471,869	66,208,789
NYLIM Winslow Large Cap Growth ETF (a)	432,822	23,645,369
NYLIM WMC Enduring Capital Fund Class R6 (a)	204,509	7,868,352
NYLIM WMC Growth Fund Class R6 (a)	677,157	38,347,897
NYLIM WMC International Research Equity Fund Class I (a)	1,928,409	22,642,222
NYLIM WMC Small Companies Fund Class I (a)	543,337	20,569,770
NYLIM WMC Value Fund Class R6 (a)	496,110	18,962,857
Total Equity Funds (Cost $304,698,606)		451,926,320
Fixed Income Funds 34.1%
NYLIM Floating Rate Fund Class R6 (a)	4,800,617	40,891,654
NYLIM Investment Grade CLO ETF (a)	162,223	4,077,475
NYLIM MacKay Core Plus Bond ETF (a)	2,593,444	53,411,979
NYLIM MacKay High Income ETF (a)	787,180	20,179,359
NYLIM MacKay High Yield Corporate Bond Fund Class R6	3,993,372	20,339,839
NYLIM MacKay Securitized Income ETF (a)	1,659,434	41,406,197
NYLIM MacKay Total Return Bond Fund Class R6 (a)	5,970,729	53,627,297
NYLIM MacKay U.S. Infrastructure Bond Fund Class R6 (a)	5,543,501	41,641,115
Total Fixed Income Funds (Cost $280,444,691)		275,574,915
Total Affiliated Investment Companies (Cost $585,143,297)		727,501,235
Short-Term Investment 9.7%
Affiliated Investment Company 9.7%
NYLIM U.S. Government Liquidity Fund, 3.585% (a)(b)	78,410,135	78,410,135
Total Short-Term Investment (Cost $78,410,135)	9.7%	78,410,135
Total Investments (Cost $663,553,432)	99.8%	805,911,370
Other Assets, Less Liabilities	0.2	1,735,914
Net Assets	100.0%	$ 807,647,284

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM Candriam Emerging Markets Debt Fund Class I	$ 16,088	$ 194	$ (16,263)	$ 756	$ (775)	$ —	$ 195	$ —	—
NYLIM Candriam Emerging Markets Equity Fund Class R6	20,419	1,161	(4,453)	1,366	1,908	20,401	255	826	1,271
NYLIM Candriam International Equity ETF	20,706	8,474	(671)	66	2,397	30,972	658	—	808
NYLIM Candriam U.S. Large Cap Equity ETF	40,059	9,768	(13,080)	4,699	579	42,025	294	—	685
NYLIM Candriam U.S. Mid Cap Equity ETF	23,543	18,890	(3,822)	209	4,716	43,536	293	—	1,111
NYLIM Epoch Capital Growth Fund Class I	2,815	219	(161)	10	(10)	2,873	12	207	172
NYLIM Epoch International Choice Fund Class I	23,143	1,931	(1,239)	146	4,319	28,300	477	—	504
NYLIM Epoch U.S. Equity Yield Fund Class R6	34,536	2,055	(21,260)	7,364	(4,471)	18,224	400	1,656	693
NYLIM Fiera SMID Growth Fund Class R6	23,704	1,265	(17,098)	1,621	(1,888)	7,604	—	587	421
NYLIM Floating Rate Fund Class R6	39,612	5,121	(2,815)	(184)	(842)	40,892	2,070	—	4,801
NYLIM FTSE International Equity Currency Neutral ETF	16,218	—	(2,098)	926	1,622	16,668	504	—	446
NYLIM Investment Grade CLO ETF	—	4,083	—	—	(6)	4,077	25	—	162
NYLIM MacKay Core Plus Bond ETF	51,053	6,667	(2,318)	(134)	(1,856)	53,412	2,345	—	2,593
NYLIM MacKay High Income ETF	11,925	9,780	(892)	(18)	(616)	20,179	972	122	787
NYLIM MacKay High Yield Corporate Bond Fund Class R6	11,904	10,000	(1,133)	(17)	(414)	20,340	866	—	3,993
NYLIM MacKay Securitized Income ETF	39,690	5,688	(1,968)	(17)	(1,987)	41,406	1,802	331	1,659
NYLIM MacKay Total Return Bond Fund Class R6	51,187	7,316	(3,084)	(408)	(1,384)	53,627	1,936	—	5,971
NYLIM MacKay U.S. Infrastructure Bond Fund Class R6	39,617	5,606	(2,320)	(5)	(1,257)	41,641	1,402	—	5,544
NYLIM PineStone International Equity Fund Class R6	15,336	342	(14,094)	2,724	(2,479)	1,829	140	53	98
NYLIM PineStone U.S. Equity Fund Class R6	36,880	459	(29,372)	5,022	(5,164)	7,825	187	273	374
NYLIM S&P 500 Index Fund Class I	—	32,289	(2,106)	154	3,088	33,425	—	—	409
NYLIM U.S. Government Liquidity Fund	85,189	139,450	(146,229)	—	—	78,410	2,144	—	78,410
NYLIM U.S. Large Cap R&D Leaders ETF	—	65,030	(4,557)	(73)	5,809	66,209	95	—	1,472
NYLIM Winslow Large Cap Growth ETF	43,703	5,679	(24,006)	1,872	(3,603)	23,645	1	—	433
NYLIM WMC Enduring Capital Fund Class R6	31,223	1,293	(24,883)	2,999	(2,764)	7,868	204	1,088	205
NYLIM WMC Growth Fund Class R6	44,192	8,442	(11,458)	1,085	(3,913)	38,348	—	1,416	677
NYLIM WMC International Research Equity Fund Class I	23,612	6,687	(11,243)	1,717	1,869	22,642	659	—	1,928
NYLIM WMC Small Companies Fund Class I	17,287	4,275	(7,041)	1,038	5,011	20,570	39	—	543
NYLIM WMC Value Fund Class R6	32,579	2,260	(18,293)	2,995	(578)	18,963	495	1,764	496
	$796,220	$364,424	$(387,957)	$35,913	$(2,689)	$805,911	$18,470	$8,323

Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	17,891	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.55%	12/1/26	Daily	4,209	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	3,611	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.42%	4/8/27	Daily	3,965	—
Citibank NA	S&P 500 Energy Sector Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	2,846	—
Citibank NA	S&P 500 Financials Sector Total Return Index	1 day FEDF plus 1.05%	12/1/26	Daily	3,846	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	23,301	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	15,341	—
						$ —

1.	As of July 31, 2026, cash in the amount of $3,423,431 was pledged to brokers for OTC swap contracts.
2.	Fund receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2026.

Abbreviation(s):
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 451,926,320	$ —	$ —	$ 451,926,320
Fixed Income Funds	275,574,915	—	—	275,574,915
Total Affiliated Investment Companies	727,501,235	—	—	727,501,235
Short-Term Investment
Affiliated Investment Company	78,410,135	—	—	78,410,135
Total Investments in Securities	805,911,370	—	—	805,911,370
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 805,911,370	$ —	$ —	$ 805,911,370

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM WMC Growth Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Aerospace & Defense 3.3%
Axon Enterprise, Inc. (a)	19,007	$ 10,031,134
GE Aerospace	61,964	22,311,378
		32,342,512
Automobiles 1.3%
Tesla, Inc. (a)	41,470	12,905,879
Biotechnology 1.0%
Natera, Inc. (a)	36,258	9,708,442
Broadline Retail 1.8%
Amazon.com, Inc. (a)	65,665	17,833,301
Capital Markets 2.7%
Goldman Sachs Group, Inc. (The)	1,822	1,855,488
KKR & Co., Inc.	64,577	6,550,045
MSCI, Inc.	19,511	11,164,975
Nasdaq, Inc.	77,209	7,272,316
		26,842,824
Communications Equipment 1.5%
Arista Networks, Inc. (a)	81,480	14,694,918
Consumer Staples Distribution & Retail 1.0%
Costco Wholesale Corp.	10,371	9,872,051
Diversified Telecommunication Services 0.3%
Space Exploration Technologies Corp., Class A (a)(b)	28,378	3,075,324
Electrical Equipment 3.0%
Eaton Corp. plc	24,497	10,171,154
GE Vernova, Inc.	6,321	6,259,623
Vertiv Holdings Co., Class A	53,112	12,830,266
		29,261,043
Electronic Equipment, Instruments & Components 3.4%
Corning, Inc.	76,171	10,530,641
Flex Ltd. (a)	93,900	10,681,125
Jabil, Inc.	38,714	12,196,845
		33,408,611
Entertainment 1.6%
Netflix, Inc. (a)	32,552	2,334,304
Spotify Technology SA (a)	26,445	13,220,913
		15,555,217

	Shares	Value
Common Stocks
Financial Services 4.1%
Mastercard, Inc., Class A	53,748	$ 30,802,979
Visa, Inc., Class A	26,409	9,669,127
		40,472,106
Health Care Equipment & Supplies 2.3%
IDEXX Laboratories, Inc. (a)	13,642	7,626,833
Intuitive Surgical, Inc. (a)	26,441	9,342,399
Stryker Corp.	15,782	5,140,197
		22,109,429
Health Care REITs 1.6%
Welltower, Inc.	66,536	15,598,700
Hotels, Restaurants & Leisure 2.7%
DoorDash, Inc., Class A (a)	54,627	10,715,632
Hilton Worldwide Holdings, Inc.	23,787	7,623,496
Starbucks Corp.	80,479	8,470,415
		26,809,543
Interactive Media & Services 14.4%
Alphabet, Inc., Class C	310,443	110,719,496
Meta Platforms, Inc., Class A	54,709	30,457,047
		141,176,543
IT Services 3.0%
Cloudflare, Inc., Class A (a)	63,234	17,641,022
Shopify, Inc., Class A (a)	103,102	12,078,399
		29,719,421
Life Sciences Tools & Services 0.4%
Waters Corp. (a)	10,573	3,989,299
Machinery 0.9%
Caterpillar, Inc.	5,471	4,457,825
Cummins, Inc.	6,085	3,859,107
		8,316,932
Pharmaceuticals 4.5%
Eli Lilly & Co.	38,603	44,348,671
Semiconductors & Semiconductor Equipment 24.2%
Advanced Micro Devices, Inc. (a)	28,811	13,718,358
Applied Materials, Inc.	9,589	4,868,047
Broadcom, Inc.	131,089	51,030,326
KLA Corp.	68,523	12,527,375
Micron Technology, Inc.	25,364	20,875,333
NVIDIA Corp.	604,358	121,324,869

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	33,043	$ 13,357,633
		237,701,941
Software 9.9%
Cadence Design Systems, Inc. (a)	43,071	14,645,001
Datadog, Inc., Class A (a)	43,100	11,549,507
Microsoft Corp.	98,684	45,860,429
Palantir Technologies, Inc., Class A (a)	4,291	528,050
Palo Alto Networks, Inc. (a)	42,309	14,039,395
Samsara, Inc., Class A (a)	291,532	10,865,398
		97,487,780
Specialty Retail 0.7%
Ross Stores, Inc.	25,131	6,309,640
Technology Hardware, Storage & Peripherals 10.1%
Apple, Inc.	172,022	53,139,316
Dell Technologies, Inc., Class C	27,825	11,279,420
Sandisk Corp. (a)	2,070	2,514,698
Seagate Technology Holdings plc	16,536	14,156,966
Western Digital Corp.	32,079	17,477,922
		98,568,322
Total Common Stocks (Cost $592,041,370)		978,108,449
Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
NYLIM U.S. Government Liquidity Fund, 3.585% (c)	3,517,701	3,517,701
Total Short-Term Investment (Cost $3,517,701)		3,517,701
Total Investments (Cost $595,559,071)	100.1%	981,626,150
Other Assets, Less Liabilities	(0.1)	(756,203)
Net Assets	100.0%	$ 980,869,947

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.

(b)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $3,075,215. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,249,702.
(c)	Current yield as of July 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 13,442	$ 125,626	$ (135,550)	$ —	$ —	$ 3,518	$ 178	$ —	3,518

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 978,108,449	$ —	$ —	$ 978,108,449
Short-Term Investment
Affiliated Investment Company	3,517,701	—	—	3,517,701
Total Investments in Securities	$ 981,626,150	$ —	$ —	$ 981,626,150

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM WMC International Research Equity Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 97.1%
Australia 1.9%
ANZ Group Holdings Ltd. (Banks)	53,145	$ 1,390,445
Challenger Ltd. (Financial Services)	41,113	283,754
Glencore plc (Metals & Mining)	324,825	2,374,853
National Australia Bank Ltd. (Banks)	26,419	768,928
Orora Ltd. (Containers & Packaging)	128,612	132,374
		4,950,354
Austria 1.6%
BAWAG Group AG (Banks) (a)	10,817	2,178,327
Erste Group Bank AG (Banks)	13,895	1,801,446
		3,979,773
Belgium 2.4%
Anheuser-Busch InBev SA/NV (Beverages)	20,763	1,795,411
KBC Group NV (Banks)	20,812	2,999,773
UCB SA (Pharmaceuticals)	5,351	1,377,865
		6,173,049
Brazil 1.8%
Banco Santander Brasil SA (Banks)	187,610	1,059,230
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	247,996	1,355,156
Inter & Co., Inc., Class A (Banks)	65,342	365,915
MercadoLibre, Inc. (Broadline Retail) (b)	910	1,708,935
Suzano SA (Paper & Forest Products)	16,438	140,476
		4,629,712
Canada 1.9%
Barrick Mining Corp. (Metals & Mining)	27,449	1,007,419
Descartes Systems Group, Inc. (The) (Software) (b)	4,138	310,767
Faraday Copper Corp. (Metals & Mining) (b)	13,769	53,923
Hemlo Mining Corp. (Metals & Mining) (b)	81,409	295,009
iA Financial Corp., Inc. (Insurance)	7,602	1,123,991
LunR Royalties Corp. (Metals & Mining) (b)	25,872	342,352
Methanex Corp. (Chemicals)	7,436	413,267
Shopify, Inc., Class A (IT Services) (b)	11,322	1,325,995
		4,872,723
Chile 0.9%
Antofagasta plc (Metals & Mining)	23,445	1,161,031
Lundin Mining Corp. (Metals & Mining)	49,702	1,230,629
		2,391,660
China 5.4%
Alebund Pharmaceuticals Jiangsu Ltd. (Pharmaceuticals) (b)	30,000	104,203
Alibaba Group Holding Ltd. (Broadline Retail)	169,716	2,592,324
China Construction Bank Corp., Class H (Banks)	634,594	745,593
China Merchants Bank Co. Ltd., Class H (Banks)	177,022	1,149,851
ENN Energy Holdings Ltd. (Gas Utilities)	162,559	973,178
GenFleet Therapeutics Shanghai, Inc., Class H (Biotechnology) (b)(c)	94,000	332,961

	Shares	Value
Common Stocks
China
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (Pharmaceuticals)	60,800	$ 443,186
People's Insurance Co. Group of China Ltd. (The), Class H (Insurance)	1,229,711	857,247
Pony AI, Inc., ADR (Software) (b)(c)	19,471	153,237
Sany Heavy Industry Co. Ltd., Class H (Machinery)	98,659	264,486
Tencent Holdings Ltd. (Interactive Media & Services)	80,344	4,872,244
Weichai Power Co. Ltd., Class H (Machinery)	166,929	704,171
Yadea Group Holdings Ltd. (Automobiles) (a)	206,936	283,155
Zhongsheng Group Holdings Ltd. (Specialty Retail)	271,619	156,949
		13,632,785
Denmark 0.8%
DSV A/S (Air Freight & Logistics)	7,380	1,596,574
Novo Nordisk A/S, Class B (Pharmaceuticals)	9,130	430,183
		2,026,757
Finland 0.4%
Metso OYJ (Machinery)	48,198	897,958
Stora Enso OYJ, Class R (Paper & Forest Products) (c)	19,348	221,921
		1,119,879
France 10.0%
Air Liquide SA (Chemicals)	7,185	1,415,007
Airbus SE (Aerospace & Defense)	6,428	1,502,677
Arkema SA (Chemicals)	4,730	321,611
Ayvens SA (Ground Transportation) (a)	89,478	1,201,838
Bureau Veritas SA (Professional Services)	27,433	876,016
Cie de Saint-Gobain SA (Building Products)	10,638	999,744
Engie SA (Multi-Utilities)	78,767	2,463,145
JCDecaux SE (Media)	33,292	869,845
Klepierre SA (Retail REITs)	58,975	2,676,854
Orange SA (Diversified Telecommunication Services)	60,409	1,154,467
Pernod Ricard SA (Beverages)	7,904	620,930
Renault SA (Automobiles)	13,561	427,019
Rexel SA (Trading Companies & Distributors)	25,941	1,073,609
Societe Generale SA (Banks)	24,831	2,331,675
Thales SA (Aerospace & Defense)	3,283	931,935
TotalEnergies SE (Oil, Gas & Consumable Fuels)	57,203	5,080,835
Valeo SE (Automobile Components)	29,196	502,256
Vinci SA (Construction & Engineering)	6,865	971,955
		25,421,418
Germany 3.4%
Allianz SE (Registered) (Insurance)	3,925	1,959,059
Aumovio SE (Automobile Components) (b)	12,225	562,157
Brenntag SE (Trading Companies & Distributors)	5,037	355,153
E.ON SE (Multi-Utilities)	106,407	2,297,771
RENK Group AG (Machinery) (c)	838	46,268
Rheinmetall AG (Aerospace & Defense)	533	701,121
SAP SE (Software)	1,843	334,607

	Shares	Value
Common Stocks
Germany
Siemens AG (Registered) (Industrial Conglomerates)	7,133	$ 2,325,270
		8,581,406
Hong Kong 2.9%
AIA Group Ltd. (Insurance)	241,119	2,441,776
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	17,063	889,388
Hongkong Land Holdings Ltd. (Real Estate Management & Development)	153,414	1,246,458
Prudential plc (Insurance)	129,998	1,952,087
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	53,689	844,696
		7,374,405
Hungary 1.1%
OTP Bank Nyrt. (Banks)	18,062	2,671,605
India 1.4%
HDFC Bank Ltd. (Banks)	47,583	373,156
HDFC Bank Ltd., ADR (Banks)	46,884	1,121,934
ICICI Bank Ltd., Sponsored ADR (Banks)	15,186	455,428
IDFC First Bank Ltd. (Banks)	635,453	565,063
Larsen & Toubro Ltd. (Construction & Engineering)	2,956	122,355
Mahindra & Mahindra Ltd. (Automobiles)	13,826	493,481
SBI Life Insurance Co. Ltd. (Insurance) (a)	19,114	377,102
		3,508,519
Indonesia 0.4%
Bank Central Asia Tbk. PT (Banks)	1,192,918	419,529
United Tractors Tbk. PT (Oil, Gas & Consumable Fuels)	349,686	465,357
		884,886
Ireland 0.1%
AIB Group plc (Banks)	17,634	208,839
Israel 0.2%
Phoenix Financial Ltd. (Insurance)	1,759	99,079
Wix.com Ltd. (IT Services) (b)(c)	5,198	286,046
		385,125
Italy 2.4%
Coca-Cola HBC AG (Beverages)	15,342	1,036,310
FinecoBank Banca Fineco SpA (Banks)	69,750	1,910,719
UniCredit SpA (Banks)	26,098	2,465,408
Unipol Assicurazioni SpA (Insurance)	19,501	610,118
		6,022,555
Japan 14.4%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	7,035	1,391,502
Asics Corp. (Textiles, Apparel & Luxury Goods)	58,692	1,732,511
Capcom Co. Ltd. (Entertainment) (c)	36,592	912,089
Chubu Electric Power Co., Inc. (Electric Utilities)	52,399	910,905

	Shares	Value
Common Stocks
Japan
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	18,714	$ 812,356
Daiichi Life Group, Inc. (Insurance)	51,369	615,789
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	51,499	826,623
FANUC Corp. (Machinery)	16,803	671,482
Fukuoka Financial Group, Inc. (Banks)	14,952	688,115
Hachijuni Bank Ltd. (The) (Banks)	34,885	547,203
Hitachi Construction Machinery Co. Ltd. (Machinery)	14,549	487,798
Hitachi Ltd. (Industrial Conglomerates)	54,149	1,797,185
Hokuhoku Financial Group, Inc. (Banks)	9,151	424,658
Honda Motor Co. Ltd. (Automobiles)	49,622	501,649
IHI Corp. (Machinery)	12,855	226,136
Isuzu Motors Ltd. (Automobiles)	48,064	724,623
Japan Tobacco, Inc. (Tobacco)	14,189	632,265
Kajima Corp. (Construction & Engineering)	31,966	1,069,929
Keiyo Bank Ltd. (The) (Banks)	16,050	264,561
Keyence Corp. (Electronic Equipment, Instruments & Components) (c)	2,025	1,017,605
Kioxia Holdings Corp. (Semiconductors & Semiconductor Equipment) (b)	7,022	1,955,629
Koito Manufacturing Co. Ltd. (Automobile Components)	24,930	418,416
Komatsu Ltd. (Machinery)	19,106	842,482
Kyoto Financial Group, Inc. (Banks) (c)	20,810	578,099
Kyushu Financial Group, Inc. (Banks)	29,284	272,031
M3, Inc. (Health Care Technology) (c)	47,988	536,471
Marubeni Corp. (Trading Companies & Distributors) (c)	12,708	416,230
MISUMI Group, Inc. (Machinery)	44,849	1,082,385
Mitsubishi Corp. (Trading Companies & Distributors)	12,622	379,377
Mitsubishi Electric Corp. (Electrical Equipment)	7,319	266,788
Mitsubishi Heavy Industries Ltd. (Machinery)	22,955	537,603
Mizuho Financial Group, Inc. (Banks)	70,758	3,663,484
NEC Corp. (IT Services)	36,041	1,075,556
Nippon Sanso Holdings Corp. (Chemicals)	10,090	367,181
Otsuka Holdings Co. Ltd. (Pharmaceuticals) (c)	12,820	892,655
Pan Pacific International Holdings Corp. (Broadline Retail)	162,058	920,611
Shimano, Inc. (Leisure Products)	900	113,806
Shin-Etsu Chemical Co. Ltd. (Chemicals)	47,780	1,715,385
Shionogi & Co. Ltd. (Pharmaceuticals)	50,190	914,339
SMC Corp. (Machinery)	529	227,020
SoftBank Group Corp. (Wireless Telecommunication Services)	27,617	858,722
Sumitomo Rubber Industries Ltd. (Automobile Components) (c)	20,663	291,523
Suzuki Motor Corp. (Automobiles)	45,531	598,166
Tokio Marine Holdings, Inc. (Insurance)	21,668	1,105,953
Toyoda Gosei Co. Ltd. (Automobile Components)	10,473	362,077
		36,646,973
Mexico 0.7%
Grupo Financiero Banorte SAB de CV, Class O (Banks)	144,661	1,675,343
Netherlands 4.1%
Adyen NV (Financial Services) (a)(b)	365	370,250

	Shares	Value
Common Stocks
Netherlands
Arcadis NV (Professional Services)	24,629	$ 1,162,499
Argenx SE (Biotechnology) (b)	1,070	916,951
Argenx SE, ADR (Biotechnology) (b)	371	316,767
ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,140	6,769,874
IMCD NV (Trading Companies & Distributors)	2,529	276,403
NN Group NV (Insurance)	6,351	597,381
		10,410,125
Nigeria 0.4%
Airtel Africa plc (Wireless Telecommunication Services) (a)	210,751	947,091
Norway 0.1%
Storebrand ASA (Insurance)	12,890	274,026
Poland 0.3%
KGHM Polska Miedz SA (Metals & Mining)	10,614	874,154
Portugal 0.2%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	29,581	592,442
Republic of Korea 6.7%
Coupang, Inc. (Broadline Retail) (b)	70,778	1,157,220
Hana Financial Group, Inc. (Banks)	15,262	1,342,473
Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	615	393,931
KT Corp. (Diversified Telecommunication Services)	25,192	917,543
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	38,039	6,850,733
SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	5,268	5,787,802
SK hynix, Inc., ADR (Semiconductors & Semiconductor Equipment) (b)	4,209	604,960
		17,054,662
Russia 0.0% ‡
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (b)(d)	11,171	—
Mobile TeleSystems PJSC (Wireless Telecommunication Services) (b)(d)	80,528	—
		—
Singapore 1.9%
DBS Group Holdings Ltd. (Banks)	38,239	2,204,673
Grab Holdings Ltd., Class A (Ground Transportation) (b)	337,007	1,179,524
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	416,967	1,443,464
		4,827,661
South Africa 1.1%
Anglo American plc (Metals & Mining)	45,126	2,278,864
Discovery Ltd. (Insurance)	28,642	454,854
		2,733,718
Spain 1.1%
Industria de Diseno Textil SA (Specialty Retail)	43,626	2,859,536

	Shares	Value
Common Stocks
Sweden 0.3%
Sandvik AB (Machinery)	18,714	$ 701,525
Switzerland 2.4%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	8,962	2,117,403
Galderma Group AG (Pharmaceuticals)	5,030	1,094,532
UBS Group AG (Registered) (Capital Markets)	52,680	2,777,425
		5,989,360
Taiwan 8.1%
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,057	2,219,208
CTBC Financial Holding Co. Ltd. (Banks)	603,203	1,212,937
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	15,633	1,673,127
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	208,684	15,605,771
		20,711,043
Thailand 0.0% ‡
PTT Global Chemical PCL (Chemicals)	45,700	49,953
United Arab Emirates 0.5%
Emirates NBD Bank PJSC (Banks)	167,720	1,381,867
United Kingdom 11.2%
Admiral Group plc (Insurance)	24,831	1,261,996
AstraZeneca plc (Pharmaceuticals)	16,476	2,811,922
British American Tobacco plc (Tobacco)	60,525	3,674,524
BT Group plc (Diversified Telecommunication Services)	462,001	1,253,541
Croda International plc (Chemicals)	5,090	220,364
GSK plc (Pharmaceuticals)	73,177	1,894,754
Hikma Pharmaceuticals plc (Pharmaceuticals)	23,421	501,029
Hiscox Ltd. (Insurance)	32,422	790,908
HSBC Holdings plc (Banks)	66,155	1,419,289
Imperial Brands plc (Tobacco)	51,674	1,961,351
Inchcape plc (Distributors)	61,725	697,961
Marks & Spencer Group plc (Consumer Staples Distribution & Retail)	225,800	1,234,717
Next plc (Broadline Retail)	4,114	827,354
Reckitt Benckiser Group plc (Household Products)	18,376	1,297,112
Rolls-Royce Holdings plc (Aerospace & Defense)	75,399	1,497,166
Shawbrook Group plc (Banks) (a)(b)	134,446	593,918
Smiths Group plc (Industrial Conglomerates)	23,483	837,755
SSE plc (Electric Utilities)	33,889	1,067,509
Standard Chartered plc (Banks)	55,813	1,649,753
Tesco plc (Consumer Staples Distribution & Retail)	400,404	2,637,225
Wise Group plc, Class A (Financial Services) (b)	34,343	411,936
		28,542,084
United States 4.3%
CyberArk Software Ltd. (Software)	1,785	80,325

	Shares	Value
Common Stocks
United States
Experian plc (Professional Services)	8,662	$ 328,491
Novartis AG (Registered) (Pharmaceuticals)	9,077	1,416,992
QIAGEN NV (Life Sciences Tools & Services)	21,979	905,863
Roche Holding AG (Pharmaceuticals)	2,334	1,020,499
Shell plc (Oil, Gas & Consumable Fuels)	122,684	5,630,350
Spotify Technology SA (Entertainment) (b)	3,097	1,548,314
		10,930,834
Zambia 0.3%
First Quantum Minerals Ltd. (Metals & Mining) (b)	29,674	822,578
Total Common Stocks (Cost $216,407,813)		246,860,425
Exchange-Traded Fund 1.9%
United States 1.9%
iShares MSCI ACWI ex U.S. ETF (c)	64,896	4,883,424
Total Exchange-Traded Fund (Cost $4,875,796)		4,883,424
Short-Term Investments 1.9%
Affiliated Investment Company 0.5%
United States 0.5%
NYLIM U.S. Government Liquidity Fund, 3.585% (e)	1,249,421	1,249,421
Unaffiliated Investment Company 1.4%
United States 1.4%
Invesco Government & Agency Portfolio, 3.742% (e)(f)	3,433,911	3,433,911
Total Short-Term Investments (Cost $4,683,332)		4,683,332
Total Investments (Cost $225,966,941)	100.9%	256,427,181
Other Assets, Less Liabilities	(0.9)	(2,178,344)
Net Assets	100.0%	$ 254,248,837

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $4,053,155; the total market value of collateral held by the Fund was $4,252,076. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $818,165. The Fund received cash collateral with a value of $3,433,911.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of July 31, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 6,904	$ 51,518	$ (57,173)	$ —	$ —	$ 1,249	$ 26	$ —	1,249

Abbreviation(s):
ACWI—All Country World Index
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PCL—Provision for Credit Losses
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 4,950,354	$ —	$ 4,950,354
Austria	—	3,979,773	—	3,979,773
Belgium	—	6,173,049	—	6,173,049
Chile	1,230,629	1,161,031	—	2,391,660
China	153,237	13,479,548	—	13,632,785
Denmark	—	2,026,757	—	2,026,757
Finland	—	1,119,879	—	1,119,879
France	—	25,421,418	—	25,421,418
Germany	—	8,581,406	—	8,581,406
Hong Kong	—	7,374,405	—	7,374,405
Hungary	—	2,671,605	—	2,671,605
India	1,577,362	1,931,157	—	3,508,519
Indonesia	—	884,886	—	884,886
Ireland	—	208,839	—	208,839
Israel	286,046	99,079	—	385,125
Italy	—	6,022,555	—	6,022,555
Japan	—	36,646,973	—	36,646,973
Netherlands	316,767	10,093,358	—	10,410,125
Nigeria	—	947,091	—	947,091
Norway	—	274,026	—	274,026
Poland	—	874,154	—	874,154
Portugal	—	592,442	—	592,442
Republic of Korea	1,762,180	15,292,482	—	17,054,662
Singapore	1,179,524	3,648,137	—	4,827,661
South Africa	—	2,733,718	—	2,733,718
Spain	—	2,859,536	—	2,859,536
Sweden	—	701,525	—	701,525
Switzerland	—	5,989,360	—	5,989,360
Taiwan	—	20,711,043	—	20,711,043
Thailand	—	49,953	—	49,953
United Arab Emirates	—	1,381,867	—	1,381,867
United Kingdom	—	28,542,084	—	28,542,084
United States	1,548,314	9,382,520	—	10,930,834
All Other Countries	12,000,356	—	—	12,000,356
Total Common Stocks	20,054,415	226,806,010	—	246,860,425
Exchange-Traded Fund	4,883,424	—	—	4,883,424
Short-Term Investments
Affiliated Investment Company	1,249,421	—	—	1,249,421
Unaffiliated Investment Company	3,433,911	—	—	3,433,911
Total Short-Term Investments	4,683,332	—	—	4,683,332
Total Investments in Securities	$ 29,621,171	$ 226,806,010	$ —	$ 256,427,181

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM S&P 500 Index Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 2.3%
Axon Enterprise, Inc. (a)	2,647	$ 1,396,981
Boeing Co. (The) (a)	25,887	5,595,216
GE Aerospace	34,263	12,337,078
General Dynamics Corp.	8,335	3,195,806
Honeywell Aerospace, Inc. (a)	10,404	2,150,923
Howmet Aerospace, Inc.	13,139	3,708,614
Huntington Ingalls Industries, Inc.	1,294	422,426
L3Harris Technologies, Inc.	6,118	1,695,053
Lockheed Martin Corp.	6,663	3,882,797
Northrop Grumman Corp.	4,384	2,378,232
RTX Corp.	44,224	9,517,889
Textron, Inc.	5,710	486,835
TransDigm Group, Inc.	1,837	2,304,296
		49,072,146
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	3,871	571,863
Expeditors International of Washington, Inc.	4,295	721,087
FedEx Corp.	7,209	2,216,047
United Parcel Service, Inc., Class B	24,517	2,555,162
		6,064,159
Automobile Components 0.0% ‡
Aptiv plc (a)	6,950	392,467
Automobiles 1.6%
Ford Motor Co.	128,528	1,886,791
General Motors Co.	29,610	2,631,145
Tesla, Inc. (a)	92,453	28,772,298
		33,290,234
Banks 3.5%
Bank of America Corp.	214,404	13,282,328
Citigroup, Inc.	56,010	7,418,524
Citizens Financial Group, Inc.	13,887	995,003
Fifth Third Bancorp	29,763	1,681,609
Huntington Bancshares, Inc.	66,570	1,134,353
JPMorgan Chase & Co.	87,994	30,955,409
KeyCorp	30,265	683,686
M&T Bank Corp.	4,809	1,184,409
PNC Financial Services Group, Inc. (The)	13,187	3,295,036
Regions Financial Corp.	28,025	867,374
Truist Financial Corp.	40,914	2,120,982
U.S. Bancorp	50,977	3,212,061
Wells Fargo & Co.	100,495	8,687,793
		75,518,567

	Shares	Value
Common Stocks
Beverages 1.0%
Brown-Forman Corp., Class B	5,529	$ 158,848
Coca-Cola Co. (The)	127,162	11,138,120
Constellation Brands, Inc., Class A	4,580	596,453
Keurig Dr Pepper, Inc.	44,680	1,390,442
Molson Coors Beverage Co., Class B	5,268	218,938
Monster Beverage Corp. (a)	23,446	2,259,725
PepsiCo, Inc.	44,884	6,264,011
		22,026,537
Biotechnology 1.7%
AbbVie, Inc.	58,021	14,559,790
Amgen, Inc.	17,724	6,826,576
Biogen, Inc. (a)	4,848	983,902
Gilead Sciences, Inc.	40,773	5,309,052
Incyte Corp. (a)	5,511	658,675
Moderna, Inc. (a)	11,597	635,747
Regeneron Pharmaceuticals, Inc.	3,281	2,502,189
Vertex Pharmaceuticals, Inc. (a)	8,335	3,976,628
		35,452,559
Broadline Retail 4.2%
Amazon.com, Inc. (a)	321,465	87,303,465
eBay, Inc.	14,581	1,662,380
		88,965,845
Building Products 0.5%
A O Smith Corp. (b)	3,677	221,098
Allegion plc	2,822	444,183
Builders FirstSource, Inc. (a)	3,532	234,666
Carrier Global Corp.	25,639	1,584,747
Johnson Controls International plc	20,036	2,938,480
Lennox International, Inc.	1,040	432,515
Masco Corp.	6,625	473,555
Trane Technologies plc	7,259	3,302,482
		9,631,726
Capital Markets 3.1%
Ameriprise Financial, Inc.	2,952	1,611,320
Ares Management Corp.	6,927	887,279
Bank of New York Mellon Corp. (The)	22,540	3,523,678
BlackRock, Inc.	4,741	5,169,539
Blackstone, Inc.	24,396	3,116,589
Cboe Global Markets, Inc.	3,437	1,066,260
Charles Schwab Corp. (The)	53,686	5,649,915
CME Group, Inc.	11,900	3,186,701
Coinbase Global, Inc., Class A (a)	7,304	1,068,283
FactSet Research Systems, Inc.	1,196	314,787
Franklin Resources, Inc.	10,068	340,902
Goldman Sachs Group, Inc. (The)	9,688	9,866,065

	Shares	Value
Common Stocks
Capital Markets
Interactive Brokers Group, Inc., Class A	14,629	$ 1,287,206
Intercontinental Exchange, Inc.	18,571	2,831,706
Invesco Ltd.	14,558	430,917
KKR & Co., Inc.	22,704	2,302,867
Moody's Corp.	4,934	2,360,327
Morgan Stanley	39,366	8,283,394
MSCI, Inc.	2,391	1,368,226
Nasdaq, Inc.	14,672	1,381,956
Northern Trust Corp.	6,077	1,107,169
Raymond James Financial, Inc.	5,696	1,002,382
Robinhood Markets, Inc., Class A (a)	25,982	2,249,002
S&P Global, Inc.	9,957	4,101,587
State Street Corp.	9,089	1,673,830
T. Rowe Price Group, Inc.	7,036	786,273
		66,968,160
Chemicals 0.9%
Air Products and Chemicals, Inc.	7,313	2,156,531
Albemarle Corp.	3,873	455,620
CF Industries Holdings, Inc.	5,045	631,584
Corteva, Inc.	21,964	1,728,786
Dow, Inc.	23,669	716,934
Ecolab, Inc.	8,318	2,309,326
International Flavors & Fragrances, Inc.	8,384	664,180
Linde plc	15,183	7,263,244
LyondellBasell Industries NV, Class A	8,480	526,438
Mosaic Co. (The)	10,438	230,889
PPG Industries, Inc.	7,320	809,006
Sherwin-Williams Co. (The)	7,532	2,567,282
		20,059,820
Commercial Services & Supplies 0.4%
Cintas Corp.	11,168	2,285,308
Copart, Inc. (a)	29,104	847,508
Republic Services, Inc.	6,567	1,382,682
Rollins, Inc.	9,645	366,221
Veralto Corp.	8,065	759,481
Waste Management, Inc.	12,133	2,748,731
		8,389,931
Communications Equipment 1.3%
Arista Networks, Inc. (a)	33,908	6,115,308
Ciena Corp. (a)	4,643	1,750,643
Cisco Systems, Inc.	129,712	15,045,295
F5, Inc. (a)	1,853	745,962
Lumentum Holdings, Inc. (a)	2,555	1,824,117
Motorola Solutions, Inc.	5,451	2,375,273
		27,856,598

	Shares	Value
Common Stocks
Construction & Engineering 0.3%
Comfort Systems USA, Inc.	1,154	$ 1,996,062
EMCOR Group, Inc.	1,459	1,163,451
Quanta Services, Inc.	4,928	3,288,750
		6,448,263
Construction Materials 0.2%
CRH plc	21,943	2,084,804
Martin Marietta Materials, Inc.	1,972	1,035,576
Vulcan Materials Co.	4,261	1,144,377
		4,264,757
Consumer Finance 0.5%
American Express Co.	17,478	5,876,978
Capital One Financial Corp.	20,436	4,271,328
Synchrony Financial	11,046	837,176
		10,985,482
Consumer Staples Distribution & Retail 1.7%
Casey's General Stores, Inc.	1,214	1,057,394
Costco Wholesale Corp.	14,569	13,868,085
Dollar General Corp.	7,232	918,826
Dollar Tree, Inc. (a)	5,947	756,518
Kroger Co. (The)	18,628	1,075,581
Sysco Corp.	15,703	1,338,524
Target Corp.	14,915	2,155,068
Walmart, Inc.	143,970	16,009,464
		37,179,460
Containers & Packaging 0.2%
Amcor plc	15,183	681,413
Avery Dennison Corp.	2,512	426,362
Ball Corp.	8,743	567,420
International Paper Co.	17,389	709,993
Packaging Corp. of America	2,908	714,903
Smurfit WestRock plc	17,223	791,741
		3,891,832
Distributors 0.0% ‡
Genuine Parts Co.	4,520	562,152
Diversified Telecommunication Services 0.7%
AT&T, Inc.	228,180	5,305,185
Comcast Corp., Class A	117,000	2,803,320
Verizon Communications, Inc.	137,123	6,418,728
		14,527,233
Electric Utilities 1.4%
Alliant Energy Corp.	8,482	600,356
American Electric Power Co., Inc.	17,868	2,284,424

	Shares	Value
Common Stocks
Electric Utilities
Constellation Energy Corp.	10,498	$ 2,758,349
Duke Energy Corp.	25,602	3,211,259
Edison International	12,636	927,103
Entergy Corp.	15,037	1,618,282
Evergy, Inc.	7,570	628,386
Eversource Energy	12,350	884,136
Exelon Corp.	33,602	1,539,644
FirstEnergy Corp.	17,096	825,908
NextEra Energy, Inc.	68,481	5,952,369
NRG Energy, Inc.	6,929	930,495
PG&E Corp.	72,320	1,256,922
Pinnacle West Capital Corp.	3,980	401,940
PPL Corp.	24,707	869,933
Southern Co. (The)	37,020	3,499,871
Xcel Energy, Inc.	20,501	1,603,178
		29,792,555
Electrical Equipment 1.2%
AMETEK, Inc.	7,527	1,819,351
Eaton Corp. plc	12,752	5,294,631
Emerson Electric Co.	18,393	2,755,639
GE Vernova, Inc.	8,825	8,739,309
Generac Holdings, Inc. (a)	1,933	381,014
Hubbell, Inc.	1,735	819,874
Rockwell Automation, Inc.	3,654	1,754,212
Vertiv Holdings Co., Class A	12,614	3,047,164
		24,611,194
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	40,400	6,492,280
CDW Corp.	4,195	620,063
Coherent Corp. (a)	6,425	1,689,068
Corning, Inc.	25,719	3,555,652
Flex Ltd. (a)	12,071	1,373,076
Jabil, Inc.	3,465	1,091,648
Keysight Technologies, Inc. (a)	5,632	1,797,059
TE Connectivity plc	9,586	1,971,744
Teledyne Technologies, Inc. (a)	1,521	997,122
Zebra Technologies Corp., Class A (a)	1,564	459,535
		20,047,247
Energy Equipment & Services 0.2%
Baker Hughes Co.	32,579	1,970,704
Halliburton Co.	27,434	884,746
SLB Ltd.	49,097	2,434,720
		5,290,170
Entertainment 1.0%
Electronic Arts, Inc.	7,396	1,552,124

	Shares	Value
Common Stocks
Entertainment
Live Nation Entertainment, Inc. (a)	5,197	$ 904,953
Netflix, Inc. (a)	138,280	9,916,059
Take-Two Interactive Software, Inc. (a)	5,716	1,388,531
TKO Group Holdings, Inc.	2,068	375,983
Walt Disney Co. (The)	57,026	5,485,331
Warner Bros Discovery, Inc. (a)	81,389	2,140,531
		21,763,512
Financial Services 3.5%
Apollo Global Management, Inc.	15,146	1,902,186
Berkshire Hathaway, Inc., Class B (a)	60,205	30,797,266
Block, Inc. (a)	17,576	1,427,874
Corpay, Inc. (a)	2,146	820,008
Fidelity National Information Services, Inc.	16,974	759,926
Fiserv, Inc. (a)	17,512	944,597
Global Payments, Inc.	7,636	642,035
Jack Henry & Associates, Inc.	2,333	359,375
Mastercard, Inc., Class A	26,497	15,185,431
PayPal Holdings, Inc.	28,968	1,657,259
Visa, Inc., Class A	54,504	19,955,550
		74,451,507
Food Products 0.4%
Archer-Daniels-Midland Co.	15,827	1,254,606
Bunge Global SA	4,460	473,786
General Mills, Inc.	17,526	626,555
Hershey Co. (The)	4,868	852,143
Hormel Foods Corp.	9,578	239,546
J M Smucker Co. (The)	3,502	417,649
Kraft Heinz Co. (The)	28,037	724,756
McCormick & Co., Inc. (Non-Voting)	8,341	424,557
Mondelez International, Inc., Class A	42,154	2,626,616
Tyson Foods, Inc., Class A	9,265	536,999
		8,177,213
Gas Utilities 0.0% ‡
Atmos Energy Corp.	5,482	947,180
Ground Transportation 0.9%
CSX Corp.	61,020	3,075,408
Fedex Freight Holding Co., Inc. (a)	3,570	501,692
JB Hunt Transport Services, Inc.	2,446	664,701
Norfolk Southern Corp.	7,376	2,474,500
Old Dominion Freight Line, Inc.	6,010	1,274,961
Uber Technologies, Inc. (a)	66,848	4,703,425
Union Pacific Corp.	19,497	5,695,659
		18,390,346

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	57,200	$ 6,046,040
Align Technology, Inc. (a)	2,187	369,953
Baxter International, Inc.	16,961	443,700
Becton Dickinson & Co.	9,049	1,498,695
Boston Scientific Corp. (a)	48,811	2,280,938
Cooper Cos., Inc. (The) (a)	6,407	463,354
DexCom, Inc. (a)	12,672	1,057,479
Edwards Lifesciences Corp. (a)	18,909	1,627,498
GE HealthCare Technologies, Inc.	14,938	1,016,083
Hologic, Inc., CVR (a)(c)	7,245	—
IDEXX Laboratories, Inc. (a)	2,590	1,447,991
Insulet Corp. (a)	2,275	376,171
Intuitive Surgical, Inc. (a)	11,631	4,109,581
Medtronic plc	42,162	3,600,213
ResMed, Inc.	4,764	1,005,109
Solventum Corp. (a)	4,834	413,017
STERIS plc	3,221	735,677
Stryker Corp.	11,330	3,690,181
Zimmer Biomet Holdings, Inc.	6,353	596,737
		30,778,417
Health Care Providers & Services 1.7%
Cardinal Health, Inc.	7,691	1,769,161
Cencora, Inc.	6,389	1,989,151
Centene Corp. (a)	15,405	958,499
Cigna Group (The)	8,687	2,424,107
CVS Health Corp.	41,901	4,375,722
DaVita, Inc. (a)	1,054	253,055
Elevance Health, Inc.	7,131	2,680,115
HCA Healthcare, Inc.	5,100	2,053,209
Henry Schein, Inc. (a)	3,180	272,685
Humana, Inc.	3,943	1,434,700
Labcorp Holdings, Inc.	2,693	832,676
McKesson Corp.	3,947	3,379,382
Quest Diagnostics, Inc.	3,635	846,991
UnitedHealth Group, Inc.	29,823	12,358,651
Universal Health Services, Inc., Class B	1,750	294,770
		35,922,874
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc.	5,151	265,019
Healthpeak Properties, Inc.	22,640	494,231
Ventas, Inc.	15,966	1,492,981
Welltower, Inc.	23,182	5,434,788
		7,687,019
Health Care Technology 0.0% ‡
Veeva Systems, Inc., Class A (a)	4,931	1,004,839

	Shares	Value
Common Stocks
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	20,917	$ 525,644
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc., Class A (a)	13,725	2,079,612
Booking Holdings, Inc.	25,447	4,908,726
Carnival Corp. Ltd.	42,246	1,174,861
Chipotle Mexican Grill, Inc. (a)	42,124	1,567,855
Darden Restaurants, Inc.	3,761	765,665
Domino's Pizza, Inc.	1,005	349,177
DoorDash, Inc., Class A (a)	12,427	2,437,681
Expedia Group, Inc.	3,760	1,108,223
Hilton Worldwide Holdings, Inc.	7,476	2,395,983
Las Vegas Sands Corp.	9,792	478,731
Marriott International, Inc., Class A	7,187	2,679,529
McDonald's Corp.	23,333	6,314,843
MGM Resorts International (a)	6,302	280,880
Norwegian Cruise Line Holdings Ltd. (a)	15,077	279,377
Royal Caribbean Cruises Ltd.	8,191	2,607,195
Starbucks Corp.	37,427	3,939,192
Wynn Resorts Ltd.	2,754	273,500
Yum! Brands, Inc.	9,051	1,387,337
		35,028,367
Household Durables 0.2%
DR Horton, Inc.	8,661	1,239,043
Garmin Ltd.	5,383	1,581,418
Lennar Corp., Class A	7,068	582,050
NVR, Inc. (a)	89	547,087
PulteGroup, Inc.	6,255	791,070
		4,740,668
Household Products 0.7%
Church & Dwight Co., Inc.	7,781	768,841
Clorox Co. (The)	3,971	379,350
Colgate-Palmolive Co.	26,278	2,399,181
Kimberly-Clark Corp.	10,901	1,191,588
Procter & Gamble Co. (The)	76,470	11,049,150
		15,788,110
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	23,420	343,805
Vistra Corp.	10,409	1,542,510
		1,886,315
Industrial Conglomerates 0.3%
3M Co.	17,128	3,019,324
DuPont de Nemours, Inc.	4,487	614,719

	Shares	Value
Common Stocks
Industrial Conglomerates
Honeywell International, Inc.	10,404	$ 2,528,692
		6,162,735
Industrial REITs 0.2%
Prologis, Inc.	30,617	4,427,524
Insurance 1.7%
Aflac, Inc.	15,043	1,917,682
Allstate Corp. (The)	8,454	2,232,532
American International Group, Inc.	17,412	1,368,235
Aon plc, Class A	7,014	2,528,898
Arch Capital Group Ltd. (a)	11,427	1,148,756
Arthur J. Gallagher & Co.	8,436	2,104,107
Assurant, Inc.	1,627	454,242
Brown & Brown, Inc.	9,573	673,939
Chubb Ltd.	11,846	4,154,155
Cincinnati Financial Corp.	5,080	902,614
Erie Indemnity Co., Class A	834	201,861
Everest Group Ltd.	1,300	486,395
Globe Life, Inc.	2,550	464,738
Hanover Insurance Group, Inc. (The)	9,002	1,277,474
Loews Corp.	5,541	642,812
Marsh & McLennan Cos., Inc.	15,822	3,001,275
MetLife, Inc.	17,749	1,706,211
Principal Financial Group, Inc.	6,455	733,934
Progressive Corp. (The)	19,189	4,056,938
Prudential Financial, Inc.	11,395	1,391,102
Travelers Cos., Inc. (The)	6,983	2,614,156
W R Berkley Corp.	9,658	700,591
Willis Towers Watson plc	3,102	1,042,024
		35,804,671
Interactive Media & Services 7.7%
Alphabet, Inc.
Class A	192,560	68,576,393
Class C	155,213	55,356,716

Meta Platforms, Inc., Class A	72,117	40,148,255
		164,081,364
IT Services 0.6%
Accenture plc, Class A	20,161	3,345,113
Akamai Technologies, Inc. (a)	4,774	549,869
Cognizant Technology Solutions Corp., Class A	15,562	861,357
Gartner, Inc. (a)	2,199	332,093
GoDaddy, Inc., Class A (a)	4,348	359,754
International Business Machines Corp.	30,865	6,902,957
VeriSign, Inc.	2,690	780,154
		13,131,297

	Shares	Value
Common Stocks
Leisure Products 0.0% ‡
Hasbro, Inc.	4,414	$ 414,651
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	9,281	1,284,212
Bio-Techne Corp.	5,142	370,687
Charles River Laboratories International, Inc. (a)	1,582	367,831
Danaher Corp.	20,686	4,033,356
IQVIA Holdings, Inc. (a)	5,481	1,288,145
Mettler-Toledo International, Inc. (a)	664	940,423
Revvity, Inc. (b)	3,664	412,273
Thermo Fisher Scientific, Inc.	12,204	7,008,757
Waters Corp. (a)	3,224	1,216,448
West Pharmaceutical Services, Inc.	2,320	791,027
		17,713,159
Machinery 1.8%
Caterpillar, Inc.	15,126	12,324,816
Cummins, Inc.	4,531	2,873,560
Deere & Co.	8,249	4,888,935
Dover Corp.	4,422	904,830
Fortive Corp.	10,011	592,751
IDEX Corp.	2,431	560,224
Illinois Tool Works, Inc.	8,598	2,467,196
Ingersoll Rand, Inc.	11,695	975,129
Nordson Corp.	1,740	518,137
Otis Worldwide Corp.	12,601	906,642
PACCAR, Inc.	17,283	2,293,109
Parker-Hannifin Corp.	4,141	4,043,811
Pentair plc	5,307	347,290
Snap-on, Inc.	1,701	698,107
Stanley Black & Decker, Inc.	5,105	482,831
Westinghouse Air Brake Technologies Corp.	5,572	1,620,672
Xylem, Inc.	7,806	913,068
		37,411,108
Media 0.3%
AppLovin Corp., Class A (a)	8,835	3,497,777
Charter Communications, Inc., Class A (a)	2,746	398,115
EchoStar Corp., Class A (a)	4,475	376,303
Fox Corp.
Class A	6,551	381,465
Class B	4,566	237,158
News Corp.
Class A	11,983	330,251
Class B	3,957	123,735

Omnicom Group, Inc.	9,359	736,553
Paramount Skydance Corp., Class B (b)	10,358	82,450

	Shares	Value
Common Stocks
Media

Trade Desk, Inc. (The), Class A (a)	14,022	$ 252,957
		6,416,764
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	47,209	2,956,700
Newmont Corp.	35,058	3,285,285
Nucor Corp.	7,479	1,924,272
Steel Dynamics, Inc.	4,452	1,118,609
		9,284,866
Multi-Utilities 0.6%
Ameren Corp.	9,088	996,136
CenterPoint Energy, Inc.	21,483	903,145
CMS Energy Corp.	10,145	730,338
Consolidated Edison, Inc.	12,102	1,317,303
Dominion Energy, Inc.	28,881	1,997,699
DTE Energy Co.	6,832	969,256
NiSource, Inc.	15,745	699,550
Public Service Enterprise Group, Inc.	16,365	1,254,868
Sempra	21,467	1,900,903
WEC Energy Group, Inc.	10,697	1,170,466
		11,939,664
Office REITs 0.0% ‡
BXP, Inc.	4,871	341,555
Oil, Gas & Consumable Fuels 3.1%
APA Corp.	11,608	433,210
Chevron Corp.	61,479	12,100,911
ConocoPhillips	40,008	4,820,164
Devon Energy Corp.	37,862	1,708,712
Diamondback Energy, Inc.	6,374	1,293,603
EOG Resources, Inc.	17,491	2,600,737
EQT Corp.	20,540	1,094,577
Expand Energy Corp.	7,856	738,700
ExxonMobil Holdings Corp. (a)	136,118	21,158,182
Kinder Morgan, Inc.	64,295	2,069,013
Marathon Petroleum Corp.	9,587	3,033,998
Occidental Petroleum Corp.	23,844	1,360,777
ONEOK, Inc.	20,690	1,878,859
Phillips 66	13,166	2,786,979
Targa Resources Corp.	7,049	1,905,838
Texas Pacific Land Corp.	1,903	766,110
Valero Energy Corp.	9,751	3,051,088
Williams Cos., Inc. (The)	40,163	2,873,261
		65,674,719

	Shares	Value
Common Stocks
Passenger Airlines 0.2%
Delta Air Lines, Inc.	21,459	$ 1,876,375
Southwest Airlines Co.	16,051	721,813
United Airlines Holdings, Inc. (a)	10,659	1,293,257
		3,891,445
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	8,121	681,352
Kenvue, Inc.	63,052	1,213,120
		1,894,472
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	67,061	4,379,754
Eli Lilly & Co.	25,978	29,844,565
Johnson & Johnson	79,052	20,264,980
Merck & Co., Inc.	81,108	10,560,262
Pfizer, Inc.	187,167	4,681,047
Viatris, Inc.	38,243	671,547
Zoetis, Inc.	13,767	1,064,051
		71,466,206
Professional Services 0.4%
Automatic Data Processing, Inc.	13,127	3,497,820
Broadridge Financial Solutions, Inc.	3,798	584,702
Equifax, Inc.	3,910	674,944
Jacobs Solutions, Inc.	3,878	523,258
Leidos Holdings, Inc.	4,131	477,544
Paychex, Inc.	10,589	1,237,219
Verisk Analytics, Inc.	4,303	838,440
		7,833,927
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	9,616	1,411,725
CoStar Group, Inc. (a)	13,410	385,672
		1,797,397
Residential REITs 0.2%
AvalonBay Communities, Inc.	4,562	846,753
Camden Property Trust	3,301	365,784
Equity Residential	11,197	744,041
Essex Property Trust, Inc.	2,110	599,535
Invitation Homes, Inc.	17,947	533,385
Mid-America Apartment Communities, Inc.	3,822	505,803
UDR, Inc.	9,710	370,534
		3,965,835
Retail REITs 0.3%
Federal Realty Investment Trust	2,582	320,400
Kimco Realty Corp.	22,147	564,306
Realty Income Corp.	30,623	1,955,891

	Shares	Value
Common Stocks
Retail REITs
Regency Centers Corp.	5,412	$ 434,530
Simon Property Group, Inc.	10,649	2,442,561
		5,717,688
Semiconductors & Semiconductor Equipment 16.8%
Advanced Micro Devices, Inc. (a)	53,548	25,496,880
Analog Devices, Inc.	16,032	5,890,317
Applied Materials, Inc.	26,062	13,230,896
Broadcom, Inc.	155,484	60,526,811
First Solar, Inc. (a)	3,529	744,725
Intel Corp. (a)	155,148	13,994,350
KLA Corp.	42,898	7,842,612
Lam Research Corp.	41,068	12,033,745
Marvell Technology, Inc.	28,753	5,392,913
Microchip Technology, Inc.	17,771	1,320,208
Micron Technology, Inc.	37,034	30,480,093
Monolithic Power Systems, Inc.	1,613	2,300,186
NVIDIA Corp.	795,389	159,674,342
NXP Semiconductors NV	8,291	1,899,966
ON Semiconductor Corp. (a)	12,870	1,050,321
Qnity Electronics, Inc.	6,875	901,862
QUALCOMM, Inc.	34,613	5,109,225
Skyworks Solutions, Inc. (b)	4,939	307,601
Teradyne, Inc.	5,141	1,890,294
Texas Instruments, Inc.	29,887	8,241,041
		358,328,388
Software 8.4%
Adobe, Inc. (a)	13,274	3,323,942
Autodesk, Inc. (a)	6,934	1,623,943
Cadence Design Systems, Inc. (a)	9,058	3,079,901
Crowdstrike Holdings, Inc., Class A (a)	33,436	6,381,595
Datadog, Inc., Class A (a)	10,864	2,911,226
Fair Isaac Corp. (a)	762	855,703
Fortinet, Inc. (a)	20,451	3,312,039
Gen Digital, Inc.	18,100	496,845
Intuit, Inc.	9,082	2,870,548
Microsoft Corp.	243,946	113,366,585
Oracle Corp.	55,724	7,236,876
Palantir Technologies, Inc., Class A (a)	75,402	9,278,970
Palo Alto Networks, Inc. (a)	26,633	8,837,628
PTC, Inc. (a)	3,793	520,400
Roper Technologies, Inc.	3,314	1,298,989
Salesforce, Inc.	26,864	4,943,513
ServiceNow, Inc. (a)	33,868	3,767,138
Synopsys, Inc. (a)	6,291	2,445,689
Trimble, Inc. (a)	7,655	433,120
Tyler Technologies, Inc. (a)	1,385	428,796

	Shares	Value
Common Stocks
Software
Workday, Inc., Class A (a)	6,690	$ 1,072,675
		178,486,121
Specialized REITs 0.7%
American Tower Corp.	15,300	2,652,408
Crown Castle, Inc.	14,333	1,093,608
Digital Realty Trust, Inc.	11,421	2,153,087
Equinix, Inc.	3,239	3,301,448
Extra Space Storage, Inc.	6,938	1,027,102
Iron Mountain, Inc.	9,771	1,195,189
Public Storage	5,506	1,784,880
SBA Communications Corp.	3,483	630,353
VICI Properties, Inc.	35,888	945,649
Weyerhaeuser Co.	23,679	592,685
		15,376,409
Specialty Retail 1.5%
AutoZone, Inc. (a)	541	1,631,791
Best Buy Co., Inc.	6,435	555,083
Carvana Co. (a)	23,523	1,466,894
Home Depot, Inc. (The)	32,709	10,858,080
Lowe's Cos., Inc.	18,392	3,822,041
O'Reilly Automotive, Inc. (a)	27,215	2,431,660
Ross Stores, Inc.	10,579	2,656,070
TJX Cos., Inc. (The)	36,314	5,713,645
Tractor Supply Co.	17,223	529,952
Ulta Beauty, Inc. (a)	1,430	733,347
Williams-Sonoma, Inc.	3,867	884,228
		31,282,791
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc. (d)	482,325	148,995,016
Dell Technologies, Inc., Class C	9,500	3,851,015
Hewlett Packard Enterprise Co.	43,573	2,087,147
HP, Inc.	30,033	819,000
NetApp, Inc.	6,480	1,156,680
Sandisk Corp. (a)	4,863	5,907,718
Seagate Technology Holdings plc	7,364	6,304,541
Super Micro Computer, Inc. (a)	18,481	524,860
Western Digital Corp.	11,319	6,167,044
		175,813,021
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp. (a)	4,662	451,655
Lululemon Athletica, Inc. (a)	3,439	408,794
NIKE, Inc., Class B	39,391	1,642,999
Ralph Lauren Corp.	1,269	482,651
Tapestry, Inc.	6,635	1,010,975
		3,997,074

	Shares	Value
Common Stocks
Tobacco 0.6%
Altria Group, Inc.	54,838	$ 3,747,081
Philip Morris International, Inc.	51,182	9,766,549
		13,513,630
Trading Companies & Distributors 0.3%
Fastenal Co.	37,701	1,798,714
United Rentals, Inc.	2,057	2,220,038
WW Grainger, Inc.	1,426	1,971,046
		5,989,798
Water Utilities 0.0% ‡
American Water Works Co., Inc.	6,413	860,432
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.	15,282	2,639,354
Total Common Stocks (e) (Cost $422,374,771)		2,114,039,170

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)	1,477	1,507
Total Rights (Cost $1,507)		1,507

	Shares

Short-Term Investments 1.1%
Affiliated Investment Company 0.0% ‡
NYLIM U.S. Government Liquidity Fund, 3.585% (f)	48,774	48,774
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 3.742% (f)(g)	973,746	973,746

	Principal Amount	Value

U.S. Treasury Debt 1.1%
U.S. Treasury Bills
3.634%, due 9/17/26 (d)(h)	$ 22,800,000	$ 22,695,758
Total Short-Term Investments (Cost $23,715,463)		23,718,278
Total Investments (Cost $446,091,741)	100.0%	2,137,758,955
Other Assets, Less Liabilities	0.0‡	270,227
Net Assets	100.0%	$ 2,138,029,182

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $951,118. The Fund received cash collateral with a value of $973,746.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(e)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.9% of the Fund’s net assets.
(f)	Current yield as of July 31, 2026.
(g)	Represents a security purchased with cash collateral received for securities on loan.
(h)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 216	$ 6,754	$ (6,921)	$ —	$ —	$ 49	$ 2	$ —	49

Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	60	September 2026	$ 22,754,917	$ 22,557,750	$ (197,167)

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.

Abbreviation(s):
CVR—Contingent Value Right
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 2,114,039,170	$ —	$ —	$ 2,114,039,170
Rights	—	1,507	—	1,507
Short-Term Investments
Affiliated Investment Company	48,774	—	—	48,774
Unaffiliated Investment Company	973,746	—	—	973,746
U.S. Treasury Debt	—	22,695,758	—	22,695,758
Total Short-Term Investments	1,022,520	22,695,758	—	23,718,278
Total Investments in Securities	$ 2,115,061,690	$ 22,697,265	$ —	$ 2,137,758,955
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (197,167)	$ —	$ —	$ (197,167)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM WMC Small Companies Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.4%
Aerospace & Defense 2.2%
Hexcel Corp.	72,535	$ 7,467,478
Banks 8.9%
Banner Corp.	49,714	3,500,363
Enterprise Financial Services Corp.	43,129	2,859,884
First Bancorp	58,351	3,668,527
First Interstate BancSystem, Inc., Class A	79,050	3,005,481
Old National Bancorp	184,187	4,906,742
Prosperity Bancshares, Inc.	38,747	2,900,988
Renasant Corp.	65,866	2,869,782
United Community Banks, Inc.	85,903	3,044,402
WSFS Financial Corp.	47,625	3,819,525
		30,575,694
Biotechnology 10.7%
ACADIA Pharmaceuticals, Inc. (a)	20,379	527,205
ADMA Biologics, Inc. (a)	35,302	298,655
Agios Pharmaceuticals, Inc. (a)	9,372	281,347
Alkermes plc (a)	27,379	1,341,297
Arcus Biosciences, Inc. (a)	14,519	409,291
Arcutis Biotherapeutics, Inc. (a)	18,474	496,212
Aurinia Pharmaceuticals, Inc. (a)	19,478	289,833
Beam Therapeutics, Inc. (a)	15,717	401,098
BioCryst Pharmaceuticals, Inc. (a)	35,864	322,059
Biohaven Ltd. (a)	21,429	289,291
Celcuity, Inc. (a)	5,937	512,838
Celldex Therapeutics, Inc. (a)	12,529	476,854
CG oncology, Inc. (a)	12,204	868,803
Cogent Biosciences, Inc. (a)	26,495	1,031,450
CRISPR Therapeutics AG (a)(b)	14,714	706,125
Cytokinetics, Inc. (a)	21,592	1,665,391
Denali Therapeutics, Inc. (a)	23,416	539,036
Dianthus Therapeutics, Inc. (a)	7,900	844,668
Disc Medicine, Inc. (a)	4,541	349,657
Dyne Therapeutics, Inc. (a)	20,913	526,589
Erasca, Inc. (a)	32,223	584,847
GRAIL, Inc. (a)	6,433	441,046
Ideaya Biosciences, Inc. (a)	13,385	475,167
ImmunityBio, Inc. (a)(b)	59,955	429,877
Immunome, Inc. (a)	16,338	371,853
Immunovant, Inc. (a)	13,620	526,004
Intellia Therapeutics, Inc. (a)	20,342	217,253
Iovance Biotherapeutics, Inc. (a)(b)	63,387	257,985
Kiniksa Pharmaceuticals International plc (a)	6,709	498,747
Krystal Biotech, Inc. (a)	4,300	1,466,816
Kymera Therapeutics, Inc. (a)	9,316	963,274
Mirum Pharmaceuticals, Inc. (a)	7,854	832,131
Monte Rosa Therapeutics, Inc. (a)	11,273	186,230

	Shares	Value
Common Stocks
Biotechnology
Nurix Therapeutics, Inc. (a)	14,618	$ 339,284
Oruka Therapeutics, Inc. (a)	7,769	749,786
Palvella Therapeutics, Inc. (a)	1,892	263,064
Praxis Precision Medicines, Inc. (a)	4,215	1,297,503
Protagonist Therapeutics, Inc. (a)	9,598	1,311,471
PTC Therapeutics, Inc. (a)	13,155	894,672
Recursion Pharmaceuticals, Inc., Class A (a)(b)	77,162	231,486
Relay Therapeutics, Inc. (a)	27,589	519,501
Rhythm Pharmaceuticals, Inc. (a)	8,499	843,526
Sarepta Therapeutics, Inc. (a)	15,615	232,039
Scholar Rock Holding Corp. (a)	18,027	852,587
SELLAS Life Sciences Group, Inc. (a)(b)	35,280	353,153
Spyre Therapeutics, Inc. (a)	12,148	1,194,513
Stoke Therapeutics, Inc. (a)	8,585	247,763
Syndax Pharmaceuticals, Inc. (a)	14,471	275,673
Tango Therapeutics, Inc. (a)	24,153	656,479
TG Therapeutics, Inc. (a)	23,517	1,223,590
Travere Therapeutics, Inc. (a)	14,498	810,293
Twist Bioscience Corp. (a)	9,378	858,556
Ultragenyx Pharmaceutical, Inc. (a)	14,301	356,238
Vaxcyte, Inc. (a)	21,158	1,144,225
Vera Therapeutics, Inc. (a)	10,278	329,924
Veracyte, Inc. (a)	12,914	598,176
Vericel Corp. (a)	8,150	374,574
Viridian Therapeutics, Inc. (a)	13,961	264,142
Xenon Pharmaceuticals, Inc. (a)	15,593	977,213
		36,628,360
Communications Equipment 2.0%
NetScout Systems, Inc. (a)	171,036	6,956,034
Construction & Engineering 2.7%
Ameresco, Inc., Class A (a)	179,840	3,789,229
Centuri Holdings, Inc. (a)	194,431	5,412,959
		9,202,188
Consumer Finance 2.6%
Enova International, Inc. (a)	35,014	8,898,458
Containers & Packaging 2.0%
Greif, Inc., Class A	78,832	6,822,910
Diversified Consumer Services 2.4%
Laureate Education, Inc. (a)	218,199	8,359,204
Diversified Telecommunication Services 1.2%
Bandwidth, Inc., Class A (a)	108,729	4,255,653

	Shares	Value
Common Stocks
Electrical Equipment 3.0%
Nextpower, Inc., Class A (a)	44,348	$ 3,985,555
Sensata Technologies Holding plc	132,405	6,129,027
		10,114,582
Electronic Equipment, Instruments & Components 4.8%
Ingram Micro Holding Corp.	175,503	4,950,940
TTM Technologies, Inc. (a)	59,202	6,834,279
Vishay Intertechnology, Inc.	137,083	4,690,980
		16,476,199
Energy Equipment & Services 3.0%
Atlas Energy Solutions, Inc. (b)	348,156	3,756,603
Helix Energy Solutions Group, Inc. (a)	380,472	3,618,289
Tidewater, Inc. (a)	37,939	2,847,701
		10,222,593
Financial Services 4.2%
Federal Agricultural Mortgage Corp., Class C	17,071	3,885,359
Flywire Corp. (a)	303,063	4,852,039
Remitly Global, Inc. (a)	247,438	5,634,163
		14,371,561
Food Products 0.5%
Freshpet, Inc. (a)	26,851	1,598,709
Gas Utilities 2.7%
New Jersey Resources Corp.	78,862	4,565,321
Southwest Gas Holdings, Inc.	50,535	4,517,829
		9,083,150
Health Care Equipment & Supplies 3.7%
Artivion, Inc. (a)	113,183	3,036,700
Integer Holdings Corp. (a)	57,986	7,028,483
TransMedics Group, Inc. (a)	34,950	2,674,024
		12,739,207
Health Care REITs 1.5%
CareTrust REIT, Inc.	126,038	5,286,034
Health Care Technology 1.6%
Waystar Holding Corp. (a)	262,598	5,543,444
Hotels, Restaurants & Leisure 1.6%
Life Time Group Holdings, Inc. (a)	119,580	5,393,058
Household Durables 1.5%
Champion Homes, Inc. (a)	63,801	5,079,198

	Shares	Value
Common Stocks
IT Services 2.2%
DigitalOcean Holdings, Inc. (a)	64,387	$ 7,565,473
Life Sciences Tools & Services 2.2%
Fortrea Holdings, Inc. (a)	398,191	7,633,321
Machinery 2.2%
Blue Bird Corp. (a)	100,757	7,495,313
Metals & Mining 6.3%
Kaiser Aluminum Corp.	52,926	8,451,224
Lundin Mining Corp.	354,935	8,788,240
Materion Corp.	20,596	4,342,460
		21,581,924
Oil, Gas & Consumable Fuels 1.8%
Excelerate Energy, Inc., Class A	160,999	6,322,431
Pharmaceuticals 2.6%
Alumis, Inc. (a)	12,388	349,961
Amneal Pharmaceuticals, Inc. (a)	27,682	507,134
Amylyx Pharmaceuticals, Inc. (a)	15,330	311,352
ANI Pharmaceuticals, Inc. (a)	3,277	259,669
Definium Therapeutics, Inc. (a)	21,353	929,283
Edgewise Therapeutics, Inc. (a)	11,581	445,058
Enliven Therapeutics, Inc. (a)	6,974	382,245
Indivior Pharmaceuticals, Inc. (a)	19,241	769,832
Innoviva, Inc. (a)	12,469	261,475
Ligand Pharmaceuticals, Inc. (a)	3,176	913,227
Liquidia Corp. (a)	10,588	890,557
MBX Biosciences, Inc. (a)	4,549	299,916
Nektar Therapeutics (a)	5,242	370,452
Ocular Therapeutix, Inc. (a)	32,577	266,154
Prestige Consumer Healthcare, Inc. (a)	7,677	385,539
Supernus Pharmaceuticals, Inc. (a)	8,846	394,797
Tarsus Pharmaceuticals, Inc. (a)	6,417	378,860
Trevi Therapeutics, Inc. (a)	17,337	316,400
VeraDermics, Inc. (a)(b)	3,323	348,915
		8,780,826
Professional Services 2.8%
ICF International, Inc.	65,836	5,327,449
Maximus, Inc.	69,828	4,207,137
		9,534,586
Real Estate Management & Development 1.0%
Cushman & Wakefield Ltd. (a)	267,584	3,590,977

	Shares	Value
Common Stocks
Retail REITs 1.8%
Macerich Co. (The)	238,724	$ 6,168,628
Semiconductors & Semiconductor Equipment 3.3%
Power Integrations, Inc.	91,090	5,530,074
Tower Semiconductor Ltd. (a)	25,890	5,687,256
		11,217,330
Software 3.4%
A10 Networks, Inc.	211,826	6,263,695
SailPoint, Inc. (a)(b)	318,459	5,340,557
		11,604,252
Specialty Retail 1.1%
Advance Auto Parts, Inc. (b)	67,587	3,753,782
Trading Companies & Distributors 4.9%
DNOW, Inc. (a)	388,106	5,480,057
Xometry, Inc., Class A (a)	133,556	11,448,420
		16,928,477
Total Common Stocks (Cost $235,275,530)		337,251,034
Exchange-Traded Fund 1.2%
iShares Russell 2000 ETF (b)	14,651	4,266,371
Total Exchange-Traded Fund (Cost $4,272,376)		4,266,371
Short-Term Investments 2.1%
Affiliated Investment Company 0.3%
NYLIM U.S. Government Liquidity Fund, 3.585% (c)	905,971	905,971
Unaffiliated Investment Companies 1.8%
BlackRock Liquidity FedFund, 3.679% (c)(d)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, 3.742% (c)(d)	3,228,437	3,228,437
		6,228,437
Total Short-Term Investments (Cost $7,134,408)		7,134,408
Total Investments (Cost $246,682,314)	101.7%	348,651,813
Other Assets, Less Liabilities	(1.7)	(5,747,174)
Net Assets	100.0%	$ 342,904,639

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $12,740,424; the total market value of collateral held by the Fund was $12,962,222. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,733,785. The Fund received cash collateral with a value of $6,228,437.
(c)	Current yield as of July 31, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 537	$ 50,797	$ (50,428)	$ —	$ —	$ 906	$ 45	$ —	906

Abbreviation(s):
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 337,251,034	$ —	$ —	$ 337,251,034
Exchange-Traded Fund	4,266,371	—	—	4,266,371
Short-Term Investments
Affiliated Investment Company	905,971	—	—	905,971
Unaffiliated Investment Companies	6,228,437	—	—	6,228,437
Total Short-Term Investments	7,134,408	—	—	7,134,408
Total Investments in Securities	$ 348,651,813	$ —	$ —	$ 348,651,813

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM Short Term Bond Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.6%
Asset-Backed Securities 13.3%
Automobile Asset-Backed Securities 7.1%
American Credit Acceptance Receivables Trust (a)
Series 2026-2, Class D
5.18%, due 6/8/32	$ 280,000	$ 277,115
Series 2024-4, Class D
5.34%, due 8/12/31	260,000	261,321
AutoNation Finance Trust
Series 2026-1A, Class C
4.56%, due 10/14/31 (a)	200,000	197,273
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2023-1A, Class A
5.25%, due 4/20/29	400,000	403,032
Series 2024-1A, Class B
5.85%, due 6/20/30	290,000	294,031
Series 2023-6A, Class B
6.40%, due 12/20/29	200,000	204,723
Bridgecrest Lending Auto Securitization Trust
Series 2025-4, Class D
5.41%, due 8/15/31	280,000	279,466
Series 2025-2, Class D
5.62%, due 3/17/31	300,000	302,218
Exeter Automobile Receivables Trust
Series 2026-3A, Class D
5.44%, due 10/15/32	240,000	239,247
First Investors Auto Owner Trust
Series 2025-1A, Class C
4.75%, due 12/15/31 (a)	240,000	238,372
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class A1
4.06%, due 9/15/30	400,000	395,851
Series 2026-1, Class B
4.61%, due 5/15/31	400,000	397,287
GLS Auto Receivables Issuer Trust
Series 2026-2A, Class D
5.38%, due 1/15/32 (a)	240,000	238,673
GLS Auto Select Receivables Trust
Series 2024-2A, Class D
6.37%, due 8/15/31 (a)	320,000	328,756
GM Financial Revolving Receivables Trust
Series 2025-1, Class A
4.64%, due 12/11/37 (a)	440,000	438,723
Hertz Vehicle Financing LLC
Series 2022-2A, Class A
2.33%, due 6/26/28 (a)	240,000	236,094
LAD Auto Receivables Trust
Series 2026-1A, Class A3
3.92%, due 4/15/31 (a)	400,000	394,387

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
M&T Bank Auto Receivables Trust
Series 2025-1A, Class A4
4.89%, due 7/15/32 (a)	$ 300,000	$ 301,199
Santander Drive Auto Receivables Trust
Series 2026-1, Class D
4.75%, due 4/15/32	300,000	293,588
		5,721,356
Credit Card Asset-Backed Securities 1.6%
American Express Credit Account Master Trust
Series 2025-3, Class A
4.51%, due 4/15/32	600,000	598,144
First National Master Note Trust
Series 2024-1, Class A
5.34%, due 5/15/30	400,000	403,024
World Financial Network Credit Card Master Note Trust
Series 2024-B, Class A
4.62%, due 5/15/31	280,000	280,495
		1,281,663
Other Asset-Backed Securities 4.6%
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A, Class A
5.16% (3 Month SOFR + 1.35%), due 1/25/38 (a)(b)	500,000	501,135
College Ave Student Loans LLC
Series 2024-B, Class A1A
5.69%, due 8/25/54 (a)	521,427	524,719
Dell Equipment Finance Trust
Series 2026-1A, Class A3
4.32%, due 12/22/31 (a)	400,000	398,334
DLLAD LLC
Series 2024-1A, Class A3
5.30%, due 7/20/29 (a)	400,000	403,332
Navient Refinance Loan Trust (a)
Series 2025-B, Class A
4.72%, due 9/15/55	498,654	492,245
Series 2026-B, Class A
5.07%, due 6/15/56	240,000	238,701
Point Broadband Funding LLC
Series 2025-1A, Class A2
5.336%, due 7/20/55 (a)	230,000	226,359
Tricon Residential Trust
Series 2024-SFR1, Class A
4.65%, due 4/17/41 (a)	329,534	325,160
Verizon Master Trust
Series 2024-7, Class A
4.35%, due 8/20/32 (a)	450,000	445,522

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Zayo Issuer LLC
Series 2026-1A, Class A2
5.546%, due 4/20/56 (a)	$ 160,000	$ 158,294
		3,713,801
Total Asset-Backed Securities (Cost $10,757,672)		10,716,820
Corporate Bonds 45.7%
Aerospace & Defense 1.1%
BAE Systems plc
5.125%, due 3/26/29 (a)	590,000	595,650
General Electric Co.
4.30%, due 7/29/30	280,000	275,246
		870,896
Auto Manufacturers 2.4%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	285,000	287,025
Ford Motor Credit Co. LLC
5.73%, due 9/5/30	500,000	500,217
Hyundai Capital America
4.875%, due 6/23/27 (a)	250,000	250,871
Mercedes-Benz Finance North America LLC
4.875%, due 8/3/29 (a)	400,000	399,290
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (a)	470,000	462,398
		1,899,801
Banks 16.5%
Banco Santander SA
5.565%, due 1/17/30	600,000	609,753
Bank of America Corp.
Series FIX
5.162%, due 1/24/31 (c)	245,000	246,218
Bank of Montreal
Series J
4.547%, due 6/2/29 (c)	500,000	498,030
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	990,000	1,020,529
Canadian Imperial Bank of Commerce
4.723%, due 6/16/29 (c)	400,000	399,653
Citibank NA
4.846%, due 6/18/32 (c)	500,000	494,070
Credit Agricole SA
5.23%, due 1/9/29 (a)(c)	685,000	688,633
Deutsche Bank AG
4.469%, due 12/10/31 (c)	725,000	706,782

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The)
4.516%, due 1/21/32 (c)	$ 945,000	$ 917,202
Intesa Sanpaolo SpA
5.00% (1 Year Treasury Constant Maturity Rate + 0.80%), due 6/29/30 (a)(b)	500,000	497,767
JPMorgan Chase & Co.
4.255%, due 10/22/31 (c)	1,010,000	978,259
Lloyds Banking Group plc
5.087% (1 Year Treasury Constant Maturity Rate + 0.85%), due 11/26/28 (b)	345,000	346,610
Morgan Stanley (c)
Series I
4.356%, due 10/22/31	360,000	348,754
5.17%, due 7/14/32	195,000	194,264
Morgan Stanley Bank NA
4.788%, due 5/10/30 (c)	265,000	263,918
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (c)	280,000	276,384
PNC Financial Services Group, Inc. (The) (c)
4.899%, due 5/13/31	360,000	358,646
6.615%, due 10/20/27	295,000	296,253
Santander Holdings USA, Inc.
5.22%, due 6/5/32 (c)	290,000	286,167
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	285,000	281,060
U.S. Bancorp
6.787%, due 10/26/27 (c)	440,000	442,359
UBS Group AG (a)
4.398%, due 9/23/31 (c)	700,000	678,931
6.327% (1 Year Treasury Constant Maturity Rate + 1.60%), due 12/22/27 (b)	625,000	629,044
US Bank NA
4.535%, due 5/20/29 (c)	500,000	498,219
Wells Fargo & Co. (c)
4.97%, due 4/23/29	700,000	702,613
5.15%, due 4/23/31	255,000	256,057
Zions Bancorp NA
5.239%, due 10/1/29 (c)	365,000	365,144
		13,281,319
Beverages 0.5%
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	380,000	373,356
Building Materials 0.2%
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	190,000	193,115

	Principal Amount	Value
Corporate Bonds
Chemicals 0.2%
Olin Corp.
5.00%, due 2/1/30	$ 205,000	$ 196,879
Commercial Services 2.6%
Brink's Co. (The)
6.50%, due 6/15/29 (a)	190,000	193,434
Element Fleet Management Corp. (a)
4.641%, due 11/24/30	375,000	367,334
4.80%, due 5/29/29	500,000	496,934
Equifax, Inc.
4.80%, due 9/15/29	380,000	378,621
5.00%, due 8/15/29	120,000	120,160
Global Payments, Inc.
4.50%, due 11/15/28	275,000	271,375
Sunbelt Rentals Holdings, Inc.
4.95%, due 8/12/30 (a)	285,000	282,698
		2,110,556
Computers 0.9%
Booz Allen Hamilton, Inc.
5.375%, due 1/30/30	500,000	499,971
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	230,000	227,510
		727,481
Diversified Financial Services 4.1%
Aircastle Ltd.
5.00%, due 5/15/31 (a)	285,000	280,157
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	370,000	382,480
Ameriprise Financial, Inc.
4.80%, due 6/15/31	500,000	495,874
Bread Financial Holdings, Inc.
6.75%, due 5/15/31 (a)	200,000	203,891
Charles Schwab Corp. (The) (c)
4.744%, due 5/21/30	500,000	498,834
6.196%, due 11/17/29	390,000	402,038
Equitable America Global Funding
4.95%, due 6/9/30 (a)	400,000	396,474
OneMain Finance Corp.
6.625%, due 5/15/29	200,000	202,447
Synchrony Financial
5.45%, due 10/15/30 (c)	405,000	405,537
		3,267,732
Electric 4.3%
Duke Energy Florida LLC
4.20%, due 12/1/30	200,000	194,710

	Principal Amount	Value
Corporate Bonds
Electric
Evergy Missouri West, Inc.
4.70%, due 5/21/29 (a)	$ 500,000	$ 497,969
Florida Power & Light Co.
5.05%, due 4/1/28	595,000	600,154
National Rural Utilities Cooperative Finance Corp.
4.30%, due 12/10/30	285,000	278,293
Pacific Gas and Electric Co.
5.25%, due 2/1/32	270,000	269,141
5.45%, due 6/15/27	225,000	226,319
6.10%, due 1/15/29	505,000	518,203
Southern California Edison Co.
4.95%, due 9/15/31	285,000	281,641
5.85%, due 11/1/27	255,000	258,383
Vistra Operations Co. LLC
5.25%, due 4/30/33 (a)	185,000	180,880
XPLR Infrastructure Operating Partners LP
7.25%, due 1/15/29 (a)(d)	190,000	195,945
		3,501,638
Food 0.3%
Smithfield Foods, Inc.
5.20%, due 4/1/29 (a)	270,000	270,436
Healthcare-Products 0.3%
GE HealthCare Technologies, Inc.
4.80%, due 8/14/29	280,000	280,188
Healthcare-Services 0.6%
HCA, Inc.
5.625%, due 9/1/28	445,000	450,741
Insurance 2.9%
Corebridge Global Funding
5.20%, due 1/12/29 (a)	625,000	628,815
GA Global Funding Trust
5.40%, due 1/13/30 (a)	370,000	368,743
Jackson National Life Global Funding
5.35%, due 1/13/30 (a)	315,000	315,525
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	375,000	376,396
Principal Life Global Funding II
4.60%, due 8/19/27 (a)	635,000	636,061
		2,325,540
Internet 1.5%
Match Group Holdings II LLC
4.125%, due 8/1/30 (a)	215,000	201,161

	Principal Amount	Value
Corporate Bonds
Internet
Meta Platforms, Inc.
4.20%, due 11/15/30	$ 1,020,000	$ 988,614
		1,189,775
Investment Companies 0.3%
Antares Holdings LP
7.95%, due 8/11/28 (a)	250,000	258,515
Media 0.9%
CCO Holdings LLC
5.375%, due 6/1/29 (a)	200,000	194,233
Charter Communications Operating LLC
2.80%, due 4/1/31	205,000	179,457
6.10%, due 6/1/29	155,000	157,307
Sirius XM Radio LLC
4.125%, due 7/1/30 (a)	215,000	200,959
		731,956
Office & Business Equipment 0.5%
CDW LLC
5.10%, due 3/1/30	380,000	376,082
Oil & Gas 0.7%
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	200,000	199,609
Patterson-UTI Energy, Inc.
5.15%, due 11/15/29	186,000	185,529
SM Energy Co.
6.75%, due 8/1/29 (a)(d)	195,000	197,829
		582,967
Pipelines 1.9%
Cheniere Energy Partners LP
4.00%, due 3/1/31	265,000	252,933
Energy Transfer LP
5.55%, due 2/15/28	290,000	293,562
ONEOK, Inc.
5.55%, due 11/1/26	265,000	265,574
Plains All American Pipeline LP
4.70%, due 1/15/31	495,000	486,624
Venture Global LNG, Inc.
9.50%, due 2/1/29 (a)	180,000	192,675
		1,491,368
Retail 0.5%
Macy's Retail Holdings LLC
6.125%, due 3/15/32 (a)	200,000	200,597

	Principal Amount	Value
Corporate Bonds
Retail
Nordstrom, Inc.
4.375%, due 4/1/30	$ 210,000	$ 200,704
		401,301
Semiconductors 1.1%
Broadcom, Inc.
5.05%, due 4/15/30	535,000	533,736
Intel Corp.
4.875%, due 2/10/28	320,000	320,772
		854,508
Software 1.2%
Fiserv, Inc.
4.55%, due 2/15/31	400,000	387,317
Oracle Corp.
2.95%, due 4/1/30	635,000	571,261
		958,578
Telecommunications 0.2%
PR RNO Property Owner 1 LLC
6.50%, due 5/1/31 (a)(d)	205,000	193,032
Total Corporate Bonds (Cost $36,975,902)		36,787,760
Mortgage-Backed Securities 13.3%
Agency (Collateralized Mortgage Obligations) 1.9%
GNMA
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (e)	2,491,150	492,417
REMIC, Series 2020-74, Class IE
3.50%, due 5/16/50 (e)	2,817,100	544,801
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	500,000	490,269
		1,527,487
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 7.6%
ALA Trust
Series 2025-OANA, Class A
5.42% (1 Month SOFR + 1.743%), due 6/15/40 (a)(b)	750,000	752,812
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A
2.843%, due 3/9/44 (a)	370,000	340,507
BX Trust (a)(b)
Series 2025-VLT7, Class A
5.376% (1 Month SOFR + 1.70%), due 7/15/44	935,000	932,370
Series 2025-VOLT, Class A
5.376% (1 Month SOFR + 1.70%), due 12/15/44	500,000	498,749

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)(b)
Series 2024-BRVE, Class A
5.517% (1 Month SOFR + 1.841%), due 4/15/41	$ 717,304	$ 717,752
FNMA, ACES
Series 2019-M12, Class X3
0.606%, due 6/25/29 (e)(f)	13,000,000	209,780
GNMA
REMIC, Series 2024-32
0.699%, due 6/16/63 (e)(f)	11,668,421	603,155
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-NLP, Class A
4.523% (1 Month SOFR + 0.847%), due 4/15/37 (a)(b)	234,819	232,911
JPMF1 Multifamily Mortgage Trust
Series 2026-FX1, Class AS
5.617%, due 5/15/59 (f)	320,000	321,239
NJ Trust
Series 2025-WBRK, Class A
5.867%, due 3/5/35 (a)(f)	275,000	278,725
NYC Commercial Mortgage Trust
Series 2025-28L, Class A
4.668%, due 11/5/38 (a)(f)	280,000	277,041
ORL Trust
Series 2024-GLKS, Class A
5.169% (1 Month SOFR + 1.493%), due 12/15/39 (a)(b)	500,000	500,625
RFR Trust
Series 2025-SGRM, Class A
5.379%, due 3/11/41 (a)(f)	230,000	230,122
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A
5.119% (1 Month SOFR + 1.443%), due 2/15/42 (a)(b)	240,000	238,206
		6,133,994
Whole Loan (Collateralized Mortgage Obligations) 3.8%
A&D Mortgage Trust (a)
Series 2024-NQM5, Class A1
5.699%, due 11/25/69	357,633	358,000
Series 2023-NQM5, Class A1
7.049%, due 11/25/68 (g)	428,411	429,394
Series 2023-NQM4, Class A1
7.472%, due 9/25/68 (g)	423,482	424,029
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(g)	372,126	372,139
GS Mortgage-Backed Securities Trust
Series 2025-DSC2, Class A1
5.038%, due 1/25/66 (a)(g)	441,775	436,635

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
OBX Trust
Series 2025-NQM9, Class A1
5.658%, due 1/25/65 (a)(g)	$ 345,349	$ 346,267
PRKCM Trust
Series 2025-HOME1, Class A1A
5.546%, due 2/25/60 (a)(g)	371,260	371,233
PRPM Trust
Series 2025-NQM1, Class A1
5.802%, due 11/25/69 (a)(g)	322,166	323,230
		3,060,927
Total Mortgage-Backed Securities (Cost $10,690,255)		10,722,408
U.S. Government & Federal Agencies 24.3%
United States Treasury Notes 24.3%
U.S. Treasury Notes
4.125%, due 7/15/29	9,728,700	9,673,976
4.25%, due 7/31/28	9,935,000	9,931,507
		19,605,483
Total U.S. Government & Federal Agencies (Cost $19,638,368)		19,605,483
Total Long-Term Bonds (Cost $78,062,197)		77,832,471
Short-Term Investments 1.1%
Unaffiliated Investment Companies 1.1%
Invesco Government & Agency Portfolio, 3.742% (h)(i)	260,008	260,008
JPMorgan U.S. Government Money Market Fund, 3.622% (h)	667,150	667,150
Total Short-Term Investments (Cost $927,158)		927,158
Total Investments (Cost $78,989,355)	97.7%	78,759,629
Other Assets, Less Liabilities	2.3	1,836,888
Net Assets	100.0%	$ 80,596,517

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2026.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2026.
(d)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $253,233. The Fund received cash collateral with a value of $260,008.

(e)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2026.
(g)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.
(h)	Current yield as of July 31, 2026.
(i)	Represents a security purchased with cash collateral received for securities on loan.
Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	59	September 2026	$ 12,158,708	$ 12,130,953	$ (27,755)
Short Contracts
U.S. Treasury 5 Year Notes	(140)	September 2026	(14,933,950)	(14,836,719)	97,231
U.S. Treasury 10 Year Notes	(6)	September 2026	(653,802)	(648,000)	5,802
Total Short Contracts					103,033
Net Unrealized Appreciation					$ 75,278

1.	As of July 31, 2026, cash in the amount of $193,994 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 10,716,820	$ —	$ 10,716,820
Corporate Bonds	—	36,787,760	—	36,787,760
Mortgage-Backed Securities	—	10,722,408	—	10,722,408
U.S. Government & Federal Agencies	—	19,605,483	—	19,605,483
Total Long-Term Bonds	—	77,832,471	—	77,832,471
Short-Term Investments
Unaffiliated Investment Companies	927,158	—	—	927,158
Total Investments in Securities	927,158	77,832,471	—	78,759,629
Other Financial Instruments
Futures Contracts (b)	103,033	—	—	103,033
Total Investments in Securities and Other Financial Instruments	$ 1,030,191	$ 77,832,471	$ —	$ 78,862,662
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (27,755)	$ —	$ —	$ (27,755)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM PineStone Global Equity Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.3%
France 2.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,900	$ 1,041,860
Japan 4.0%
Keyence Corp. (Electronic Equipment, Instruments & Components)	3,567	1,792,492
Netherlands 5.2%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,406	2,299,141
Spain 1.7%
Industria de Diseno Textil SA (Specialty Retail)	11,300	740,676
Switzerland 7.5%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	6,553	1,548,241
Geberit AG (Registered) (Building Products)	1,014	667,866
Nestle SA (Registered) (Food Products)	10,966	1,095,231
		3,311,338
Taiwan 9.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	10,281	4,156,094
United Kingdom 0.1%
Diageo plc (Beverages)	3,017	66,416
United States 69.0%
Alphabet, Inc., Class A (Interactive Media & Services)	11,741	4,181,322
Amazon.com, Inc. (Broadline Retail) (a)	5,100	1,385,058
AutoZone, Inc. (Specialty Retail) (a)	562	1,695,132
Carrier Global Corp. (Building Products)	15,368	949,896
CME Group, Inc. (Capital Markets)	7,224	1,934,515
Copart, Inc. (Commercial Services & Supplies) (a)	20,300	591,136
Graco, Inc. (Machinery)	8,332	661,394
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	10,571	1,708,983
Johnson & Johnson (Pharmaceuticals)	5,004	1,282,775
KLA Corp. (Semiconductors & Semiconductor Equipment)	4,000	731,280
Linde plc (Chemicals)	1,840	880,219
Mastercard, Inc., Class A (Financial Services)	4,310	2,470,061
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	692	980,080
Microsoft Corp. (Software)	5,201	2,417,009
Moody's Corp. (Capital Markets)	4,365	2,088,129
MSCI, Inc. (Capital Markets)	2,294	1,312,719
Otis Worldwide Corp. (Machinery)	10,262	738,351
PepsiCo, Inc. (Beverages)	6,477	903,930
Sherwin-Williams Co. (The) (Chemicals)	3,550	1,210,018
TJX Cos., Inc. (The) (Specialty Retail)	9,388	1,477,108

	Shares	Value
Common Stocks
United States
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,123	$ 879,771
		30,478,886
Total Common Stocks (Cost $30,509,280)		43,886,903
Total Investments (Cost $30,509,280)	99.3%	43,886,903
Other Assets, Less Liabilities	0.7	299,723
Net Assets	100.0%	$ 44,186,626

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ —	$ 1,173	$ (1,173)	$ —	$ —	$ —	$ —(a)	$ —	—

(a)	Less than $500.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
France	$ —	$ 1,041,860	$ —	$ 1,041,860
Japan	—	1,792,492	—	1,792,492
Netherlands	—	2,299,141	—	2,299,141
Spain	—	740,676	—	740,676
Switzerland	—	3,311,338	—	3,311,338
United Kingdom	—	66,416	—	66,416
United States	28,769,903	1,708,983	—	30,478,886
All Other Countries	4,156,094	—	—	4,156,094
Total Investments in Securities	$ 32,925,997	$ 10,960,906	$ —	$ 43,886,903

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM PineStone International Equity Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Australia 1.1%
Commonwealth Bank of Australia (Banks)	40,825	$ 5,076,909
Canada 4.1%
Canadian National Railway Co. (Ground Transportation)	88,209	11,221,067
Dollarama, Inc. (Broadline Retail)	60,400	8,228,118
		19,449,185
France 17.3%
Air Liquide SA (Chemicals)	83,377	16,420,184
Air Liquide SA, Loyalty Shares (Chemicals)	74,050	14,583,333
EssilorLuxottica SA (Health Care Equipment & Supplies)	67,316	12,796,178
Hermes International SCA (Textiles, Apparel & Luxury Goods)	3,850	6,815,914
L'Oreal SA (Personal Care Products)	33,786	15,062,371
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	28,102	15,409,651
		81,087,631
Germany 4.6%
Rational AG (Machinery)	12,040	9,365,636
SAP SE (Software)	67,810	12,311,297
		21,676,933
India 1.2%
HDFC Bank Ltd., ADR (Banks)	229,136	5,483,224
Japan 6.6%
Keyence Corp. (Electronic Equipment, Instruments & Components)	61,920	31,116,101
Netherlands 7.8%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	22,446	36,704,492
Spain 5.9%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	214,904	13,357,171
Industria de Diseno Textil SA (Specialty Retail)	218,500	14,321,931
		27,679,102
Sweden 1.9%
Atlas Copco AB, Class A (Machinery)	432,098	9,145,602
Switzerland 13.6%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	98,915	23,370,105
Geberit AG (Registered) (Building Products)	15,044	9,908,655
Nestle SA (Registered) (Food Products)	189,316	18,907,959
Schindler Holding AG (Machinery)	37,532	11,822,373
		64,009,092
Taiwan 9.9%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	114,534	46,300,370

	Shares	Value
Common Stocks
United Kingdom 11.5%
Diageo plc (Beverages)	341,411	$ 7,515,774
Howden Joinery Group plc (Trading Companies & Distributors)	806,526	8,584,852
London Stock Exchange Group plc (Capital Markets)	233,280	26,395,785
Spirax Group plc (Machinery)	56,341	5,284,936
Unilever plc (Personal Care Products)	97,826	6,293,008
		54,074,355
United States 14.0%
Alcon AG (Health Care Equipment & Supplies)	144,434	9,923,186
Aon plc, Class A (Insurance)	35,187	12,686,673
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	176,512	28,536,182
S&P Global, Inc. (Capital Markets)	29,923	12,326,181
Sunbelt Rentals Holdings, Inc. (Trading Companies & Distributors) (a)	32,292	2,326,834
		65,799,056
Total Common Stocks (Cost $321,936,914)		467,602,052
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
United States 0.3%
NYLIM U.S. Government Liquidity Fund, 3.585% (b)	1,363,998	1,363,998
Total Short-Term Investment (Cost $1,363,998)		1,363,998
Total Investments (Cost $323,300,912)	99.8%	468,966,050
Other Assets, Less Liabilities	0.2	1,136,298
Net Assets	100.0%	$ 470,102,348

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $553,823. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $591,819.
(b)	Current yield as of July 31, 2026.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ —	$ 70,168	$ (68,804)	$ —	$ —	$ 1,364	$ 29	$ —	1,364

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 5,076,909	$ —	$ 5,076,909
France	32,646,383	48,441,248	—	81,087,631
Germany	—	21,676,933	—	21,676,933
Japan	—	31,116,101	—	31,116,101
Netherlands	—	36,704,492	—	36,704,492
Spain	—	27,679,102	—	27,679,102
Sweden	—	9,145,602	—	9,145,602
Switzerland	—	64,009,092	—	64,009,092
United Kingdom	—	54,074,355	—	54,074,355
United States	25,012,854	40,786,202	—	65,799,056
All Other Countries	71,232,779	—	—	71,232,779
Total Common Stocks	128,892,016	338,710,036	—	467,602,052
Short-Term Investment
Affiliated Investment Company	1,363,998	—	—	1,363,998
Total Investments in Securities	$ 130,256,014	$ 338,710,036	$ —	$ 468,966,050

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM PineStone U.S. Equity Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.8%
Beverages 2.4%
PepsiCo, Inc.	63,009	$ 8,793,536
Broadline Retail 7.2%
Amazon.com, Inc. (a)	98,480	26,745,198
Building Products 2.5%
Carrier Global Corp.	147,734	9,131,439
Capital Markets 14.8%
CME Group, Inc.	62,530	16,744,909
Moody's Corp.	55,827	26,706,520
MSCI, Inc.	20,034	11,464,256
		54,915,685
Chemicals 6.9%
Linde plc	28,268	13,522,846
Sherwin-Williams Co. (The)	35,802	12,203,112
		25,725,958
Commercial Services & Supplies 2.0%
Copart, Inc. (a)	249,200	7,256,704
Financial Services 6.4%
Mastercard, Inc., Class A	41,726	23,913,171
Health Care Providers & Services 3.1%
UnitedHealth Group, Inc.	27,823	11,529,851
Hotels, Restaurants & Leisure 3.3%
Hilton Worldwide Holdings, Inc.	38,340	12,287,587
Household Products 2.1%
Colgate-Palmolive Co.	84,753	7,737,949
Interactive Media & Services 9.8%
Alphabet, Inc., Class A	102,699	36,574,195
Life Sciences Tools & Services 3.2%
Mettler-Toledo International, Inc. (a)	8,515	12,059,794
Machinery 3.8%
Graco, Inc.	91,902	7,295,181
Otis Worldwide Corp.	95,358	6,861,008
		14,156,189

	Shares	Value
Common Stocks
Pharmaceuticals 3.2%
Johnson & Johnson	46,077	$ 11,811,839
Semiconductors & Semiconductor Equipment 9.3%
Analog Devices, Inc.	51,008	18,740,849
KLA Corp.	86,900	15,887,058
		34,627,907
Software 9.1%
Microsoft Corp.	72,357	33,625,745
Specialty Retail 10.7%
AutoZone, Inc. (a)	5,801	17,497,266
Lowe's Cos., Inc.	43,947	9,132,626
TJX Cos., Inc. (The)	83,011	13,060,951
		39,690,843
Total Common Stocks (Cost $260,341,645)		370,583,590
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
NYLIM U.S. Government Liquidity Fund, 3.585% (b)	735,313	735,313
Total Short-Term Investment (Cost $735,313)		735,313
Total Investments (Cost $261,076,958)	100.0%	371,318,903
Other Assets, Less Liabilities	0.0‡	133,295
Net Assets	100.0%	$ 371,452,198

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 1,658	$ 38,273	$ (39,196)	$ —	$ —	$ 735	$ 24	$ —	735

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 370,583,590	$ —	$ —	$ 370,583,590
Short-Term Investment
Affiliated Investment Company	735,313	—	—	735,313
Total Investments in Securities	$ 371,318,903	$ —	$ —	$ 371,318,903

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

474

NYLIM Funds Trust
(formerly known as New York Life Investments Funds Trust)
Notes to Portfolios of Investments July 31, 2026 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the NYLIM Funds Trust (the "Board") (formerly known as New York Life Investments Funds Trust) has designated New York Life Investment Management LLC as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2026, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.